UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811- 05201


                           Thornburg Investment Trust
               (Exact name of registrant as specified in charter)

                    C/O Thornburg Investment Management, Inc.
              2300 North Ridgetop Road, Santa Fe, New Mexico 87506
               (Address of principal executive offices) (Zip code)


     Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506
                     (Name and address of agent for service)


                  Registrant's telephone number, including area
                               code: 505-984-0200


                   Date of fiscal year end: September 30, 2011


                     Date of reporting period: June 30, 2011


Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

         Thornburg Limited Term Municipal Fund
         Thornburg Intermediate Municipal Fund
         Thornburg Strategic Municipal Income Fund
         Thornburg California Limited Term Municipal Fund
         Thornburg New Mexico Intermediate Municipal Fund
         Thornburg New York Intermediate Municipal Fund
         Thornburg Limited Term U.S. Government Fund
         Thornburg Limited Term Income Fund
         Thornburg Strategic Income Fund
         Thornburg Value Fund
         Thornburg International Value Fund
         Thornburg Core Growth Fund
         Thornburg International Growth Fund
         Thornburg Investment Income Builder Fund
         Thornburg Global Opportunities Fund
         Thornburg Developing World Fund



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Thornburg Limited Term Municipal Fund                                                       June 30, 2011 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
        Alabama -- 1.98%
          Alabama State Public School & College Authority, 5.00% due 5/1/2012       AA/Aa1     $ 2,000,000  $  2,077,340
          Alabama State Public School & College Authority, 5.00% due 5/1/2013       AA/Aa1       5,000,000     5,394,400
          Alabama State Public School & College Authority, 5.00% due 5/1/2015       NR/Aa1       8,530,000     9,734,692
          Alabama State Public School & College Authority, 5.00% due 5/1/2016       AA/Aa1       5,000,000     5,786,250
          Birmingham GO, 5.00% due 10/1/2013 (Insured: Natl-Re)                     AA/Aa2       2,500,000     2,704,775
          Birmingham GO, 5.00% due 2/1/2015                                         AA/Aa2       4,240,000     4,690,415
          Birmingham GO, 4.00% due 8/1/2015                                         AA/Aa2       3,005,000     3,242,095
          Birmingham GO, 5.00% due 2/1/2016                                         AA/Aa2       3,775,000     4,209,012
          Birmingham GO, 4.00% due 8/1/2016                                         AA/Aa2       3,645,000     3,921,510
          Birmingham GO, 5.00% due 2/1/2017                                         AA/Aa2       2,045,000     2,274,551
          Birmingham GO, 4.00% due 8/1/2017                                         AA/Aa2       2,760,000     2,929,326
          Birmingham GO, 5.00% due 2/1/2018                                         AA/Aa2       2,000,000     2,262,400
          Courtland   Solid  Waste  Disposal   Revenue,   4.75%  due  5/1/2017
          (International Paper Company)                                             BBB/NR       5,000,000     5,031,100
          Huntsville GO, 5.50% due 11/1/2014 pre-refunded 5/1/2012                 AAA/Aaa       3,425,000     3,642,967
          Lake Martin Area IDA, 5.00% due 11/1/2011 (County Guaranty)               NR/NR        3,000,000     3,025,200
          Mobile GO Warrants, 5.25% due 8/1/2012 (Insured: AGM)                    AA+/Aa2       1,025,000     1,079,202
          Mobile GO Warrants, 4.50% due 8/15/2016                                   NR/NR        1,890,000     1,962,765
          Mobile GO Warrants, 5.00% due 2/15/2019                                  AA-/Aa2       2,000,000     2,229,360
          Mobile Industrial  Development PCR, 5.00% due 6/1/2034 put 3/19/2015
          (Alabama Power Co.)                                                        A/A2        6,000,000     6,640,560
       a  Montgomery Waterworks & Sanitation, 5.00% due 9/1/2016                   AAA/Aa2       2,080,000     2,422,742
          Montgomery Waterworks & Sanitation, 5.00% due 9/1/2019                   AAA/Aa2       3,375,000     3,850,132
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.25% due
          9/1/2017                                                                  A+/A1        2,500,000     2,813,050
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.00% due
          9/1/2018                                                                  A+/A1        1,500,000     1,657,530
        Alaska -- 0.92%
          Alaska  Energy Power  Authority,  6.00% due 7/1/2011  (Bradley  Lake
          Hydroelectric; Insured: AGM)                                             AA+/Aa2         955,000       955,143
          Alaska  Energy Power  Authority,  6.00% due 7/1/2011  (Bradley  Lake
          Hydroelectric; Insured: AGM)                                             AA+/Aa2       4,040,000     4,040,606
          Alaska  Energy Power  Authority,  6.00% due 7/1/2013  (Bradley  Lake
          Hydroelectric; Insured: AGM)                                             AA+/Aa2       1,600,000     1,742,368
          Alaska  Housing  Finance  Corp.  GO, 5.00% due  12/1/2018  (Insured:
          Natl-Re)                                                                 AA+/Aa2       2,000,000     2,243,480
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2014                                                                 AA-/Aa3       2,000,000     2,185,080
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2015                                                                 AA-/Aa3       1,900,000     2,118,899
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2016                                                                 AA-/Aa3       1,000,000     1,129,430
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2017                                                                 AA-/Aa3       3,000,000     3,390,840
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2018                                                                 AA-/Aa3       2,455,000     2,770,615
          Alaska  Municipal Bond Bank, 5.00% due 6/1/2014  (Insured:  Natl-Re)
          (State Aid Withholding)                                                   A+/Aa2       1,175,000     1,291,889
          Alaska Student Loan Corp., 5.25% due 1/1/2012 (Insured: AGM)              AA+/NR       3,000,000     3,066,840
          North Slope Boro GO, 5.00% due 6/30/2015 (Insured: Natl-Re)              AA-/Aa3       3,250,000     3,721,348
          North Slope Boro GO, 5.00% due 6/30/2017 (Insured: Natl-Re)              AA-/Aa3       8,800,000    10,269,952
        Arizona -- 3.52%
          Arizona  Board of Regents  COP,  5.00% due 7/1/2018  (Arizona  State
          University; Insured: Natl-Re)                                             AA-/A1       1,285,000     1,403,811
          Arizona  Board of Regents  COP,  5.00% due 7/1/2019  (Arizona  State
          University; Insured: Natl-Re)                                             AA-/A1       3,735,000     4,039,104
          Arizona HFA, 5.25% due 1/1/2018 (Banner Health)                           AA-/NR       3,500,000     3,931,340
          Arizona HFA, 5.00% due 7/1/2018 (Catholic Health Care West)                A/A2        1,470,000     1,613,075
          Arizona HFA, 5.00% due 7/1/2019 (Catholic Health Care West)                A/A2        1,365,000     1,485,966
          Arizona HFA, 5.00% due 7/1/2020 (Catholic Health Care West)                A/A2        1,290,000     1,386,286
          Arizona Lottery Revenue, 5.00% due 7/1/2018 (Insured: AGM)               AA+/Aa3       8,370,000     9,420,268
          Arizona Lottery Revenue, 5.00% due 7/1/2020 (Insured: AGM)               AA+/Aa3       8,000,000     8,858,000
          Arizona Transportation Board Highway Revenue, 5.25% due 7/1/2015         AAA/Aaa       3,860,000     4,108,198
          Chandler Street & Highway User Revenue, 3.00% due 7/1/2013                AA/Aa2       1,905,000     1,989,258
          Chandler Street & Highway User Revenue, 3.00% due 7/1/2014                AA/Aa2       2,790,000     2,946,156
          Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)                 A-/NR        1,000,000     1,098,470
          Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)                 A-/NR        1,325,000     1,471,611
          Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)                 A-/NR        1,440,000     1,603,872
          Glendale  Western  Loop  101  Public  Facilities  Corp.,  6.00%  due
          7/1/2019                                                                  AA/A2        2,200,000     2,320,714
          Maricopa County IDA Health Facilities  Revenue,  4.125% due 7/1/2015
          (Catholic Health Care West)                                                A/A2        1,000,000     1,058,790
          Maricopa County IDA Health  Facilities  Revenue,  5.00% due 7/1/2038
          put 7/1/2014 (Catholic Health Care West)                                   A/A2        7,500,000     8,152,575
          Maricopa County Pollution  Control Corp. PCR, 5.50% due 5/1/2029 put
          5/1/2012 (Arizona Public Service Co.)                                    BBB/Baa2     10,000,000    10,304,600
          Mesa Highway GO, 3.25% due 7/1/2016                                      AA+/Aa3      10,000,000    10,423,500
          Mohave County IDA, 5.00% due 4/1/2014  (Mohave Prison LLC;  Insured:
          Syncora) (ETM)                                                            AAA/NR       3,135,000     3,501,419
          Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                BBB+/NR      12,100,000    12,531,486
          Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014  (Arizona  Public
          Service Co.)                                                             BBB/Baa2      1,600,000     1,718,528
          Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014  (Arizona  Public
          Service Co.)                                                             BBB/Baa2      2,600,000     2,792,608
          Navajo County PCR, 5.75% due 6/1/2034 put 6/1/2016  (Arizona  Public
          Service Co.)                                                             BBB/Baa2      5,600,000     6,298,768
          Northern  Arizona  University  COP,  5.00%  due  9/1/2019  (Insured:
          AMBAC)                                                                     A/A2        3,500,000     3,611,440
          Pima County IDA, 6.40% due 7/1/2013 (Arizona Charter Schools)            NR/Baa3         410,000       413,280
          Pima County IDA, 5.00% due 7/1/2016 (Metro Police Facility)               AA/Aa3       2,500,000     2,810,350
          Pima County IDA, 5.00% due 7/1/2017 (Metro Police Facility)               AA/Aa3       3,000,000     3,365,880
          Pima County IDA, 5.00% due 7/1/2018 (Metro Police Facility)               AA/Aa3       3,285,000     3,670,790
          Pima County IDA, 5.00% due 7/1/2019 (Metro Police Facility)               AA/Aa3       2,000,000     2,218,860
          Pima County Sewer Revenue, 4.50% due 7/1/2017 (Insured: AGM)             AA+/Aa3       5,000,000     5,606,300
          Pima County Sewer Revenue, 5.00% due 7/1/2018 (Insured: AGM)             AA+/Aa3       5,000,000     5,739,950
          Salt River  Agricultural  Improvement  & Power  District,  3.00% due
          1/1/2014                                                                  AA/Aa1      11,275,000    11,905,723
          Yuma Property  Corp.  Utility  Systems  Revenue,  5.00% due 7/1/2016
          (Insured: Syncora)                                                        A+/A1        2,000,000     2,223,320
          Yuma Property  Corp.  Utility  Systems  Revenue,  5.00% due 7/1/2018
          (Insured: Syncora)                                                        A+/A1        2,130,000     2,319,677
        California -- 8.14%
          Alameda County COP, 5.00% due 12/1/2017  (Santa Rita Jail;  Insured:
          AMBAC)                                                                    AA/NR        1,000,000     1,132,380
          Anaheim Public Financing  Authority,  5.25% due 10/1/2018  (Electric
          Systems Generation; Insured: AGM)                                        AA+/Aa3       1,560,000     1,635,332
          Calexico USD COP, 5.75% due 9/1/2013                                      A-/NR        1,685,000     1,780,455
          California  Educational  Facilities,   5.00%  due  4/1/2017  (Pitzer
          College)                                                                  NR/A3        1,460,000     1,614,789
          California GO, 4.75% due 4/1/2018                                         A-/A1        1,250,000     1,409,300
          California  GO,  0.04% due  5/1/2034  put  7/1/2011  (LOC:  Citibank
          N.A./California  State  Teachers'  Retirement  System) (daily demand
          notes)                                                                    A+/Aa3       2,970,000     2,970,000
          California  HFA,  5.50% due 2/1/2017  (Community  Program;  Insured:
          California Mtg Insurance)                                                 A-/NR        2,575,000     2,852,070
          California  HFA,  5.50% due 2/1/2018  (Community  Program;  Insured:
          California Mtg Insurance)                                                 A-/NR        2,715,000     2,996,084
          California  HFA,  5.50% due 2/1/2019  (Community  Program;  Insured:
          California Mtg Insurance)                                                 A-/NR        2,865,000     3,150,784
          California  HFA,  5.75% due 2/1/2020  (Community  Program;  Insured:
          California Mtg Insurance)                                                 A-/NR        1,975,000     2,187,076
          California  HFA,  5.75% due 2/1/2021  (Community  Program;  Insured:
          California Mtg Insurance)                                                 A-/NR        1,695,000     1,867,721
          California  HFA,  5.00% due 7/1/2027 put 7/1/2014  (Catholic  Health
          Care West)                                                                 A/A2        3,500,000     3,809,890
          California  HFA,  5.00% due 7/1/2028 put 7/1/2014  (Catholic  Health
          Care West)                                                                 A/A2        2,000,000     2,177,080
          California  Infrastructure  & Economic  Development  Bank, 0.03% due
          11/1/2026  put  7/1/2011  (Pacific Gas & Electric;  Insured:  Mizuho
          Corporate Bank) (daily demand notes)                                     AAA/Aa1      10,600,000    10,600,000
          California  State  Department  of  Transportation   COP,  5.25%  due
          3/1/2016 (Insured: Natl-Re)                                               BBB/A2       1,000,000     1,003,730
          California State  Department of Water Resources Power Supply,  5.50%
          due 5/1/2012                                                             AA-/Aa3       2,600,000     2,713,646
          California State  Department of Water Resources Power Supply,  6.00%
          due 5/1/2013 pre-refunded 5/1/2012                                       AA-/Aa3       2,550,000     2,698,665
          California State  Department of Water Resources Power Supply,  5.00%
          due 5/1/2015                                                             AA-/Aa3       5,000,000     5,719,100
          California State  Department of Water Resources Power Supply,  5.00%
          due 5/1/2016                                                             AA-/Aa3       5,000,000     5,779,650
          California State Economic Recovery, 5.00% due 7/1/2020                    A+/Aa3       4,200,000     4,811,394
          California State Economic Recovery GO, 5.00% due 7/1/2016                 A+/Aa3      12,000,000    12,042,240
          California State Economic Recovery GO, 5.00% due 7/1/2018                 A+/Aa3       4,000,000     4,688,080
          California State Public Works Board,  5.00% due 9/1/2016 (Regents of
          University of California; Insured: Natl-Re/FGIC)                         AA-/Aa2       3,000,000     3,421,320
          California State Public Works Board,  5.00% due 9/1/2017 (Regents of
          University of California; Insured: Natl-Re/FGIC)                         AA-/Aa2       3,000,000     3,421,260
          California   State   Public  Works   Board,   5.00%  due   11/1/2017
          (California State University Trustees)                                   BBB+/Aa3      3,000,000     3,307,350
          California   State   Public  Works   Board,   5.00%  due   11/1/2018
          (California State University Trustees)                                   BBB+/Aa3      2,700,000     2,960,469
          California  Statewide  Community  Development  Authority,  5.00% due
          6/15/2013                                                                 A-/A1        9,500,000    10,210,030
          California  Statewide  Community  Development  Authority,  5.00% due
          5/15/2017 (Irvine LLC-UCI East Campus)                                   NR/Baa2       2,200,000     2,317,612
          California  Statewide  Community  Development  Authority,  5.00% due
          4/1/2019 (Kaiser Credit Group)                                            A+/NR       27,000,000    30,510,000
          California  Statewide  Community  Development  Authority,  5.00% due
          7/1/2020 (Aspire Public Schools; Insured: College for Certain LLC)        NR/NR        2,000,000     1,898,420
          California Statewide Community  Development Authority PCR, 4.10% due
          4/1/2028  put 4/1/2013  (Southern  California  Edison Co.;  Insured:
          Syncora)                                                                   A/A1        1,000,000     1,047,820
          Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re/FGIC)                   A+/NR        7,000,000     5,211,220
          Centinela   Valley  Unified  High  School  District  GO,  4.00%  due
          12/1/2013                                                                SP-1+/NR      5,665,000     5,935,334
          Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)       A+/A1          600,000       669,660
          Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)       A+/A1        1,750,000     1,931,195
          Chula Vista COP, 5.25% due 3/1/2018                                       A-/NR        1,170,000     1,272,796
          Chula Vista COP, 5.25% due 3/1/2019                                       A-/NR        1,235,000     1,332,306
          Clovis USD GO, 0% due 8/1/2019 (Insured: Natl-Re/FGIC)                    AA/NR        2,685,000     1,881,729
          Golden  State  Tobacco  Securitization  Corp.,  5.50%  due  6/1/2043
          pre-refunded 6/1/2013                                                    AAA/Aaa       2,000,000     2,190,900
          Inland Valley Development Agency, 5.25% due 4/1/2013 (ETM)                 A/NR        2,000,000     2,164,820
          Inland Valley Development Agency, 5.50% due 4/1/2014 (ETM)                 A/NR        2,000,000     2,257,440
          Inland Valley Development Agency, 4.50% due 3/1/2041 put 3/1/2016          A/NR        8,000,000     8,282,240
          Irvine Ranch Water  District GO,  0.03% due  10/1/2041  put 7/1/2011
          (LOC: Bank of America N.A.) (daily demand notes)                          A+/Aa3       1,600,000     1,600,000
          Irvine USD, 5.25% due 9/1/2017  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA+/NR       5,000,000     5,603,100
          Irvine USD, 5.25% due 9/1/2018  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA+/NR       3,000,000     3,347,730
          Irvine USD, 5.25% due 9/1/2019  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA+/NR       3,000,000     3,313,980
          Kern Community College District COP, 4.00% due 4/1/2014                  SP-1+/NR      2,000,000     2,067,380
          Los Angeles  Convention &  Exhibition  Center  Authority,  5.00% due
          8/15/2018                                                                 A+/A1        2,095,000     2,274,646
          Los  Angeles  County  Public  Works  Authority,  5.00% due  8/1/2018
          (Multiple Capital Projects)                                               A+/A1        4,000,000     4,509,080
          Los  Angeles  County  Public  Works  Authority,  5.00% due  8/1/2019
          (Multiple Capital Projects)                                               A+/A1        8,260,000     9,251,117
          Los Angeles  Department  of Water & Power,  0.05% due  7/1/2034  put
          7/1/2011 (SPA: Bank of America N.A.) (daily demand notes)                AA-/Aa3       4,700,000     4,700,000
          Los Angeles USD COP, 5.00% due 10/1/2017 (Insured: AMBAC)                 A+/A1        2,445,000     2,660,967
          Los Angeles USD COP, 5.50% due 12/1/2018 (Capital Projects)               A+/A1        4,600,000     5,102,550
          Los Angeles USD COP, 5.50% due 12/1/2019                                  A+/A1        7,040,000     7,747,098
          Los Angeles USD GO, 5.00% due 7/1/2018 (Insured: AGM)                    AA+/Aa2       4,000,000     4,541,080
          Monterey County COP, 5.00% due 8/1/2016 (Insured: AGM)                   AA+/Aa3       1,435,000     1,597,614
          Monterey County COP, 5.00% due 8/1/2018 (Insured: AGM)                   AA+/Aa3       2,260,000     2,493,119
          Mount San Antonio  Community  College GO, 0% due 8/1/2017  (Insured:
          Natl-Re)                                                                  AA/Aa2       5,000,000     4,063,700
          Newport  Beach  Revenue,  5.00% due  12/1/2038  put  2/7/2013  (Hoag
          Memorial Hospital)                                                        AA/Aa3       3,000,000     3,198,510
          Northern California Power Agency, 5.00% due 7/1/2017                       A/A2        1,000,000     1,140,940
          Northern  California Power Agency Revenue,  5.00% due 6/1/2018 (Lodi
          Energy Center)                                                            A-/A3        4,480,000     5,030,637
          Northern California Power Agency Revenue, 5.00% due 7/1/2019               A/A2        1,000,000     1,133,370
          Northern California Power Agency Revenue, 5.00% due 7/1/2020               A/A2        1,325,000     1,468,047
          Orange  County  Public  Financing  Authority,   5.00%  due  7/1/2017
          (Insured: Natl-Re)                                                        A+/Aa3       1,245,000     1,420,470
          Palo Alto USD GO, 0% due 8/1/2019                                        AAA/Aa1       1,000,000       728,560
          Palomar Community College Capital Appreciation GO, 0% due 8/1/2021       AA-/Aa2       2,560,000     1,534,694
          Pittsburgh  Redevelopment  Agency,  5.00% due 8/1/2012  (Los Medanos
          Community Development; Insured: Natl-Re)                                 A+/Baa1       1,255,000     1,288,019
          Pittsburgh  Redevelopment  Agency,  5.00% due 8/1/2018  (Los Medanos
          Community Development; Insured: Natl-Re)                                 A+/Baa1       5,150,000     5,196,556
          Redding   Electrical   Systems   Revenue  COP,  5.00%  due  6/1/2020
          (Insured: AGM)                                                            NR/Aa3       3,955,000     4,310,594
          Sacramento  Cogeneration  Authority,  5.00% due  7/1/2017  (Insured:
          AMBAC)                                                                    BBB/NR       8,290,000     8,741,225
          Sacramento  Cogeneration  Authority,  5.00% due 7/1/2017  (Procter &
          Gamble)                                                                   A+/A1          750,000       852,570
          Sacramento Municipal Utility District,  5.00% due 7/1/2016 (Cosumnes
          Project; Insured: Natl-Re)                                               BBB/Baa1      4,870,000     5,274,600
          Sacramento Municipal Utility District,  5.00% due 7/1/2019 (Cosumnes
          Project; Insured: Natl-Re)                                               BBB/Baa1      5,000,000     5,161,700
          Sacramento Municipal Utility District,  5.00% due 7/1/2020 (Cosumnes
          Project; Insured: Natl-Re)                                               BBB/Baa1      8,675,000     8,877,127
          San  Diego USD GO,  5.50%  due  7/1/2020  (Election  1998;  Insured:
          Natl-Re)                                                                  AA/Aa1      10,000,000    11,437,600
          San Joaquin  Delta  Community  College  District GO, 0% due 8/1/2019
          (Insured: AGM)                                                           AA+/Aa2       7,600,000     5,258,364
          San Jose  Redevelopment  Agency Tax  Allocation,  6.00% due 8/1/2015
          (Insured: Natl-Re)                                                       BBB/Baa1      2,780,000     3,016,133
          San Jose  Redevelopment  Agency Tax  Allocation,  5.00% due 8/1/2020
          (Insured: Natl-Re)                                                      BBB+/Baa1      1,850,000     1,727,919
          San Luis & Delta-Mendota Water Authority,  4.50% due 3/1/2014 (Water
          Utility Improvements)                                                     A+/NR        3,900,000     4,177,290
          Santa Ana USD GO, 0% due 8/1/2019 (Insured: Natl-Re/FGIC)                 A+/NR        3,425,000     2,400,343
          Santa Clara County  Financing  Authority  Lease  Revenue,  4.00% due
          5/15/2014 (Multiple Facilities)                                           AA/Aa2       4,245,000     4,520,458
          Santa Clara County  Financing  Authority  Lease  Revenue,  4.00% due
          5/15/2017 (Multiple Facilities)                                           AA/Aa2       1,000,000     1,070,780
          Solano County COP, 5.00% due 11/15/2017                                   AA-/A1       1,580,000     1,745,663
          Southeast  Resource  Recovery   Facilities   Authority,   5.25%  due
          12/1/2017 (Insured: AMBAC)                                                A+/A1        2,000,000     2,102,920
          Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)        A+/A1        2,000,000     2,251,060
          Tuolumne Wind Project Authority, 5.00% due 1/1/2019 (Tuolumne Co.)        A+/A1        2,000,000     2,241,260
          Tustin  California   Community   Redevelopment   Agency,  4.00%  due
          9/1/2019 (Tustin Redevelopment)                                            A/NR        1,010,000       959,803
          Tustin  California   Community   Redevelopment   Agency,  4.00%  due
          9/1/2020 (Tustin Redevelopment)                                            A/NR        1,050,000       977,130
          Twin Rivers USD GO, 0% due 4/1/2014                                      SP-1+/NR      3,490,000     3,229,332
          Ventura County COP, 5.00% due 8/15/2016                                   AA/Aa3       1,520,000     1,713,298
          Ventura County COP, 5.25% due 8/15/2017                                   AA/Aa3       1,635,000     1,856,117
        Colorado -- 2.33%
          Adams  County  Platte  Valley  Medical  Center,  5.00% due  2/1/2015
          (Brighton Community Hospital Association; Insured: FHA/Natl-Re)           BBB/NR       1,530,000     1,670,225
          Adams  County  Platte  Valley  Medical  Center,  5.00% due  8/1/2015
          (Brighton Community Hospital Association; Insured: FHA/Natl-Re)           BBB/NR       1,565,000     1,723,331
          Beacon  Point  Metropolitan  District,  4.375% due  12/1/2015  (LOC:
          Compass Bank)                                                              A/NR        1,335,000     1,333,011
          Broomfield Water Activity Enterprise,  5.30% due 12/1/2014 (Insured:
          Natl-Re)                                                                  NR/Aa3       1,620,000     1,641,465
          Colorado COP, 3.00% due 3/1/2013 (Colorado Penitentiary)                 AA-/Aa2       1,205,000     1,231,847
          Colorado COP, 4.00% due 3/1/2014 (Colorado Penitentiary)                 AA-/Aa2       1,285,000     1,351,422
          Colorado COP, 5.00% due 3/1/2016 (Colorado Penitentiary)                 AA-/Aa2       2,000,000     2,203,140
          Colorado COP, 5.00% due 3/1/2017 (Colorado Penitentiary)                 AA-/Aa2       2,000,000     2,197,620
          Colorado COP, 5.00% due 3/1/2018 (Colorado Penitentiary)                 AA-/Aa2       1,500,000     1,643,385
          Colorado  Educational  &  Cultural  Facilities,  4.00% due  6/1/2014
          (NCSL)                                                                     A/A3        1,300,000     1,381,965
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2016
          (NCSL)                                                                     A/A3        1,475,000     1,641,056
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2018
          (NCSL)                                                                     A/A3        1,625,000     1,808,852
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2020
          (NCSL)                                                                     A/A3        1,805,000     1,980,392
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2021
          (NCSL)                                                                     A/A3        1,000,000     1,084,170
          Colorado HFA, 5.00% due 11/15/2013 (Adventist Health/Sunbelt Group)      AA-/Aa3       2,840,000     3,068,592
          Colorado HFA, 5.00% due 11/15/2015 (Adventist Health/Sunbelt Group)      AA-/Aa3       2,365,000     2,641,279
          Colorado  HFA,  5.25%  due  5/15/2017   (Northern  Colorado  Medical
          Center; Insured: AGM)                                                     AA+/NR       1,185,000     1,339,856
          Colorado  HFA,  5.25%  due  5/15/2019   (Northern  Colorado  Medical
          Center; Insured: AGM)                                                     AA+/NR       2,225,000     2,498,541
          Colorado HFA,  5.50% due 10/1/2038 put 11/12/2015  (Catholic  Health
          Initiatives)                                                              AA/Aa2       1,000,000     1,164,020
          Colorado  HFA,  5.00% due 7/1/2039 put  11/8/2012  (Catholic  Health
          Initiatives)                                                              AA/Aa2       3,500,000     3,705,345
          Colorado HFA,  5.00% due 7/1/2039 put  11/12/2013  (Catholic  Health
          Initiatives)                                                              AA/Aa2       7,255,000     7,931,093
          Colorado HFA,  5.00% due 7/1/2039 put  11/11/2014  (Catholic  Health
          Initiatives)                                                              AA/Aa2       3,000,000     3,360,660
          Denver City & County Airport System,  5.00% due 11/15/2016 (Insured:
          Natl-Re)                                                                  A+/A1        1,725,000     1,968,173
          Denver City & County Airport System,  5.00% due 11/15/2017 (Insured:
          Natl-Re)                                                                  A+/A1        1,000,000     1,133,840
          Denver City & County COP, 5.00% due 5/1/2013 (Insured: Natl-Re)          AA+/Aa1       3,890,000     4,172,842
          Denver City & County COP, 5.00% due 5/1/2014 (Insured: Natl-Re)          AA+/Aa1       4,000,000     4,396,240
          Denver City & County COP,  5.00% due 12/1/2016  (Buell  Theatre/Jail
          Dormitory; Insured: Natl-Re)                                             AA+/Aa1       3,025,000     3,246,642
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2014
          (Insured: Syncora)                                                      BBB-/Baa3      3,450,000     3,606,630
          Denver  Convention  Center  Hotel  Authority,  5.00%  due  12/1/2019
          pre-refunded 12/1/2013 (Insured: Syncora)                                 NR/NR        5,000,000     5,491,150
          Denver  Convention  Center  Hotel  Authority,  5.00%  due  12/1/2022
          pre-refunded 12/1/2013 (Insured: Syncora)                                 NR/NR        2,000,000     2,196,460
          E-470  Public  Highway  Authority  Capital   Appreciation,   0%  due
          9/1/2014 (Insured: Natl-Re)                                              BBB/Baa1      1,910,000     1,670,047
          Longmont Sales & Use Tax, 6.00% due 5/15/2019                             AA+/NR       3,215,000     3,844,561
          Mesa County Residual Revenue, 0% due 12/1/2011 (ETM)                      NR/Aaa       1,250,000     1,247,625
          Park Creek  Metropolitan  District,  5.00% due  12/1/2015  (Insured:
          AGM)                                                                      AA+/NR       1,000,000     1,123,930
          Park Creek  Metropolitan  District,  5.00% due  12/1/2016  (Insured:
          AGM)                                                                      AA+/NR       1,035,000     1,172,148
          Park Creek  Metropolitan  District,  5.00% due  12/1/2017  (Insured:
          AGM)                                                                      AA+/NR       1,525,000     1,718,263
          Park Creek  Metropolitan  District,  5.50% due  12/1/2018  (Insured:
          AGM)                                                                      AA+/NR       1,200,000     1,386,276
          Park Creek  Metropolitan  District,  5.50% due  12/1/2019  (Insured:
          AGM)                                                                      AA+/NR       1,000,000     1,148,820
          Regional Transportation District COP, 5.00% due 6/1/2018                  A-/Aa3       1,750,000     1,943,165
          Regional Transportation District COP, 5.00% due 6/1/2019                  A-/Aa3       1,750,000     1,928,622
          Regional Transportation District COP, 5.00% due 6/1/2020                  A-/Aa3       3,655,000     4,000,288
          Regional Transportation District COP, 5.50% due 6/1/2021                  A-/Aa3       1,000,000     1,118,250
          Southlands   Metropolitan   District   GO,   6.75%   due   12/1/2016
          pre-refunded 12/1/2014                                                    AAA/NR         840,000       954,366
        Connecticut -- 0.07%
          Connecticut  Development  Authority  PCR,  5.75%  due  6/1/2026  put
          2/1/2012 (United Illuminating Co.)                                       NR/Baa2       1,000,000     1,022,400
          Connecticut  Health & Educational  Facilities,  3.50% due 11/15/2029
          put 2/1/2012 (Ascension Health)                                          AA+/Aa1       1,860,000     1,892,215
        Delaware -- 0.03%
          Delaware EDA, 6.375% due 5/1/2027  pre-refunded  5/1/2012 (Peninsula
          United Methodist Homes)                                                   NR/NR        1,000,000     1,058,150
        District of Columbia -- 1.09%
          District  of  Columbia   Convention  Center  Authority,   5.00%  due
          10/1/2013 (Washington Convention Center; Insured: AMBAC)                   A/A1        3,000,000     3,228,900
          District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)              A/NR        4,065,000     4,205,121
          District   of   Columbia   COP,   5.25%   due   1/1/2015   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        2,875,000     3,186,477
          District   of   Columbia   COP,   5.25%   due   1/1/2016   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        4,625,000     5,169,732
          District of Columbia COP, 5.00% due 1/1/2019 (Insured: Natl-Re)           A/Aa3        5,000,000     5,286,450
          District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)            A+/Aa2       5,000,000     5,974,650
          District of Columbia  Housing  Finance  Agency,  5.00% due  7/1/2014
          (HUD Loan; Insured: AGM)                                                  AA+/Aa3       1,195,000     1,297,340
          District of Columbia  Housing  Finance  Agency,  5.00% due  7/1/2015
          (HUD Loan; Insured: AGM)                                                  AA+/Aa3       1,480,000     1,626,624
          District of Columbia  Revenue,  4.00% due 4/1/2015  (National Public
          Radio)                                                                   AA-/Aa3       1,000,000     1,080,220
          District of Columbia  Revenue,  5.00% due 4/1/2016  (National Public
          Radio)                                                                   AA-/Aa3         500,000       565,680
          District of Columbia  Revenue,  4.00% due 4/1/2017  (National Public
          Radio)                                                                   AA-/Aa3       1,830,000     1,978,212
          District of Columbia  Revenue,  5.00% due 4/1/2018  (National Public
          Radio)                                                                   AA-/Aa3       1,195,000     1,354,114
          District of Columbia  Revenue,  5.00% due 4/1/2019  (National Public
          Radio)                                                                   AA-/Aa3         805,000       908,056
          District of Columbia  Revenue,  5.00% due 4/1/2020  (National Public
          Radio)                                                                   AA-/Aa3       1,250,000     1,406,088
          District  of  Columbia  Tax  Increment,  0% due  7/1/2011  (Mandarin
          Oriental; Insured: AGM)                                                  AA+/Aa3       1,990,000     1,989,940
          District  of  Columbia  Tax  Increment,  0% due  7/1/2012  (Mandarin
          Oriental; Insured: AGM)                                                  AA+/Aa3       1,580,000     1,559,144
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2014
          (Dulles Toll Road; Insured: AGM)                                         AA+/Aa3       2,000,000     1,819,440
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2016
          (Dulles Toll Road; Insured: AGM)                                         AA+/Aa3       4,000,000     3,309,880
        Florida -- 9.75%
          Broward  County  Airport  Systems,  5.00%  due  10/1/2014  (Insured:
          AMBAC)                                                                    A+/A1        4,000,000     4,397,600
          Broward County Port Facilities, 5.00% due 9/1/2013                        A-/A2        2,000,000     2,142,600
          Broward County Port Facilities, 5.00% due 9/1/2017                        A-/A2        2,820,000     3,125,829
          Broward County Port Facilities, 5.50% due 9/1/2018                        A-/A2        3,500,000     3,970,435
          Broward County Port Facilities, 5.50% due 9/1/2019                        A-/A2        2,800,000     3,154,508
          Broward County School Board COP, 5.25% due 7/1/2015 (Insured: AGM)       AA+/Aa3       3,035,000     3,384,753
          Broward County School Board COP, 5.00% due 7/1/2016 (Insured: AGM)       AA+/Aa3       1,495,000     1,664,892
          Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)       AA+/Aa3       3,715,000     4,180,527
          Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)       AA+/Aa3       7,630,000     8,586,115
          Broward  County  School  Board  COP,  5.00% due  7/1/2017  (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        1,000,000     1,105,070
          Capital Projects Finance  Authority,  5.50% due 10/1/2012  (Insured:
          Natl-Re)                                                                 BBB/Baa1      1,820,000     1,796,522
          Capital Projects Finance  Authority,  5.50% due 10/1/2015  (Insured:
          Natl-Re)                                                                 BBB/Baa1      2,660,000     2,510,535
          Collier County Special Obligation Revenue, 4.00% due 10/1/2014            AA/Aa2       1,410,000     1,519,289
          Dade County Florida GO, 7.125% due 10/1/2011 (Insured: AMBAC)             NR/Aa2       1,000,000     1,016,910
          Escambia County HFA, 5.25% due 11/15/2014 (Ascension Health Credit)      AA+/Aa1       1,650,000     1,872,701
          Flagler County School Board COP, 5.00% due 8/1/2014 (Insured: AGM)       AA+/Aa3       1,605,000     1,751,601
          Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: AGM)       AA+/Aa3       1,500,000     1,660,770
          Florida Atlantic  University  Financing Corp.  Capital  Improvements
          Revenue, 5.00% due 7/1/2014 (Innovation Village)                           A/A2        1,950,000     2,120,567
          Florida Atlantic  University  Financing Corp.  Capital  Improvements
          Revenue, 5.00% due 7/1/2015 (Innovation Village)                           A/A2        2,395,000     2,638,045
          Florida Atlantic  University  Financing Corp.  Capital  Improvements
          Revenue, 5.00% due 7/1/2016 (Innovation Village)                           A/A2        2,275,000     2,516,650
          Florida  Board of  Education  Lottery  Revenue,  5.25% due  7/1/2016
          (Insured: Natl-Re/FGIC)                                                   AAA/A1       1,000,000     1,056,150
          Florida Department of Environmental  Protection,  5.00% due 7/1/2012
          (Florida Forever; Insured: Natl-Re)                                      AA-/Aa3       2,500,000     2,534,175
          Florida  Department  of  Management  Services,  5.25%  due  9/1/2016
          (Insured: AGM)                                                           AA+/Aa2       3,500,000     4,045,300
          Florida Higher Educational Facilities Financing,  4.00% due 4/1/2013
          (Nova Southeastern University)                                           BBB/Baa2      1,100,000     1,127,324
          Florida Higher Educational Facilities Financing,  5.00% due 4/1/2014
          (Nova Southeastern University)                                           BBB/Baa2      2,365,000     2,490,250
          Florida Higher Educational Facilities Financing,  5.00% due 4/1/2015
          (Nova Southeastern University)                                           BBB/Baa2      2,350,000     2,487,264
          Florida Higher Educational Facilities Financing,  5.00% due 4/1/2016
          (Nova Southeastern University)                                           BBB/Baa2      2,345,000     2,489,218
          Florida Higher Educational Facilities Financing,  5.25% due 4/1/2017
          (Nova Southeastern University)                                           BBB/Baa2      1,325,000     1,409,283
          Florida Higher Educational Facilities Financing,  5.25% due 4/1/2018
          (Nova Southeastern University)                                           BBB/Baa2      2,630,000     2,770,179
          Florida Higher Educational Facilities Financing,  5.50% due 4/1/2019
          (Nova Southeastern University)                                           BBB/Baa2      1,705,000     1,806,260
          Florida Hurricane Catastrophe, 5.00% due 7/1/2014                        AA-/Aa3      11,000,000    11,973,940
          Florida State Correctional  Privatization  Commission COP, 5.00% due
          8/1/2015 (Insured: AMBAC)                                                AA+/Aa2       2,000,000     2,182,440
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2012                                                                 AA+/NR         770,000       805,620
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2014                                                                 AA+/NR         905,000       996,975
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2015                                                                 AA+/NR         925,000     1,035,158
          Florida State Department of Transportation GO, 5.375% due 7/1/2017       AAA/Aa1       4,675,000     4,953,116
          Florida State Department of Transportation GO, 5.00% due 7/1/2018        AAA/Aa1       3,000,000     3,477,150
          Florida  Turnpike  Authority,  5.00%  due  7/1/2013  (Department  of
          Transportation)                                                          AA-/Aa3       4,875,000     5,283,037
          Fort  Myers  Florida  Improvement   Revenue,   5.00%  due  12/1/2018
          (Insured: Natl-Re)                                                        A+/Aa3       2,195,000     2,394,899
          Gainesville Utilities Systems Revenue, 6.50% due 10/1/2013                AA/Aa2       4,800,000     5,354,304
          Gainesville  Utilities  Systems  Revenue,  0.15% due  10/1/2026  put
          7/1/2011 (SPA: Suntrust Bank) (daily demand notes)                        AA/Aa2       2,915,000     2,915,000
          Gainesville  Utilities  Systems  Revenue,  0.20% due  10/1/2026  put
          7/1/2011 (SPA: Suntrust Bank) (daily demand notes)                        AA/Aa2      16,820,000    16,820,000
          Highlands County HFA, 5.00% due 11/15/2015 (Adventist Health)            AA-/Aa3       1,000,000     1,132,360
          Highlands    County   HFA,   5.00%   due    11/15/2016    (Adventist
          Health/Sunbelt Group)                                                    AA-/Aa3       1,000,000     1,134,670
          Highlands    County   HFA,   5.00%   due    11/15/2017    (Adventist
          Health/Sunbelt Group)                                                    AA-/Aa3       3,200,000     3,634,304
          Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health)            AA-/Aa3       1,000,000     1,095,580
          Highlands    County   HFA,   5.00%   due    11/15/2019    (Adventist
          Health/Sunbelt Group)                                                    AA-/Aa3       3,000,000     3,372,750
          Highlands  County HFA, 3.95% due 11/15/2032 put 9/1/2012  (Adventist
          Health/Sunbelt Group)                                                    AA-/Aa3       2,500,000     2,592,625
          Hillsborough   County  Assessment,   5.00%  due  3/1/2015  (Insured:
          Natl-Re/FGIC)                                                             A+/A1        5,000,000     5,441,200
          Hillsborough  County IDA PCR,  5.10% due 10/1/2013  (Tampa  Electric
          Co.)                                                                    BBB+/Baa1      7,410,000     7,709,512
       a  Hillsborough  County  IDA PCR,  5.00% due  12/1/2034  put  3/15/2012
          (Tampa Electric Co.; Insured: AMBAC)                                    BBB+/Baa1      4,000,000     4,116,000
          Hillsborough  County  Investment  Tax Revenue,  5.00% due  11/1/2016
          (Insured: AMBAC)                                                          AA/Aa2       1,000,000     1,137,570
          Hillsborough  County School Board COP, 5.25% due 7/1/2017  (Insured:
          Natl-Re)                                                                 AA-/Aa2       1,000,000     1,136,880
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2016
          (Insured: Syncora)                                                        NR/A3        2,000,000     2,167,280
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2017
          (Insured: Syncora)                                                        NR/A3        2,000,000     2,154,140
          Hollywood Water & Sewer Revenue, 5.00% due 10/1/2014 (Insured: AGM)       NR/Aa2       1,300,000     1,406,873
          JEA, 5.25% due 10/1/2012 (St. John's River Park Systems)                 AA-/Aa2       5,500,000     5,564,845
          JEA, 5.00% due 10/1/2014 (Electric Systems)                               A+/Aa3       7,165,000     7,869,821
          JEA, 4.00% due 10/1/2016 (Electric Systems)                               A+/Aa3       3,540,000     3,862,069
          JEA, 5.00% due 10/1/2017 (St. John's River Park Systems)                 AA-/Aa2       8,385,000     8,470,359
          JEA Water & Sewer Systems Revenue, 3.50% due 10/1/2013                   AA-/Aa2       5,565,000     5,877,030
          JEA Water & Sewer Systems Revenue, 5.00% due 10/1/2018                   AA-/Aa2       1,500,000     1,729,005
          Kissimmee Utilities Authority Electrical Systems Revenue,  5.25% due
          10/1/2016 (Insured: AGM)                                                  NR/Aa3       1,700,000     1,956,921
          Lakeland   Florida  Energy  System  Revenue,   5.00%  due  10/1/2016
          (Insured: AGM)                                                           AA+/Aa3       9,780,000    11,179,127
          Lakeland   Florida  Energy  System  Revenue,   5.00%  due  10/1/2017
          (Insured: AGM)                                                           AA+/Aa3       7,105,000     8,118,173
          Lakeland   Florida  Energy  System  Revenue,   5.00%  due  10/1/2019
          (Insured: AGM)                                                           AA+/Aa3       5,000,000     5,662,350
          Lakeland   Florida  Energy  System  Revenue,   5.00%  due  10/1/2020
          (Insured: AGM)                                                           AA+/Aa3       1,695,000     1,913,265
          Marion  County  Hospital  District,   5.00%  due  10/1/2015  (Munroe
          Regional Health Systems)                                                  NR/A3        1,000,000     1,086,120
          Miami Dade County  Educational  Facilities  Authority  GO, 5.00% due
          4/1/2016 (University of Miami; Insured: AMBAC)                            A-/A3        3,000,000     3,292,800
          Miami  Dade  County   Expressway   Authority,   5.00%  due  7/1/2019
          (Insured: Assured Guaranty)                                              AA+/Aa3       6,530,000     7,206,116
          Miami  Dade  County  GO,   5.25%  due  7/1/2018   (Building   Better
          Communities)                                                             AA-/Aa2       4,540,000     5,312,072
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2015 (Insured: AGM)                                             AA+/Aa3       3,845,000     3,367,143
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2016 (Insured: AGM)                                             AA+/Aa3       3,535,000     2,937,231
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2017 (Insured: AGM)                                             AA+/Aa3       2,435,000     1,900,274
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2018 (Insured: AGM)                                             AA+/Aa3       5,385,000     3,954,744
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2019 (Insured: AGM)                                             AA+/Aa3       2,170,000     1,489,119
          Miami Dade County  School Board COP,  5.00% due  5/1/2014  (Insured:
          Natl-Re)                                                                   A/A1        1,000,000     1,077,410
          Miami Dade County School Board COP,  5.00% due  10/1/2015  (Insured:
          AMBAC)                                                                     A/A1        1,000,000     1,098,540
          Miami Dade County  School Board COP,  5.00% due  5/1/2016  (Insured:
          Natl-Re)                                                                   A/A1        4,015,000     4,407,386
          Miami Dade County School Board COP,  5.00% due  10/1/2016  (Insured:
          AMBAC)                                                                     A/A1        1,000,000     1,102,720
          Miami Dade County School Board COP, 5.00% due 5/1/2032 put 5/1/2016        A/A1        6,000,000     6,498,840
          Miami Dade County School District GO, 5.375% due 8/1/2015  (Insured:
          AGM)                                                                     AA+/Aa3       5,000,000     5,701,050
          Miami Dade County Special Housing,  5.80% due 10/1/2012 (HUD Section
          8)                                                                       NR/Baa3       1,115,000     1,143,243
          Miami GO, 5.00% due 1/1/2017 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                            BBB-/A3       1,245,000     1,326,186
          Miami GO, 5.00% due 1/1/2018 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                            BBB-/A3       2,040,000     2,151,017
          Miami GO, 5.00% due 1/1/2019 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                            BBB-/A3       1,870,000     1,949,531
          Miami Special Obligation, 5.00% due 1/1/2018 (Insured: Natl-Re)           A-/A2        1,970,000     2,199,958
          North  Miami  Educational  Facilities  Revenue,  5.00% due  4/1/2013
          (Johnston & Wales University; Insured: Syncora)                           NR/NR        1,530,000     1,602,491
          Orange County HFA, 5.00% due 10/1/2014 (Orlando Health)                    A/A2        2,790,000     3,021,486
          Orange County HFA, 5.00% due 10/1/2017 (Orlando Health)                    A/A2        1,980,000     2,165,170
          Orange County HFA, 5.25% due 10/1/2019 (Orlando Health)                    A/A2        4,000,000     4,366,480
          Orange County HFA,  6.25% due 10/1/2021  (Orlando  Health;  Insured:
          Natl-Re)                                                                   A/A2        1,870,000     2,126,377
          Orlando & Orange  County  Expressway  Authority,  6.50% due 7/1/2011
          (Insured: Natl-Re/FGIC)                                                   BBB/A1       3,550,000     3,550,568
          Orlando & Orange  County  Expressway  Authority,  5.00% due 7/1/2013
          (Insured: AMBAC)                                                           A/A1        5,845,000     6,253,741
          Palm  Beach  County   Public   Improvement,   5.00%  due   11/1/2017
          (Biomedical Research Park; Insured: Syncora)                             AA+/Aa1       1,250,000     1,431,475
          Palm  Beach  County  Public  Improvement,  5.00% due  11/1/2030  put
          11/1/2011 (Convention Center; Insured: Natl-Re/FGIC)                     AA+/Aa1       3,000,000     3,038,850
          Palm Beach County  School Board COP,  5.375% due 8/1/2017  (Insured:
          AMBAC)                                                                   AA-/Aa3       7,000,000     7,092,260
          Palm Beach County School Board COP,  5.00% due 8/1/2025 put 8/1/2011
          (Insured: Natl-Re/FGIC)                                                   AA-/NR      15,040,000    15,095,949
          Port Everglades Authority, 5.00% due 9/1/2016 (Insured: AGM)             AA+/Aa3       9,990,000    10,308,981
          Putnam County  Development  Authority  PCR,  5.35% due 3/15/2042 put
          5/1/2018 (Seminole Project; Insured: AMBAC)                               A-/A3       10,000,000    10,833,500
          Putnam County  Development  Authority  PCR,  5.35% due 3/15/2042 put
          5/1/2018 (Seminole Project; Insured: AMBAC)                               A-/A3        3,125,000     3,385,469
          South Florida  Water  Management  District COP,  5.00% due 10/1/2015
          (Insured: AMBAC)                                                         AA+/Aa2       1,000,000     1,119,530
          South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)                     AA/Aa2       1,560,000     1,768,946
          South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)                     AA/Aa2       4,610,000     5,246,595
          St. John's County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)       NR/NR        2,755,000     2,870,159
       b  Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2017           AA+/Aa2       5,615,000     6,532,154
       b  Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018           AA+/Aa2       2,890,000     3,360,174
       b  Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019           AA+/Aa2       3,000,000     3,475,290
          Tampa Baycare Health Systems, 5.00% due 11/15/2016                        NR/Aa3       2,855,000     3,219,469
          Tampa Baycare Health Systems, 5.00% due 11/15/2017                        NR/Aa3       1,215,000     1,369,281
          Tampa  Sports  Authority  Revenue,  5.75% due  10/1/2015  (Tampa Bay
          Arena; Insured: Natl-Re)                                                 BBB/Baa1      1,500,000     1,566,180
          University of Central Florida Athletics  Association Inc. COP, 5.00%
          due 10/1/2016 (Insured: Natl-Re/FGIC)                                     BBB/NR       1,640,000     1,748,699
       b  Volusia County Educational Facility Authority,  4.00% due 10/15/2013
          (Embry-Riddle; Insured: AGM)                                             AA+/Aa3         675,000       704,099
       b  Volusia County Educational Facility Authority,  5.00% due 10/15/2016
          (Embry-Riddle; Insured: AGM)                                             AA+/Aa3       2,320,000     2,549,773
       b  Volusia County Educational Facility Authority,  4.00% due 10/15/2017
          (Embry-Riddle; Insured: AGM)                                             AA+/Aa3       1,030,000     1,065,051
       b  Volusia County Educational Facility Authority,  5.00% due 10/15/2018
          (Embry-Riddle; Insured: AGM)                                             AA+/Aa3       2,075,000     2,239,838
       b  Volusia County Educational Facility Authority,  5.00% due 10/15/2019
          (Embry-Riddle; Insured: AGM)                                             AA+/Aa3       2,245,000     2,392,497
        Georgia -- 2.73%
          Atlanta  Airport  Passenger  Facility  Charge  Revenue,   5.00%  due
          1/1/2018                                                                  NR/A1        2,100,000     2,345,133
          Atlanta  Airport  Passenger  Facility  Charge  Revenue,   5.00%  due
          1/1/2020                                                                  NR/A1        6,000,000     6,643,020
          Atlanta  Airport  Passenger  Facility  Charge  Revenue,   5.00%  due
          1/1/2021                                                                  NR/A1        7,000,000     7,632,030
          Atlanta Airport Revenue, 5.00% due 1/1/2019                               NR/A1        3,145,000     3,502,178
       a  Atlanta Airport Revenue, 5.25% due 1/1/2020                               NR/A1        5,000,000     5,638,700
          Atlanta Airport Revenue, 5.50% due 1/1/2021                               NR/A1        3,525,000     4,032,494
          Atlanta  Tax  Allocation,  5.25% due  12/1/2016  (Atlantic  Station;
          Insured: AGM)                                                            AA+/Aa3       3,850,000     4,276,349
          Atlanta Water & Wastewater  Revenue,  5.50% due 11/1/2014  (Insured:
          Natl-Re/FGIC)                                                              A/A1        3,000,000     3,373,950
          Atlanta Water & Wastewater  Revenue,  5.50% due 11/1/2015  (Insured:
          Natl-Re/FGIC)                                                              A/A1        4,000,000     4,554,680
          Atlanta Water & Wastewater  Revenue,  5.00% due 11/1/2016  (Insured:
          AGM)                                                                     AA+/Aa3       3,215,000     3,624,527
          Atlanta Water & Wastewater  Revenue,  5.50% due 11/1/2016  (Insured:
          Natl-Re/FGIC)                                                              A/A1        8,215,000     9,452,426
          Atlanta Water & Wastewater  Revenue,  5.00% due 11/1/2017  (Insured:
          AGM)                                                                     AA+/Aa3       4,745,000     5,328,303
          Atlanta Water & Wastewater Revenue, 6.00% due 11/1/2019                    A/A1        5,650,000     6,647,677
          Burke  County  Development  Authority  PCR,  2.50% due  1/1/2040 put
          3/1/2013 (Oglethorpe Power)                                               A/Baa1       7,000,000     7,153,510
          Fulton County Facilities COP, 5.00% due 11/1/2017                        AA-/Aa3       8,400,000     9,355,332
          Fulton County Facilities COP, 5.00% due 11/1/2019                        AA-/Aa3       6,600,000     7,252,542
          Gainesville  Water & Sewer Revenue,  6.00% due 11/15/2012  (Insured:
          Natl-Re/FGIC)                                                            AA-/Aa3       1,160,000     1,199,834
          Lagrange Troup County Hospital  Authority,  5.00% due 7/1/2018 (West
          Georgia Health Foundation Inc.)                                           A+/Aa2       2,500,000     2,736,725
          Main Street Natural Gas, Inc., 5.00% due 3/15/2013 (Georgia Gas)           A/A2        1,500,000     1,573,305
          Main Street Natural Gas, Inc., 5.00% due 3/15/2014 (Georgia Gas)          A+/Aa3       3,000,000     3,175,380
          Main Street Natural Gas, Inc., 5.00% due 3/15/2014 (Georgia Gas)           A/A2        3,590,000     3,819,975
          Main Street Natural Gas, Inc., 5.00% due 3/15/2015 (Georgia Gas)           A/A2        2,000,000     2,123,400
          Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)           A/A2        5,000,000     5,114,550
          Monroe  County   Development   Authority  PCR,  6.80%  due  1/1/2012
          (Oglethorpe Power; Insured: Natl-Re)                                     BBB/Baa1      1,000,000     1,030,800
          Municipal  Electric   Authority  of  Georgia,   6.60%  due  1/1/2018
          (Insured: Natl-Re)                                                        BBB/A1       2,990,000     3,446,274
        Guam -- 0.32%
          Guam Government Limited Obligation Revenue, 5.25% due 12/1/2016          BBB-/NR       5,610,000     6,086,906
          Guam Government Limited Obligation Revenue, 5.25% due 12/1/2017          BBB-/NR       2,000,000     2,157,260
          Guam Government Limited Obligation Revenue, 5.50% due 12/1/2018          BBB-/NR       3,000,000     3,229,080
          Guam Government Limited Obligation Revenue, 5.50% due 12/1/2019          BBB-/NR       2,000,000     2,124,680
        Hawaii -- 0.16%
          Hawaii   Department   of  Budget  &  Finance,   6.40%  due  7/1/2013
          (Kapiolani Health Care; Insured: Natl-Re)                                 BBB/A3         610,000       624,786
          Hawaii  State  Department  of Budget & Finance,  4.95% due  4/1/2012
          (Hawaiian Electric Company; Insured: Natl-Re)                            BBB/Baa1      5,850,000     5,940,675
        Idaho -- 0.36%
          Twin Falls Urban Renewal Agency, 4.95% due 8/1/2014                       NR/NR        1,640,000     1,665,797
          Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017                       NR/NR        1,455,000     1,454,927
          University of Idaho, 5.25% due 4/1/2041 put 4/1/2021                      A+/Aa3      10,805,000    12,046,063
        Illinois -- 7.73%
          Aurora GO, 4.25% due 12/30/2015 (Insured: AMBAC)                          AA+/NR       1,030,000     1,043,699
          Bolingbrook GO, 0% due 1/1/2016 (Insured: Natl-Re)                        NR/Aa3       1,500,000     1,252,260
          Bolingbrook GO, 0% due 1/1/2017 (Insured: Natl-Re)                        NR/Aa3       2,000,000     1,569,520
          Broadview Tax Increment Revenue, 5.375% due 7/1/2015                      NR/NR        3,400,000     3,400,034
          Chicago  Board  of  Education  GO,  6.25%  due  1/1/2015   (Insured:
          Natl-Re)                                                                 BBB/Aa2       1,700,000     1,823,522
          Chicago Board of Education GO, 5.25% due 12/1/2017  (Chicago  School
          Reform Board; Insured: Natl-Re/FGIC)                                     AA-/Aa2       4,100,000     4,572,812
          Chicago  Board  of  Education  GO,  5.00%  due  12/1/2018  (Insured:
          Natl-Re)                                                                 AA-/Aa2       1,000,000     1,092,530
          Chicago GO, 6.125% due 1/1/2012 (Insured: AMBAC) (ETM)                    A+/Aa3         775,000       798,025
          Chicago GO, 6.125% due 1/1/2012 (Insured: AMBAC)                          A+/Aa3         225,000       230,742
          Chicago GO, 5.375% due 1/1/2013 (Insured: Natl-Re)                        A+/Aa3       2,130,000     2,196,264
          Chicago GO, 0% due 1/1/2016 (City Colleges; Insured: Natl-Re/FGIC)        A+/Aa3       2,670,000     2,270,701
          Chicago GO, 5.40% due 1/1/2018 (Insured: AGM)                            AA+/Aa3       3,000,000     3,009,960
       a  Chicago  GO,  5.44% due  1/1/2018  (Capital  Appreciation;  Insured:
          Natl-Re)                                                                  A+/Aa3       3,050,000     3,350,028
          Chicago  Housing  Authority  Capital  Program,  5.00%  due  7/1/2015
          (Insured: AGM)                                                           AA+/Aa3       8,460,000     9,281,128
          Chicago  Housing  Authority  Capital  Program,  5.00%  due  7/1/2016
          (Insured: AGM)                                                           AA+/Aa3       2,000,000     2,207,520
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2018              AA-/Aa2       3,000,000     3,277,590
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2019              AA-/Aa2       2,000,000     2,156,840
          Chicago  Illinois Board of Education GO, 0% due 12/1/2020  (Insured:
          BHAC/FGIC)                                                               AA+/Aa1      12,000,000     7,641,600
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2020              AA-/Aa2       2,500,000     2,674,475
          Chicago  Illinois  Park  District GO,  5.00% due 1/1/2018  (Personal
          Property Replacement)                                                    AA+/Aa2       1,150,000     1,271,371
          Chicago  Illinois  Public  Building  Commerce  Building,  4.00%  due
          1/1/2012                                                                  NR/Aa2       1,660,000     1,689,980
          Chicago  Illinois  Public  Building  Commerce  Building,  4.00%  due
          1/1/2013                                                                  NR/Aa2       3,275,000     3,410,159
          Chicago  Illinois  Transit  Authority   Capital  Grant,   5.50%  due
          6/1/2018 (Federal Transit Administration)                                  A/A1        2,500,000     2,715,025
          Chicago Midway Airport, 5.50% due 1/1/2013 (Insured: Natl-Re)              A/A2        1,180,000     1,248,971
          Chicago Sales Tax Revenue,  0.05% due 1/1/2034 put 7/1/2011 (SPA:
          JPMorgan Chase Bank) (daily demand notes)                                AAA/Aa2       1,635,000     1,635,000
          Chicago Tax Increment, 6.75% due 6/1/2022 (Pilsen Redevelopment)          NR/NR        5,000,000     5,042,950
          Chicago Wastewater Transmission Revenue, 4.00% due 1/1/2018               A+/Aa3       1,475,000     1,504,648
          Chicago Water Revenue, 2.00% due 11/1/2011                               AA-/Aa3       2,360,000     2,370,195
          Cicero Illinois GO, 5.25% due 1/1/2019 (Insured: Syncora)                 NR/NR        6,140,000     6,224,179
          Cook  County  Community  Consolidated  School  District  GO,  0% due
          12/1/2011 (Insured: AGM) (ETM)                                            NR/Aa3       2,370,000     2,365,544
          Cook County  Community  Consolidated  School  District GO, 9.00% due
          12/1/2016 (Tinley Park; Insured: Natl-Re/FGIC)                            NR/Aa2       2,500,000     3,269,800
          Cook County  Community  High School  District,  5.00% due 12/15/2012
          (Insured: Assured Guaranty)                                               AA+/NR       3,180,000     3,370,323
          Cook County  Community  High School  District,  5.00% due 12/15/2013
          (Insured: Assured Guaranty)                                               AA+/NR       6,875,000     7,476,219
          Cook County  Community  School District GO, 9.00% due 12/1/2013 (Oak
          Park; Insured: Natl-Re/FGIC)                                              NR/Aa2       2,250,000     2,651,265
          Cook County GO, 3.25% due 11/15/2011 (ETM)                                NR/NR          220,000       222,433
          Cook County GO, 3.25% due 11/15/2011                                      AA/Aa3       1,030,000     1,040,403
          Cook County GO, 5.00% due 11/15/2012                                      AA/Aa3       6,000,000     6,328,140
          Cook County GO, 6.25% due 11/15/2013 (Insured: Natl-Re)                   AA/Aa3       3,995,000     4,436,847
          De Kalb County USD GO, 0% due 1/1/2021 (Capital Appreciation)            AA-/Aa2       6,140,000     3,759,215
          Illinois  Educational  Facilities,  4.75% due  3/1/2030 put 3/1/2017
          (Art Institute of Chicago)                                                A+/A1        3,030,000     3,284,217
          Illinois  Educational  Facilities,  5.00% due  3/1/2030 put 3/1/2017
          (Art Institute of Chicago)                                                NR/NR        3,000,000     3,274,080
          Illinois  Educational  Facilities,  5.25% due  3/1/2034 put 3/1/2018
          (Art Institute of Chicago)                                                NR/NR        3,500,000     3,863,965
          Illinois Educational  Facilities,  3.40% due 11/1/2036 put 11/1/2017
          (Medical Terminal Field Museum)                                            A/NR        1,300,000     1,313,494
          Illinois Educational  Facilities,  4.15% due 11/1/2036 put 11/1/2012
          (Field Museum)                                                             A/A2        5,250,000     5,426,610
          Illinois Educational  Facilities,  4.30% due 11/1/2036 put 11/1/2013
          (Field Museum)                                                             A/A2        3,100,000     3,266,470
          Illinois Finance Authority, 5.00% due 12/1/2012 (Columbia College)       BBB+/NR       1,000,000     1,042,740
          Illinois Finance  Authority,  4.00% due 2/15/2013  (Alexian Brothers
          Health Systems)                                                           NR/A3        1,500,000     1,535,895
          Illinois Finance  Authority,  5.00% due 2/15/2014  (Alexian Brothers
          Health Systems)                                                           NR/A3        3,000,000     3,169,170
          Illinois Finance Authority, 5.00% due 5/1/2014                           NR/Baa3       3,895,000     4,000,048
          Illinois  Finance  Authority,  5.00% due 11/1/2014  (Central  DuPage
          Health)                                                                   AA/NR        5,000,000     5,526,500
          Illinois  Finance  Authority,  4.00% due 4/1/2015  (Advocate  Health
          Care)                                                                     AA/Aa2       3,000,000     3,211,890
          Illinois Finance Authority, 5.00% due 10/1/2015 (DePaul University)       NR/A3        1,000,000     1,113,480
          Illinois  Finance  Authority,  5.00% due 11/1/2015  (Central  DuPage
          Health)                                                                   AA/NR        5,000,000     5,599,150
          Illinois Finance Authority, 5.25% due 12/1/2015 (Columbia College)       BBB+/NR       1,620,000     1,779,635
          Illinois  Finance  Authority,  5.00% due 4/1/2016  (Advocate  Health
          Care)                                                                     AA/Aa2       1,250,000     1,398,100
          Illinois Finance Authority, 5.00% due 12/1/2016 (Columbia College)       BBB+/NR       1,710,000     1,876,263
          Illinois  Finance  Authority,  5.00% due 11/1/2017 (Rush  University
          Medical Center; Insured: Natl-Re)                                         A-/A2        1,000,000     1,081,580
          Illinois Finance Authority, 5.00% due 12/1/2017 (Columbia College)       BBB+/NR       1,395,000     1,519,350
          Illinois  Finance  Authority,  5.50% due 11/1/2018  (Advocate Health
          Care)                                                                     AA/Aa2       1,000,000     1,146,680
          Illinois  Finance  Authority,  5.00% due 4/1/2020  (Advocate  Health
          Care)                                                                     AA/Aa2       1,000,000     1,089,680
          Illinois  Finance  Authority,  3.875%  due  11/1/2030  put  5/1/2012
          (Advocate Health Care)                                                    AA/Aa2       2,000,000     2,057,100
          Illinois  Finance  Authority,   2.625%  due  2/1/2033  put  8/1/2015
          (Peoples Gas Light & Coke Co.)                                            A-/A1        9,500,000     9,580,750
       a  Illinois  Finance   Authority,   4.30%  due  6/1/2035  put  6/1/2016
          (Peoples Gas Light & Coke Co.; Insured: AMBAC)                            A-/A1        2,550,000     2,746,248
          Illinois  Finance   Authority,   3.00%  due  7/1/2042  put  5/6/2014
          (Prairie Power; Insured: National Rural UTI)                               A/NR       17,150,000    17,668,273
          Illinois HFA, 5.00% due 11/15/2013  (Northwestern  Medical Facility;
          Insured: Natl-Re)                                                         NR/A2        2,470,000     2,474,446
          Illinois HFA, 6.00% due 7/1/2017 (Lake Forest Hospital)                  AA+/Aa2       1,500,000     1,554,255
          Illinois Sales Tax, 3.50% due 6/15/2012                                   AAA/A1       6,055,000     6,227,265
          Illinois Sales Tax, 3.50% due 6/15/2013                                   AAA/A1       6,455,000     6,776,330
          Illinois Sales Tax, 3.50% due 6/15/2014                                   AAA/A1       6,455,000     6,788,982
          Illinois Sales Tax, 5.125% due 6/15/2015 pre-refunded 6/15/2013           AAA/A1       5,000,000     5,455,750
          Illinois Sales Tax, 5.00% due 6/15/2016                                   AAA/NR       3,500,000     3,979,255
          Illinois Sales Tax, 5.50% due 6/15/2016                                   AAA/A1       2,020,000     2,025,676
          Illinois Toll Highway Authority, 5.50% due 1/1/2014 (Insured: AGM)       AA+/Aa3      17,190,000    18,717,675
          Illinois Toll Highway Authority, 5.50% due 1/1/2015 (Insured: AGM)       AA+/Aa3       5,000,000     5,562,250
          Kane County Forest  Preservation  District GO, 4.00% due  12/15/2015
          (Insured: AMBAC)                                                          AA+/NR       2,295,000     2,322,838
          Kane County Forest  Preservation  District GO, 5.00% due  12/15/2015
          (Insured: Natl-Re/FGIC)                                                   AA+/NR       2,780,000     3,213,152
          Kane  County  Waubonsee   Community  College  District  GO,  0%  due
          12/15/2013 (Insured: Natl-Re/FGIC)                                       AA+/Aa2       3,000,000     2,697,840
          Lake County  Community  High School  District  GO, 0% due  12/1/2011
          (Insured: Natl-Re/FGIC)                                                   NR/NR        3,235,000     3,198,024
          Lake County  Community  High School  District GO, 9.00% due 2/1/2014
          (Insured: AGM)                                                           AAA/Aa3       1,925,000     2,292,540
          Lake County  Community  High School  District GO, 9.00% due 2/1/2015
          (Insured: AGM)                                                           AAA/Aa3       1,610,000     2,019,471
          Lake County  Community  High School  District GO, 9.00% due 2/1/2016
          (Insured: AGM)                                                           AAA/Aa3       1,890,000     2,476,637
          Lake County  Community  High School  District GO, 9.00% due 2/1/2017
          (Insured: AGM)                                                           AAA/Aa3       2,025,000     2,740,210
          McHenry & Kane Counties Community  Consolidated  School District GO,
          0% due 1/1/2012 (Insured: Natl-Re/FGIC)                                   BBB/NR       2,200,000     2,171,290
          McHenry & Kane Counties Community  Consolidated  School District GO,
          0% due 1/1/2017 (Insured: Natl-Re)                                       NR/Baa1       1,185,000       929,621
          McLean & Woodford  Counties  United  School  District  GO, 6.25% due
          12/1/2014 (Insured: AGM)                                                  NR/Aa2       1,005,000     1,027,321
          Melrose Park Water Revenue, 5.20% due 7/1/2018 (Insured: Natl-Re)        BBB/Baa1      1,190,000     1,211,075
          Metropolitan  Pier & Exposition  Authority  Dedicated  State Tax, 0%
          due 6/15/2013 pre-refunded 10/18/2010 (Insured: Natl-Re) (ETM)            BBB/A2         485,000       473,666
          Metropolitan  Pier & Exposition  Authority  Dedicated  State Tax, 0%
          due 6/15/2013 (Insured: Natl-Re)                                          AAA/A2         560,000       536,698
          Metropolitan  Pier & Exposition  Authority  Dedicated  State Tax, 0%
          due 6/15/2016 (McCormick Place; Insured: Natl-Re/FGIC)                    BBB/A2      11,295,000     9,594,990
          Peoria,  Tazewell,  Etc.  Counties  Community  College  District GO,
          4.25% due 12/1/2015                                                      AA+/Aa2       2,360,000     2,592,956
          Quincy Illinois, 5.00% due 11/15/2014 (Blessing Hospital)                 A-/A3        1,000,000     1,063,310
          Quincy Illinois, 5.00% due 11/15/2016 (Blessing Hospital)                 A-/A3        1,000,000     1,072,620
          Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019              A/NR        7,940,000     8,249,978
          Regional  Transportation  Authority,  6.25% due  7/1/2014  (Insured:
          Natl-Re; GO of Authority)                                                 AA/Aa3       3,500,000     3,999,905
          Sangamon  County  Community  Unit School  District  No. 5, 5.00% due
          1/1/2015 (Insured: AGM)                                                   AA+/NR       2,210,000     2,473,786
          Southwestern  Illinois Development  Authority,  5.125% due 8/15/2016
          (Anderson Hospital)                                                      BBB/Baa2      1,700,000     1,811,673
          University of Illinois  Board of Trustees  COP,  5.00% due 10/1/2019
          (Insured: AGM)                                                           AA+/Aa2       2,000,000     2,129,480
          Will County Valley View Community Unit School District No. 365 GO,
          0% due 11/1/2018 (Insured: AGM)                                          AA+/Aa2       3,370,000     2,498,788
        Indiana -- 3.94%
          Allen County  Economic  Development,  5.00% due 12/30/2012  (Indiana
          Institute of Technology)                                                  NR/NR        1,370,000     1,397,564
          Allen County Jail  Building  Corp.  First Mtg,  5.00% due  10/1/2014
          (Insured: Syncora)                                                        NR/Aa2       1,000,000     1,104,070
          Allen County Jail  Building  Corp.  First Mtg,  5.00% due  10/1/2015
          (Insured: Syncora)                                                        NR/Aa2       1,480,000     1,663,328
          Allen County Jail  Building  Corp.  First Mtg,  5.00% due  10/1/2016
          (Insured: Syncora)                                                        NR/Aa2       1,520,000     1,705,318
          Allen County Redevelopment District, 5.00% due 11/15/2016                 NR/A2        1,000,000     1,107,110
          Avon Community School Building Corp., 5.00% due 7/15/2017  (Insured:
          AMBAC) (State Aid Withholding)                                             A/NR        2,500,000     2,828,050
          Ball State  University  Student Fee,  5.75% due  7/1/2012  (Insured:
          Natl-Re/FGIC)                                                            AA-/Aa3         510,000       522,332
          Boonville  Junior High School Building Corp., 0% due 7/1/2011 (State
          Aid Withholding)                                                           A/NR          950,000       949,953
          Brownsburg  1999  School   Building   Corp.,   5.00%  due  7/15/2013
          (Insured: AGM) (State Aid Withholding)                                   AA+/Aa3       1,000,000     1,083,860
          Brownsburg  1999  School   Building   Corp.,   5.00%  due  7/15/2018
          (Insured: AGM) (State Aid Withholding)                                    AA+/NR       3,430,000     3,703,199
          Brownsburg 1999 School Building Corp.,  5.00% due 8/1/2018 (Insured:
          AGM) (State Aid Withholding)                                             AA+/Aa3       1,250,000     1,350,138
          Carmel  Redevelopment  Authority,  0% due 2/1/2015  (Performing Arts
          Center)                                                                  AA+/Aa1       1,575,000     1,448,260
          Carmel Redevelopment District COP, 5.75% due 7/15/2022                    NR/NR        4,470,000     4,310,734
          Clay Multiple School Building Corp.,  4.00% due 7/15/2015 (State Aid
          Withholding)                                                              AA+/NR       1,000,000     1,086,080
          Clay Multiple School Building Corp.,  5.00% due 7/15/2016 (State Aid
          Withholding)                                                              AA+/NR       1,295,000     1,478,825
          Clay Multiple School Building Corp.,  5.00% due 1/15/2017 (State Aid
          Withholding)                                                              AA+/NR       1,000,000     1,143,240
          Evansville Vanderburgh, 5.00% due 7/15/2014 (Insured: AMBAC)              A+/NR        1,000,000     1,088,830
          Evansville Vanderburgh, 5.00% due 7/15/2015 (Insured: AMBAC)              A+/NR        1,000,000     1,104,630
          Fort Wayne Sewer Works Improvement, 4.25% due 8/1/2013                    NR/Aa3       1,715,000     1,809,822
          Fort Wayne Sewer Works Improvement, 4.25% due 8/1/2014                    NR/Aa3       1,745,000     1,866,452
       a  Fort Wayne Sewer Works Improvement, 4.25% due 8/1/2015                    NR/Aa3       1,780,000     1,921,101
          Hammond  Multi-School  Building Corp., 5.00% due 1/15/2014 (Insured:
          Natl-Re/FGIC) (State Aid Withholding)                                     AA+/NR       1,000,000     1,100,270
          Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)             NR/Aa3       1,545,000     1,690,894
          Indiana Bond Bank, 5.00% due 10/15/2017                                   NR/Aa3       5,000,000     5,319,750
          Indiana Finance Authority,  5.00% due 7/1/2011 (Wabash  Correctional
          Facilities)                                                              AA+/Aa1       1,390,000     1,390,167
          Indiana  Finance  Authority,  5.00% due  5/1/2015  (Parkview  Health
          Systems)                                                                  A+/A1        1,500,000     1,645,365
          Indiana Finance Authority,  4.90% due 1/1/2016 (Indianapolis Power &
          Light Co.)                                                                BBB/A3      11,650,000    12,734,964
          Indiana  Finance  Authority,  5.00% due  5/1/2016  (Parkview  Health
          Systems)                                                                  A+/A1        3,090,000     3,411,545
          Indiana  Finance  Authority,  5.00% due 7/1/2016  (Forensic & Health
          Science; Insured: Natl-Re)                                               AA+/Aa1       1,030,000     1,168,267
          Indiana  Finance  Authority,  5.00% due  5/1/2017  (Parkview  Health
          Systems)                                                                  A+/A1        1,000,000     1,102,370
          Indiana Finance Authority,  5.25% due 7/1/2018 (Wabash  Correctional
          Facilities)                                                              AA+/Aa1       1,000,000     1,149,330
          Indiana   Finance   Authority,   5.25%   due   7/1/2018   (Rockville
          Correctional Facilities)                                                  AA+/NR       2,150,000     2,471,059
          Indiana Finance Authority, 5.00% due 11/1/2018                           AA+/Aa2       2,750,000     3,139,977
          Indiana  Finance  Authority,  0.05% due 2/1/2035 put 7/1/2011 (Lease
          Appropriation; SPA: JPMorgan Chase Bank) (daily demand notes)             AA+/NR       5,800,000     5,800,000
          Indiana  Finance  Authority,  0.04% due 2/1/2037 put 7/1/2011 (Lease
          Appropriation; SPA: JPMorgan Chase Bank) (daily demand notes)            AA+/Aa3      11,600,000    11,600,000
          Indiana  Finance  Authority,  0.06% due 2/1/2037 put 7/1/2011 (Lease
          Appropriation; SPA: JPMorgan Chase Bank) (daily demand notes)            AA+/Aa2       7,550,000     7,550,000
          Indiana  Health  Facilities,  5.00% due  11/1/2014  (Sisters  of St.
          Francis)                                                                  NR/Aa3       1,000,000     1,107,350
          Indiana Health  Facilities,  5.50% due 11/15/2016  (Ascension Health
          Credit Group)                                                            AA+/Aa1       1,385,000     1,474,540
          Indiana  Health  Facilities,  5.00% due  11/1/2018  (Sisters  of St.
          Francis)                                                                  NR/Aa3       1,250,000     1,411,988
          Indiana  Health   Facilities,   5.75%  due  11/1/2021   pre-refunded
          11/1/2011 (Sisters of St. Francis)                                        NR/Aa3       3,545,000     3,646,316
          Indiana  Health   Facilities,   5.00%  due  10/1/2027  put  6/1/2017
          (Ascension Health)                                                        NR/NR        7,000,000     7,888,230
          Indiana  Health  Facilities,  3.625%  due  11/15/2036  put  8/1/2011
          (Ascension Health)                                                       AA+/Aa1       3,955,000     3,966,232
          Indiana  Multi-School  Building Corp. First Mtg, 5.00% due 7/15/2016
          (Insured: Natl-Re)                                                       AA/Baa1       5,000,000     5,742,600
          Indianapolis Local Public Improvement Bond Bank, 6.75% due 2/1/2014       AA/NR        1,005,000     1,075,169
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 1/1/2015
          (Waterworks; Insured: Natl-Re)                                            A+/A2        1,000,000     1,104,210
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 7/1/2015
          (Waterworks; Insured: Natl-Re)                                            A+/A2        1,000,000     1,116,080
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 7/1/2016
          (Insured: Natl-Re/FGIC)                                                  AA+/Aa1       1,030,000     1,151,458
          Indianapolis  Multi-School  Building  Corp.  First  Mtg,  5.50%  due
          7/15/2015 (Insured: Natl-Re)                                             AA/Baa1       1,690,000     1,945,866
          Ivy Tech Community College, 4.00% due 7/1/2013                            AA-/NR       1,000,000     1,060,160
          Ivy Tech Community College, 4.00% due 7/1/2014                            AA-/NR       1,500,000     1,622,355
          Knox  Middle  School  Building  Corp.  First Mtg,  0% due  1/15/2020
          (Insured: Natl-Re/ FGIC) (State Aid Withholding)                          BBB/NR       1,295,000       857,497
       a  Madison Schools Lydia Middleton  Building Corp., 5.00% due 7/15/2014
          (Insured: Natl-Re/ FGIC) (State Aid Withholding)                          AA+/NR       1,200,000     1,344,708
          Madison Schools Lydia Middleton  Building Corp., 5.00% due 7/15/2015
          (Insured: Natl-Re/ FGIC) (State Aid Withholding)                          AA+/NR       1,250,000     1,429,663
          Mount  Vernon of  Hancock  County  First  Mtg,  5.00% due  7/15/2013
          (Insured: Natl-Re) (State Aid Withholding)                                A/Baa1       1,055,000     1,131,171
          Mount  Vernon of  Hancock  County  First  Mtg,  5.00% due  7/15/2014
          (Insured: Natl-Re) (State Aid Withholding)                                A/Baa1       1,135,000     1,244,142
          Mount  Vernon of  Hancock  County  First  Mtg,  5.00% due  7/15/2015
          (Insured: Natl-Re) (State Aid Withholding)                                A/Baa1       1,140,000     1,271,488
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2016  (146th
          Street Extension A)                                                       AA-/NR       1,660,000     1,887,005
          Perry  Township-Multi  School  Building  Corp.,  5.00% due 7/10/2014
          (Insured: AGM) (State Aid Withholding)                                    NR/Aa2       2,130,000     2,360,274
          Plainfield  Community High School  Building  Corp.  First Mtg, 5.00%
          due 1/15/2015 (Insured: Natl-Re/FGIC)                                      A/NR        1,445,000     1,588,590
          Rockport  PCR,  6.25% due 6/1/2025 put  6/2/2014  (Indiana  Michigan
          Power Co.)                                                               BBB/Baa2      4,100,000     4,549,934
          Rockport  PCR,  6.25% due 6/1/2025 put  6/2/2014  (Indiana  Michigan
          Power Co.)                                                               BBB/Baa2      1,000,000     1,109,740
          South Bend  Community  School  Building  Corp.,  4.00% due 1/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,545,000     1,615,606
          South Bend Community School Building Corp., 4.00% due 1/15/2013           AA+/NR       1,400,000     1,463,980
          South Bend  Community  School  Building  Corp.,  4.00% due 7/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,000,000     1,059,140
          South Bend  Community  School  Building  Corp.,  5.00% due 7/15/2016
          (Insured: Natl-Re/FGIC) (State Aid Withholding)                           AA+/NR       1,785,000     2,059,105
          Vincennes University, 3.00% due 6/1/2014                                  NR/Aa3       1,000,000     1,045,200
          Vincennes University, 3.00% due 6/1/2015                                  NR/Aa3       1,000,000     1,050,130
          Vincennes University, 4.00% due 6/1/2018                                  NR/Aa3       1,000,000     1,082,850
          Vincennes University, 5.00% due 6/1/2020                                  NR/Aa3       1,000,000     1,143,860
          Warren   Township  Vision  2005,   5.00%  due  7/10/2015   (Insured:
          Natl-Re/FGIC) (State Aid Withholding)                                     AA+/NR       2,895,000     3,264,981
          Wawasee  Community  School  Corp.  First  Mtg,  5.50% due  7/15/2011
          (State Aid Withholding) (ETM)                                             AA+/NR         560,000       561,238
          West Clark School  Building  Corp.,  5.25% due  1/15/2014  (Insured:
          Natl-Re)                                                                 AA+/Baa1      1,335,000     1,478,993
          West Clark School  Building  Corp.  First Mtg,  5.75% due  7/15/2011
          (Insured: Natl-Re/FGIC) (State Aid Withholding)                           AA+/NR       1,075,000     1,077,473
        Iowa -- 0.41%
          Des Moines  Limited  Obligation,  4.40% due  12/1/2015 put 12/1/2011
          (Des Moines Parking Associates; LOC: Wells Fargo Bank)                    NR/NR        1,980,000     1,984,514
          Dubuque Community School District, 2.75% due 7/1/2011                     NR/NR          450,000       450,018
          Dubuque Community School District, 2.75% due 1/1/2012                     NR/NR        1,500,000     1,508,685
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2014  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       2,500,000     2,705,050
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2015  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       2,300,000     2,529,724
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2016  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,600,000     1,784,224
          Iowa Health  Facilities  Revenue,  5.00% due 8/15/2016  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,500,000     1,684,290
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2017  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,600,000     1,788,768
          Iowa Health  Facilities  Revenue,  5.00% due 8/15/2017  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3         990,000     1,110,711
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2018  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,405,000     1,569,694
        Kansas -- 0.65%
          Burlington  Environmental  Improvement,   5.25%  due  12/1/2023  put
          4/1/2013 (Kansas City Power & Light; Insured: Syncora)                   BBB+/A3       5,000,000     5,309,600
          Burlington  Environmental  Improvement,   5.375%  due  9/1/2035  put
          4/1/2013 (Kansas City Power & Light; Insured: Natl-Re/FGIC)              BBB/Baa2     12,500,000    13,300,875
          Johnson County USD GO, 4.50% due 10/1/2014                                AA/Aaa       5,750,000     5,807,098
          Kansas Development Finance Authority, 5.00% due 11/1/2015                 AA/Aa2       2,605,000     2,989,055
        Kentucky -- 0.46%
          Jefferson County School District, 5.25% due 1/1/2016 (Insured: AGM)      AA+/Aa2       2,145,000     2,483,824
          Kentucky  Economic  DFA,  0%  due  10/1/2019  (Norton  Health  Care;
          Insured: Natl-Re)                                                        BBB/Baa1      5,000,000     3,303,650
          Kentucky Economic DFA, 6.50% due 10/1/2020                                NR/NR        3,645,000     3,664,537
          Kentucky  Economic  DFA,  0%  due  10/1/2021  (Norton  Health  Care;
          Insured: Natl-Re)                                                        BBB/Baa1      2,100,000     1,208,214
          Kentucky  Economic DFA, 5.00% due 5/1/2039 put 11/11/2014  (Catholic
          Health)                                                                   AA/Aa2       5,000,000     5,566,150
          Kentucky  Municipal  Power  Agency,  4.00%  due  9/1/2015  (Insured:
          Assured Guaranty)                                                        AA+/Aa3       2,955,000     3,211,228
        Louisiana -- 3.50%
          Bossier  City  Louisiana  Public  Improvement,  4.00% due  12/1/2018
          (Insured: AGM)                                                           AA+/Aa3       2,020,000     2,186,408
          Bossier  City  Louisiana  Public  Improvement,  4.50% due  12/1/2021
          (Insured: AGM)                                                           AA+/Aa3       2,240,000     2,427,398
          East Baton Rouge Sewer, 4.00% due 2/1/2013                               AA-/Aa2       1,000,000     1,050,960
          East Baton Rouge Sewer, 5.00% due 2/1/2014                               AA-/Aa2       1,000,000     1,097,810
          East Baton Rouge Sewer, 5.00% due 2/1/2018 (Insured: AGM)                AA+/Aa2       3,000,000     3,371,340
          East Baton Rouge Sewer Commission, 3.00% due 2/1/2012                    AA-/Aa2       1,000,000     1,014,490
          Ernest N.  Morial New  Orleans  Exhibit  Hall,  5.00% due  7/15/2013
          (Insured: AMBAC)                                                          BBB/NR       2,075,000     2,175,907
          Jefferson Sales Tax, 5.00% due 12/1/2018 (Insured: AGM)                  AA+/Aa3       2,000,000     2,314,060
          Lafayette Utilities Revenue, 4.00% due 11/1/2016                          A+/A1        1,395,000     1,520,815
          Lafayette Utilities Revenue, 4.00% due 11/1/2018                          A+/A1        1,910,000     2,036,958
          Lafayette Utilities Revenue, 5.00% due 11/1/2019                          A+/A1        1,000,000     1,124,130
          Louisiana  Citizens  Property  Insurance  Corp.,  5.00% due 6/1/2015
          (Insured: AMBAC)                                                         A-/Baa1      10,265,000    10,878,128
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 9/1/2012 (Bellemont Apartments)                      NR/Ba3         280,000       280,106
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 4.00% due 10/1/2013 (LCTCS Facilities Corp.)                   AA-/A1       1,500,000     1,587,300
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 4.00% due 10/1/2014 (LCTCS Facilities Corp.)                   AA-/A1       1,500,000     1,608,840
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2015 (Independence Stadium)                       A/NR        1,000,000     1,092,210
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2016 (Independence Stadium)                       A/NR        1,000,000     1,102,960
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2017 (Independence Stadium)                       A/NR        1,265,000     1,392,765
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2018 (Independence Stadium)                       A/NR        1,000,000     1,098,910
          Louisiana  Offshore  Terminal  Authority,  5.00% due 10/1/2018 (Loop
          LLC)                                                                      NR/NR       22,000,000    24,642,200
          Louisiana Public Facilities  Authority  Hospital Revenue,  5.75% due
          7/1/2015 (Franciscan Missionaries; Insured: AGM)                         AA+/Aa3       1,325,000     1,498,310
          Louisiana Public Facilities  Authority  Revenue,  5.00% due 8/1/2012
          (Department of Public Safety; Insured: AGM)                              AA+/Aa3       1,250,000     1,303,675
       a  Louisiana Public Facilities  Authority  Revenue,  5.00% due 8/1/2013
          (Department of Public Safety; Insured: AGM)                              AA+/Aa3       2,500,000     2,674,425
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2014
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000     1,069,510
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2015
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,825,000     1,976,365
          Louisiana Public Facilities Authority Revenue,  2.875% due 11/1/2015
          (Entergy Gulf States)                                                    BBB+/NR       2,500,000     2,533,725
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2016
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000     1,087,110
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2017
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,035,000     1,120,191
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2018
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000     1,056,090
          Louisiana Public Facilities  Authority Revenue,  7.00% due 12/1/2038
          put 12/1/2011 (Cleco Power LLC)                                          BBB/Baa2      9,000,000     9,184,950
          Louisiana State GO, 5.00% due 8/1/2017 (Insured: Natl-Re)                 AA/Aa2       4,000,000     4,532,760
          Louisiana State Office  Facilities  Corp.  Lease Revenue,  3.75% due
          3/1/2015 (Capitol Complex)                                               AA-/Aa3       5,000,000     5,273,650
          Louisiana State Office  Facilities  Corp.  Lease Revenue,  5.00% due
          5/1/2015 (State Capitol)                                                  NR/Aa3       2,830,000     3,118,801
          Louisiana State Office  Facilities  Corp.  Lease Revenue,  5.00% due
          5/1/2016 (State Capitol)                                                  NR/Aa3       1,000,000     1,112,550
          Louisiana State Office  Facilities  Corp.  Lease Revenue,  5.00% due
          5/1/2018 (State Capitol)                                                  NR/Aa3       2,500,000     2,765,675
          Louisiana State Office  Facilities  Corp.  Lease Revenue,  5.00% due
          5/1/2021 (State Capitol)                                                  NR/Aa3       3,595,000     3,883,535
          Monroe Sales Tax Increment  Garrett Road Economic  Development Area,
          5.00% due 3/1/2017 pre-refunded 3/1/2015 (Insured: Radian)                NR/NR        1,505,000     1,685,480
          Morehouse  Parish PCR,  5.25% due  11/15/2013  (International  Paper
          Co.)                                                                     BBB/Baa3      2,400,000     2,563,536
          Parishwide School District GO, 5.00% due 9/1/2016 (Insured: AGM)         AA+/Aa3       4,500,000     5,061,510
          Parishwide School District GO, 5.00% due 9/1/2018 (Insured: AGM)         AA+/Aa3       4,800,000     5,356,896
          Parishwide School District GO, 5.00% due 9/1/2020 (Insured: AGM)         AA+/Aa3       3,840,000     4,229,069
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2019       BBB+/NR       1,005,000     1,075,119
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2021       BBB+/NR       1,115,000     1,165,877
          Regional   Transit   Authority,   8.00%  due   12/1/2011   (Insured:
          Natl-Re/FGIC)                                                             BBB/NR       1,250,000     1,282,850
          Regional   Transit   Authority,    0%   due   12/1/2015    (Insured:
          Natl-Re/FGIC)                                                             BBB/NR       3,670,000     3,061,000
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2017  (Insured:
          AGM)                                                                     AA+/Aa3         755,000       862,104
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2019  (Insured:
          AGM)                                                                     AA+/Aa3       1,000,000     1,129,700
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2021  (Insured:
          AGM)                                                                      NR/NR        1,000,000     1,110,890
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2022  (Insured:
          AGM)                                                                     AA+/Aa3       1,110,000     1,213,408
          St. Tammany Parish, 5.00% due 6/1/2017 (Insured: CIFG)                    A+/NR        1,405,000     1,565,493
          Terrebonne  Parish Louisiana  Hospital  Service,  4.00% due 4/1/2014
          (General Medical Center)                                                   A/A2          800,000       837,688
          Terrebonne  Parish Louisiana  Hospital  Service,  4.00% due 4/1/2015
          (General Medical Center)                                                   A/A2          575,000       607,597
          Terrebonne  Parish Louisiana  Hospital  Service,  4.00% due 4/1/2017
          (General Medical Center)                                                   A/A2        1,000,000     1,045,980
          Terrebonne  Parish Louisiana  Hospital  Service,  5.00% due 4/1/2018
          (General Medical Center)                                                   A/A2        1,000,000     1,093,430
          Terrebonne  Parish Louisiana  Hospital  Service,  5.00% due 4/1/2019
          (General Medical Center)                                                   A/A2        1,810,000     1,964,701
          Terrebonne  Parish Louisiana  Hospital  Service,  5.00% due 4/1/2021
          (General Medical Center)                                                   A/A2        2,320,000     2,473,886
        Maine -- 0.08%
          Maine Finance  Authority Solid Waste  Disposal,  3.80% due 11/1/2015
          (Waste Management, Inc.)                                                  BBB/NR       3,440,000     3,523,523
        Massachusetts -- 2.43%
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2017                A-/NR        2,540,000     2,821,584
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018                A-/NR        2,825,000     3,124,958
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019                A-/NR        2,765,000     3,029,057
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020                A-/NR        2,965,000     3,213,615
          Massachusetts   DFA,  5.625%  due  1/1/2015   (Semass   Partnership;
          Insured: Natl-Re)                                                        BBB/Baa1      1,025,000     1,046,710
          Massachusetts DFA, 3.45% due 12/1/2015 (Carleton-Willard Village)         A-/NR        2,760,000     2,774,573
          Massachusetts   DFA,  5.625%  due  1/1/2016   (Semass   Partnership;
          Insured: Natl-Re)                                                        BBB/Baa1      1,970,000     2,010,346
          Massachusetts Educational Financing Authority, 5.25% due 1/1/2016         AA/NR        2,450,000     2,706,638
          Massachusetts Educational Financing Authority, 5.50% due 1/1/2017         AA/NR        1,700,000     1,906,788
          Massachusetts Educational Financing Authority, 5.50% due 1/1/2018         AA/NR       11,170,000    12,452,316
          Massachusetts Educational Financing Authority, 5.75% due 1/1/2020         AA/NR        7,500,000     8,478,525
          Massachusetts  GO, 0.07% due 3/1/2026  put  7/1/2011  (SPA:  Bank of
          America N.A.) (daily demand notes)                                        AA/Aa1       7,370,000     7,370,000
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2011 (Berkshire Health Systems; Insured: AGM)                        AA+/NR       2,345,000     2,368,755
          Massachusetts Health & Educational Facilities Authority,  5.375% due
          5/15/2012   (New   England   Medical   Center   Hospital;   Insured:
          Natl-Re/FGIC) (ETM)                                                       NR/NR        3,415,000     3,563,143
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2012 (Berkshire Health Systems; Insured: AGM)                        AA+/NR       2,330,000     2,436,877
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2013 (Berkshire Health Systems; Insured: AGM)                        AA+/NR       3,215,000     3,456,221
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2014 (UMass Memorial Health Care)                                   BBB+/Baa1      2,750,000     2,903,560
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2015 (UMass Memorial Health Care)                                   BBB+/Baa1      2,625,000     2,799,169
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2018 (UMass Memorial Health Care)                                   BBB+/Baa1      4,290,000     4,489,742
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2019 (Berkshire Health Systems; Insured: AGM)                        AA+/NR       1,750,000     1,850,100
          Massachusetts Health & Educational  Facilities Authority,  0.03% due
          8/15/2034  put  7/1/2011  (Tufts  University;  SPA:  Bank of America
          N.A.) (daily demand notes)                                               AA-/Aa2       6,500,000     6,500,000
          Massachusetts Health & Educational  Facilities Authority,  0.05% due
          12/1/2037  put 7/1/2011  (Museum of Fine Arts;  SPA: Bank of America
          N.A.) (daily demand notes)                                                AA/Aa2       5,900,000     5,900,000
          Massachusetts Solid Waste Disposal Revenue,  5.75% due 12/1/2042 put
          5/1/2019 (Dominion Energy Brayton)                                       A-/Baa2       2,000,000     2,213,480
          Massachusetts   Western   Turnpike   Revenue,   5.55%  due  1/1/2017
          (Insured: Natl-Re)                                                       BBB/Aa3      11,400,000    11,450,958
          Pioneer  Valley  Regional  School  District GO, 5.375% due 6/15/2019
          (Insured: AMBAC) (State Aid Withholding)                                  NR/Aa2       1,230,000     1,284,600
        Michigan -- 6.21%
          Battle Creek, 5.00% due 5/1/2020 (Insured:  AMBAC)                       AA-/Aa3       3,200,000     3,460,544
          Byron Center Michigan Public Schools,  3.00% due 5/1/2013  (Insured:
          Q-SBLF)                                                                   AA-/NR       1,745,000     1,803,475
          Byron Center Michigan Public Schools,  4.00% due 5/1/2015  (Insured:
          Q-SBLF)                                                                   AA-/NR       1,985,000     2,144,376
          Byron Center Michigan Public Schools,  4.00% due 5/1/2017  (Insured:
          AGM/Q-SBLF)                                                               AA+/NR       1,305,000     1,406,307
          Byron Center Michigan Public Schools,  4.00% due 5/1/2018  (Insured:
          AGM/Q-SBLF)                                                               AA+/NR       1,935,000     2,065,322
          Byron Center Michigan Public Schools,  4.00% due 5/1/2020  (Insured:
          AGM/Q-SBLF)                                                               AA+/NR       1,000,000     1,035,680
          Detroit Sewage Disposal Revenue, 5.00% due 7/1/2013 (Insured: AGM)       AA+/Aa3       1,590,000     1,689,327
          Detroit  Sewage  Disposal  Revenue,  5.00%  due  7/1/2014  (Insured:
          Natl-Re)                                                                   A/A2        2,000,000     2,137,200
          Detroit Sewage Disposal Revenue, 5.50% due 7/1/2015 (Insured: AGM)       AA+/Aa3       3,920,000     4,373,230
          Detroit  Sewage  Disposal  Revenue,  5.50%  due  7/1/2016  (Insured:
          Natl-Re)                                                                  A+/A1          375,000       416,228
          Detroit Sewage Disposal Revenue, 5.50% due 7/1/2017 (Insured: AGM)       AA+/Aa3         550,000       624,696
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2019  (Insured:
          Natl-Re)                                                                  A+/A1        3,900,000     4,160,013
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2020  (Insured:
          Natl-Re)                                                                  A+/A1        3,415,000     3,597,976
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2020  (Insured:
          Natl-Re)                                                                  A+/A1        4,305,000     4,535,662
          Detroit Water Supply Systems, 5.40% due 7/1/2011 (Insured: Natl-Re)       BBB/A1       1,000,000     1,000,130
          Detroit Water Supply Systems, 6.00% due 7/1/2015 (Insured: Natl-Re)       A+/A1        3,280,000     3,638,078
          Detroit Water Supply Systems, 5.00% due 7/1/2016 (Insured: AGM)          AA+/Aa3       2,750,000     3,015,787
          Dickinson County Economic  Development Corp.  Environmental  Impact,
          5.75% due 6/1/2016 (International Paper Co.)                             BBB/Baa3      8,845,000     8,947,956
          Dickinson County Health Care Systems,  5.50% due 11/1/2013 (Insured:
          ACA)                                                                      NR/NR        3,140,000     3,152,340
          Grand Haven Electric Revenue, 5.50% due 7/1/2016 (Insured: Natl-Re)      BBB/Baa1      3,890,000     4,253,559
          Gull Lake Community  School  District GO, 0% due 5/1/2013  (Insured:
          Natl-Re/FGIC)                                                             BBB/NR         980,000       906,275
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  4.00% due
          5/15/2015 (Bronson Hospital; Insured: AGM)                                NR/Aa3       1,735,000     1,846,561
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  4.00% due
          5/15/2016 (Bronson Hospital; Insured: AGM)                                NR/Aa3       1,850,000     1,976,411
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  4.50% due
          5/15/2017 (Bronson Hospital; Insured: AGM)                                NR/Aa3       1,830,000     1,989,137
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2018 (Bronson Hospital; Insured: AGM)                               AA+/Aa3       1,520,000     1,699,527
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2018 (Bronson Hospital; Insured: AGM)                               AA+/Aa3       2,500,000     2,795,275
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2020 (Bronson Hospital; Insured: AGM)                                NR/Aa3       1,735,000     1,899,565
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2021 (Bronson Hospital; Insured: AGM)                                NR/Aa3       2,350,000     2,541,713
          Kent Hospital Finance  Authority,  5.25% due 1/15/2047 put 1/15/2014
          (Spectrum Health)                                                         AA/Aa3       5,865,000     6,419,770
          Kentwood Public Schools GO, 5.00% due 5/1/2015 (Insured: Natl-Re)        AA-/Aa2       4,050,000     4,290,286
          Lansing  Steam  &  Electric  Utility  Systems,  5.00%  due  7/1/2016
          (Insured: AMBAC)                                                         AA-/Aa3       2,000,000     2,071,240
          Michigan  Housing  Development  Authority Rental Housing Revenue GO,
          5.00% due 4/1/2016                                                        AA/NR        4,645,000     4,798,331
          Michigan State Building  Authority,  5.25% due 10/15/2014  (Insured:
          AGM)                                                                     AA+/Aa3       4,300,000     4,680,980
          Michigan State Building  Authority,  5.00% due 10/15/2015  (Insured:
          AMBAC)                                                                    A+/Aa3       6,000,000     6,641,400
          Michigan State Building  Authority,  5.25% due 10/15/2015  (Insured:
          AGM)                                                                     AA+/Aa3       1,305,000     1,416,473
          Michigan State Building Authority, 5.50% due 10/15/2017                   A+/Aa3       4,000,000     4,543,240
          Michigan  State  COP,  4.25% due  9/1/2031  put  9/1/2011  (Insured:
          Natl-Re)                                                                 BBB/Baa1      5,500,000     5,519,415
          Michigan  State  COP,  5.00% due  9/1/2031  put  9/1/2011  (Insured:
          Natl-Re)                                                                 BBB/Baa1     11,750,000    11,806,282
          Michigan State HFA, 5.50% due 11/15/2015 (Henry Ford Health System)        A/A1        2,300,000     2,550,263
          Michigan  State  HFA,  5.00%  due   11/15/2017   (Sparrow   Memorial
          Hospital)                                                                 A+/A1        1,500,000     1,645,470
          Michigan State HFA, 5.50% due 11/15/2017 (Henry Ford Health System)        A/A1        1,530,000     1,709,913
          Michigan State HFA, 5.50% due 11/15/2018 (Henry Ford Health System)        A/A1        3,500,000     3,890,110
          Michigan  State HFA,  5.75% due  12/1/2034  put  12/1/2015  (Trinity
          Health)                                                                   AA/Aa2      10,000,000    11,553,200
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2013
          (Sparrow Hospital)                                                        A+/A1        1,225,000     1,307,528
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2015
          (Oakwood Obligation Group)                                                 A/A2        2,500,000     2,707,775
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2016
          (Oakwood Hospital)                                                         A/A2        1,205,000     1,309,028
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2016
          (Ascension Health)                                                       AA+/Aa1       3,000,000     3,410,520
          Michigan  State  Hospital  Finance  Authority,  5.50% due  11/1/2017
          (Oakwood Obligation Group)                                                 A/A2        5,000,000     5,232,500
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2018
          (Oakwood Hospital)                                                         A/A2        1,000,000     1,062,500
          Michigan  State  Hospital  Finance  Authority,  6.00% due  12/1/2018
          (Trinity Health)                                                          AA/Aa2       2,000,000     2,366,020
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2019
          (Oakwood Hospital)                                                         A/A2        2,000,000     2,093,580
          Michigan State Hospital Finance  Authority,  5.00% due 10/1/2026 put
          6/1/2017 (Ascension Health)                                               NR/NR       12,140,000    13,687,486
          Michigan   State   Strategic   Fund,   4.75%   due   8/1/2011   (NSF
          International)                                                            A-/NR        2,240,000     2,245,152
          Michigan   State   Strategic   Fund,   4.75%   due   8/1/2012   (NSF
          International)                                                            A-/NR        2,345,000     2,407,776
          Michigan State Strategic Fund, 5.00% due 10/15/2017 (Insured: AGM)       AA+/Aa3       2,000,000     2,198,080
          Michigan State Strategic Fund, 5.25% due 6/1/2018 (Clark  Retirement
          Community)                                                                BB/NR        1,615,000     1,502,984
          Michigan State Strategic Fund, 5.25% due 10/15/2019  (Michigan House
          Republic Facilities; Insured: AGM)                                       AA+/Aa3       1,000,000     1,085,040
          Michigan  State  Strategic  Fund,  5.25% due  8/1/2029  put 8/1/2014
          (Detroit Edison Co.)                                                       A/NR        7,500,000     8,238,375
          Michigan  State  Strategic  Fund,  5.50% due  8/1/2029  put 8/1/2016
          (Detroit Edison Co.)                                                       A/NR        5,160,000     5,879,562
          Michigan  State  Strategic  Fund,  4.85% due  9/1/2030  put 9/1/2011
          (Detroit Edison Co.; Insured: AMBAC)                                    BBB+/Baa1      4,850,000     4,874,492
          Michigan Strategic Fund Limited Michigan House Republic  Facilities,
          5.25% due 10/15/2020 (Insured: Assured Guaranty)                         AA+/Aa3       4,025,000     4,310,533
          Michigan  Strategic  Fund Solid Waste  Disposal  Revenue,  2.80% due
          12/1/2013 (Waste Management Inc.)                                         BBB/NR       2,850,000     2,886,337
          Rockford Public Schools GO, 4.80% due 5/1/2017 (Insured: Q-SBLF)         AA-/Aa2       1,130,000     1,150,781
          Romeo  Community  School  District GO, 5.00% due 5/1/2018  (Insured:
          Natl-Re/Q-SBLF)                                                          AA-/Aa2       3,050,000     3,343,196
          Royal Oak Hospital Finance  Authority  Hospital  Revenue,  6.25% due
          9/1/2014 (William Beaumont Hospital)                                       A/A1        1,000,000     1,116,330
          Royal Oak Hospital Finance  Authority  Hospital  Revenue,  5.25% due
          8/1/2017 (William Beaumont Hospital)                                       A/A1        5,855,000     6,469,541
          Wayne  County  Airport  Authority,   5.00%  due  12/1/2019  (Detroit
          Metropolitan Airport)                                                      A/A2       12,645,000    13,257,018
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2019  (Detroit
          Metropolitan Airport)                                                      A/A2        2,600,000     2,795,910
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2020  (Detroit
          Metropolitan Airport)                                                      A/A2        4,395,000     4,691,311
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2020  (Detroit
          Metropolitan Airport)                                                      A/A2        3,115,000     3,325,013
          Western Townships  Utilities Authority Sewage Disposal GO, 3.00% due
          1/1/2012                                                                  AA/NR          655,000       663,181
          Western Townships  Utilities Authority Sewage Disposal GO, 4.00% due
          1/1/2013                                                                  AA/NR        1,000,000     1,043,260
          Western Townships  Utilities Authority Sewage Disposal GO, 4.00% due
          1/1/2014                                                                  AA/NR        1,000,000     1,060,680
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2015                                                                  AA/NR        1,870,000     2,070,240
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2016                                                                  AA/NR        1,670,000     1,876,278
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2017                                                                  AA/NR        1,500,000     1,691,670
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2018                                                                  AA/NR        1,500,000     1,691,145
        Minnesota -- 1.38%
          Minneapolis  St.  Paul  Health  Care  Systems,  5.25% due  12/1/2012
          (HealthPartners Obligated Group)                                         BBB+/A3       1,000,000     1,057,930
          Minneapolis  St.  Paul  Health  Care  Systems,  5.25% due  12/1/2013
          (HealthPartners Obligated Group)                                         BBB+/A3       2,200,000     2,399,672
          Minneapolis  St.  Paul  Metropolitan  Airports,  5.00% due  1/1/2017
          (Insured: AMBAC)                                                          AA-/NR       8,005,000     9,054,295
          Minnesota  Agricultural  &  Economic  Development  Board,  4.00% due
          2/15/2014 (Essential Health; Insured: Assured Guaranty)                   AA+/NR       3,460,000     3,667,358
          Minnesota  Agricultural  &  Economic  Development  Board,  5.00% due
          2/15/2015 (Essential Health; Insured: Assured Guaranty)                   AA+/NR       1,335,000     1,473,747
          Minnesota  Agricultural  &  Economic  Development  Board,  5.00% due
          2/15/2017 (Essential Health; Insured: Assured Guaranty)                   AA+/NR       2,500,000     2,808,825
          Minnesota GO, 5.00% due 8/1/2016 pre-refunded 9/29/2010                  AAA/Aa1       3,200,000     3,363,168
          Northern  Municipal  Power  Agency  Minnesota  Electric,  5.00%  due
          1/1/2019                                                                  A-/A2        5,000,000     5,656,600
          Northern  Municipal  Power  Agency  Minnesota  Electric,  5.00%  due
          1/1/2020                                                                  A-/A2        3,500,000     3,894,100
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2012  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,034,120
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2013  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,066,650
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2015  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,109,050
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2016  (Centracare
          Health Systems)                                                           NR/A2        1,250,000     1,403,413
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2017  (Centracare
          Health Systems)                                                           NR/A2        2,920,000     3,295,424
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2017  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,128,570
       a  St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2018  (Centracare
          Health Systems)                                                           NR/A2        3,105,000     3,469,838
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2019  (Centracare
          Health Systems)                                                           NR/A2        3,495,000     3,870,118
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2020  (Centracare
          Health Systems)                                                           NR/A2        3,200,000     3,532,032
          St. Paul  Housing &  Redevelopment  Authority  Health Care  Revenue,
          5.00% due 2/1/2018 (Gillette Children's Specialty)                        A-/NR        1,255,000     1,370,008
          St. Paul  Housing &  Redevelopment  Authority  Health Care  Revenue,
          5.25% due 2/1/2020 (Gillette Children's Specialty)                        A-/NR        2,010,000     2,179,222
          St. Paul  Housing &  Redevelopment  Authority  Health Care  Revenue,
          5.25% due 5/15/2021 (HealthPartners Obligated Group)                     BBB+/A3       1,070,000     1,111,762
        Mississippi -- 0.44%
          Gautier  Utility  District  Systems,  5.50% due  3/1/2012  (Insured:
          Natl-Re/FGIC)                                                             NR/NR        1,020,000     1,047,591
          Medical Center Educational Building,  4.00% due 6/1/2015 (University
          of Mississippi Medical Center)                                           AA-/Aa2       2,325,000     2,517,696
          Medical Center Educational Building,  4.00% due 6/1/2016 (University
          of Mississippi Medical Center)                                           AA-/Aa2       3,300,000     3,590,895
          Mississippi   Business  Finance  Corp.,   0.04%  due  11/1/2035  put
          7/1/2011 (Chevron USA Inc.) (daily demand notes)                          AA/Aa1       4,335,000     4,335,000
          Mississippi  Development  Bank Canton Public  Improvement  GO, 4.75%
          due 7/1/2017                                                              NR/NR        1,355,000     1,450,081
          Mississippi Development Bank Special Obligation,  5.00% due 8/1/2018
          (Department of Corrections)                                               AA-/NR       4,910,000     5,524,879
        Missouri -- 1.70%
          Cass County COP, 3.00% due 5/1/2012                                       A+/NR        1,015,000     1,032,255
          Cass County COP, 3.00% due 5/1/2014                                       A+/NR        1,425,000     1,467,536
          Cass County COP, 4.00% due 5/1/2015                                       A+/NR        1,000,000     1,063,830
          Cass County COP, 4.00% due 5/1/2018                                       A+/NR        2,255,000     2,340,171
          Cass County COP, 4.50% due 5/1/2019                                       A+/NR        1,270,000     1,334,186
          Cass County COP, 5.00% due 5/1/2020                                       A+/NR        2,255,000     2,436,505
          Cass County COP, 5.00% due 5/1/2021                                       A+/NR        1,750,000     1,858,203
          Jackson  County  Special  Obligation,  4.00% due  12/1/2014  (Truman
          Sports Complex)                                                           NR/A1        2,580,000     2,750,667
          Kansas City IDA, 4.00% due 9/1/2014 (NNSA National Security Campus)       NR/NR        2,500,000     2,536,350
          Missouri  Development  Finance Board,  4.00% due 6/1/2014  (Electric
          Systems)                                                                  A-/NR        3,930,000     4,175,704
          Missouri  Development  Finance Board,  4.00% due 6/1/2015  (Electric
          Systems)                                                                  A-/NR        1,000,000     1,068,700
          Missouri  Development  Finance Board,  4.00% due 6/1/2016  (Electric
          Systems)                                                                  A-/NR        1,560,000     1,675,144
          Missouri  Development  Finance Board,  5.00% due 6/1/2017  (Electric
          Systems)                                                                  A-/NR        1,525,000     1,714,771
          Missouri  Development  Finance Board,  5.00% due 6/1/2018  (Electric
          Systems)                                                                  A-/NR        1,705,000     1,908,918
          Missouri  Development  Finance Board,  5.00% due 6/1/2019  (Electric
          Systems)                                                                  A-/NR        1,790,000     1,997,855
          Missouri  Development  Finance Board,  5.00% due 6/1/2020  (Electric
          Systems)                                                                  A-/NR        1,000,000     1,109,190
          Missouri   Development   Finance  Board,  0.04%  due  12/1/2033  put
          7/1/2011  (Nelson  Gallery  Foundation;  SPA: JPMorgan  Chase Bank)
          (daily demand notes)                                                     AAA/Aaa       4,300,000     4,300,000
          Missouri  Development  Finance Board Health Care  Facilities,  4.80%
          due 11/1/2012 (Lutheran Home Aged; LOC: Commerce Bank)                    NR/Aa2         545,000       550,673
          Missouri  Health  &  Educational  Facilities  Authority,  0.04%  due
          6/1/2016 put 7/1/2011 (Sisters of Mercy Health System;  SPA: Bank of
          America) (daily demand notes)                                            AA-/Aa3       4,000,000     4,000,000
          Missouri Housing Development Commission, 2.00% due 1/1/2012               AA/NR        3,000,000     3,021,810
          Missouri Regional  Convention & Sports Complex,  5.25% due 8/15/2016
          (Insured: AMBAC)                                                         AA+/Aa2       1,800,000     1,939,482
       b  Missouri State Health & Educational Facilities Authority,  4.00% due
          4/1/2015 (Webster University)                                             NR/A2        2,155,000     2,318,521
       b  Missouri State Health & Educational Facilities Authority,  4.00% due
          4/1/2016 (Webster University)                                             NR/NR        1,685,000     1,818,738
       b  Missouri State Health & Educational Facilities Authority,  4.00% due
          4/1/2017 (Webster University)                                             NR/NR        2,360,000     2,526,286
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2017 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,108,670
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2019 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,097,020
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2020 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,077,580
          Missouri State Health & Educational Facilities Authority,  0.03% due
          2/15/2034 put 7/1/2011 (Washington University;  Insured: Wells Fargo
          Bank N.A.) (daily demand notes)                                          AAA/Aaa      15,305,000    15,305,000
          Springfield  Public  Utilities  COP,  5.00% due 12/1/2013  (Insured:
          Natl-Re)                                                                  AA/A1        2,000,000     2,160,280
        Nebraska -- 0.51%
          Madison County Hospital Authority,  5.50% due 7/1/2012  pre-refunded
          1/1/2012 (Faith Regional Health Services; Insured: Radian)                NR/NR        1,625,000     1,665,918
          Omaha Public Power District Electric Systems, 5.00% due 2/1/2013          AA/Aa1       5,000,000     5,298,950
          Public Power Generation Agency,  5.00% due 1/1/2020 (Nebraska Whelan
          Energy Center; Insured: AMBAC)                                            A-/A2        9,930,000    10,426,103
          Public Power Generation Agency,  5.00% due 1/1/2021 (Nebraska Whelan
          Energy Center; Insured: AMBAC)                                            A-/A2        1,860,000     1,935,218
          University of Nebraska Facilities Corp., 2.00% due 7/15/2011              AA/Aa1       2,100,000     2,101,617
        Nevada -- 1.54%
          Clark County GO, 4.00% due 7/1/2012                                      AA+/Aa1       3,570,000     3,694,629
          Clark County GO, 5.00% due 11/1/2014                                     AA+/Aa1       4,000,000     4,455,360
          Clark County GO, 5.00% due 11/1/2017 (Insured: AMBAC)                    AA+/Aa1       1,185,000     1,349,620
          Clark County  Improvement  District,  5.00% due 12/1/2015  (Insured:
          AMBAC)                                                                   BBB+/NR       1,775,000     1,880,116
          Clark  County  School  District GO,  5.00% due  6/15/2015  (Insured:
          Natl-Re)                                                                  AA/Aa2       1,000,000     1,078,790
          Clark County School District GO, 5.50% due 6/15/2015 (Insured: AGM)      AA+/Aa2       5,470,000     5,928,714
          Las Vegas Clark County Library District GO, 5.00% due 1/1/2018            AA/Aa2       6,535,000     7,388,471
          Las Vegas Clark County Library District GO, 5.00% due 1/1/2019            AA/Aa2       3,000,000     3,378,960
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2013
          (Insured: AMBAC)                                                          A+/A1        1,530,000     1,621,739
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2014
          (Insured: AMBAC)                                                          A+/A1        2,680,000     2,891,934
          Las Vegas  Convention  &  Visitors  Authority,  5.00%  due  7/1/2019
          (Insured: AMBAC)                                                          A+/A1        6,000,000     6,198,600
          Las Vegas COP, 5.00% due 9/1/2016 (City Hall)                            AA-/Aa3       4,000,000     4,433,440
          Las Vegas COP, 5.00% due 9/1/2017 (City Hall)                            AA-/Aa3       4,300,000     4,738,385
          Las Vegas COP, 5.00% due 9/1/2018 (City Hall)                            AA-/Aa3       4,000,000     4,386,120
          Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)                 AA/Aa2       1,825,000     2,219,802
          Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)                 AA/Aa2       2,095,000     2,577,751
          Las  Vegas  Special  Local  Improvement  District  707,  5.375%  due
          6/1/2013 (Insured: AGM)                                                  AA+/Aa3       1,020,000     1,032,903
          Las Vegas Water District GO, 5.00% due 6/1/2017                          AA+/Aa2       1,050,000     1,199,415
          Las Vegas Water District GO, 5.00% due 6/1/2019                          AA+/Aa2       1,000,000     1,136,100
          Reno Hospital  Revenue,  5.25% due 6/1/2014  (Washoe Medical Center;
          Insured: AGM)                                                            AA+/Aa3       1,000,000     1,086,120
          Reno Hospital  Revenue,  5.25% due 6/1/2016  (Washoe Medical Center;
          Insured: AGM)                                                            AA+/Aa3       1,100,000     1,225,268
          Reno Hospital  Revenue,  5.25% due 6/1/2018  (Washoe Medical Center;
          Insured: AGM)                                                            AA+/Aa3       1,000,000     1,108,700
        New Hampshire -- 0.31%
          New Hampshire  Business  Finance  Authority PCR, 5.375% due 5/1/2014
          (Central Maine Power Co.)                                                BBB+/NR       1,365,000     1,467,866
          New Hampshire  Health & Educational  Facilities,  4.50% due 8/1/2014
          (Dartmouth-Hitchcock)                                                     A+/NR        1,835,000     1,979,506
          New Hampshire Health & Educational  Facilities,  5.00% due 10/1/2016
          (Southern NH Health Systems)                                              A-/NR        1,260,000     1,387,033
          New Hampshire Health & Educational  Facilities,  5.00% due 10/1/2017
          (Southern NH Health Systems)                                              A-/NR        1,000,000     1,098,850
          New Hampshire  Municipal  Bond Bank,  5.00% due 8/15/2016  (Insured:
          Natl-Re)                                                                  AA/A1        2,985,000     3,511,047
          New Hampshire  Municipal  Bond Bank,  5.00% due 8/15/2017  (Insured:
          Natl-Re)                                                                  AA/A1        3,130,000     3,699,598
        New Jersey -- 2.30%
          Camden  County  Improvement  Authority,  5.00% due 7/1/2014  (Cooper
          Medical School)                                                           A+/A2        2,845,000     3,093,852
          Camden  County  Improvement  Authority,  5.00% due 7/1/2015  (Cooper
          Medical School)                                                           A+/A2        2,990,000     3,293,425
          Camden  County  Improvement  Authority,  5.00% due 7/1/2016  (Cooper
          Medical School)                                                           A+/A2        3,040,000     3,373,427
          Hudson County COP, 7.00% due 12/1/2012 (Insured: Natl-Re)                BBB/Baa1      1,610,000     1,720,494
          Hudson County COP, 7.00% due 12/1/2013 (Insured: Natl-Re)                BBB/Baa1        710,000       783,059
          Hudson County COP, 6.25% due 12/1/2014 (Insured: Natl-Re)                BBB/Baa1      1,500,000     1,665,675
          Hudson County COP, 6.25% due 12/1/2016 (Insured: Natl-Re)                BBB/Baa1        550,000       626,791
          Hudson County  Improvement  Authority,  5.25% due 10/1/2011  (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       1,270,000     1,284,351
          Hudson County  Improvement  Authority,  5.25% due 10/1/2014  (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       3,000,000     3,322,980
          Hudson County  Improvement  Authority,  4.75% due 10/1/2015  (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       2,000,000     2,212,340
          Hudson County  Improvement  Authority,  4.75% due 10/1/2016  (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       3,155,000     3,509,180
          Hudson County  Improvement  Authority,  4.75% due 10/1/2017  (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       4,065,000     4,494,508
          Hudson County  Improvement  Authority,  4.75% due 10/1/2018  (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       2,000,000     2,198,460
          Hudson County  Improvement  Authority,  4.75% due 10/1/2019  (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       4,390,000     4,753,009
          Hudson County  Improvement  Authority,  5.375% due 10/1/2020 (Hudson
          County Lease; Insured: AGM)                                              AA+/Aa3       1,955,000     2,190,284
          New Jersey EDA, 5.00% due 11/15/2011 (Seabrook Village)                   NR/NR        1,000,000     1,002,820
          New Jersey EDA, 5.00% due 11/15/2014 (Seabrook Village)                   NR/NR        1,000,000       998,410
          New   Jersey   EDA,   5.00%  due   12/15/2016   (School   Facilities
          Construction)                                                             A+/A1       10,000,000    11,190,100
          New   Jersey   EDA,   5.50%  due   12/15/2019   (School   Facilities
          Construction; Insured: AMBAC)                                             A+/A1        5,000,000     5,620,250
          New Jersey EDA Cigarette Tax Revenue,  5.00% due 6/15/2012 (Insured:
          Natl-Re/FGIC)                                                            BBB/Baa3      7,375,000     7,527,294
          New  Jersey  Higher  Educational  Assistance  Authority,  5.00%  due
          12/1/2017                                                                 AA/Aa2       1,500,000     1,656,720
          New  Jersey  Higher  Educational  Assistance  Authority,  5.00%  due
          12/1/2018                                                                 AA/Aa2       3,000,000     3,290,070
          New  Jersey  Higher  Educational  Assistance  Authority,  5.25%  due
          12/1/2019                                                                 AA/Aa2       5,000,000     5,481,050
          New Jersey State Transit Corp.  COP,  5.25% due 9/15/2013  (Insured:
          AMBAC)                                                                    A/Aa3        6,000,000     6,458,340
          New Jersey State Transit Corp.  COP,  5.50% due 9/15/2013  (Insured:
          AMBAC)                                                                    A/Aa3        7,650,000     8,275,694
          Passaic  Valley  Sewer  Commissioners  Sewer  System GO,  5.625% due
          12/1/2018                                                                 NR/A2        1,210,000     1,364,227
          Passaic  Valley  Sewer  Commissioners  Sewer  System  GO,  5.75% due
          12/1/2019                                                                 NR/A2        2,000,000     2,254,440
          Passaic  Valley  Sewer  Commissioners  Sewer  System  GO,  5.75% due
          12/1/2020                                                                 NR/A2        2,800,000     3,141,824
        New Mexico -- 1.09%
          Albuquerque Airport, 5.50% due 7/1/2013                                    A/A1        1,820,000     1,960,886
          Gallup PCR, 5.00% due 8/15/2016 (Insured: AMBAC)                           A/A3        2,500,000     2,648,000
          Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2017                 AA+/Aa3       2,365,000     2,815,130
          Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2018                 AA+/Aa3       2,205,000     2,644,104
          New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018        AAA/Aaa       5,000,000     5,686,650
          New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021        AAA/Aaa       3,000,000     3,332,670
          New Mexico Severance Tax, 5.00% due 7/1/2014                              AA/Aa1       7,435,000     8,373,892
          New Mexico Severance Tax, 5.00% due 7/1/2015                              AA/Aa1       5,500,000     6,344,745
          New Mexico Severance Tax, 5.00% due 7/1/2016                              AA/Aa1      10,265,000    12,071,640
        New York -- 5.47%
          Amherst  Development  Corp.,  5.00% due 10/1/2015  (Student Housing;
          Insured: AGM)                                                            AA+/Aa3       1,535,000     1,704,572
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2015
          (Buffalo School District)                                                AA-/Aa3       3,000,000     3,381,570
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2016
          (Buffalo School District)                                                AA-/Aa3       8,795,000    10,034,479
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2017
          (Buffalo School District)                                                AA-/Aa3       7,265,000     8,299,173
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2018
          (Buffalo School District)                                                AA-/Aa3       5,000,000     5,678,900
          Monroe County IDA,  5.375% due 6/1/2017  (St.  John Fisher  College;
          Insured: Radian)                                                          NR/NR        4,405,000     4,434,073
          Nassau County Industrial  Development Agency, 5.25% due 3/1/2018 (NY
          Institute of Technology)                                                 BBB+/NR       1,260,000     1,385,055
          Nassau County Industrial  Development Agency, 5.25% due 3/1/2020 (NY
          Institute of Technology)                                                 BBB+/NR       1,715,000     1,857,448
          New York City GO, 3.00% due 8/1/2011                                      AA/Aa2       7,400,000     7,417,538
          New York City GO, 0.03% due 8/1/2016  put 7/1/2011  (LOC:  JPMorgan
          Chase Bank) (daily demand notes)                                         AAA/Aa1       1,300,000     1,300,000
          New York City GO, 0.02% due 4/1/2038 put 7/1/2011  (LOC:  U.S.  Bank
          N.A.) (daily demand notes)                                               AAA/Aa1      20,100,000    20,100,000
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2013             A+/Aa3       2,755,000     2,929,392
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2019             A+/Aa3       2,700,000     3,020,625
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2020             A+/Aa3      10,000,000    11,115,900
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2021             A+/Aa3       2,615,000     2,876,134
          New York City IDA, 5.25% due 6/1/2012  (Lycee  Francais de New York;
          Insured: ACA)                                                            BBB/Baa1      2,330,000     2,420,707
          New York  City  Municipal  Water  Financing  Authority,  5.375%  due
          6/15/2017                                                                AAA/Aa1       5,000,000     5,221,150
          New York City Transitional Finance Authority, 5.00% due 11/1/2012        AAA/Aaa       5,000,000     5,314,900
          New York City Transitional  Finance  Authority,  4.00% due 7/15/2014
          (State Aid Withholding)                                                  AA-/Aa3       2,000,000     2,165,460
          New York City Transitional Finance Authority, 5.00% due 11/1/2014        AAA/Aaa       2,000,000     2,263,860
          New York City Transitional  Finance  Authority,  5.00% due 7/15/2016
          (State Aid Withholding)                                                  AA-/Aa3       3,155,000     3,600,896
          New York City Transitional  Finance  Authority,  5.00% due 1/15/2018
          (State Aid Withholding)                                                  AA-/Aa3       4,865,000     5,526,494
          New York City  Transitional  Finance  Authority,  0.03% due 8/1/2031
          put 7/1/2011 (SPA: Landsbank Hessen) (daily demand notes)                AAA/Aaa       2,465,000     2,465,000
          New York Series H Sub Series H-2,  0.03% due  8/1/2013  put 7/1/2011
          (Insured: Natl-Re; SPA: Wachovia Bank N.A.) (daily demand notes)          AA/Aa2      15,600,000    15,600,000
          New York State  Dormitory  Authority,  5.50% due 7/1/2012  (Winthrop
          South Nassau University)                                                 NR/Baa1       1,820,000     1,888,286
          New York State Dormitory  Authority,  5.00% due 11/1/2012  (Insured:
          SONYMA)                                                                   NR/Aa1       1,395,000     1,399,910
          New York State  Dormitory  Authority,  5.50% due 7/1/2013  (Winthrop
          South Nassau University)                                                 NR/Baa1       1,500,000     1,601,955
          New  York   State   Dormitory   Authority,   5.25%   due   8/15/2013
          (Presbyterian Hospital; Insured: AGM/FHA)                                AA+/Aa3       3,650,000     3,942,256
          New York State Dormitory  Authority,  5.00% due 11/1/2013  (Insured:
          SONYMA)                                                                   NR/Aa1       3,105,000     3,115,712
          New York State  Dormitory  Authority,  3.00% due  8/15/2014  (Mental
          Health Services)                                                          AA-/NR       2,640,000     2,759,513
          New York State Dormitory  Authority,  5.00% due 11/1/2014  (Insured:
          SONYMA)                                                                   NR/Aa1       1,010,000     1,013,414
          New York State Dormitory  Authority,  5.25% due 5/15/2015  (Insured:
          Natl-Re/IBC)                                                             BBB/Aa3      10,000,000    11,071,000
          New York State  Dormitory  Authority,  5.25% due 8/15/2015 (New York
          Presbyterian Hospital; Insured: AGM/FHA)                                 AA+/Aa3       5,335,000     5,795,891
          New York State  Dormitory  Authority,  5.50% due 7/1/2016  (Brooklyn
          Law School; Insured: Radian)                                            BBB+/Baa1      1,220,000     1,302,679
          New York State  Dormitory  Authority,  5.50% due  2/15/2017  (Mental
          Health Services)                                                          AA-/NR       5,000,000     5,842,450
          New York  State  Dormitory  Authority,  5.25% due  5/15/2017  (Court
          Facilities Lease; Insured: AMBAC)                                        AA-/Aa3       4,585,000     5,278,206
          New York State  Dormitory  Authority,  5.50% due 7/1/2017  (Brooklyn
          Law School; Insured: Radian)                                            BBB+/Baa1      2,500,000     2,647,625
          New York State  Dormitory  Authority,  5.50% due  10/1/2017  (School
          Districts Financing; Insured: Natl-Re) (State Aid Withholding)            A+/A2        1,570,000     1,648,814
          New York State  Dormitory  Authority,  5.50% due  2/15/2018  (Mental
          Health Services)                                                          AA-/NR       5,000,000     5,867,100
          New York  State  Dormitory  Authority,  5.00% due  7/1/2020  (NYSARC
          Inc.)                                                                     NR/Aa3       1,000,000     1,104,010
          New  York  State  Dormitory  Authority,  5.25%  due  11/15/2023  put
          5/15/2012 (State University Educational Facilities)                      AA-/Aa3      11,515,000    11,970,418
          New  York  State  Dormitory  Authority,  6.00%  due  11/15/2023  put
          5/15/2012 (State University Educational Facilities; Insured: CIFG)       AA-/Aa3       1,000,000     1,045,810
          New  York  State  Dormitory  Authority,  5.25%  due  11/15/2026  put
          5/15/2012 (Insured: AMBAC)                                               AA-/Aa3       4,000,000     4,158,200
          New  York  State  Dormitory  Authority,  5.25%  due  11/15/2029  put
          5/15/2012 (Insured: Natl-Re/FGIC)                                        AA-/Aa3       1,540,000     1,600,907
          New  York  State  Thruway  Authority  Service  Contract,  5.50%  due
          4/1/2013 (Local Highway & Bridge; Insured: Syncora)                      AA-/Aa3       1,000,000     1,036,510
          Port  Authority  148th,  5.00% due  8/15/2017  (Insured:  AGM; GO of
          Authority)                                                               AA+/Aa2       4,725,000     5,429,781
          Suffolk County  Industrial  Development  Agency Civic Facilities GO,
          5.25% due 3/1/2019 (NY Institute of Technology)                         BBB+/Baa2      1,400,000     1,462,790
       b  Tobacco Settlement Financing Corp., 5.00% due 6/1/2014                    NR/NR        5,000,000     5,510,950
          United Nations Development Corp., 5.00% due 7/1/2016                      NR/A1        3,400,000     3,910,374
          United Nations Development Corp., 5.00% due 7/1/2017                      NR/A1        3,000,000     3,459,180
          United Nations Development Corp., 5.00% due 7/1/2019                      NR/A1        4,000,000     4,586,880
        North Carolina -- 1.24%
          Buncombe County COP, 5.00% due 4/1/2019 (Insured: Natl-Re)                AA/Aa2       2,225,000     2,449,970
          Charlotte Mecklenburg Hospital Authority Health Care Systems,  5.00%
          due 1/15/2016 (Carolinas Health Network)                                 AA-/Aa3       3,420,000     3,868,704
          Charlotte Mecklenburg Hospital Authority Health Care Systems,  5.00%
          due 1/15/2017 (Carolinas Health Network)                                 AA-/Aa3       2,000,000     2,276,100
          North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2012        A-/Baa1         650,000       664,449
          North Carolina Eastern Municipal Power Agency, 5.50% due 1/1/2012        A-/Baa1       1,100,000     1,125,498
          North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2013        A-/Baa1       1,055,000     1,118,933
          North Carolina  Eastern  Municipal Power Agency,  7.00% due 1/1/2013
          (Insured: Natl-Re/IBC)                                                   BBB/Baa1      2,990,000     3,095,158
          North Carolina  Eastern  Municipal Power Agency,  5.00% due 1/1/2016
          (Insured: AMBAC)                                                          A-/NR        1,700,000     1,923,261
          North Carolina  Eastern  Municipal Power Agency,  6.00% due 1/1/2018
          (Insured: AMBAC)                                                         NR/Baa1       7,500,000     8,839,725
          North Carolina  Eastern  Municipal Power Agency,  6.00% due 1/1/2018
          (Insured: BHAC/AMBAC)                                                    AA+/Aa1       5,965,000     7,143,565
          North Carolina  Eastern  Municipal Power Agency,  5.25% due 1/1/2019
          (Insured: AGM)                                                           AA+/Aa3       3,000,000     3,356,610
          North Carolina  Infrastructure Finance Corp. COP, 5.00% due 2/1/2017
          (Correctional Facilities)                                                AA+/Aa1       2,400,000     2,583,888
          North Carolina  Medical Care  Commission,  5.00% due 9/1/2013 (Rowan
          Regional Medical Center; Insured: AGM/FHA 242)                           AA+/Aa3       1,000,000     1,072,030
          North Carolina  Municipal Power Agency,  5.50% due 1/1/2013 (Catawba
          Electric) (ETM)                                                           NR/NR          800,000       860,688
          North Carolina  Municipal Power Agency,  5.50% due 1/1/2013 (Catawba
          Electric)                                                                  A/A2        1,705,000     1,821,810
          North Carolina  Municipal Power Agency,  5.25% due 1/1/2017 (Catawba
          Electric)                                                                  A/A2        3,100,000     3,568,410
          North Carolina  State  Infrastructure  Finance Corp.  COP, 5.00% due
          2/1/2016 (Correctional Facilities)                                       AA+/Aa1       5,000,000     5,434,650
          University  of North  Carolina  Pool  Revenue,  5.00%  due  4/1/2012
          (Insured: AMBAC) (ETM)                                                    NR/NR          305,000       314,992
          University  of North  Carolina  Pool  Revenue,  5.00%  due  4/1/2012
          (Insured: AMBAC)                                                          NR/NR          725,000       747,047
        North Dakota -- 0.06%
          Ward County  Health Care  Facilities,  5.00% due  7/1/2011  (Trinity
          Obligated Group)                                                         BBB+/NR       1,000,000     1,000,100
          Ward County  Health Care  Facilities,  5.00% due  7/1/2013  (Trinity
          Obligated Group)                                                         BBB+/NR       1,560,000     1,649,528
        Ohio -- 3.27%
          Akron COP, 5.00% due 12/1/2013 (Insured: AGM)                             AA+/NR       3,000,000     3,299,640
          Akron COP, 5.00% due 12/1/2014 (Insured: AGM)                             AA+/NR       2,000,000     2,253,500
          Akron GO, 5.00% due 12/1/2019                                             AA-/NR       1,685,000     1,890,873
          Allen  County  Hospital  Facilities,  5.00% due  9/1/2015  (Catholic
          Health Care Partners)                                                     AA-/A1      10,000,000    11,203,900
          Allen  County  Hospital  Facilities,  5.00% due  9/1/2016  (Catholic
          Health Care Partners)                                                     AA-/A1      10,000,000    11,345,100
          American Municipal Power, 5.25% due 2/15/2018 (Hydroelectric)              A/A3        5,500,000     6,136,790
          American Municipal Power, 5.25% due 2/15/2019 (Hydroelectric)              A/A3        5,015,000     5,576,780
          Cleveland  Cuyahoga County Cultural  Facilities  Revenue,  5.00% due
          10/1/2019 (Cleveland Museum of Art)                                       AA+/NR       2,000,000     2,240,400
          Cleveland GO, 5.75% due 8/1/2012 (Insured: Natl-Re)                       AA/A1        1,500,000     1,583,040
          Garfield  Heights City School  Improvement GO, 5.375% due 12/15/2016
          (Insured: Natl-Re)                                                        NR/Aa3       1,625,000     1,836,819
          Greater Cleveland  Regional  Transportation  Authority GO, 5.00% due
          12/1/2015 (Insured: Natl-Re)                                              NR/Aa2       1,000,000     1,134,020
          Kent  State  University  Revenues,   5.00%  due  5/1/2020  (Insured:
          Assured Guaranty)                                                        AA+/Aa3       1,000,000     1,102,270
          Lorain County Ohio Hospital Revenue,  5.625% due 10/1/2017 (Catholic
          Health Care)                                                              AA-/A1       1,900,000     1,939,710
          Lorain County Ohio Hospital Revenue,  5.75% due 10/1/2018  (Catholic
          Health Care)                                                              AA-/A1       2,565,000     2,618,660
          Montgomery  County,  5.25% due  10/1/2038  put  11/1/2013  (Catholic
          Health Initiatives)                                                       AA/Aa2       2,500,000     2,735,200
          Montgomery  County,  4.10% due  10/1/2041 put  11/10/2011  (Catholic
          Health Initiatives)                                                       AA/Aa2       2,500,000     2,531,550
          Ohio State Air Quality  Development  Authority,  5.625% due 6/1/2018
          (FirstEnergy Nuclear)                                                   BBB-/Baa1      5,000,000     5,451,700
          Ohio State Air Quality  Development  Authority,  5.75% due  6/1/2033
          put 12/1/2011 (FirstEnergy Nuclear)                                     BBB-/Baa2      5,800,000     6,540,718
          Ohio State Air Quality  Development  Authority,  3.375% due 1/1/2034
          put 7/1/2015 (FirstEnergy Nuclear)                                       BBB-/NR       7,200,000     7,190,640
          Ohio State Air Quality Development  Authority,  3.875% due 12/1/2038
          put 6/1/2014 (Columbus Southern Power Co.)                                BBB/A3       4,800,000     4,938,576
          Ohio  State  Building  Authority,   5.00%  due  10/1/2015  (Insured:
          Natl-Re/FGIC)                                                             AA/Aa2       4,600,000     5,243,494
          Ohio State Building Authority, 5.00% due 10/1/2020                        AA/Aa2       1,700,000     1,905,258
          Ohio  State  Cultural  and  Sports  Capital  Facilities,  5.00%  due
          10/1/2020                                                                 AA/Aa2       3,845,000     4,262,682
          Ohio  State  Department   Administrative  Services  COP,  5.00%  due
          9/1/2015 (Insured: Natl-Re)                                               AA/Aa2       1,950,000     2,145,761
          Ohio State GO, 4.00% due 10/1/2014                                       AA-/Aa3       2,075,000     2,261,501
          Ohio State  Higher  Educational  Facilities,  5.05% due 7/1/2037 put
          7/1/2016 (Kenyon College)                                                 A+/A1        3,375,000     3,743,820
       a  Ohio State Water  Development  Authority,  5.875% due  6/1/2033  put
          6/1/2016 (FirstEnergy Nuclear)                                          BBB-/Baa1      5,500,000     6,086,245
          Ohio State Water Development  Authority PCR, 3.375% due 1/1/2034 put
          7/1/2015 (FirstEnergy Nuclear)                                           BBB-/NR      24,400,000    24,595,688
          University  of Akron  Ohio  General  Receipts,  5.00%  due  1/1/2018
          (Insured: AGM)                                                           AA+/Aa3       3,415,000     3,887,124
        Oklahoma -- 1.72%
          Cleveland County ISD, 3.00% due 3/1/2012                                  NR/Aa2       4,040,000     4,114,457
          Cleveland  County Public  Facilities  Authority,  4.00% due 6/1/2013
          (Norman Public Schools)                                                   A+/NR        5,000,000     5,287,950
          Comanche County  Hospital  Authority,  5.00% due 7/1/2011  (Insured:
          Radian)                                                                  BBB-/NR       1,000,000     1,000,080
          Comanche County  Hospital  Authority,  5.25% due 7/1/2015  (Insured:
          Radian)                                                                  BBB-/NR       1,340,000     1,442,966
          Oklahoma County Finance Authority Educational Facilities,  3.50% due
          3/1/2012 (Putnam City Public Schools)                                      A/NR        3,825,000     3,896,221
          Oklahoma County Finance Authority Educational Facilities,  4.00% due
          3/1/2013 (Putnam City Public Schools)                                      A/NR        2,580,000     2,692,411
          Oklahoma County Finance  Authority  Educational  Facilities,  3.125%
          due 9/1/2013 (Western Heights Public Schools)                             A+/NR        2,525,000     2,617,718
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2016 (Western Heights Public Schools)                                 A+/NR        3,000,000     3,403,530
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2017 (Western Heights Public Schools)                                 A+/NR        4,075,000     4,631,482
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2018 (Western Heights Public Schools)                                 A+/NR        2,120,000     2,398,462
          Oklahoma County ISD, 3.00% due 1/1/2012                                   A+/NR        3,880,000     3,929,043
          Oklahoma County ISD, 3.00% due 1/1/2013                                   A+/NR        3,880,000     4,008,428
          Oklahoma County ISD, 3.00% due 1/1/2014                                   A+/NR        2,880,000     3,018,355
          Oklahoma DFA,  0.05% due 8/15/2033  put 7/1/2011  (Integris  Health;
          Insured: AGM) (daily demand notes)                                       AAA/Aa3      11,700,000    11,700,000
          Oklahoma  DFA  Health  Facilities,  5.00%  due  8/15/2017  (Integris
          Health)                                                                  AA-/Aa3       4,375,000     4,957,925
          Oklahoma DFA Health Systems,  5.25% due 12/1/2011  (Duncan  Regional
          Hospital)                                                                 A-/NR        1,215,000     1,237,295
          Oklahoma DFA Health Systems,  5.25% due 12/1/2012  (Duncan  Regional
          Hospital)                                                                 A-/NR        1,330,000     1,403,323
          Oklahoma Municipal Power Authority, 5.00% due 1/1/2013                     A/A2        3,745,000     3,973,108
          Oklahoma  Municipal Power  Authority,  5.00% due 1/1/2014  (Insured:
          AGM)                                                                     AAA/Aa3       4,005,000     4,365,650
          Oklahoma State  Industrial  Authority,  5.00% due 7/1/2016  (Medical
          Research Foundation)                                                      NR/A1        1,165,000     1,302,913
          Oklahoma State  Industrial  Authority,  5.25% due 7/1/2017  (Medical
          Research Foundation)                                                      NR/A1        1,075,000     1,215,793
        Oregon -- 0.30%
          Clackamas  County Oregon  Hospital  Facilities,  5.00% due 7/15/2037
          put 7/15/2014 (Legacy Health Systems)                                     A+/A2        6,000,000     6,569,880
          Clackamas  County Oregon  Hospital  Facilities,  5.00% due 7/15/2039
          put 7/15/2012 (Legacy Health Systems)                                     A+/A2        2,000,000     2,083,040
          Oregon  Facilities  Authority  Revenue,  5.00% due 3/15/2015 (Legacy
          Health Systems)                                                           A+/A2        1,635,000     1,799,694
          Oregon  Facilities  Authority  Revenue,  5.00% due 3/15/2016 (Legacy
          Health Systems)                                                           A+/A2        1,000,000     1,112,710
          Oregon State  Department of  Administrative  Services COP, 5.00% due
          11/1/2014 (Insured: Natl-Re/FGIC)                                         AA/Aa2       1,000,000     1,127,040
        Pennsylvania -- 4.36%
          Adams County IDA, 5.00% due 8/15/2014 (Gettysburg College)                 A/A2        1,000,000     1,096,120
          Adams County IDA, 5.00% due 8/15/2016 (Gettysburg College)                 A/A2        1,250,000     1,405,113
          Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)                 A/A2        1,340,000     1,502,502
          Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)                 A/A2        1,765,000     1,954,314
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          6/15/2017 (UPMC Health Systems)                                           A+/Aa3       3,000,000     3,419,880
          Allegheny County Hospital Development Authority,  5.00% due 9/1/2017
          (UPMC Health Systems)                                                     A+/Aa3       1,875,000     2,146,013
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          5/15/2018 (UPMC Health Systems)                                           A+/Aa3       5,915,000     6,716,778
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          6/15/2018 (UPMC Health Systems)                                           A+/Aa3       3,000,000     3,410,760
          Allegheny County Hospital Development Authority,  5.00% due 9/1/2018
          (Pittsburgh Medical Center)                                               A+/Aa3       2,000,000     2,258,580
          Allegheny  County  Redevelopment   Authority,   5.10%  due  7/1/2014
          (Pittsburgh Mills)                                                        NR/NR        1,280,000     1,309,069
          Chester County School  Authority,  5.00% due 4/1/2016  (Intermediate
          School; Insured: AMBAC)                                                   A+/NR        1,915,000     2,131,318
          Montgomery County IDA, 5.00% due 8/1/2016  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,132,990
          Montgomery County IDA, 5.00% due 2/1/2017  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,126,790
          Montgomery County IDA, 5.00% due 2/1/2020  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,115,100
          Pennsylvania   EDA,   3.70%  due  11/1/2021   put  5/1/2015   (Waste
          Management, Inc.)                                                         BBB/NR       7,750,000     7,956,305
          Pennsylvania  EDA,  3.00% due  12/1/2037  put  9/1/2015  (PPL Energy
          Supply)                                                                   BBB/NR      14,000,000    14,153,160
       a  Pennsylvania  EDA,  5.00% due 12/1/2042  put 6/1/2012  (Exelon Corp.
          Generation)                                                               NR/A3        2,550,000     2,629,611
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          6/1/2015 (Philadelphia University)                                       BBB/Baa2      2,000,000     2,100,660
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          5/15/2019 (UPMC Health Systems)                                           A+/Aa3       5,600,000     6,346,592
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          5/15/2020 (UPMC Health Systems)                                           A+/Aa3       5,100,000     5,757,951
          Pennsylvania Turnpike Commission Revenue, 0.61% due 12/1/2011             A+/Aa3       2,500,000     2,501,225
          Pennsylvania Turnpike Commission Revenue, 0.71% due 12/1/2012             A+/Aa3       2,500,000     2,508,450
       a  Philadelphia  Authority  for  Industrial   Development,   5.00%  due
          8/1/2020 (Mast Charter School)                                           BBB+/NR         915,000       930,775
          Philadelphia Gas Works, 5.00% due 7/1/2011 (Insured: AGM)                AA+/Aa3       2,000,000     2,000,260
       a  Philadelphia Gas Works, 5.375% due 7/1/2012 (Insured: AGM)               AA+/Aa3       2,410,000     2,419,423
          Philadelphia Gas Works, 5.375% due 7/1/2014 (Insured: AGM)               AA+/Aa3       7,280,000     7,994,823
          Philadelphia Gas Works, 5.00% due 9/1/2014 (Insured: AGM)                AA+/Aa3       3,000,000     3,274,320
          Philadelphia Gas Works, 5.00% due 10/1/2014 (Insured: AMBAC)            BBB+/Baa2      1,825,000     1,972,259
          Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: AGM)                AA+/Aa3       3,315,000     3,606,388
          Philadelphia  Hospital & Higher  Educational  Facilities,  0.03% due
          2/15/2021 put 7/1/2011  (Children's  Hospital;  SPA: Bank of America
          N.A.) (daily demand notes)                                                AA/Aa2       7,800,000     7,800,000
          Philadelphia Parking Authority Revenue, 5.00% due 9/1/2016                A-/A1        1,500,000     1,676,340
          Philadelphia Parking Authority Revenue, 5.00% due 9/1/2017                A-/A1        1,020,000     1,134,862
          Philadelphia  School  District  GO,  5.00% due  9/1/2012  (State Aid
          Withholding)                                                              A+/Aa2       5,000,000     5,237,450
          Philadelphia  School  District  GO,  5.00% due  9/1/2013  (State Aid
          Withholding)                                                              A+/Aa2       2,000,000     2,148,060
          Philadelphia  School  District  GO,  4.50% due  9/1/2017  (State Aid
          Withholding)                                                              A+/Aa2       2,270,000     2,448,853
          Philadelphia  School  District  GO,  5.00% due  9/1/2019  (State Aid
          Withholding)                                                              A+/Aa2       4,210,000     4,589,531
          Philadelphia  School  District  GO,  5.00% due  9/1/2019  (State Aid
          Withholding)                                                              A+/Aa2      18,000,000    19,622,700
          Philadelphia  School  District  GO,  5.25% due  9/1/2021  (State Aid
          Withholding)                                                              A+/Aa2       2,000,000     2,167,360
          Philadelphia  Water  &  Wastewater  Revenue,   5.00%  due  6/15/2013
          (Insured: AGM)                                                           AA+/Aa3       7,020,000     7,519,333
          Philadelphia  Water  &  Wastewater  Revenue,   5.00%  due  6/15/2017
          (Insured: AGM)                                                           AA+/Aa3       5,570,000     6,282,737
          Pittsburgh GO, 5.00% due 9/1/2012 (Insured: Natl-Re)                      BBB/A1       3,415,000     3,565,192
          Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)                        BBB/A1       1,725,000     1,822,773
          Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)                        BBB/A1       1,750,000     1,788,938
          Pittsburgh GO, 5.25% due 9/1/2016 (Insured: AGM)                         AA+/Aa3       3,000,000     3,360,990
          Pittsburgh GO, 5.25% due 9/1/2017 (Insured: AGM)                         AA+/Aa3       1,910,000     2,105,928
          Pittsburgh GO, 5.25% due 9/1/2018 (Insured: AGM)                         AA+/Aa3       3,240,000     3,523,889
          Pittsburgh School District GO, 3.00% due 9/1/2011 (Insured: AGM)         AA+/Aa3       1,425,000     1,431,455
          Pittsburgh School District GO, 3.00% due 9/1/2012 (Insured: AGM)         AA+/Aa3       1,670,000     1,714,622
          Pittsburgh School District GO, 3.00% due 9/1/2013 (Insured: AGM)         AA+/Aa3       2,100,000     2,176,692
          Pittsburgh Water & Sewer Authority Revenue,  2.625% due 9/1/2035 put
          9/1/2012 (Insured: AGM)                                                   AA+/NR       2,000,000     2,026,880
          Sayre HFA,  5.25% due  7/1/2011  (Latrobe  Area  Hospital;  Insured:
          AMBAC) (ETM)                                                              NR/NR        1,400,000     1,400,196
          Sayre HFA,  5.25% due  7/1/2012  (Latrobe  Area  Hospital;  Insured:
          AMBAC) (ETM)                                                              NR/NR        1,000,000     1,047,760
        Rhode Island -- 0.15%
          Convention Center Authority, 5.25% due 5/15/2015 (Insured: Natl-Re)      BBB/Baa1      1,450,000     1,531,055
          Providence GO, 5.50% due 1/15/2012 (Insured: Natl-Re/FGIC)               BBB+/A3       1,880,000     1,921,379
          Rhode  Island  COP,  5.00% due  10/1/2014  (Providence  Plantations;
          Insured: Natl-Re)                                                        AA-/Aa3       1,000,000     1,106,420
          Rhode  Island  State Health & Education  Building  Corp.,  5.25% due
          7/1/2014 (Memorial Hospital; LOC: Fleet Bank)                             NR/NR        1,565,000     1,665,003
        South Carolina -- 1.33%
          Georgetown  County  Environmental  Improvement,  5.70% due  4/1/2014
          (International Paper Co.)                                                BBB/Baa3      7,975,000     8,614,037
          Greenville  County School  District,  5.25% due 12/1/2015  (Building
          Equity Sooner Tomorrow)                                                   AA/Aa2       1,000,000     1,087,520
          Greenville  County School  District,  5.50% due 12/1/2016  (Building
          Equity Sooner Tomorrow)                                                   AA/Aa2       3,500,000     4,120,445
          Greenwood  County  Hospital  Facilities,  5.00% due 10/1/2013  (Self
          Regional Health Care; Insured: AGM)                                      AA+/Aa3       2,000,000     2,156,060
          Greenwood  Fifty  Facilities  School  District,  5.00% due 12/1/2015
          (Insured: AGM)                                                           AA+/Aa3       1,000,000     1,131,250
          Greenwood  Fifty  Facilities  School  District,  5.00% due 12/1/2016
          (Insured: AGM)                                                           AA+/Aa3       1,000,000     1,141,800
          Piedmont  Municipal  Power  Agency,  6.75%  due  1/1/2019  (Insured:
          Natl-Re/FGIC)                                                            NR/Baa1       3,695,000     4,544,406
          South Carolina Jobs Economic Development,  5.00% due 8/15/2014 (Care
          Alliance Health Services; Insured: AGM)                                  AA+/Aa3       4,000,000     4,351,280
          South Carolina Jobs Economic Development,  5.00% due 8/15/2015 (Care
          Alliance Health Services; Insured: AGM)                                  AA+/Aa3       3,000,000     3,303,660
          York County PCR,  1.00% due 9/15/2024 put 9/1/2011  (North  Carolina
          Electric)                                                                  A/A2       11,000,000    11,002,530
          York County PCR,  1.00% due 9/15/2024 put 9/1/2011  (North  Carolina
          Electric)                                                                  A/A2       14,400,000    14,403,312
        South Dakota -- 0.26%
          South Dakota State Health & Educational Facilities Authority,  5.50%
          due 9/1/2011 (Rapid City Regional Hospital; Insured: Natl-Re)             BBB/A1       1,100,000     1,108,712
          South Dakota State Health & Educational Facilities Authority,  6.00%
          due 11/1/2014 (Sioux Valley Hospital & Health Systems)                    AA-/A1       1,015,000     1,039,512
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 11/1/2015 (Sanford Health)                                            AA-/A1       1,310,000     1,466,807
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 4/1/2017 (Prairie Lakes Health)                                       A+/NR        2,215,000     2,426,289
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 4/1/2018 (Prairie Lakes Health)                                       A+/NR        2,290,000     2,494,863
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 4/1/2019 (Prairie Lakes Health)                                       A+/NR        2,440,000     2,624,708
        Tennessee -- 0.93%
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014           NR/A2        3,200,000     3,442,080
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2015           NR/A2        3,500,000     3,726,835
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019           NR/A2        6,000,000     5,927,460
          Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015                    B/Ba3        3,000,000     3,144,870
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017                   BBB/Baa3      5,000,000     5,218,150
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017                    B/Ba3       11,000,000    11,459,250
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018                    B/Ba3        5,000,000     5,181,700
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020                    B/Ba3        1,190,000     1,203,459
        Texas -- 8.98%
          Amarillo Health  Facilities  Corp.,  5.50% due 1/1/2012 (Baptist St.
          Anthony's Hospital Corp.; Insured: AGM)                                   NR/Aa3       2,710,000     2,746,422
          Amarillo Health  Facilities  Corp.,  5.50% due 1/1/2015 (Baptist St.
          Anthony's Hospital Corp.; Insured: AGM)                                   NR/Aa3       1,065,000     1,132,478
          Austin  Community  College  Public   Facilities  Corp.,   5.25%  due
          8/1/2017 (Round Rock Campus)                                              AA/Aa2       1,500,000     1,749,750
          Austin Electrical Utilities Systems,  5.50% due 11/15/2013 (Insured:
          AMBAC)                                                                    A+/A1        1,000,000     1,104,740
          Austin Water & Wastewater, 5.00% due 5/15/2014 (Insured: AMBAC)           AA/Aa2       2,890,000     3,231,482
          Austin Water & Wastewater, 5.00% due 5/15/2015 (Insured: AMBAC)           AA/Aa2       1,520,000     1,740,278
          Bexar  Metropolitan  Water District  Waterworks,  4.50% due 5/1/2021
          (Insured: Natl-Re)                                                         A/A1        1,200,000     1,222,596
          Brazos River  Authority,  4.90% due 10/1/2015  (Center Point Energy;
          Insured: Natl-Re)                                                        BBB/Baa1      4,485,000     4,754,548
          Bryan Electric Systems, 3.00% due 7/1/2012                                A+/A1        1,850,000     1,895,917
          Bryan Electric Systems, 4.00% due 7/1/2014                                A+/A1        1,300,000     1,399,255
          Bryan Electric Systems, 4.00% due 7/1/2014                                A+/A1        1,000,000     1,002,660
          Bryan Electric Systems, 4.00% due 7/1/2015                                A+/A1        1,110,000     1,112,764
          Bryan Electric Systems, 5.00% due 7/1/2015                                A+/A1        1,150,000     1,294,348
          Bryan Electric Systems, 5.00% due 7/1/2016                                A+/A1        1,500,000     1,556,340
          Bryan Electric Systems, 5.00% due 7/1/2017                                A+/A1        3,205,000     3,315,252
          Bryan Electric Systems, 5.00% due 7/1/2019                                A+/A1        8,000,000     8,866,000
          Collin County Limited Tax Improvement GO, 5.00% due 2/15/2016            AAA/Aaa       1,465,000     1,702,374
          Corpus Christi Business & Job Development  Corp., 5.00% due 9/1/2012
          (Arena Project; Insured: AMBAC)                                            A/A2        1,025,000     1,072,119
          Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018         A+/A1        5,240,000     4,014,259
          Dallas  Convention  Center  Hotel  Development   Corp.,   5.00%  due
          1/1/2019                                                                  A+/A1        5,200,000     5,728,788
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2017
          (Insured: AMBAC)                                                         BBB+/A3       1,160,000     1,269,040
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2017
          (Insured: AMBAC)                                                         BBB+/A3       1,260,000     1,378,440
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2018
          (Insured: AMBAC)                                                         BBB+/A3       1,935,000     2,079,003
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2018
          (Insured: AMBAC)                                                         BBB+/A3       2,035,000     2,186,445
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2019
          (Insured: AMBAC)                                                         BBB+/A3       2,175,000     2,301,563
          Dallas/Fort Worth International Airport, 4.00% due 11/1/2012              A+/A1        1,000,000     1,043,650
          Dallas/Fort Worth International Airport, 5.00% due 11/1/2013              A+/A1        1,175,000     1,280,409
          Dallas/Fort Worth International Airport, 5.00% due 11/1/2014              A+/A1        1,300,000     1,444,391
          Dallas/Fort Worth International Airport, 5.00% due 11/1/2015              A+/A1        3,370,000     3,792,295
          Denton GO, 2.00% due 2/15/2012                                            AA/Aa2       3,115,000     3,146,617
          Denton GO, 3.00% due 2/15/2013                                            AA/Aa2       2,710,000     2,815,013
          Denton GO, 3.00% due 2/15/2014                                            AA/Aa2       3,325,000     3,498,166
          Denton GO, 4.00% due 2/15/2015                                            AA/Aa2       3,445,000     3,774,549
          Denton GO, 4.00% due 2/15/2016                                            AA/Aa2       3,535,000     3,919,219
          Denton GO, 5.00% due 2/15/2017                                            AA/Aa2       3,675,000     4,265,940
          Denton GO, 5.00% due 2/15/2018                                            AA/Aa2       3,825,000     4,454,901
          Denton GO, 5.00% due 2/15/2019                                            AA/Aa2       3,990,000     4,629,517
          Denton GO, 5.00% due 2/15/2020                                            AA/Aa2       4,195,000     4,788,383
          Duncanville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                     AAA/Aaa       1,245,000     1,242,361
          Guadalupe-Blanco  River  Authority  PCR,  5.625% due 10/1/2017  (AEP
          Texas Central Co.)                                                       BBB/Baa2      5,000,000     5,477,050
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2015 (Teco Project)                                                 AA/Aa3       1,450,000     1,672,619
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2018 (Teco Project)                                                 AA/Aa3       1,365,000     1,595,999
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2019 (Teco Project)                                                 AA/Aa3       1,000,000     1,161,090
          Harris  County  Health  Facilities   Development  Corp.,  5.00%  due
          7/1/2016 (Christus Health; Insured: AGM)                                 AA+/Aa3       4,000,000     4,475,520
          Harris County Health Facilities  Development Corp.  Thermal Utility,
          5.00% due 11/15/2015 (Teco Project; Insured: Natl-Re)                     AA/Aa3       1,500,000     1,593,945
          Harris County  Hospital  District  Senior Lien,  5.00% due 2/15/2014
          (Insured: Natl-Re)                                                         A/A1        1,275,000     1,380,430
          Harris County  Hospital  District  Senior Lien,  5.00% due 2/15/2017
          (Insured: Natl-Re)                                                         A/A1        1,500,000     1,671,420
          Houston Airport Systems Revenue, 5.00% due 7/1/2015                      AA-/Aa3       2,600,000     2,919,930
          Houston Airport Systems Revenue, 5.00% due 7/1/2017                      AA-/Aa3       1,600,000     1,821,680
          Houston Airport Systems Revenue, 5.00% due 7/1/2018                      AA-/Aa3       1,000,000     1,136,290
          Houston Airport Systems Revenue, 5.00% due 7/1/2019                      AA-/Aa3       2,750,000     3,097,847
          Houston  Higher  Education  Finance  Corp.,   5.875%  due  5/15/2021
          (Cosmos Foundation, Inc.)                                                 BBB/NR       1,000,000     1,016,020
          Houston  Higher  Education  Finance  Corp.,  0.02% due 5/15/2048 put
          7/1/2011 (Rice University) (daily demand notes)                          AAA/Aaa       6,800,000     6,800,000
          Houston  Higher  Education  Finance  Corp.,  0.03% due 5/15/2048 put
          7/1/2011 (Rice University) (daily demand notes)                          AAA/Aaa       4,105,000     4,105,000
          Houston  Independent  School District,  5.00% due 2/15/2014 (Limited
          Tax Schoolhouse)                                                         AA+/Aaa       2,000,000     2,219,020
          Houston  Independent  School District,  5.00% due 2/15/2015 (Limited
          Tax Schoolhouse)                                                         AA+/Aaa       2,450,000     2,787,194
          Houston ISD Public West Side, 0% due 9/15/2014 (Insured: AMBAC)           AA/Aa2       6,190,000     5,851,593
          Houston  Utilities  System Revenue,  5.00% due 11/15/2013  (Insured:
          AGM)                                                                     AA+/Aa2       3,000,000     3,292,680
          Houston Water Conveyance System COP, 6.25% due 12/15/2014  (Insured:
          AMBAC)                                                                    NR/NR        2,850,000     3,152,271
          Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)                             AAA/NR       2,170,000     1,809,389
          Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)                          AAA/Aaa       1,000,000       864,600
          Keller ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                          AAA/Aaa       1,250,000     1,244,063
          Kerrville Health  Facilities  Development  Corp.  Hospital  Revenue,
          5.25% due 8/15/2021 (Sid Peterson Memorial Hospital)                     BBB-/NR       4,000,000     4,059,560
          Laredo GO, 5.00% due 2/15/2018 (Insured: Natl-Re)                        AA-/Aa2       2,000,000     2,240,180
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2012 (Insured: AMBAC)                                                A+/A1        1,660,000     1,709,119
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2013 (Insured: AMBAC)                                                A+/A1        1,745,000     1,854,429
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2014 (Insured: AMBAC)                                                A+/A1        1,835,000     1,993,562
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2015 (Insured: AMBAC)                                                A+/A1        1,930,000     2,134,445
          Lower  Colorado  River  Authority,  5.875% due  5/15/2016  (Insured:
          BHAC/FSA)                                                                 NR/Aa1       2,210,000     2,219,083
          Mission  Economic   Development   Corp.,  3.75%  due  12/1/2018  put
          5/1/2015 (Waste Management, Inc.)                                         BBB/NR       8,500,000     8,730,775
          North East ISD GO, 5.00% due 8/1/2016 (Guaranty: PSF)                    AAA/Aaa       2,000,000     2,353,860
          North Texas University Revenue, 5.00% due 4/15/2014                       NR/Aa2       1,250,000     1,394,125
          North Texas University Revenue, 5.00% due 4/15/2016                       NR/Aa2       2,250,000     2,616,705
          Northside  ISD GO, 1.75% due 6/1/2037 put 6/1/2013  (Various  School
          Buildings; Guaranty: PSF)                                                 AAA/NR      19,595,000    19,631,643
          Northside ISD GO, 1.50% due 8/1/2040 put 8/1/2012 (Guaranty: PSF)        AAA/Aaa       4,000,000     4,034,560
          Red River  Authority  PCR, 5.20% due 7/1/2011  (Southwestern  Public
          Service; Insured: AMBAC)                                                 A-/Baa1       7,780,000     7,780,778
          Richardson   Refunding  &   Improvement   GO,  5.00%  due  2/15/2014
          (Insured: Natl-Re)                                                       AAA/Aaa       3,000,000     3,317,100
       a  Sam Rayburn Municipal Power Agency, 5.50% due 10/1/2012                  NR/Baa2       6,000,000     6,281,640
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  NR/Baa2       8,400,000     8,552,124
          San  Antonio  Electric  &  Gas  Revenue,  1.15%  due  12/1/2027  put
          12/3/2012 (SPA: BNP Paribas)                                             AA-/Aa2      15,000,000    15,090,900
          San Juan Higher Education  Finance  Authority,  5.125% due 8/15/2020
          (Idea Public Schools)                                                     BBB/NR       2,000,000     1,971,260
          State of Texas,  2.00%  due  8/31/2011  (Tax & Revenue  Anticipation
          Notes)                                                                  SP-1+/Mig1    25,000,000    25,067,250
          Tarrant County Cultural Educational Facilities,  5.00% due 8/15/2016
          (Scott & White Memorial Hospital)                                          A/A1        2,280,000     2,522,797
          Tarrant County Cultural Educational Facilities,  5.00% due 8/15/2017
          (Scott & White Memorial Hospital)                                          A/A1        2,000,000     2,213,960
          Tarrant County Cultural Educational Facilities,  0.07% due 10/1/2041
          put  7/1/2011  (Methodist  Hospitals;  LOC:  JPMorgan  Chase  Bank)
          (daily demand notes)                                                     AAA/Aa1       8,000,000     8,000,000
          Texas Municipal Power Agency, 0% due 9/1/2013 (Insured: Natl-Re)          A+/A2        1,000,000       968,520
          Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)          AA+/Aa3      10,000,000    11,606,800
          Texas  Public  Finance   Authority   Revenue,   5.00%  due  7/1/2012
          (Unemployment Compensation)                                              AAA/Aa1      14,630,000    15,319,512
          Texas  Public  Finance   Authority   Revenue,   5.00%  due  1/1/2014
          (Unemployment Compensation)                                              AAA/Aa1       5,000,000     5,519,350
          Texas  Public  Finance   Authority   Revenue,   5.00%  due  7/1/2014
          (Unemployment Compensation)                                              AAA/Aa1       5,000,000     5,610,750
          Texas  Public  Finance  Authority  Revenue,   5.00%  due  10/15/2014
          (Stephen F. Austin University; Insured: Natl-Re)                          NR/A1        1,305,000     1,450,103
          Texas  Public  Finance  Authority  Revenue,   5.00%  due  10/15/2015
          (Stephen F. Austin University; Insured: Natl-Re)                          NR/A1        1,450,000     1,639,805
          Texas  Public  Finance   Authority   Revenue,   5.00%  due  7/1/2017
          (Unemployment Compensation)                                              AAA/Aa1      15,500,000    17,600,870
          Uptown  Development  Authority,  5.00% due 9/1/2015  (Infrastructure
          Improvements)                                                             BBB/NR       1,370,000     1,490,601
          Uptown  Development  Authority,  5.00% due 9/1/2017  (Infrastructure
          Improvements)                                                             BBB/NR       1,580,000     1,697,710
          Uptown  Development  Authority,  5.00% due 9/1/2018  (Infrastructure
          Improvements)                                                             BBB/NR       1,870,000     1,989,063
          Uptown  Development  Authority,  5.00% due 9/1/2019  (Infrastructure
          Improvements)                                                             BBB/NR       1,945,000     2,048,805
          Waco  Health  Facilities   Development  Corp.,  4.00%  due  9/1/2013
          (Hillcrest Health System; Insured: Natl-Re) (ETM)                         BBB/NR       1,000,000     1,070,310
          Washington County Health  Facilities  Development  Corp.,  5.75% due
          6/1/2019 (Trinity Medical Center; Insured: ACA)                           NR/NR        3,840,000     3,736,435
          Weslaco GO Waterworks & Sewer System,  5.25% due 2/15/2019 (Insured:
          Natl-Re)                                                                 BBB+/A2       2,835,000     3,155,213
          West Harris County  Regional Water,  5.25% due 12/15/2012  (Insured:
          AGM)                                                                     AA+/Aa3       2,435,000     2,595,564
        U.S. Virgin Islands -- 0.29%
          Virgin  Islands  Public  Finance  Authority,   6.75%  due  10/1/2019
          (Matching Fund Loan Diageo Project)                                      NR/Baa3       7,690,000     8,355,031
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2015              BBB-/Baa2      1,000,000     1,064,960
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2016              BBB-/Baa2      1,225,000     1,310,971
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2017              BBB-/Baa2      1,300,000     1,384,032
        Utah -- 0.60%
          Intermountain  Power Agency  Supply,  5.00% due  7/1/2012  (Insured:
          Natl-Re) (ETM)                                                            NR/NR        1,910,000     1,917,277
          Intermountain Power Agency Supply, 5.00% due 7/1/2012                     A+/A1       15,000,000    15,682,050
          Intermountain Power Agency Supply, 5.00% due 7/1/2013                     A+/A1        5,000,000     5,397,150
          Nebo School District GO, 2.50% due 7/1/2012                              AAA/Aaa       1,510,000     1,544,156
          Utah Water Finance Agency Revenue,  4.90% due 10/1/2016 (Pooled Loan
          Financing; Insured: AMBAC)                                                NR/NR          350,000       350,455
          Utah Water Finance Agency Revenue,  4.95% due 10/1/2017 (Pooled Loan
          Financing; Insured: AMBAC)                                                NR/NR          370,000       370,355
        Vermont -- 0.46%
          Vermont Colleges Revenue GO, 4.00% due 7/1/2017                           A+/NR        5,375,000     5,671,270
          Vermont   Economic   Development   Authority   Revenue,   5.00%  due
          12/15/2020 (Vermont Public Service Corp.)                                NR/Baa1      13,500,000    13,806,045
        Virginia -- 0.11%
          Louisa  IDA  PCR,  5.00%  due  11/1/2035  put  12/1/2011   (Virginia
          Electric & Power Company)                                                 A-/NR        3,000,000     3,049,980
          Norton  IDA  Hospital  Improvement,   5.75%  due  12/1/2012  (Norton
          Community Hospital; Insured: ACA)                                         NR/NR        1,460,000     1,460,613
        Washington -- 2.39%
          Energy Northwest Washington  Electric,  5.50% due 7/1/2012 (Insured:
          Natl-Re; Bonneville Power Administration)                                 AA/Aaa       3,000,000     3,157,950
       b  Energy Northwest Washington Electric, 5.00% due 7/1/2013                  AA/Aaa       3,835,000     3,999,560
          Energy  Northwest  Washington  Electric,  5.00% due  7/1/2014  (Wind
          Project; Insured: AMBAC)                                                   A/A3        2,575,000     2,836,646
          Energy Northwest Washington  Electric,  6.00% due 7/1/2016 (Insured:
          AMBAC)                                                                    AA/Aaa       2,415,000     2,541,667
       b  Energy Northwest Washington Electric, 5.00% due 7/1/2017                  AA/Aaa       5,000,000     5,532,750
          Energy   Northwest   Washington   Electric,   5.00%   due   7/1/2017
          (Bonneville Power Administration)                                         AA/Aaa       5,470,000     6,397,602
          Energy Northwest Washington  Electric,  5.00% due 7/1/2018 (Insured:
          Natl-Re)                                                                  AA/Aaa       8,000,000     9,387,440
          King County Sewer, 5.50% due 1/1/2016 (Insured: AGM)                     AA+/Aa2       7,205,000     7,379,001
          Lewis County Public Utility District,  5.00% due 10/1/2011  (Cowlitz
          Falls Hydroelectric; Insured: Syncora)                                    AA/Aaa       2,000,000     2,023,680
          Port  Seattle  Washington  Revenue,  5.50%  due  9/1/2018  (Insured:
          Natl-Re/FGIC)                                                              A/A1        5,000,000     5,756,550
          Seattle Municipal Light & Power Revenue, 5.00% due 2/1/2016              AA-/Aa2       1,000,000     1,158,060
          Seattle Municipal Light & Power Revenue, 5.00% due 2/1/2017              AA-/Aa2       2,000,000     2,334,360
          Snohomish  County  Public  Utilities  District,  5.00% due 12/1/2015
          (Insured: AGM)                                                           AA+/Aa3       5,015,000     5,538,867
          Washington State GO, 0% due 1/1/2018 (Insured: Natl-Re/FGIC)             AA+/Aa1       4,000,000     3,336,200
          Washington State GO, 0% due 1/1/2019 (Insured: Natl-Re/FGIC)             AA+/Aa1       3,000,000     2,381,700
          Washington  State  HFA,  5.00%  due  7/1/2013  (Overlake   Hospital;
          Insured: AGM)                                                            AA+/Aa3       1,000,000     1,071,270
          Washington  State  HFA,  5.00%  due  8/15/2013   (Multicare   Health
          Systems)                                                                  A+/A1        1,250,000     1,341,575
          Washington  State  HFA,  5.00%  due  8/15/2014   (Multicare   Health
          Systems)                                                                  A+/A1        1,500,000     1,640,550
          Washington  State HFA, 5.625% due 10/1/2014  pre-refunded  10/1/2011
          (Providence Health Systems; Insured: Natl-Re)                             AA/Aa2       3,000,000     3,036,030
          Washington  State  HFA,  5.00%  due  8/15/2015   (Multicare   Health
          Systems)                                                                  A+/A1        2,000,000     2,221,720
          Washington  State  HFA,  5.00%  due  8/15/2016   (Multicare   Health
          Systems)                                                                  A+/A1        2,075,000     2,330,993
          Washington  State HFA,  5.375% due 12/1/2016  (Group Health Co-op of
          Puget Sound; Insured: AMBAC)                                              BBB/NR       2,000,000     2,031,480
          Washington State HFA, 5.00% due 7/1/2017  (Overlake Hospital Medical
          Center)                                                                   A-/A3        1,245,000     1,363,661
          Washington  State  HFA,  5.00%  due  8/15/2017   (Multicare   Health
          Systems)                                                                  A+/A1        1,000,000     1,115,260
          Washington State HFA, 5.25% due 8/1/2018  (Highline  Medical Center;
          Insured: AGM 242)                                                         A+/NR        8,070,000     8,972,307
          Washington  State  HFA,  5.00%  due  8/15/2018   (Multicare   Health
          Systems)                                                                  A+/A1        2,000,000     2,209,020
          Washington State HFA, 5.00% due 7/1/2019  (Overlake Hospital Medical
          Center)                                                                   A-/A3        1,050,000     1,133,989
          Washington State HFA, 4.75% due 7/1/2020  (Overlake Hospital Medical
          Center)                                                                   A-/A3        1,000,000     1,048,140
          Washington  State Public Power  Supply  Systems,  5.40% due 7/1/2012
          (Insured: AGM)                                                           AA+/Aaa       1,300,000     1,367,015
          Washington  State  Public  Power  Supply  Systems,  0% due  7/1/2013
          (Insured: Natl-Re/IBC)                                                    AA/Aaa       1,760,000     1,718,323
          Washington  State  Public  Power  Supply  Systems,  0% due  7/1/2015
          (Insured: Natl-Re/IBC)                                                    AA/Aaa       3,000,000     2,789,040
          Yakima  County  School  District,   5.00%  due  12/1/2012  (Insured:
          Natl-Re)                                                                  NR/Aa1       1,270,000     1,351,775
        West Virginia -- 0.25%
          Kanawha,  Mercer,  Nicholas  Counties  Single  Family  Mtg,  0%  due
          2/1/2015 pre-refunded 2/1/2014                                            NR/Aaa       2,260,000     1,968,890
          Monongalia   County   Community   Hospital,   5.25%   due   7/1/2020
          (Monongalia General Hospital)                                             A-/NR        4,195,000     4,364,352
          West Virginia EDA PCR, 4.85% due 5/1/2019 put 9/4/2013  (Appalachian
          Power Company)                                                           BBB/Baa2      1,000,000     1,060,500
          West Virginia EDA PCR, 4.85% due 5/1/2019 put 9/4/2013  (Appalachian
          Power Company)                                                           BBB/Baa2      1,000,000     1,060,500
          West Virginia University, 0% due 4/1/2013 (Insured: AMBAC)                A+/Aa3       2,000,000     1,941,860
        Wisconsin -- 0.90%
          Hudson School District GO, 4.625% due 10/1/2014 (Insured: AGM)           AA+/Aa1       1,885,000     1,903,737
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2014 (Aurora Health Care, Inc.)                                      NR/A3        4,265,000     4,572,123
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2015 (Aurora Health Care, Inc.)                                      NR/A3        4,100,000     4,445,630
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2016 (Aurora Health Care, Inc.)                                      NR/A3        3,695,000     4,019,384
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          4/15/2017 (Aurora Health Care, Inc.)                                      NR/A3        1,295,000     1,398,794
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2017 (Agnesian Health Care, Inc.)                                     A-/A3        1,000,000     1,088,480
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2017 (Aurora Health Care, Inc.)                                      NR/A3        5,025,000     5,443,583
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2018 (Agnesian Health Care, Inc.)                                     A-/A3        1,855,000     2,006,739
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2019 (Agnesian Health Care, Inc.)                                     A-/A3        1,000,000     1,066,140
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2020 (Agnesian Health Care, Inc.)                                     A-/A3        2,110,000     2,236,262
          Wisconsin  Health &  Educational  Facilities  Authority,  5.125% due
          8/15/2027 put 8/15/2016 (Aurora Health Care, Inc.)                        NR/A3        4,500,000     4,982,085
          Wisconsin Petroleum, 5.00% due 7/1/2015                                   AA/Aa2       4,000,000     4,553,640

TOTAL INVESTMENTS -- 99.15% (Cost $4,036,784,477)                                                         $4,176,470,873

OTHER ASSETS LESS LIABILITIES -- 0.85%                                                                        35,764,635

NET ASSETS -- 100.00%                                                                                     $4,212,235,508

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings
a   Segregated as collateral for a when-issued security.
b   When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
BHAC       Insured by Berkshire Hathaway Assurance Corp.
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
HFA        Health Facilities Authority
HUD        Department of Housing & Urban Development
IBC        Insured Bond Certificate
IDA        Industrial Development Authority
ISD        Independent School District
JEA        Jacksonville Electric Authority
LOC        Letter of Credit
Mtg        Mortgage
NCSL       National Conference of State Legislature
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
Q-SBLF     Qualified School Board Loan Fund
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
UPMC       University of Pittsburgh Medical Center
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements.
The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

   Municipal Bonds                     $  4,176,470,873   $              --     $  4,176,470,873   $              --

Total Investments in Securities        $  4,176,470,873   $              --     $  4,176,470,873   $              --

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between levels during the period ended June 30, 2011.

Thornburg Intermediate Municipal Fund                                                       June 30, 2011 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
        Alabama -- 1.35%
          Alabama Public School & College Authority, 5.00% due 5/1/2016             NR/Aa1     $ 2,000,000 $   2,324,620
          Montgomery Water Works & Sanitary Sewer Board, 4.00% due 9/1/2012        AAA/Aa2       1,120,000     1,167,074
          Montgomery Water Works & Sanitary Sewer Board, 4.00% due 9/1/2014        AAA/Aa2       1,310,000     1,431,856
          Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017        AAA/Aa2       2,185,000     2,547,054
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.25% due
          9/1/2025                                                                  A+/A1        2,000,000     2,054,760
        Alaska -- 0.42%
          Alaska   Municipal   Bond  Bank,   5.00%  due  10/1/2017   (Insured:
          Natl-Re/FGIC)                                                             A+/Aa2       2,470,000     2,684,248
          Anchorage GO, 6.00% due 10/1/2012 (Insured: Natl-Re/FGIC)                 AA/NR          270,000       279,123
        Arizona -- 3.88%
          Arizona Health Facilities  Authority,  5.00% due 7/1/2017  (Catholic
          Healthcare West)                                                           A/A2        1,450,000     1,599,843
          City of Mesa Utility System  Revenue,  5.00% due 7/1/2023  (Insured:
          AGM)                                                                     AA+/Aa2       5,000,000     5,490,450
          Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                BBB+/NR       4,640,000     4,805,463
          Phoenix  Civic  Improvement  Corp.,  5.00%  due  7/1/2017  (Insured:
          Natl-Re)                                                                  AA/Aa3       1,000,000     1,121,960
          Pima County IDA, 6.70% due 7/1/2021 (Arizona Charter Schools)            NR/Baa3       2,570,000     2,571,285
          Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2022                A/A3        2,000,000     1,957,100
          Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2028                A/A3          735,000       691,010
          State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)                      AA+/Aa3       7,280,000     8,098,199
          Tucson GO, 9.75% due 7/1/2012 (ETM)                                       AA-/NR         400,000       437,512
          Tucson GO, 9.75% due 7/1/2013 (ETM)                                       AA-/NR         500,000       591,805
        California -- 9.44%
          Brea Redevelopment Agency, 0% due 8/1/2023 (Tax Allocation-A)             AA-/NR       3,320,000     1,540,546
          California  Educational  Facilities  Authority,  5.50% due  4/1/2029
          (Pitzer College)                                                          NR/A3        3,000,000     3,079,350
          California HFA, 5.125% due 7/1/2022 (Catholic Healthcare West)             A/A2        2,120,000     2,206,962
          California HFA, 0% due 8/1/2029 (Insured: AMBAC/FHA/VA)                  BBB/Baa1      4,390,000     1,389,962
          California  Infrastructure  & Economic  Development  Bank, 0.03% due
          11/1/2026  put  7/1/2011  (Pacific Gas & Electric;  Insured:  Mizuho
          Corporate Bank) (daily demand notes)                                     AAA/Aa1       1,300,000     1,300,000
          California  Infrastructure  & Economic  Development  Bank, 5.75% due
          8/15/2029 (King City High School)                                         A-/NR        1,500,000     1,528,470
          California  PCR,  5.35%  due  12/1/2016  (Pacific  Gas  &  Electric;
          Insured: Natl-Re) (AMT)                                                  BBB+/A3       2,740,000     2,797,869
          California  PCR  Solid  Waste  Disposal,   5.25%  due  6/1/2023  put
          12/1/2017 (Republic Services, Inc.) (AMT)                                BBB/Baa3      2,000,000     2,134,400
          California  State  Public  Works  Board  Lease,  5.00% due  6/1/2017
          (Regents of University of California; Insured: Natl-Re/FGIC)             AA-/Aa2       2,000,000     2,275,140
          California  Statewide  Community  Development  Authority,  6.25% due
          8/15/2028 (Enloe Medical Center; Insured: CA Mtg Insurance)               A-/NR        1,050,000     1,104,033
          California  Statewide  Community  Development  Authority,  6.00% due
          7/1/2030 (Aspire Public Schools)                                          NR/NR        7,045,000     6,722,832
          Carson Redevelopment Agency Tax Allocation, 6.25% due 10/1/2022           A-/NR        1,620,000     1,718,415
          Carson Redevelopment Agency Tax Allocation, 6.375% due 10/1/2024          A-/NR        1,300,000     1,361,165
          Chico  Redevelopment  Agency,  5.00% due 4/1/2030  (Chico  Amended &
          Merged Redevelopment; Insured: AMBAC)                                     A+/NR        4,000,000     3,512,080
          Corona-Norco USD COP, 5.00% due 4/15/2018 (Insured: AGM)                 AA+/Aa3       1,245,000     1,370,708
          Corona-Norco USD COP, 5.00% due 4/15/2021 (Insured: AGM)                 AA+/Aa3       1,000,000     1,065,740
          El Camino Hospital District,  6.25% due 8/15/2017  (Insured:  AMBAC)
          (ETM)                                                                     NR/NR          900,000     1,027,161
          Golden West Schools Financing  Authority,  0% due 8/1/2018 (Insured:
          Natl-Re)                                                                 BBB/Baa1      2,140,000     1,402,963
          Irvine Ranch Water  District GO,  0.03% due  10/1/2041  put 7/1/2011
          (LOC: Bank of America) (daily demand notes)                               A+/Aa3         500,000       500,000
          Lee Lake Water District Community Facilities, 5.75% due 9/1/2023          NR/NR        3,000,000     2,781,540
          Los Angeles Regional Airport  Improvement  Corp., 5.00% due 1/1/2017
          (LAX Fuel Corp.; Insured: AGM) (AMT)                                     AA+/Aa3       1,120,000     1,192,419
          M-S-R Energy Authority, 6.125% due 11/1/2029                               A/NR        2,500,000     2,590,750
          Merced   Redevelopment   Agency,   6.25%  due   9/1/2029   (Gateways
          Redevelopment)                                                            A-/NR        1,500,000     1,515,105
          Mojave USD COP, 0% due 9/1/2021 (Insured: AGM)                            AA+/NR       1,095,000       645,448
          Mojave USD COP, 0% due 9/1/2023 (Insured: AGM)                            AA+/NR       1,100,000       548,548
          Monterey  County  COP,  5.25%  due  8/1/2021  (Refinancing  Project;
          Insured: AGM)                                                            AA+/Aa3       3,700,000     4,015,240
          Redwood City Redevelopment  Agency, 0% due 7/15/2023  (Redevelopment
          Area A-2; Insured: AMBAC)                                                 A-/NR        2,060,000       928,112
          San Jose  Redevelopment  Agency,  5.25% due  8/1/2027  (Merged  Area
          Redevelopment Project)                                                     A/A2        2,400,000     2,199,552
          San Jose  Redevelopment  Agency,  5.375% due  8/1/2028  (Merged Area
          Redevelopment Project)                                                     A/A2        1,175,000     1,084,137
          San Mateo Union High School  District GO Unlimited,  0% due 9/1/2019
          (Capital Appreciation-Election of 2000-B; Insured: Natl-Re/FGIC)          AA/Aa1       3,000,000     2,092,290
          Southeast  Resource  Recovery  Facilities   Authority,   5.375%  due
          12/1/2013 (Insured: AMBAC) (AMT)                                          A+/A1        1,000,000     1,069,410
          Tuolumne Wind Project Authority, 5.875% due 1/1/2029 (Tuolumne Co.)       A+/A1        3,000,000     3,256,230
          Turlock Irrigation District, 5.00% due 1/1/2021                           A+/A1        1,750,000     1,880,305
          Victor  Elementary  School  District GO, 0% due  8/1/2025  (Insured:
          Natl-Re/FGIC)                                                             A+/Aa3       1,535,000       653,772
          Washington  USD COP,  5.00% due 8/1/2022 (New High School;  Insured:
          AMBAC)                                                                     A/NR        2,010,000     2,042,904
        Colorado -- 3.96%
          Adams County,  5.00% due 8/1/2014  (Platte  Valley  Medical  Center;
          Insured: Natl-Re/FHA 242)                                                 BBB/NR       1,000,000     1,089,400
          Adams County  Communication  Center COP, 5.75% due 12/1/2016  (Adams
          County Communication Center)                                              NR/A1        1,265,000     1,297,359
          Colorado  Educational  & Cultural  Facilities,  5.25% due  8/15/2019
          (Peak to Peak Charter School; Insured: Syncora)                            A/NR        1,375,000     1,425,242
          Colorado HFA, 5.75% due 1/15/2022 (Vail Valley Medical Center)            A-/NR        1,380,000     1,388,418
          Denver  City  &  County  Airport,  5.50%  due  11/15/2015  (Insured:
          Natl-Re/FGIC) (AMT)                                                       A+/A1        5,000,000     5,067,250
       a  Denver City & County Housing  Authority,  5.20% due 11/1/2027 (Three
          Towers Rehabilitation; Insured: AGM) (AMT)                                NR/Aa3       2,555,000     2,575,389
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2023
          (Insured: Syncora)                                                      BBB-/Baa3      2,430,000     2,282,013
          El Paso County School  District GO, 7.10% due  12/1/2013  (State Aid
          Withholding)                                                             AA-/Aa2         500,000       574,910
          Madre Metropolitan District GO, 5.375% due 12/1/2026                      NR/NR        2,215,000     1,476,253
          North  Range   Metropolitan   District  GO,  5.00%  due   12/15/2021
          (Insured: ACA)                                                            NR/NR        1,500,000     1,263,285
          Northwest  Parkway  Public  Highway  Authority,   0%  due  6/15/2014
          (Insured: AGM) (ETM)                                                     AA+/Aa3       1,005,000     1,132,635
          Park Creek  Metropolitan  District,  5.25% due  12/1/2020  (Insured:
          AGM)                                                                      AA+/NR       1,120,000     1,248,946
          Public  Authority  for  Colorado  Energy  Gas  Revenue,  6.125%  due
          11/15/2023                                                                 A/A2        2,000,000     2,095,040
          Regional Transportation District, 5.50% due 6/1/2022                      A-/Aa3       3,000,000     3,299,490
          Southlands   Metropolitan   District   GO,   7.00%   due   12/1/2024
          pre-refunded 12/1/2014                                                    AAA/NR       1,370,000     1,652,316
        Connecticut -- 0.54%
          Connecticut  Health &  Educational  Facility  Authority,  5.75%  due
          7/1/2029 (Ethel Walker School)                                           BBB-/NR       1,350,000     1,320,408
          Connecticut  Health &  Educational  Facility  Authority,  0.02%  due
          7/1/2036 put 7/1/2011 (Yale University) (daily demand notes)             AAA/Aaa       2,500,000     2,500,000
        District of Columbia -- 2.24%
          District  of Columbia  Association  of  American  Medical  Colleges,
          5.00% due 2/15/2017 (Insured: AMBAC)                                      AA/Aa2       1,000,000     1,141,670
          District   of   Columbia   COP,   5.25%   due   1/1/2014   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        2,000,000     2,176,840
          District   of   Columbia   COP,   5.00%   due   1/1/2020   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        3,900,000     4,080,492
          District of Columbia GO, 6.00% due 6/1/2015 (Insured: Natl-Re)            A+/Aa2       3,000,000     3,480,030
          Metropolitan  Airports  Authority,  0% due  10/1/2023  (Dulles  Toll
          Road; Insured: AGM)                                                      AA+/Aa3       4,890,000     2,516,785
          Metropolitan  Airports  Authority,  0% due  10/1/2024  (Dulles  Toll
          Road; Insured: AGM)                                                      AA+/Aa3       5,000,000     2,389,400
        Florida -- 9.59%
          Broward County School Board COP, 5.00% due 7/1/2020 (Insured: AGM)       AA+/Aa3       1,000,000     1,050,250
          Collier  County Housing  Finance  Authority MFR, 4.90% due 2/15/2032
          put 2/15/2012 (Goodlette Arms; Collateralized: FNMA)                      NR/Aaa       1,000,000     1,021,810
          Crossings  at  Fleming  Island  Community  Development,   5.60%  due
          5/1/2012 (Insured: Natl-Re)                                              BBB/Baa1        380,000       380,916
          Escambia  County  HFA,  5.95%  due  7/1/2020  (Florida  Health  Care
          Facility Loan; Insured: AMBAC)                                            NR/NR        2,450,000     2,542,977
          Flagler County School Board COP, 5.00% due 8/1/2020 (Insured: AGM)       AA+/Aa3       2,560,000     2,678,528
          Florida Board of Education GO Capital Outlay, 9.125% due 6/1/2014        AAA/Aa1         350,000       373,566
          Florida  Housing Finance Corp.,  4.80% due 1/1/2016  (Homeowner Mtg;
          Insured: FHA)                                                            AA+/Aa1         190,000       193,430
          Florida  Municipal  Loan  Council,  5.00%  due  10/1/2020  (Insured:
          Natl-Re)                                                                 A-/Baa1       1,000,000     1,026,480
          Florida  Municipal  Loan  Council,  5.00%  due  10/1/2024  (Insured:
          Natl-Re)                                                                 A-/Baa1       2,235,000     2,272,615
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2018 (South Florida Evaluation Treatment)                            AA+/NR       2,090,000     2,254,337
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2019 (South Florida Evaluation Treatment)                            AA+/NR       2,255,000     2,409,535
          Florida State  Department  of  Environmental  Protection,  5.00% due
          7/1/2017 (Florida Forever; Insured: Natl-Re/FGIC)                        AA-/Aa3       1,000,000     1,069,860
          Gainesville  Utilities  Systems  Revenue,  0.20% due  10/1/2026  put
          7/1/2011 (SPA: Suntrust Bank) (daily demand notes)                        AA/Aa2       4,300,000     4,300,000
          Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist  Health
          Hospital)                                                                AA-/Aa3       1,100,000     1,176,021
          Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist  Health
          Hospital)                                                                AA-/Aa3         875,000       935,471
          Hillsborough   County   Special   Assessment,   5.00%  due  3/1/2017
          (Insured: Natl-Re/FGIC)                                                   A+/A1        1,000,000     1,079,750
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2021
          (Insured: Syncora)                                                        NR/A3        3,000,000     3,071,430
          Jacksonville   HFA  Hospital,   5.75%  due  8/15/2014   pre-refunded
          8/15/2011 (St. Vincent's Medical Center)                                  NR/NR        1,000,000     1,005,750
          Lakeland Energy System Revenue, 5.00% due 10/1/2018 (Insured: AGM)       AA+/Aa3       2,000,000     2,278,460
          Lakeland Energy System Revenue, 5.25% due 10/1/2036                       AA-/A1       2,770,000     2,808,669
          Lee  County  Solid  Waste  System,  5.625% due  10/1/2013  (Insured:
          Natl-Re)                                                                  NR/A3        2,400,000     2,423,328
          Manatee County, 5.00% due 10/1/2016 (Insured: AMBAC)                     AA-/Aa2       1,000,000     1,091,080
          Marion  County  Hospital  District,   5.00%  due  10/1/2022  (Munroe
          Regional Health)                                                          NR/A3        1,000,000     1,019,550
          Miami  Dade  County  GO,   6.25%  due  7/1/2026   (Building   Better
          Communities)                                                             AA-/Aa2       2,130,000     2,372,330
          Miami Dade County School Board COP,  5.00% due  10/1/2021  (Insured:
          AMBAC)                                                                     A/A1        3,035,000     3,203,534
          Miami Dade County  School Board COP,  5.25% due  5/1/2022  (Insured:
          AGM)                                                                     AA+/Aa3       2,600,000     2,798,042
          Miami GO, 5.375% due 9/1/2015 (Insured: Natl-Re)                          BBB/A2       1,000,000     1,046,760
          Orange County HFA, 6.25% due 10/1/2013  (Orlando Regional  Hospital;
          Insured: Natl-Re)                                                          A/A2          440,000       476,560
          Orange  County  HFA,  5.125%  due  6/1/2014  (Mayflower  Retirement;
          Insured: Radian)                                                          NR/NR          770,000       770,739
          Orange County HFA, 6.25% due 10/1/2016  (Orlando Regional  Hospital;
          Insured: Natl-Re)                                                          A/A2        2,545,000     2,850,960
       b  Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016       NR/Aa3       1,500,000     1,643,610
          Sarasota  County  Public  Hospital  Board,   10.269%  due  10/1/2021
          (Miles-Sarasota Memorial Hospital; Insured: Natl-Re)                      BBB/A1       2,000,000     1,882,960
          South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)               AA/Aa2       1,500,000     1,590,570
          St. Johns County IDA, 5.85% due 8/1/2024 (Presbyterian Retirement)        NR/NR        4,885,000     4,886,465
          Tampa Bay  Water  Utilities  System  Revenue,  5.50%  due  10/1/2022
          (Insured: Natl-Re/FGIC)                                                  AA+/Aa2       2,750,000     3,294,060
          Tampa Health  Systems,  5.50% due 11/15/2013  (Catholic  Health East
          Group; Insured: Natl-Re)                                                 BBB/Aa3       1,050,000     1,142,851
          University  of Central  Florida  COP  Convocation  Corp.,  5.00% due
          10/1/2019 (Insured: Natl-Re/FGIC)                                         BBB/NR       1,135,000     1,132,639
        Georgia -- 2.24%
          Atlanta Airport Passenger Facility, 5.00% due 1/1/2023                    NR/A1        5,000,000     5,254,350
          Atlanta Airport Revenue, 6.00% due 1/1/2018 (Insured:  Natl-Re/FGIC)
          (AMT)                                                                     A+/A1        1,000,000     1,007,030
          Atlanta  Water  and  Wastewater,   5.50%  due  11/1/2022   (Insured:
          Natl-Re/FGIC)                                                              A/A1          530,000       596,446
          Atlanta Water and Wastewater, 5.50% due 11/1/2024 (Insured: AGM)         AA+/Aa3       5,000,000     5,409,050
          Municipal  Electric   Authority  of  Georgia,   6.60%  due  1/1/2018
          (Insured: Natl-Re)                                                        BBB/A1       3,030,000     3,492,378
        Hawaii -- 0.13%
          Hawaii   Department   of  Budget  &  Finance,   6.40%  due  7/1/2013
          (Kapiolani Health Care; Insured: Natl-Re)                                 BBB/A3         875,000       896,210
        Idaho -- 0.32%
          Boise City IDRB Corp.,  5.00% due  5/15/2020  (Western  Trailer Co.;
          LOC: Wells Fargo) (AMT)                                                   NR/Aa2       1,745,000     1,757,529
          Madison County Hospital Revenue, 5.25% due 9/1/2030                       BB+/NR         590,000       477,357
        Illinois -- 7.83%
          Chicago  Midway Airport  Second Lien,  5.00% due 1/1/2019  (Insured:
          AMBAC) (AMT)                                                              A-/A3        1,210,000     1,250,378
          Chicago O'Hare International  Airport Revenue Second Lien, 5.75% due
          1/1/2018 (Insured: AMBAC) (AMT)                                           A-/A2        3,050,000     3,089,131
          Chicago   Tax   Increment,   6.25%  due   11/15/2013   (Near   South
          Redevelopment; Insured: ACA)                                              NR/NR        1,550,000     1,560,788
          Chicago Tax Increment,  0% due 11/15/2014 (Near South Redevelopment;
          Insured: ACA)                                                             NR/NR        1,440,000     1,169,539
          Chicago  Tax  Increment  Allocation,  5.30%  due  1/1/2014  (Lincoln
          Belmont; Insured: ACA)                                                    NR/NR        2,285,000     2,286,028
          Chicago Transit Authority, 5.00% due 12/1/2018                            AA/Aa3       1,500,000     1,693,185
          Chicago Wastewater Transmission Second Lien, 5.00% due 1/1/2014           A+/Aa3       1,485,000     1,596,999
          Cook County GO, 5.25% due 11/15/2024                                      AA/Aa3       3,000,000     3,188,790
          Cook County School District GO, 0% due 12/1/2022 (ETM)                    NR/NR        2,000,000     1,334,580
          Illinois  Educational  Facilities  Authority,  5.00%  due  11/1/2016
          (Rush University Medical Center)                                          A-/A2        1,000,000     1,092,900
          Illinois  Educational  Facilities  Authority,  5.75%  due  11/1/2028
          (Rush University Medical Center)                                          A-/A2        1,000,000     1,019,070
          Illinois  Finance  Authority,  5.00% due 11/1/2016  (Central  DuPage
          Health)                                                                   AA/NR        2,000,000     2,261,060
          Illinois  Finance  Authority,  5.00% due 11/1/2017  (Central  DuPage
          Health)                                                                   AA/NR        2,000,000     2,259,960
          Illinois Finance Authority,  5.00% due 8/1/2022 (Bradley University;
          Insured: Syncora)                                                          A/NR        1,000,000     1,029,650
          Illinois Finance Authority, 6.125% due 11/1/2023 (Advocate Health)        AA/Aa2       5,000,000     5,786,400
          Illinois Finance Authority,  5.00% due 2/1/2027 (Newman  Foundation;
          Insured: Radian)                                                          NR/NR        1,220,000     1,040,148
          Illinois HFA, 6.00% due 7/1/2011 (Loyola  University Health Systems;
          Insured: Natl-Re)                                                        BBB/Baa1      1,370,000     1,370,137
          Illinois HFA, 6.00% due 7/1/2012 (Loyola  University Health Systems;
          Insured: Natl-Re) (ETM)                                                   BBB/NR         230,000       243,140
          Illinois   HFA,   5.70%  due   2/20/2021   (Midwest   Care   Center;
          Collateralized: GNMA)                                                     NR/Aaa         750,000       766,020
          McHenry & Lake Counties Community  Consolidated  School District No.
          15 GO, 0% due 1/1/2017 pre-refunded 1/1/2017 (Insured: AGM) (ETM)         NR/Aa2          45,000        40,157
          McHenry & Lake Counties Community  Consolidated  School District No.
          15 GO, 0% due 1/1/2017 (Insured: AGM)                                     NR/Aa2         955,000       778,841
          Railsplitter Tobacco Settlement Authority, 5.50% due 6/1/2023             A-/NR        4,000,000     4,057,840
          Sangamon  County  School  District COP,  5.875% due  8/15/2018  (Hay
          Edwards; Insured: ACA)                                                    NR/NR        2,600,000     2,585,622
          Southern Illinois University, 0% due 4/1/2014 (Insured: Natl-Re)          BBB/A2       1,425,000     1,310,002
          Southern  Illinois   University,   5.00%  due  4/1/2014  (Housing  &
          Auxiliary Facilities System; Insured: Natl-Re)                            A+/A2        1,350,000     1,439,748
          Southern  Illinois   University,   5.25%  due  4/1/2019  (Housing  &
          Auxiliary Facilities System; Insured: Natl-Re)                            A+/A2        1,000,000     1,078,610
          Southwestern  Illinois  Development  Authority,   0%  due  12/1/2024
          (Insured: AGM)                                                            AA+/NR       2,975,000     1,398,101
          State of Illinois, 5.00% due 6/15/2018 (Build Illinois)                   AAA/NR       2,000,000     2,274,660
          Tazewell  County School  District GO, 9.00% due 12/1/2024  (Insured:
          Natl-Re/FGIC)                                                             NR/A1        1,205,000     1,727,645
          University of Illinois, 0% due 4/1/2014 (Insured: Natl-Re)               BBB/Aa2       1,590,000     1,466,457
          Will County Valley View Community  Unit School  District No.365 GO,
          0% due 11/1/2011 pre-refunded 11/1/2011 (Insured: AGM)                    AA+/NR       1,205,000     1,202,831
          Will County Valley View Community  Unit School  District No. 365 GO,
          0% due 11/1/2011 (Insured: AGM)                                           AA+/NR       1,760,000     1,751,094
        Indiana -- 5.68%
          Allen County  Economic  Development,  5.75% due 12/30/2015  (Indiana
          Institute of Technology)                                                  NR/NR        1,355,000     1,389,796
          Allen  County Jail  Building  Corp.,  5.00% due  4/1/2018  (Insured:
          Syncora)                                                                  NR/Aa2       2,495,000     2,716,706
          Allen County Redevelopment District, 5.00% due 11/15/2018                 NR/A2        1,560,000     1,681,540
          Avon Community  School Building Corp. First Mtg, 5.00% due 1/10/2012
          (Insured: AMBAC)                                                           A/NR        1,330,000     1,360,510
          Carmel  Redevelopment  Authority Lease, 0% due 2/1/2016  (Performing
          Arts Center)                                                             AA+/Aa1       1,730,000     1,531,586
          Carmel  Redevelopment  Authority Lease, 0% due 2/1/2021  (Performing
          Arts Center)                                                             AA+/Aa1       2,000,000     1,320,360
          Carmel Redevelopment District, 6.50% due 7/15/2035                        NR/NR        2,730,000     2,566,145
          Clay  Multi-School  Building  Corp.  First Mtg,  4.00% due 7/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,290,000     1,358,551
          Clay  Multi-School  Building  Corp.  First Mtg,  5.00% due 1/15/2018
          (State Aid Withholding)                                                   AA+/NR       1,735,000     1,996,378
          Fort Wayne  Redevelopment  Authority,  5.00% due 8/1/2023  (Harrison
          Square; Insured: AGM)                                                     NR/Aa2       2,290,000     2,446,682
       a  Hobart  Building  Corp.  First Mtg,  6.50% due  7/15/2019  (Insured:
          Natl-Re) (State Aid Withholding)                                          AA+/NR       1,000,000     1,225,020
          Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional;  Insured:
          AMBAC)                                                                    AA/NR        2,000,000     2,226,500
          Indiana Bond Bank Gas Program Revenue, 5.25% due 10/15/2020               NR/Aa3       5,340,000     5,678,983
          Indiana  Finance  Authority,  0.04% due 2/1/2037 put 7/1/2011 (Lease
          Appropriation; SPA: JPMorgan Chase Bank) (daily demand notes)            AA+/Aa3       1,500,000     1,500,000
          Indiana  Finance  Authority,  4.10%  due  11/15/2046  put  11/3/2016
          (Ascension Health Credit Group)                                          AA+/Aa1       1,000,000     1,090,810
          Indiana HFA, 5.75% due 9/1/2015 (Methodist Hospital) (ETM)                AAA/A3         575,000       587,000
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2017  (146th
          Street Extension)                                                         AA-/NR       1,000,000     1,106,540
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2020  (146th
          Street Extension)                                                         AA-/NR       1,000,000     1,065,940
          South Bend Community School Corp. First Mtg, 4.00% due 1/15/2012          AA+/NR       1,260,000     1,282,856
          South Bend  Community  School Corp.  First Mtg,  4.00% due 7/15/2012
          (State Aid Withholding)                                                   AA+/NR       1,510,000     1,560,676
          South Bend Community School Corp. First Mtg, 4.00% due 7/15/2012          AA+/NR       1,490,000     1,540,004
          Vincennes University, 5.375% due 6/1/2022                                 NR/Aa3         895,000     1,026,807
          West Clark School  Building  Corp.  First Mtg,  5.75% due  7/15/2017
          (Insured: Natl-Re/FGIC) (State Aid Withholding)                           AA+/NR       1,685,000     1,728,827
        Iowa -- 0.76%
          Coralville COP, 5.25% due 6/1/2022                                        NR/A1        2,980,000     3,152,810
          Iowa  Finance  Authority,   6.00%  due  7/1/2012  (Trinity  Regional
          Hospital; Insured: AGM)                                                  AA+/Aa3         220,000       225,337
          Iowa  Finance  Authority,   6.00%  due  12/1/2018  (Catholic  Health
          Initiatives)                                                              AA/Aa2       2,000,000     2,005,200
        Kansas -- 0.16%
          Wyandotte  County School  District GO, 5.00% due 9/1/2014  (Insured:
          Natl-Re/FGIC)                                                             NR/A1        1,030,000     1,141,261
        Kentucky -- 0.87%
       a  Kentucky EDA, 5.85% due 10/1/2015 (Norton Healthcare; Insured:
          Natl-Re)                                                                 BBB/Baa1      2,665,000     2,864,022
          Kentucky  EDA,  0%  due  10/1/2024  (Norton   Healthcare;   Insured:
          Natl-Re)                                                                 BBB/Baa1      3,630,000     1,671,107
          Kentucky EDA, 5.75% due 12/1/2028 (Louisville Arena; Insured: AGM)       AA+/Aa3       1,500,000     1,569,510
        Louisiana -- 3.13%
          Louisiana Local Government Environment  Facilities Authority,  5.00%
          due 3/1/2014 (Independence Stadium)                                        A/NR        1,000,000     1,075,870
          Louisiana  Office  Facilities  Corp.,   5.00%  due  5/1/2014  (State
          Capitol)                                                                  NR/Aa3       1,000,000     1,084,800
          Louisiana Public Facilities  Authority,  5.00% due 7/1/2022 (Black &
          Gold Facilities; Insured: CIFG)                                          NR/Baa3       1,590,000     1,618,016
          Morehouse  Parish PCR,  5.25% due  11/15/2013  (International  Paper
          Co.)                                                                     BBB/Baa3      3,000,000     3,204,420
          New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)      AA+/Aa3       1,000,000     1,109,580
          New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)            AA+/Aa3       2,000,000     2,140,720
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2023       BBB+/NR       1,230,000     1,252,214
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2025       BBB+/NR       1,350,000     1,349,905
          Plaquemines Parish Law Enforcement District GO, 5.15% due 9/1/2027       BBB+/NR       1,490,000     1,489,896
          Plaquemines Parish Law Enforcement District GO, 5.30% due 9/1/2029       BBB+/NR       1,650,000     1,642,261
          Regional  Transit  Authority Sales Tax Revenue,  5.00% due 12/1/2023
          (Insured: AGM)                                                           AA+/Aa3       1,000,000     1,080,010
          Regional  Transit  Authority Sales Tax Revenue,  5.00% due 12/1/2024
          (Insured AGM)                                                            AA+/Aa3       1,000,000     1,066,890
          St. Tammany Parish Sales Tax Revenue,  5.00% due 6/1/2019  (Insured:
          CIFG)                                                                     A+/NR        1,300,000     1,409,278
          St. Tammany Parish Sales Tax Revenue,  5.00% due 6/1/2020  (Insured:
          CIFG)                                                                     A+/NR        1,000,000     1,074,060
          Terrebonne  Parish Hospital  Service  District 1, 5.00% due 4/1/2028
          (General Medical Center)                                                   A/A2        1,500,000     1,489,800
        Massachusetts -- 0.32%
          Massachusetts Health & Educational  Facilities Authority,  0.03% due
          8/15/2034  put  7/1/2011  (Tufts  University;  SPA:  Bank of America
          N.A.) (daily demand notes)                                               AA-/Aa2       2,000,000     2,000,000
          Massachusetts   Housing   Finance   Agency,   6.125%  due  12/1/2011
          (Insured: Natl-Re) (AMT)                                                 NR/Baa1         240,000       240,802
        Michigan -- 6.03%
          City of Troy Michigan GO, 5.00% due 10/1/2016                             AAA/NR       1,060,000     1,220,929
          Detroit   School   District  GO,   5.25%  due   5/1/2027   (Insured:
          AGM/Q-SBLF)                                                              AA+/Aa2       1,000,000       985,140
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2020  (Insured:
          Natl-Re)                                                                  A+/A1        3,000,000     3,160,740
          Detroit Sewage Disposal Revenue, 5.25% due 7/1/2020 (Insured: AGM)       AA+/Aa3       7,720,000     8,388,784
          Detroit Water Supply Systems, 5.00% due 7/1/2015 (Insured: AGM)          AA+/Aa3       1,000,000     1,087,500
          Detroit Water Supply Systems, 4.25% due 7/1/2016 (Insured: Natl-Re)       BBB/A1       1,100,000     1,145,254
          Kalamazoo  Hospital Finance  Authority,  6.25% due 6/1/2014 (Borgess
          Medical Center; Insured: FGIC) (ETM)                                     AAA/Aaa         650,000       745,303
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2019 (Bronson
          Hospital; Insured: AGM)                                                   NR/Aa3       2,000,000     2,194,240
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2022 (Bronson
          Hospital; Insured: AGM)                                                   NR/Aa3       2,470,000     2,637,096
          Kent Hospital Finance  Authority,  7.25% due 1/15/2013  (Butterworth
          Hospital; Insured: Natl-Re) (ETM)                                         AA/Aa3         295,000       309,461
          Michigan  Public  Educational   Facilities   Authority,   5.50%  due
          9/1/2022 (Black River School)                                             NR/NR        1,110,000       984,692
          Michigan  Public  Educational   Facilities   Authority,   8.50%  due
          9/1/2029 (Bradford Academy)                                              BBB-/NR       1,500,000     1,597,665
          Michigan  Public School  Academy,  8.00% due 8/1/2035 (Will Carleton
          Charter School)                                                           NR/NR        1,000,000       914,840
          Michigan State Building  Authority,  5.25% due 10/15/2017  (Insured:
          AGM)                                                                     AA+/Aa3       2,450,000     2,647,151
          Michigan  State  Building  Authority,  0% due  10/15/2025  (Insured:
          Natl-Re/FGIC)                                                             A+/Aa3       6,000,000     2,666,460
          Michigan  State  Hospital  Finance  Authority,  5.10%  due  6/1/2013
          (McLaren Healthcare)                                                      NR/Aa3         525,000       526,423
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2024
          (Sparrow Obligated Group)                                                 A+/A1        2,140,000     2,153,225
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2025
          (Oakwood Obligated Group)                                                  A/A2        3,000,000     2,928,690
          Michigan  Strategic  Fund,  5.25% due 10/15/2023  (Michigan House of
          Representatives Facilities; Insured: AGM)                                AA+/Aa3       1,000,000     1,037,740
          Royal Oak Hospital Finance  Authority,  5.25% due 8/1/2016  (William
          Beaumont Hospital)                                                         A/A1        2,000,000     2,213,740
          Royal Oak Hospital Finance  Authority,  8.00% due 9/1/2029  (William
          Beaumont Hospital)                                                         A/A1        2,540,000     2,926,385
        Minnesota -- 0.95%
          Minneapolis  St. Paul Health,  6.00% due  12/1/2018  (Healthpartners
          Obligated Group)                                                         BBB+/A3       1,000,000     1,063,990
          Minnesota  Agriculture  &  Economic  Development  Board,  5.50%  due
          2/15/2025 (Essential Healthcare; Insured: AGM)                            AA+/NR       2,500,000     2,695,275
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2014  (Centracare
          Health System)                                                            NR/A2          835,000       909,749
          St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2020
          (Healthpartners Obligated Group)                                         BBB+/A3       1,965,000     2,061,521
        Mississippi -- 1.41%
          Medical  Center  Educational  Building  Corp.,  4.00%  due  6/1/2014
          (University of Mississippi Medical Center)                               AA-/Aa2       1,240,000     1,327,705
          Mississippi   Business  Finance  Corp.,   0.03%  due  12/1/2030  put
          7/1/2011  (Chevron  USA  Inc;  Guaranty: Chevron  Corp.)
          (daily demand notes)                                                      NR/Aa1       1,000,000     1,000,000
          Mississippi Development Bank Special Obligation,  5.00% due 3/1/2018
          (Municipal Energy Agency Power Supply; Insured: Syncora)                 NR/Baa2       1,920,000     2,010,931
          Mississippi Development Bank Special Obligation,  5.00% due 7/1/2022
          (Canton Public Improvement)                                               NR/NR        1,935,000     1,988,716
          Mississippi Development Bank Special Obligation,  5.25% due 8/1/2027
          (Department of Corrections)                                               AA-/NR       3,415,000     3,598,932
        Missouri -- 2.12%
          Kansas City Tax Increment Financing  Commission,  5.00% due 3/1/2012
          (Maincor Project)                                                         NR/NR          445,000       448,680
          Missouri  Development  Finance Board,  5.00% due 4/1/2019  (Eastland
          Center)                                                                   A-/NR        1,000,000     1,072,640
          Missouri  Development  Finance Board,  5.00% due 4/1/2021  (Eastland
          Center)                                                                   A-/NR        2,000,000     2,102,800
          Missouri  Development  Finance Board,  5.125% due 4/1/2022 (Eastland
          Center)                                                                   A-/NR        2,000,000     2,114,280
          Missouri  Health  &  Educational  Facilities  Authority,  0.04%  due
          6/1/2016 put 7/1/2011 (Sisters of Mercy Health System;  SPA: Bank of
          America) (daily demand notes)                                            AA-/Aa3       4,000,000     4,000,000
       b  Missouri  Health  &  Educational  Facilities  Authority,  5.00%  due
          4/1/2019 (Webster University)                                             NR/A2        2,235,000     2,471,977
       b  Missouri  Health  &  Educational  Facilities  Authority,  5.00%  due
          4/1/2021 (Webster University)                                             NR/NR        2,520,000     2,749,345
        Nevada -- 0.52%
          Clark County School District GO, 5.50% due 6/15/2016 (Insured: AGM)      AA+/Aa2       1,000,000     1,084,420
          Washoe County GO, 0% due 7/1/2011  (Reno Sparks  Convention  Center;
          Insured: AGM)                                                            AA+/Aa1       2,600,000     2,599,948
        New Hampshire -- 1.50%
          Manchester  Housing  &  Redevelopment  Authority,  0%  due  1/1/2016
          (Insured: Radian/ACA)                                                    NR/Caa1       4,990,000     3,282,672
          New Hampshire  Business Finance  Authority,  7.125% due 7/1/2027 put
          2/1/2012 (United Illuminating Co.) (AMT)                                 NR/Baa2       1,000,000     1,032,460
          New Hampshire  Business  Finance  Authority PCR, 5.375% due 5/1/2014
          (Central Maine Power Co.)                                                BBB+/NR       3,920,000     4,215,411
          New  Hampshire  Health & Education  Facilities,  5.25% due 10/1/2023
          (Southern New Hampshire Medical Center)                                   A-/NR        1,000,000     1,034,630
          New Hampshire IDA PCR, 5.90% due 8/1/2018 (CT Light & Power) (AMT)      BBB+/Baa1      1,000,000     1,003,140
        New Jersey -- 0.78%
          New Jersey EDA, 5.50% due 9/1/2026 (School Facilities  Construction;
          Insured: AMBAC)                                                           A+/A1        2,000,000     2,156,220
          Passaic  Valley Sewage  Commissioners,  5.75% due  12/1/2022  (Sewer
          System; Insured: GO of Commissioners)                                     NR/A2        3,000,000     3,328,200
        New Mexico -- 1.41%
          Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.)          BBB/Baa2      3,000,000     2,919,390
          Las Cruces Shared GRT Revenue, 5.00% due 6/1/2030                         NR/Aa3       2,040,000     2,138,634
          Rio Rancho Public School  District No. 94, 3.00% due 8/1/2011 (State
          Aid Withholding)                                                          NR/Aa1       1,580,000     1,583,760
          Rio Rancho Public School  District No. 94, 5.00% due 8/1/2015 (State
          Aid Withholding)                                                          NR/Aa1       1,715,000     1,962,869
          Santa Fe County Charter School Foundation,  6.50% due 1/15/2026 (ATC
          Foundation)                                                               NR/NR        1,455,000     1,345,570
        New York -- 1.11%
          Erie County IDA, 5.00% due 5/1/2019 (Buffalo City School District)       AA-/Aa3       3,000,000     3,376,170
          New York  State  Dormitory  Authority,  5.625%  due  7/1/2016  (City
          University System)                                                       AA-/Aa3       1,000,000     1,113,190
          New York  State  Dormitory  Authority,  5.00% due  7/1/2017  (Bishop
          Henry B. Hucles Nursing Home; Insured: SONYMA)                            NR/Aa1         850,000       957,916
          New York  State  Dormitory  Authority,  5.25% due  5/15/2021  (State
          University Educational Facilities)                                       AA-/Aa3         500,000       565,300
          United Nations Development Corp., 5.00% due 7/1/2025                      NR/A1        1,700,000     1,808,256
        North Dakota -- 0.35%
          North  Dakota  Building  Authority,  4.25% due  12/1/2015  (Insured:
          Natl-Re)                                                                  AA/Aa2       1,305,000     1,464,497
          Ward County  Health Care  Facilities,  5.125% due 7/1/2021  (Trinity
          Obligated Group)                                                         BBB+/NR       1,000,000     1,030,430
        Ohio -- 2.87%
          Cleveland Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
          FifthThird Bank)                                                         BBB-/NR       1,185,000     1,189,764
          Cleveland  Cuyahoga  County  Port  Authority,  5.00%  due  10/1/2021
          (Cleveland Museum of Art)                                                 AA+/NR       1,330,000     1,465,128
          Deerfield Township Tax Increment, 5.00% due 12/1/2025                     NR/A1        1,000,000     1,009,800
          Hamilton Wastewater Systems, 5.25% due 10/1/2017 (Insured: AGM)           NR/Aa3       1,500,000     1,703,985
          Lorain  County  Hospital  Revenue,  5.625% due  10/1/2016  (Catholic
          Healthcare)                                                               AA-/A1       1,435,000     1,465,293
          Ohio State Air Quality  Development  Authority,  5.70% due  8/1/2020
          (First Energy Generation)                                               BBB-/Baa2      3,000,000     3,174,150
          Ohio State Air Quality  Development  Authority,  4.85% due  8/1/2040
          put 5/1/2012 (Columbus Southern Power; Insured: Natl-Re) (AMT)            BBB/A3       1,500,000     1,542,705
          Ohio State Air Quality  Development  Authority,  5.10% due 11/1/2042
          put 5/1/2013 (Columbus Southern Power; Insured: Natl-Re) (AMT)            BBB/A3       3,000,000     3,177,390
          Ohio State  Higher  Educational  Facilities,  5.05% due 7/1/2037 put
          7/1/2016 (Kenyon College)                                                 A+/A1        1,200,000     1,331,136
          Ohio State Water  Development  Authority,  5.875% due  6/1/2033  put
          6/1/2016 (FirstEnergy Nuclear)                                          BBB-/Baa1      1,000,000     1,106,590
          Ohio State Water Development  Authority PCR, 3.375% due 7/1/2033 put
          7/1/2015 (FirstEnergy)                                                  BBB-/Baa2      3,000,000     3,024,060
        Oklahoma -- 1.50%
          Oklahoma City  Municipal  Water & Sewer,  0% due 7/1/2011  (Insured:
          AMBAC)                                                                    NR/NR        1,125,000     1,124,955
          Oklahoma City  Municipal  Water & Sewer,  0% due 7/1/2013  (Insured:
          AMBAC)                                                                    NR/NR        1,485,000     1,425,570
          Oklahoma DFA,  0.05% due 8/15/2033  put 7/1/2011  (Integris  Health;
          Insured: AGM) (daily demand notes)                                       AAA/Aa3       1,700,000     1,700,000
          Oklahoma State Industries  Authority,  5.50% due 7/1/2023  (Oklahoma
          Medical Research Foundation)                                              NR/A1        3,730,000     4,013,368
          Oklahoma State Power Authority, 5.00% due 1/1/2018 (Insured: AGM)        AA+/Aa3       1,000,000     1,152,430
          Tulsa IDA, 5.00% due 12/15/2024 (St. Francis Health Systems)             AA+/Aa2       1,130,000     1,179,833
        Pennsylvania -- 3.06%
          Allegheny   County   Hospital   Development,   5.00%  due  5/15/2019
          (University of Pittsburgh Medical Center)                                 A+/Aa3       2,500,000     2,814,675
          Allegheny   County  IDA,  5.90%  due  8/15/2026   (School   Facility
          Development, Inc.)                                                       BBB-/NR       1,240,000     1,144,260
          Allegheny   County  IDA,  6.375%  due  8/15/2035   (School  Facility
          Development, Inc.)                                                       BBB-/NR       1,130,000     1,032,899
          Chartiers  Valley  Industrial  &  Community  Development  Authority,
          5.75% due 12/1/2022 (Asbury Health Center)                                NR/NR          900,000       840,276
          Lancaster County GO, 0% due 5/1/2014 (Insured: Natl-Re/FGIC)              NR/Aa2         795,000       717,917
          Lancaster County GO, 0% due 5/1/2015 (Insured: Natl-Re/FGIC)              NR/Aa2         800,000       682,224
          Pennsylvania  EDA, 4.625% due 12/1/2018  (Colver  Project;  Insured:
          AMBAC) (AMT)                                                             BBB-/Ba1      5,000,000     4,595,450
          Pennsylvania Higher Education Facilities Authority,  0% due 7/1/2020
          (Insured: AMBAC)                                                          NR/NR        2,032,839     1,047,989
          Pennsylvania  Turnpike  Commission,  0% due  12/1/2030  (Convertible
          Capital Appreciation)                                                     A-/A3        4,000,000     3,153,800
          Philadelphia  School  District  GO,  5.00% due  9/1/2018  (State Aid
          Withholding)                                                              A+/Aa2       5,000,000     5,509,350
        Rhode Island -- 0.35%
          Rhode Island Health & Education  Building Corp., 5.00% due 3/15/2014
          (Salve Regina University; Insured: Radian)                                NR/NR        1,065,000     1,087,472
          Rhode Island Health & Education  Building Corp.,  5.25% due 7/1/2015
          (Memorial Hospital; LOC: Fleet Bank)                                      NR/NR        1,325,000     1,401,611
        South Carolina -- 3.80%
          Berkeley  County  School  District   Installment  Lease,  5.00%  due
          12/1/2019                                                                  A/A1        2,000,000     2,140,960
          Charleston   Educational   Excellence  Financing  Corp.,  5.25%  due
          12/1/2020 (Charleston County School District)                            AA-/Aa3       1,855,000     2,001,860
          Greenville  County School  District,  5.50% due 12/1/2021  (Building
          Equity Sooner)                                                            AA/Aa2       5,000,000     5,855,700
          Greenwood School  Facilities,  Inc., 5.00% due 12/1/2025  (Greenwood
          School District 50; Insured: AGM)                                        AA+/Aa3       2,400,000     2,487,840
          Lexington One School  Facilities Corp.  School District 1, 5.00% due
          12/1/2019                                                                 NR/Aa3       1,000,000     1,072,520
          Lexington One School  Facilities Corp.  School District 1, 5.25% due
          12/1/2021                                                                 NR/Aa3       1,700,000     1,820,700
          Scago Educational  Facilities Corp.,  5.00% due 12/1/2017  (Colleton
          School District; Insured: AGM)                                           AA+/Aa3       1,000,000     1,115,370
          Scago Educational  Facilities Corp., 5.00% due 4/1/2019 (Spartanburg
          School District; Insured: AGM)                                           AA+/Aa3       2,740,000     2,925,854
          Scago Educational  Facilities Corp., 5.00% due 4/1/2021 (Spartanburg
          School District; Insured: AGM)                                           AA+/Aa3       1,000,000     1,054,820
          South Carolina Housing Finance & Development  Authority,  5.875% due
          7/1/2022 (AMT)                                                            NR/Aa1       2,105,000     2,187,243
          South Carolina  Housing Finance & Development  Authority,  5.30% due
          7/1/2023 (AMT)                                                            NR/Aa1         980,000     1,014,065
          Sumter  School   Facilities   Inc.  School  District  2,  5.00%  due
          12/1/2021 (Insured: AGM)                                                 AA+/Aa3       2,855,000     3,063,415
        South Dakota -- 0.25%
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          11/1/2024 (Sanford Health)                                                AA-/A1       1,700,000     1,778,523
        Tennessee -- 1.48%
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014           NR/A2        1,000,000     1,075,650
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023                   BBB/Baa3      2,500,000     2,443,800
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023                    B/Ba3        7,000,000     6,888,280
        Texas -- 10.25%
          Austin Community  College  District,  5.50% due 8/1/2023 (Round Rock
          Campus)                                                                   AA/Aa2       2,180,000     2,444,914
          Bexar  County  Health  Facilities   Development  Corp.,  6.125%  due
          7/1/2022 pre-refunded 7/1/2012 (Army Retirement Residence)                NR/NR        1,250,000     1,329,400
          Bexar  County  Health  Facilities   Development   Corp.,  5.00%  due
          7/1/2027 (Army Retirement Residence)                                      BBB/NR       2,000,000     1,866,240
          Bexar  Metropolitan  Water District  Waterworks,  5.00% due 5/1/2021
          (Insured: Syncora)                                                         A/A1        1,300,000     1,362,452
          Bexar  Metropolitan  Water District  Waterworks,  5.00% due 5/1/2022
          (Insured: Syncora)                                                         A/A1        2,300,000     2,387,469
          Birdville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                       AAA/Aaa       2,800,000     2,794,064
          Bryan Electric Systems, 2.00% due 7/1/2011                                A+/A1        1,500,000     1,500,075
          Bryan Electric Systems, 3.00% due 7/1/2013                                A+/A1        1,000,000     1,040,270
          Cedar Park  Improvement  District GO, 5.00% due 2/15/2016  (Insured:
          Natl-Re)                                                                  AA/Aa2       1,000,000     1,088,230
          Dallas County Utilities & Reclamation District,  5.15% due 2/15/2022
          (Insured: AMBAC)                                                         BBB+/A3       3,000,000     3,110,880
          Dallas/Fort Worth International Airport, 5.00% due 11/1/2015              A+/A1        1,000,000     1,125,310
          Duncanville  ISD  GO,  0%  due  2/15/2016   pre-refunded   2/15/2012
          (Guaranty: PSF)                                                          AAA/Aaa       2,985,000     2,364,836
          Duncanville ISD GO, 0% due 2/15/2016 (Guaranty: PSF)                     AAA/Aaa          15,000        11,835
          Gulf Coast Center,  6.75% due 9/1/2020  (Mental  Health  Retardation
          Center)                                                                   BBB/NR       1,320,000     1,337,318
          Harris  County  Hospital  District,  5.00% due  2/15/2015  (Insured:
          Natl-Re)                                                                   A/A1        2,075,000     2,286,837
          Hays  Consolidated ISD GO, 0% due 8/15/2013  pre-refunded  8/15/2011
          (Guaranty: PSF)                                                          AAA/Aaa       4,000,000     3,590,440
       b  Houston Airport System Revenue, 5.00% due 7/1/2014                         A/NR        1,000,000     1,101,300
          Houston Higher Education  Finance Corp, 6.50% due 5/15/2031  (Cosmos
          Foundation, Inc.)                                                         BBB/NR         700,000       710,626
          Kimble County Hospital District GO, 5.00% due 8/15/2017                   NR/NR          510,000       546,134
          Kimble County Hospital District GO, 5.00% due 8/15/2018                   NR/NR          525,000       555,975
          La Vernia  Higher  Education  Finance  Corp.,  5.75%  due  8/15/2024
          (Kipp, Inc.)                                                              BBB/NR       3,000,000     3,074,070
          Laredo Sports Venue Sales Tax, 5.00% due 3/15/2018 (Insured: AMBAC)       A+/A1        2,040,000     2,176,333
          Lewisville  Combination Contract Special Assessment District,  4.75%
          due 9/1/2012 (Insured: ACA)                                               NR/NR        1,080,000     1,085,670
          Midtown  Redevelopment  Authority Tax Increment  Revenue,  6.00% due
          1/1/2012 (Insured: Radian)                                                A-/A3          735,000       737,749
          Midtown  Redevelopment  Authority Tax Increment  Revenue,  6.00% due
          1/1/2013 (Insured: Radian)                                                A-/A3          500,000       501,680
          Mission EDA,  6.00% due 8/1/2020  put  8/1/2013  (Waste  Management,
          Inc.) (AMT)                                                               BBB/NR       3,000,000     3,227,940
          Northside  ISD GO, 1.75% due 6/1/2037 put 6/1/2013  (Various  School
          Buildings; Guaranty: PSF)                                                 AAA/NR       4,210,000     4,217,873
          Pharr Higher Education Finance Authority,  5.75% due 8/15/2024 (Idea
          Public School)                                                            BBB/NR       5,050,000     4,936,021
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2016                  NR/Baa2       3,000,000     3,107,040
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  NR/Baa2       2,575,000     2,621,633
          San Juan Higher  Education  Finance  Authority,  5.75% due 8/15/2024
          (Idea Public Schools)                                                     BBB/NR       1,590,000     1,561,189
          Stafford  Economic   Development,   6.00%  due  9/1/2017   (Insured:
          Natl-Re/FGIC)                                                             A+/A1        1,775,000     2,075,685
          Texas City Industrial  Development Corp., 7.375% due 10/1/2020 (Arco
          Pipe Line Company; Guaranty: Atlantic Richfield)                           A/A2        2,450,000     2,927,162
          Texas Public Finance Authority  Charter School Finance Corp.,  6.00%
          due 2/15/2030 (Cosmos Foundation, Inc.)                                   BBB/NR       1,750,000     1,690,903
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2030 (Idea Public School; Insured: ACA)                          BBB/NR       2,000,000     1,701,320
          Texas State Public  Finance  Authority,  5.00% due  8/15/2023  (Idea
          Public School; Insured: ACA)                                              BBB/NR       3,000,000     2,783,010
          Uptown  Development  Authority,  5.50% due 9/1/2029  (Infrastructure
          Improvement)                                                              BBB/NR       1,250,000     1,254,788
        U.S. Virgin Islands -- 0.74%
          Virgin Islands Public Finance Authority, 6.625% due 10/1/2029            NR/Baa3       5,000,000     5,225,950
        Utah -- 0.81%
          City of  Herriman,  5.75% due  11/1/2027  (Towne  Center  Assessment
          Area)                                                                      A/NR        1,000,000     1,049,320
          Salt Lake Valley Fire Services, 5.25% due 4/1/2020                        NR/Aa2       1,250,000     1,409,138
          Utah  County  Municipal  Building  Authority,  5.50%  due  11/1/2016
          pre-refunded 11/1/2011 (Insured: AMBAC)                                   NR/NR        1,000,000     1,017,820
          Utah State Board of Regents,  5.00% due 8/1/2021 (University of Utah
          Hospital)                                                                 AA/Aa2       1,000,000     1,118,170
          Utah State Board of Regents,  5.00% due 8/1/2022 (University of Utah
          Hospital)                                                                 AA/Aa2       1,015,000     1,120,042
        Virginia -- 0.70%
          Fauquier County IDRB, 5.50% due 10/1/2016 (Insured: Radian)              BBB+/NR       1,000,000     1,052,090
          Hanover  County  IDRB  Medical   Facilities,   6.00%  due  10/1/2021
          (FirstHealth Richmond Memorial Hospital) (ETM)                            BBB/NR         795,000       864,085
          Mecklenburg County IDA, 6.50% due 10/15/2017  (Virginia Electric and
          Power Company)                                                           NR/Baa1       2,000,000     2,001,940
          Norton  IDA,  6.00%  due  12/1/2014  (Norton   Community   Hospital;
          Insured: ACA)                                                             NR/NR        1,000,000       997,200
        Washington -- 2.60%
          Seattle Municipal Power and Light, 5.00% due 2/1/2019                    AA-/Aa2       3,000,000     3,504,900
          Skagit  County  Public  Hospital  District GO,  5.125% due 12/1/2015
          (Insured: Natl-Re)                                                        NR/A1        1,900,000     2,143,903
          Washington  Economic   Development  Finance  Authority,   1.75%  due
          6/1/2020 put 9/1/2011 (Guaranty: Waste Management, Inc.)                  BBB/NR       1,000,000     1,000,460
       a  Washington  Health Care  Facilities,  6.00% due 12/1/2014  (Catholic
          Health Services; Insured: Natl-Re)                                        AA/Aa2       1,735,000     1,741,107
          Washington  Health Care  Facilities,  6.00% due 12/1/2015  (Catholic
          Health Services; Insured: Natl-Re)                                        AA/Aa2       1,945,000     1,951,282
          Washington  Health Care Facilities,  5.25% due 8/15/2024  (Multicare
          Systems; Insured: AGM)                                                   AA+/Aa3       1,000,000     1,056,780
          Washington  Health Care  Facilities,  6.25% due  8/1/2028  (Highline
          Medical Centers; Insured: FHA 242)                                        A+/NR        3,985,000     4,414,145
          Washington  Housing  Finance  Commission,  5.60% due 7/1/2011 (Kline
          Galland Center; Insured: Radian)                                          NR/NR          500,000       500,040
          Washington  Housing Finance  Commission,  5.875% due 7/1/2019 (Kline
          Galland Center; Insured: Radian)                                          NR/NR        1,000,000     1,000,930
          Washington Public Power Supply, 0% due 7/1/2011                           AA/Aaa       1,000,000       999,990
        West Virginia -- 0.23%
          West  Virginia  Hospital  Finance  Authority,   5.00%  due  6/1/2020
          (United Hospital Center; Insured: AMBAC)                                  A+/A2        1,530,000     1,594,122
        Wisconsin -- 1.19%
          Wisconsin  Health &  Educational  Facilities,  5.75%  due  8/15/2020
          (Eagle River Memorial Hospital Inc.; Insured: Radian)                     NR/NR        1,000,000     1,009,990
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2021 (Agnesian Healthcare)                                            A-/A3        2,170,000     2,246,341
          Wisconsin  Health &  Educational  Facilities  Authority,  5.50%  due
          7/1/2025 (Agnesian Healthcare)                                            A-/A3        5,000,000     5,124,800

TOTAL INVESTMENTS -- 98.87% (Cost $681,661,126)                                                            $ 696,613,209

OTHER ASSETS LESS LIABILITIES -- 1.13%                                                                         7,930,602

NET ASSETS -- 100.00%                                                                                      $ 704,543,811

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings
a   Segregated as collateral for a when-issued security.
b   When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
GRT        Gross Receipts Tax
HFA        Health Facilities Authority
IDA        Industrial Development Authority
IDRB       Industrial Development Revenue Bond
ISD        Independent School District
LOC        Letter of Credit
Mtg        Mortgage
MFR        Multi-Family Revenue
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
Q-SBLF     Qualified School Board Loan Fund
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
VA         Veterans Affairs
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

   Municipal Bonds                     $   696,613,209    $            --       $  696,613,209     $           --

Total Investments in Securities        $   696,613,209    $            --       $  696,613,209     $           --

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between levels during the period ended June 30, 2011.

Thornburg Strategic Municipal Income Fund                                                   June 30, 2011 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
        Arizona -- 1.57%
          Maricopa  County  PCR,  6.00% due  5/1/2029  put  5/1/2014  (Arizona
          Public Service Co.)                                                      BBB/Baa2    $   500,000 $     542,555
          Pima County Industrial  Development  Authority Education,  6.25% due
          7/1/2013 (Arizona Charter Schools)                                       NR/Baa3         530,000       533,853
          University Medical Center Corp., 6.25% due 7/1/2029                     BBB+/Baa1        100,000       103,495
          University Medical Center Corp., 6.50% due 7/1/2039                     BBB+/Baa1        275,000       280,489
        California -- 19.93%
          California   Financial   Authority,   8.50%  due  11/1/2039  (Harbor
          Regulation Control)                                                      NR/Baa1       1,000,000     1,086,140
          California  HFA,  6.25% due 2/1/2026  (Community  Program;  Insured:
          California Mortgage Insurance)                                            A-/NR        1,500,000     1,586,295
          California HFA, 0% due 8/1/2029 (Insured: AMBAC/FHA/VA)                  BBB/Baa1      1,340,000       424,271
          California  Infrastructure  & Economic  Development  Bank, 0.03% due
          11/1/2026  put  7/1/2011  (Pacific Gas & Electric;  Insured:  Mizuho
          Corporate Bank) (daily demand notes)                                     AAA/Aa1       1,000,000     1,000,000
          California State Public Works Board, 6.25% due 4/1/2034                  BBB+/A2         100,000       104,096
          California Statewide Communities  Development Authority,  6.125% due
          7/1/2046 (Aspire Public Schools)                                          NR/NR        1,000,000       909,060
          Calipatria  USD,  0%  due  8/1/2025  (Capital  Appreciation-Election
          1995; Insured: ACA)                                                       NR/NR        2,425,000       832,042
          Carson  Redevelopment  Agency Tax  Allocation,  7.00% due  10/1/2036
          (Project Area 1)                                                          A-/NR          500,000       533,450
          Chico  Redevelopment  Agency,  5.00% due 4/1/2030  (Chico  Amended &
          Merged Redevelopment; Insured: AMBAC)                                     A+/NR        1,000,000       878,020
          Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)                 AA+/Aa3       1,750,000     1,719,655
          Daly  County  Housing   Development   Finance   Agency,   5.25%  due
          12/15/2023 (Franciscan Mobile Park)                                        A/NR          650,000       634,894
          Lee Lake Water District, 5.875% due 9/1/2027                              NR/NR          500,000       444,230
          M-S-R Energy Authority, 6.50% due 11/1/2039                                A/NR        1,000,000     1,082,010
          Merced  Redevelopment  Agency  Tax  Allocation,  6.50% due  9/1/2039
          (Merced Gateways Redevelopment)                                           A-/NR          300,000       301,851
          Moorpark Mobile Home Park, 6.15% due 5/15/2031 (Villa Del Arroyo)         BBB/NR       1,000,000       974,210
          Newport Mesa USD, 0% due 8/1/2034  (Capital Appreciation-Election
          2005)                                                                     AA/Aa1       5,000,000     1,207,600
          Oak Park USD GO, 0% due 8/1/2030 (Insured: AGM)                          AA+/Aa3         500,000       146,670
          Pittsburg Redevelopment Agency Tax Allocation,  0% due 8/1/2027 (Los
          Medanos Community Development; Insured: AMBAC)                            A+/NR        1,220,000       392,852
          Redwood City Redevelopment  Agency Tax Allocation,  0% due 7/15/2021
          (Redevelopment Project Area 2; Insured: AMBAC)                            A-/NR        1,285,000       691,163
          Riverside  County Asset Leasing  Corp.,  0% due 6/1/2021  (Riverside
          County Hospital; Insured: Natl-Re)                                        BBB/A1         535,000       284,336
          San Diego USD, 0% due 7/1/2035 (Election 2008)                            AA/Aa1       1,700,000       361,063
          San Francisco City & County  Redevelopment  Financing  Authority Tax
          Allocation,   0%  due  8/1/2023  (Redevelopment  Project;   Insured:
          Natl-Re)                                                                   A/A1          825,000       396,511
          San Francisco City & County  Redevelopment  Financing  Authority Tax
          Allocation, 6.50% due 8/1/2039 (Mission Bay North Redevelopment)          A-/NR          250,000       252,955
          San Francisco City & County  Redevelopment  Financing  Authority Tax
          Allocation, 6.75% due 8/1/2041 (Mission Bay North Redevelopment)          A-/NR          500,000       515,030
          San Jose  Redevelopment  Agency Tax, 4.25% due 8/1/2023 (Merged Area
          Redevelopment; Insured: Syncora)                                        BBB+/Baa2        500,000       394,980
          San Jose  Redevelopment  Agency Tax, 5.50% due 8/1/2035 (Merged Area
          Redevelopment)                                                             A/A2        1,000,000       889,030
          Sonoma County Community  Redevelopment Agency Tax Allocation,  6.50%
          due 8/1/2034 (The Springs Redevelopment; Insured: AGM)                    AA+/NR         100,000       103,211
          Union  Elementary   School  District,   0%  due  9/1/2027   (Capital
          Appreciation-Election 1999; Insured: Natl-Re)                             AA+/NR         905,000       339,846
        Colorado -- 8.14%
          Colorado  Educational  & Cultural  Facilities  Authority,  5.25% due
          8/15/2019 (Peak to Peak Charter School; Insured: Syncora)                  A/NR        1,600,000     1,658,464
          Denver Convention Center, 5.125% due 12/1/2026 (Insured: Syncora)       BBB-/Baa3      1,000,000       890,540
          Denver Convention Center, 5.00% due 12/1/2030 (Insured: Syncora)        BBB-/Baa3        450,000       382,721
          Denver Convention Center, 5.00% due 12/1/2035 (Insured: Syncora)        BBB-/Baa3        605,000       488,961
          E-470  Public   Highway   Authority,   0%  due   9/1/2037   (Capital
          Appreciation)                                                           BBB-/Baa2      1,000,000       141,270
          E-470  Public   Highway   Authority,   0%  due   9/1/2040   (Capital
          Appreciation)                                                           BBB-/Baa2      2,000,000       225,120
          Eagle Bend Metropolitan  District GO, 5.00% due 12/1/2020  (Insured:
          Radian)                                                                   A-/NR        1,100,000     1,108,624
          Eagle River Fire District, 6.625% due 12/1/2024                           NR/NR          225,000       231,615
          Eagle River Fire District, 6.875% due 12/1/2030                           NR/NR          400,000       402,888
          Pinery  West  Metropolitan  District  No.  2,  4.50%  due  12/1/2032
          (Insured: Radian)                                                         NR/NR          500,000       359,690
          Public Authority for Colorado Energy,  5.75% due 11/15/2018 (Natural
          Gas Purchase Revenue; Guaranty: Bank of America-Merrill Lynch & Co.)       A/A2          825,000       878,410
          Public Authority for Colorado Energy,  6.50% due 11/15/2038 (Natural
          Gas Purchase Revenue; Guaranty: Bank of America-Merrill Lynch & Co.)       A/A2          250,000       263,550
          Regional Transportation District COP, 5.375% due 6/1/2031                 A-/Aa3         500,000       515,515
        Connecticut -- 1.04%
          Connecticut  Health & Educational  Facilities  Authority,  6.00% due
          7/1/2039 (Ethel Walker School)                                           BBB-/NR       1,000,000       964,580
        District of Columbia -- 0.62%
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2027
          (Dulles Toll Road; Insured: AGM)                                         AA+/Aa3       1,500,000       572,955
        Florida -- 4.95%
          Hollywood Community Redevelopment Agency, 5.625% due 3/1/2024             NR/A3          340,000       347,864
          Lakeland Energy System Revenue, 5.25% due 10/1/2036                       AA-/A1       2,000,000     2,027,920
          Sarasota  County  Public  Hospital  Board,   10.269%  due  10/1/2021
          (Miles-Sarasota Memorial Hospital; Insured: Natl-Re)                      BBB/A1       1,000,000       941,480
          St. Johns County IDA, 5.625% due 8/1/2034 (Presbyterian Retirement)       NR/NR          230,000       207,617
          Tampa  Sports  Authority,  5.75% due  10/1/2020  (Tampa  Bay  Arena;
          Insured: Natl-Re)                                                        BBB/Baa1      1,000,000     1,064,780
        Georgia -- 1.55%
          Atlanta Water & Waste Water, 6.25% due 11/1/2034                           A/A1          500,000       537,205
          Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)          A+/Aa3         515,000       546,255
          Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)           A/A2          350,000       350,462
        Guam -- 2.18%
          Guam Government, 5.75% due 12/1/2034 (Section 30)                        BBB-/NR         500,000       496,160
          Guam  Government  Department of Education COP,  6.875% due 12/1/2040
          (John F. Kennedy High School)                                              B/NR        1,000,000       990,200
          Guam Government GO, 7.00% due 11/15/2039                                  B+/NR          520,000       534,914
        Hawaii -- 0.31%
          Hawaii State  Department  of Budget & Finance,  5.45% due  11/1/2023
          (Hawaiian Electric Co.; Insured: Natl-Re) (AMT)                          NR/Baa1         300,000       291,585
        Illinois -- 8.37%
          Broadview Tax Increment, 5.25% due 7/1/2012                               NR/NR          265,000       265,167
          Chicago   Tax   Increment,   4.70%  due   11/15/2013   (Near   South
          Redevelopment; Insured: AMBAC)                                            NR/NR          800,000       801,928
          Chicago Tax Increment, 6.75% due 6/1/2022 (Pilsen Redevelopment)          NR/NR        1,000,000     1,008,590
          Cook County GO, 5.25% due 11/15/2033                                      AA/Aa3       1,000,000     1,018,470
          Illinois  Finance  Authority,  5.75% due 11/15/2037  (OSF Healthcare
          System)                                                                    A/A3          330,000       322,103
          Illinois  Finance  Authority,  6.00% due 5/15/2039  (OSF  Healthcare
          System)                                                                    A/A3          990,000     1,000,771
          Melrose Park Tax Increment, 6.75% due 12/15/2021 (Insured: Natl-Re)      NR/Baa1         410,000       476,888
          Metropolitan  Pier  &  Exposition  Authority,  5.00%  due  6/15/2050
          (McCormick Place)                                                         AAA/A2       1,500,000     1,353,585
          Railsplitter Tobacco Settlement Authority, 6.00% due 6/1/2028             A-/NR        1,000,000     1,014,120
          Southwestern  Illinois  Development  Authority,  5.50% due 8/15/2020
          (Southwestern Illinois Health Facilities)                                BBB/Baa2        500,000       500,345
        Indiana -- 1.01%
          Carmel Redevelopment District, 6.50% due 7/15/2035                        NR/NR        1,000,000       939,980
        Kansas -- 1.21%
          Wichita  Multi-Family   Housing,   5.90%  due  12/1/2016  (Brentwood
          Apartments)                                                                B/NR          465,000       428,442
          Wichita  Multi-Family   Housing,   5.85%  due  12/1/2025  (Brentwood
          Apartments)                                                                B/NR          895,000       695,567
        Kentucky -- 2.22%
          Kentucky EDA, 0% due 10/1/2021 (Norton  Healthcare,  Inc.;  Insured:
          Natl-Re)                                                                 BBB/Baa1        365,000       209,999
          Kentucky EDA, 0% due 10/1/2022 (Norton  Healthcare,  Inc.;  Insured:
          Natl-Re)                                                                 BBB/Baa1      2,490,000     1,334,267
          Owen County Waterworks  Systems,  6.25% due 6/1/2039 (American Water
          Co.)                                                                    BBB+/Baa2        500,000       518,915
        Louisiana -- 0.59%
          Louisiana Public Facilities  Authority,  5.00% due 7/1/2032 (Black &
          Gold Facilities; Insured: CIFG)                                          NR/Baa3         120,000       108,564
          Louisiana  Public   Facilities   Authority,   5.375%  due  5/15/2043
          (Ochsner Clinic Foundation)                                              NR/Baa1         500,000       436,715
        Massachusetts -- 0.53%
          Massachusetts Educational Financing Authority, 6.00% due 1/1/2028         AA/NR          460,000       489,905
        Michigan -- 9.17%
          Detroit School District, 5.25% due 5/1/2027 (Insured: AGM)               AA+/Aa2       1,000,000       985,140
          Detroit Water Supply Systems, 5.00% due 7/1/2018 (Insured: Natl-Re)       BBB/A1         350,000       369,950
          Dickinson County Healthcare  Systems,  5.80% due 11/1/2024 (Insured:
          ACA)                                                                      NR/NR          270,000       271,358
          Dickinson County Healthcare Systems, 5.80% due 11/1/2024                 NR/Baa3       1,000,000     1,005,030
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2036 (Bronson
          Methodist Hospital)                                                       NR/A2        1,000,000       918,660
          Michigan  Financial   Authority  Limited   Obligation,   8.125%  due
          4/1/2041 (Hope Academy)                                                   NR/NR        1,000,000     1,022,740
          Michigan  Public  Educational   Facilities   Authority,   8.75%  due
          9/1/2039 (Bradford Academy)                                              BBB-/NR         500,000       533,650
          Michigan  Public School  Academy,  8.00% due 8/1/2035 (Will Carleton
          Charter School)                                                           NR/NR        1,100,000     1,006,324
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2025
          (Oakwood Obligated Group)                                                  A/A2          650,000       634,549
          Michigan  State  Hospital  Finance  Authority,  5.75%  due  4/1/2032
          (Oakwood Obligated Group)                                                  A/A2          150,000       150,282
          Michigan  State  Hospital  Finance  Authority,  5.75% due 11/15/2039
          (Henry Ford Health)                                                        A/A1        1,000,000       994,380
          Michigan   State   Strategic   Fund,   5.00%   due   8/1/2013   (NSF
          International)                                                            A-/NR          300,000       314,211
          Michigan  Strategic  Fund,  7.00% due 5/1/2021  (The Detroit  Edison
          Company; Insured: Natl-Re/AMBAC)                                          NR/NR          250,000       301,070
        Minnesota -- 0.48%
          St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2023
          (Healthpartners Obligated Group)                                         BBB+/A3         100,000       102,047
          Washington  County  Housing  Redevelopment  Authority,   5.625%  due
          6/1/2037 (Birchwood & Woodbury)                                           NR/NR          415,000       347,372
        Missouri -- 0.73%
          Kansas City Tax Increment Financing  Commission,  5.25% due 3/1/2018
          (Maincor Project)                                                         NR/NR          700,000       681,534
        Nevada -- 0.56%
          Mesquite Redevelopment Agency Tax Increment, 7.375% due 6/1/2024          A-/NR          500,000       515,005
        New Mexico -- 1.78%
          Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.)          BBB/Baa2      1,000,000       973,130
          Santa Fe County  Charter  School  Foundation,  6.625% due  1/15/2036
          (ATC Foundation)                                                          NR/NR          485,000       426,999
          Santa Fe  Educational  Facilities,  5.50% due 3/1/2024  (St.  John's
          College)                                                                  NR/NR          265,000       248,416
        New York -- 1.29%
          New York City  Transitional  Finance  Authority,  0.03% due 8/1/2031
          put 7/1/2011 (SPA: Landsbank Hessen) (daily demand notes)                AAA/Aaa       1,200,000     1,200,054
        Ohio -- 4.24%
          Cleveland Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
          FifthThird Bank)                                                         BBB-/NR         445,000       446,789
          Cleveland  Cuyahoga  County  Port  Authority,  7.00%  due  5/15/2040
          (Insured: City Appropriations)                                           BBB-/NR       1,000,000     1,023,320
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy)                                                  BBB-/Baa1      1,000,000     1,106,590
          Ohio State Water Development  Authority PCR, 3.375% due 7/1/2033 put
          7/1/2015 (FirstEnergy)                                                  BBB-/Baa2      1,350,000     1,360,827
        Oregon -- 1.04%
          Western Generation Agency,  5.00% due 1/1/2016 (Wauna  Cogeneration;
          Insured: ACA)                                                             NR/NR        1,000,000       961,810
        Pennsylvania -- 4.79%
          Allegheny County IDA, 6.75% due 8/15/2035 (Propel Charter School)         BB+/NR       1,000,000       885,040
          Pennsylvania  EDA,  5.00% due 12/1/2014  (Colver  Project;  Insured:
          AMBAC) (AMT)                                                             BBB-/Ba1        450,000       449,019
          Pennsylvania  EDA, 4.625% due 12/1/2018  (Colver  Project;  Insured:
          AMBAC) (AMT)                                                             BBB-/Ba1        600,000       551,454
          Pennsylvania  Turnpike  Commission,  0% due  12/1/2030  (Convertible
          Capital Appreciation)                                                     A-/A3        2,000,000     1,576,900
          Philadelphia IDA, 6.00% due 8/1/2035 (Mast Charter School)               BBB+/NR       1,000,000       978,760
        Rhode Island -- 0.79%
          Pawtucket  Housing  Authority  Capital  Funds  Housing,   5.50%  due
          9/1/2022                                                                  AA/NR          315,000       350,211
          Pawtucket  Housing  Authority  Capital  Funds  Housing,   5.50%  due
          9/1/2024                                                                  AA/NR          350,000       382,154
        South Dakota -- 0.82%
          South Dakota Health & Educational  Facilities  Authority,  5.50% due
          11/1/2040 (Sanford Health)                                                AA-/A1         750,000       761,962
        Tennessee -- 0.64%
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2015                   BBB/Baa3        100,000       106,012
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024                    B/Ba3          500,000       490,190
        Texas -- 10.71%
          Austin  Convention  Enterprises,  Inc.,  5.25% due 1/1/2024  (Austin
          Convention Center; Insured: Syncora)                                     BB+/Ba1         720,000       662,270
          Austin  Convention  Enterprises,  Inc.,  5.00% due 1/1/2034  (Austin
          Convention Center; Insured: Syncora)                                     BB+/Ba1         615,000       487,763
          Clifton Higher Education Finance Corp.,  9.00% due 2/15/2038 (Tejano
          Center for Community Concerns, Inc.)                                     BBB-/NR       1,000,000     1,084,090
          Gulf   Coast   Waste   Disposal   Authority,   6.10%  due   8/1/2024
          (International Paper Co.) (AMT)                                          BBB/Baa3        100,000       101,314
          Houston  Higher  Education  Finance  Corp.,  0.02% due 5/15/2048 put
          7/1/2011 (Rice University) (daily demand notes)                          AAA/Aaa         465,000       465,000
          Kimble County Hospital District, 6.25% due 8/15/2033                      NR/NR          500,000       511,775
          La Vernia Higher Education Finance Corp.,  6.25% due 8/15/2039 (Kipp
          Inc.)                                                                     BBB/NR       1,000,000     1,018,380
          San Antonio Energy  Acquisition  Public Facilities Corp.,  5.50% due
          8/1/2021                                                                  A/Baa3          40,000        41,219
          San Juan Higher  Education  Finance  Authority,  6.70% due 8/15/2040
          (Idea Public School)                                                      BBB/NR       1,000,000     1,000,170
          Texas City Industrial  Development Corp., 7.375% due 10/1/2020 (Arco
          Pipe Line Company; Guaranty: Atlantic Richfield)                           A/A2        1,000,000     1,194,760
          Texas Public Finance Authority  Charter School Finance Corp.,  4.15%
          due 8/15/2016 (Idea Public School; Insured: ACA)                          BBB/NR         100,000        98,230
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 2/15/2018 (Cosmos Foundation, Inc.)                                   BBB/NR         895,000       892,950
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2023 (Idea Public School; Insured: ACA)                          BBB/NR         155,000       143,789
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2030 (Idea Public School; Insured: ACA)                          BBB/NR       1,500,000     1,275,990
          Texas Public Finance Authority  Charter School Finance Corp.,  6.20%
          due 2/15/2040 (Cosmos Foundation, Inc.)                                   BBB/NR       1,000,000       957,400
        U.S. Virgin Islands -- 0.73%
          Virgin Islands Public Finance Authority, 6.75% due 10/1/2037             NR/Baa3         500,000       523,540
          Virgin Islands Water & Power Authority, 5.50% due 7/1/2017               NR/Baa3         150,000       150,234
        Utah -- 1.11%
          Herriman Utah Special Assessment,  4.75% due 11/1/2022 (Towne Center
          Assessment Area)                                                           A/NR        1,000,000     1,027,550
        Virginia -- 2.33%
          Mecklenburg County IDA, 6.50% due 10/15/2017  (Virginia Electric and
          Power Company)                                                           NR/Baa1       1,000,000     1,000,970
          Norton  IDA,  6.00%  due  12/1/2014  (Norton   Community   Hospital;
          Insured: ACA)                                                             NR/NR          635,000       633,222
          Virginia  Small  Business  Financing  Authority,  9.00% due 7/1/2039
          (Hampton RDS Proton)                                                      NR/NR          500,000       524,010
        Washington -- 1.06%
          Washington  HFA,  5.70%  due  7/1/2038  (Overlake  Hospital  Medical
          Center)                                                                   A-/A3        1,000,000       986,440

TOTAL INVESTMENTS -- 96.49% (Cost $88,357,847)                                                             $  89,505,534

OTHER ASSETS LESS LIABILITIES -- 3.51%                                                                         3,255,975

NET ASSETS -- 100.00%                                                                                      $  92,761,509

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
EDA        Economic Development Authority
FHA        Insured by Federal Housing Administration
GO         General Obligation
HFA        Health Facilities Authority
IDA        Industrial Development Authority
LOC        Letter of Credit
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Radian     Insured by Radian Asset Assurance
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
VA         Veterans Affairs
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $     89,505,534   $            --       $   89,505,534     $            --

Total Investments in Securities        $     89,505,534   $            --       $   89,505,534     $            --

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between levels during the period ended June 30, 2011.

Thornburg California Limited Term Municipal Fund                                            June 30, 2011 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount

        ABAG Finance  Authority,  4.75% due  10/1/2011  (California  School of
        Mechanical Arts)                                                           NR/A3     $   435,000   $   438,450
        ABAG Finance  Authority,  4.75% due  10/1/2012  (California  School of
        Mechanical Arts)                                                           NR/A3         455,000       465,215
        Alameda County COP,  5.625% due 12/1/2016  (Santa Rita Jail;  Insured:
        AMBAC)                                                                     AA/NR       1,830,000     2,136,909
        Alvord USD GO, 5.25% due 2/1/2014 (Insured: Natl-Re)                      A+/Baa1      1,150,000     1,229,591
        Anaheim  Public  Financing  Authority,  5.00% due 10/1/2020  (Electric
        System Distribution; Insured: AMBAC)                                       NR/NR         445,000       465,443
        Anaheim  Public  Financing  Authority,  5.00% due 10/1/2021  (Electric
        System Distribution; Insured AMBAC)                                        NR/NR         820,000       852,283
        Bay Area Toll Authority, 5.00% due 4/1/2016 (San Francisco Bay Area)       AA/Aa3      2,075,000     2,400,713
        Burbank Water & Power, 5.00% due 6/1/2015                                  AA-/A1        750,000       848,325
        Burbank Water & Power, 5.00% due 6/1/2016                                  AA-/A1        500,000       576,220
        Burbank Water & Power, 5.00% due 6/1/2017                                  AA-/A1      1,000,000     1,152,370
        Burbank Water & Power, 5.00% due 6/1/2018                                  AA-/A1        360,000       415,098
        Burbank Water & Power, 5.00% due 6/1/2020                                  AA-/A1        625,000       714,600
        Calexico USD GO, 6.75% due 9/1/2017                                        A-/NR       3,060,000     3,491,950
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2018
        (Pitzer College)                                                           NR/A3       1,540,000     1,696,757
        California Educational Facilities Authority,  0% due 10/1/2019 (Loyola
        Marymount University; Insured: Natl-Re)                                    NR/A2       2,025,000     1,337,978
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2020
        (Pitzer College)                                                           NR/A3       1,445,000     1,567,175
        California Health Facilities Financing,  4.00% due 2/1/2013 (Community
        Program; Insured: CA Mtg Insurance)                                        A-/NR       1,665,000     1,721,077
        California HFA, 5.00% due 11/15/2011 (Cedars-Sinai Medical Center)         NR/A2       1,500,000     1,524,795
        California HFA, 5.25% due 10/1/2013 (Providence Health)                    AA/Aa2        650,000       711,835
        California HFA, 5.00% due 8/15/2014 (Cedars-Sinai Medical Center)          NR/A2       1,500,000     1,654,485
        California HFA, 6.00% due 10/1/2018 (Providence Health)                    AA/Aa2      1,000,000     1,211,960
        California HFA, 5.10% due 2/1/2019  (Episcopal Home;  Insured:  CA Mtg
        Insurance)                                                                 A-/NR       1,840,000     1,949,866
        California HFA, 5.00% due 7/1/2027 put 7/1/2014  (Catholic Health Care
        West)                                                                       A/A2       2,000,000     2,177,080
        California HFA, 0% due 8/1/2029 (Insured: AMBAC/FHA/VA)                   BBB/Baa1     2,300,000       728,226
        California Housing Finance Agency,  4.85% due 8/1/2016 (Insured:  AGM)
        (AMT)                                                                     AA+/Aa3      1,000,000     1,021,230
        California Housing Finance Agency, 9.875% due 2/1/2017                    BBB/Baa1     1,345,000     1,438,558
        California Housing Finance Agency,  5.00% due 8/1/2017 (Insured:  AGM)
        (AMT)                                                                     AA+/Aa3        980,000       993,808
        California Housing Finance Agency, 5.125% due 8/1/2018 (Insured:  AGM)
        (AMT)                                                                     AA+/Aa3      1,000,000       997,900
        California  Infrastructure  &  Economic  Development  Bank,  5.25% due
        8/15/2020 (King City High School)                                          A-/NR       1,000,000     1,080,450
        California  Infrastructure  &  Economic  Development  Bank,  0.03% due
        11/1/2026  put  7/1/2011  (Pacific  Gas &  Electric;  Insured:  Mizuho
        Corporate Bank) (daily demand notes)                                      AAA/Aa1        800,000       800,000
        California Mobile Home Park Financing Authority,  5.00% due 11/15/2013
        (Rancho Vallecitos; Insured: ACA)                                          NR/NR         570,000       578,596
        California  Municipal  Finance  Authority,  1.625%  due  2/1/2019  put
        9/1/2011 (Waste Management, Inc.)                                          BBB/NR      1,000,000     1,000,530
        California PCR, 5.90% due 6/1/2014 (San Diego Gas & Electric)               A/A2       2,500,000     2,802,875
        California PCR, 5.35% due 12/1/2016 (Pacific Gas & Electric;  Insured:
        Natl-Re) (AMT)                                                            BBB+/A3      2,000,000     2,042,240
        California PCR Solid Waste Disposal,  6.75% due 7/1/2011 (North County
        Recycling Center) (ETM)                                                    NR/Aaa        500,000       500,080
        California PCR Solid Waste Disposal,  5.25% due 6/1/2023 put 12/1/2017
        (Republic Services, Inc.) (AMT)                                           BBB/Baa3     2,620,000     2,796,064
        California State Department of Transportation  COP, 5.25% due 3/1/2016
        (Insured: Natl-Re)                                                         BBB/A2      2,000,000     2,007,460
        California  State  Department of Water Resources  Power Supply,  6.00%
        due 5/1/2013 pre-refunded 5/1/2012                                        AA-/Aa3      2,270,000     2,402,341
        California  State  Department of Water Resources  Power Supply,  5.00%
        due 5/1/2015                                                              AA-/Aa3      5,000,000     5,719,100
        California State Economic Recovery GO, 5.00% due 7/1/2018                  A+/Aa3      3,000,000     3,516,060
        California  State  GO,  5.50%  due  3/1/2012   (School   Improvements;
        Insured: FGIC)                                                             A-/A1         230,000       231,904
        California State GO, 5.00% due 3/1/2017 (Insured: Syncora)                 A-/A1       2,860,000     3,196,450
        California  State  GO,  0.04%  due  5/1/2034  put  7/1/2011   (Various
        Kindergarten; LOC: Citibank N.A.) (daily demand notes)                    AAA/Aa2        600,000       600,000
        California  State  Public  Works  Board  Lease,  5.25%  due  10/1/2013
        (California State University)                                             BBB+/Aa3       500,000       501,505
        California State Public Works Board Lease, 5.25% due 12/1/2014            BBB+/A2      1,525,000     1,529,056
        California  State  Public  Works  Board  Lease,   5.00%  due  1/1/2015
        (Department of Corrections; Insured: AMBAC)                               BBB+/A2      2,000,000     2,184,960
        California  State  Public  Works  Board  Lease,  5.00%  due  11/1/2015
        (Various Universities)                                                    AA-/Aa2      1,000,000     1,089,560
        California  State  Public  Works  Board  Lease,  5.00%  due  11/1/2016
        (California State University)                                             BBB+/Aa3     1,000,000     1,107,940
        California  Statewide  Community  Development  Authority,   5.25%  due
        8/1/2014 (East Campus Apartments; Insured: ACA)                           NR/Baa1      1,715,000     1,757,738
        California  Statewide  Community  Development  Authority,   5.50%  due
        8/15/2014 (Enloe Medical Center; Insured: CA Mtg Insurance)                A-/NR         750,000       827,033
        California  Statewide  Community  Development  Authority,   5.00%  due
        5/15/2015 (Irvine LLC-UCI East Campus)                                    NR/Baa2      2,300,000     2,441,059
        California  Statewide  Community  Development  Authority,   5.00%  due
        5/15/2017 (Irvine LLC-UCI East Campus)                                    NR/Baa2      1,000,000     1,053,460
        California  Statewide  Community  Development  Authority,   5.00%  due
        4/1/2019 (Kaiser Credit Group)                                             A+/NR       3,600,000     4,068,000
        California  Statewide  Community  Development  Authority,   5.00%  due
        7/1/2020 (Aspire Public Schools; Insured: College for Certain LLC)         NR/NR       1,350,000     1,281,433
        California  Statewide  Community  Development  Authority,   3.85%  due
        11/1/2029 put 6/1/2012 (Kaiser Credit Group)                               A+/NR         975,000     1,006,658
        California  Statewide Community  Development  Authority COP, 6.50% due
        8/1/2012 (Cedars-Sinai Center Hospital; Insured: Natl-Re)                  BBB/A2        300,000       306,933
        California  Statewide Community  Development  Authority PCR, 4.10% due
        4/1/2028  put  4/1/2013  (Southern  California  Edison  Co.;  Insured:
        Syncora)                                                                    A/A1       2,575,000     2,698,136
        Calipatria USD, 0% due 8/1/2025 (Capital  Appreciation-Election  1995;
        Insured: ACA)                                                              NR/NR       5,000,000     1,715,550
        Carson  Redevelopment  Agency  Tax  Allocation,  6.00%  due  10/1/2019
        (Project Area 1)                                                           A-/NR       1,050,000     1,137,685
        Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re/FGIC)                    A+/NR       3,200,000     2,382,272
        Centinela Valley Unified High School District GO, 4.00% due 12/1/2013     SP-1+/NR     3,000,000     3,143,160
        Central  Union  High  School  District  Imperial  County,   5.00%  due
        8/1/2012 (Insured: Natl-Re/FGIC)                                           A+/NR         830,000       849,530
        Central Valley Financing Authority, 5.00% due 7/1/2015 (Carson Ice)        A+/A1       1,000,000     1,108,340
        Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)        A+/A1         500,000       558,275
        Cerritos  Public  Financing   Authority  Tax  Allocation,   5.00%  due
        11/1/2014 (Insured: AMBAC)                                                 A-/NR       1,260,000     1,311,106
        Chabot-Las  Positas  Community  College  District  GO, 0% due 8/1/2018
        (Election 2004-B; Insured: AMBAC)                                         AA-/Aa1      2,465,000     1,825,332
        Chula Vista COP, 5.25% due 3/1/2020                                        A-/NR       1,300,000     1,389,388
        City of Folsom,  4.00% due 12/1/2014  (Community  Facilities  District
        No. 2)                                                                     A+/NR         755,000       791,731
        City of Folsom,  5.00% due 12/1/2016  (Community  Facilities  District
        No. 2)                                                                     A+/NR       1,100,000     1,203,609
        City of Folsom,  5.00% due 12/1/2018  (Community  Facilities  District
        No. 2)                                                                     A+/NR         965,000     1,034,326
        Contra Costa Water District, 2.50% due 10/1/2013                           AA+/NR      2,000,000     2,081,000
        Corona-Norco USD GO, 0% due 9/1/2017 (Insured: AGM)                       AA+/Aa2      1,595,000     1,275,681
        County of Stanislaus, 5.75% due 5/1/2015 (Insured: Natl-Re)               A+/Baa1      1,815,000     1,974,593
        Delano Financing  Authority,  5.00% due 12/1/2017  (Police Station and
        Capital Improvements)                                                       A/NR       1,085,000     1,163,304
        Delano Financing  Authority,  5.00% due 12/1/2018  (Police Station and
        Capital Improvements)                                                       A/NR       1,135,000     1,203,168
        Delano Financing  Authority,  5.00% due 12/1/2019  (Police Station and
        Capital Improvements)                                                       A/NR       1,195,000     1,246,062
        Escondido USD GO, 6.10% due 11/1/2011 (Insured: Natl-Re)                  BBB/Baa1       500,000       509,385
        Fillmore  Public  Financing  Authority,   5.00%  due  5/1/2016  (Water
        Recycling; Insured: CIFG)                                                   A/A2         735,000       793,947
        Inland Valley Development Agency, 5.25% due 4/1/2012 (ETM)                  A/NR       1,490,000     1,544,951
        Inland Valley Development Agency, 4.50% due 3/1/2041 put 3/1/2016           A/NR       2,000,000     2,070,560
        Irvine  Ranch Water  District  GO,  0.03% due  10/1/2041  put 7/1/2011
        (LOC: Bank of America) (daily demand notes)                                A+/Aa3      2,350,000     2,350,000
        Kern Community College District COP, 4.00% due 4/1/2014                   SP-1+/NR     2,000,000     2,067,380
        Lindsay USD COP, 5.75% due 10/1/2017 (Insured: AGM)                        AA+/NR      1,160,000     1,246,872
        Lindsay USD COP, 6.00% due 10/1/2018 .(Insured: AGM)                       AA+/NR        680,000       734,910
        Los  Angeles  Convention  &  Exhibition  Center  Authority,  5.00% due
        8/15/2016                                                                  A+/A1       2,000,000     2,200,520
        Los  Angeles  Convention  &  Exhibition  Center  Authority,  5.00% due
        8/15/2017                                                                  A+/A1       1,410,000     1,544,190
        Los Angeles COP, 5.00% due 2/1/2012 (Insured: Natl-Re)                     A+/A1       1,400,000     1,435,280
        Los  Angeles  County  Public  Works  Authority,   5.00%  due  8/1/2018
        (Multiple Capital Projects)                                                A+/A1       2,060,000     2,322,176
        Los  Angeles  County  Public  Works  Financing  Authority,  5.00%  due
        9/1/2014 (Insured: Natl-Re/FGIC)                                           BBB/NR      2,990,000     3,245,466
        Los Angeles County Schools, 5.00% due 6/1/2016 (Insured: Natl-Re)         BBB/Baa1     1,000,000     1,046,500
        Los Angeles County Schools, 5.00% due 6/1/2017 (Insured: Natl-Re)         BBB/Baa1     1,010,000     1,042,835
        Los Angeles  Department of Airports,  5.50% due 5/15/2018 (Los Angeles
        International Airport)                                                     AA/Aa3      2,000,000     2,276,760
        Los Angeles  Department of Water & Power, 5.25% due 7/1/2011 (Insured:
        Natl-Re)                                                                  AA-/Aa3      3,000,000     3,000,420
        Los  Angeles  Department  of Water & Power,  0.03%  due  7/1/2034  put
        7/1/2011 (SPA: Bank of America N.A.) (daily demand notes)                 AA-/Aa3      1,100,000     1,100,000
        Los  Angeles  Department  of Water & Power,  0.05%  due  7/1/2034  put
        7/1/2011 (SPA: Bank of America N.A.) (daily demand notes)                 AA-/Aa3      2,050,000     2,050,000
        Los  Angeles  Department  of Water & Power,  0.04%  due  7/1/2035  put
        7/1/2011 (Insured: U.S. Bank) (daily demand notes)                         AA/Aa2        900,000       900,000
        Los Angeles  Municipal  Improvement  Corporation,  5.00% due 11/1/2017
        (Capital Equipment)                                                        A+/A2       3,235,000     3,598,970
        Los Angeles Solid Waste, 4.00% due 2/1/2012                                AA/Aa2        850,000       868,233
        Los Angeles USD COP, 5.00% due 10/1/2015 (Insured: AMBAC)                  A+/A1       1,500,000     1,641,465
        Los Angeles USD COP, 5.50% due 12/1/2018 (Capital Projects)                A+/A1       2,000,000     2,218,500
        Los Angeles USD GO, 5.50% due 7/1/2012 (Insured: Natl-Re)                 AA-/Aa2      2,500,000     2,624,875
        Merced Redevelopment Agency Tax Allocation, 5.25% due 9/1/2020             A-/NR       1,190,000     1,199,341
        Milpitas  Redevelopment  Agency  Tax  Allocation,  5.00% due  9/1/2015
        (Insured: Natl-Re)                                                         A/Baa1      2,000,000     2,058,120
        Mojave USD COP, 0% due 9/1/2017 (Insured: AGM)                             AA+/NR      1,045,000       830,744
        Mojave USD COP, 0% due 9/1/2018 (Insured: AGM)                             AA+/NR      1,095,000       810,147
        Monterey  County  COP,  5.00%  due  8/1/2014   (Refinancing   Project;
        Insured: AGM)                                                             AA+/Aa3      2,000,000     2,179,800
        Moorpark  California  Mobile Home Park, 4.90% due 5/15/2017 (Villa Del
        Arroyo)                                                                    BBB/NR      1,160,000     1,157,947
        Northern California Power Agency, 4.00% due 7/1/2015                        A/A2         500,000       535,395
        Northern California Power Agency, 5.00% due 7/1/2016                        A/A2         500,000       569,665
        Northern California Power Agency, 5.00% due 7/1/2017                        A/A2         100,000       114,094
        Northern California Power Agency, 5.00% due 7/1/2018                        A/A2       1,250,000     1,424,625
        Northern  California  Power  Agency,  5.00% due 6/1/2019  (Lodi Energy
        Center)                                                                    NR/NR       2,340,000     2,609,662
        Norwalk  Redevelopment  Agency  Tax  Allocation,  5.00% due  10/1/2014
        (Insured: Natl-Re)                                                        BBB/Baa1       625,000       651,988
        Orange County Public Finance Authority,  5.375% due 6/1/2015 (Juvenile
        Justice Center; Insured: AMBAC)                                            A+/Aa3      1,000,000     1,047,280
        Oxnard Financing  Authority Solid Waste,  5.25% due 6/1/2014 (Insured:
        Natl-Re/FGIC)                                                              A+/NR       1,000,000     1,066,280
        Oxnard Financing  Authority Waste Water,  5.00% due 5/1/2013 (Insured:
        AMBAC) (AMT)                                                               A-/NR       2,115,000     2,212,227
        Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)                AA+/Aa3      2,000,000     1,358,040
        Pittsburg  Redevelopment  Agency Tax  Allocation,  5.00% due  8/1/2020
        (Los Medanos Community Development Project; Insured: Natl-Re)             A+/Baa1      1,205,000     1,200,951
        Port   Oakland,   5.75%  due   11/1/2012   (Port,   Airport  &  Marina
        Improvements; Insured: Natl-Re/FGIC) (AMT)                                  A/A2       2,160,000     2,168,165
        Port Oakland, 5.75% due 11/1/2014 (Insured: Natl-Re/FGIC) (AMT)             A/A2         745,000       747,108
        Puerto   Rico   Industrial,   Tourist,   Educational,    Medical   and
        Environmental  Control  Facilities  Financing  Authority GO, 6.25% due
        7/1/2024 (Hospital Auxilio Mutuo; Insured: Natl-Re)                       A-/Baa1      1,750,000     1,750,577
        Redding  Electrical  Systems Revenue COP, 5.00% due 6/1/2020 (Insured:
        AGM)                                                                       NR/Aa3      2,500,000     2,724,775
        Richmond Joint Powers Financing Authority,  5.25% due 5/15/2013 (Lease
        & Gas Tax)                                                                  A/NR         205,000       205,285
        Ridgecrest  Redevelopment  Agency,  5.00%  due  6/30/2016  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,055,000     1,111,421
        Ridgecrest  Redevelopment  Agency,  5.00%  due  6/30/2017  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,055,000     1,102,253
        Ridgecrest  Redevelopment  Agency,  5.25%  due  6/30/2018  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,050,000     1,095,308
        Ridgecrest  Redevelopment  Agency,  5.50%  due  6/30/2019  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,050,000     1,097,355
        Ridgecrest  Redevelopment  Agency,  5.50%  due  6/30/2020  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,040,000     1,074,726
        Riverside County Palm Desert Financing Authority, 5.00% due 5/1/2013       AA-/A1      1,000,000     1,056,470
        Rosemead  Community  Development   Commission,   5.00%  due  10/1/2015
        (Redevelopment Project Area No. 1: Insured: AMBAC)                         A+/NR       1,015,000     1,074,215
        Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017              A/A2       1,000,000     1,044,140
        Sacramento  City  Financing  Authority,  0%  due  11/1/2014  (Insured:
        Natl-Re)                                                                  BBB/Baa1     3,385,000     2,933,170
        Sacramento  Cogeneration  Authority,  5.00% due  7/1/2015  (Procter  &
        Gamble)                                                                    A+/A1       1,100,000     1,234,904
        Sacramento  Cogeneration  Authority,  5.00% due  7/1/2019  (Procter  &
        Gamble)                                                                    A+/A1         625,000       702,231
        Sacramento  Municipal Utility District,  5.00% due 7/1/2020  (Cosumnes
        Project; Insured: Natl-Re)                                                BBB/Baa1     3,000,000     3,069,900
        San  Bernardino  County  Community  Facilities  District,   5.10%  due
        9/1/2011                                                                   NR/NR         190,000       190,973
        San  Bernardino  County  Community  Facilities  District,   5.20%  due
        9/1/2012                                                                   NR/NR         205,000       211,382
        San  Bernardino  County  Community  Facilities  District,   5.30%  due
        9/1/2013                                                                   NR/NR         300,000       313,752
        San Bernardino County Multi-Family  Housing,  4.75% due 12/15/2031 put
        12/15/2011 (Rolling Ridge LLC; Collateralized: FNMA)                       NR/Aaa      3,100,000     3,150,995
        San Diego  Redevelopment  Agency,  5.25%  due  9/1/2015  (Centre  City
        Redevelopment; Insured: AGM)                                              AA+/Aa3      1,375,000     1,398,045
        San Diego  Redevelopment  Agency,  4.50%  due  9/1/2019  (Centre  City
        Redevelopment; Insured: AMBAC)                                             NR/A2       1,240,000     1,237,408
        San  Diego  USD  GO,  5.50%  due  7/1/2020  (Election  1998;  Insured:
        Natl-Re)                                                                   AA/Aa1      1,390,000     1,589,826
        San Francisco City & County  Airports  Commission,  5.25% due 5/1/2016
        pre-refunded 5/1/2012 (Insured: Syncora)                                   A+/A1       1,500,000     1,572,915
        San  Francisco  City & County  Redevelopment  Agency,  0% due 7/1/2011
        (George R. Moscone; Insured: Natl-Re)                                     AA-/Aa3      1,200,000     1,199,976
        San  Francisco  City & County  Redevelopment  Agency,  0% due 7/1/2013
        (George R. Moscone)                                                       AA-/Aa3      1,200,000     1,160,460
        San Joaquin  County COP,  5.50% due  11/15/2013  (Capital  Facilities;
        Insured: Natl-Re)                                                         BBB/Baa1     1,000,000     1,028,270
        San Joaquin  Delta  Community  College  District  GO, 0% due  8/1/2019
        (Insured: AGM)                                                            AA+/Aa2      5,000,000     3,459,450
        San Jose  Redevelopment  Agency  Tax  Allocation,  5.25% due  8/1/2012
        (Merged Area Redevelopment; Insured: Natl-Re)                            BBB+/Baa1     1,000,000     1,006,870
        San Jose  Redevelopment  Agency  Tax  Allocation,  5.00% due  8/1/2020
        (Insured: Natl-Re)                                                       BBB+/Baa1     1,200,000     1,120,812
        San Luis & Delta-Mendota  Water  Authority,  4.50% due 3/1/2014 (Water
        Utility Improvements)                                                      A+/NR       2,000,000     2,142,200
        San Mateo  Flood  Control  District  COP,  5.25% due  8/1/2017  (Colma
        Creek; Insured: Natl-Re)                                                  BBB/Baa1     1,000,000     1,000,650
        San Mateo Union High School  District GO  Unlimited,  0% due  9/1/2019
        (Capital Appreciation-Election of 2000-B; Insured: Natl-Re/FGIC)           AA/Aa1      2,000,000     1,394,860
        Santa  Ana  USD  GO,  0% due  8/1/2020  (Election  of  1999;  Insured:
        Natl-Re/FGIC)                                                              A+/NR       2,035,000     1,325,314
        Santa Barbara County, 5.25% due 12/1/2014 (Insured: AMBAC)                AA+/Aa3      1,145,000     1,188,705
        Santa Clara County Financing Authority,  5.00% due 5/15/2012 (Multiple
        Facilities Projects)                                                       AA/Aa2      1,000,000     1,039,590
        Santa Margarita/Dana Point Authority,  7.25% due 8/1/2013 (Improvement
        Districts 3-3A, 4-4A; Insured: Natl-Re)                                   BBB/Baa1     2,000,000     2,196,860
        Seal  Beach   Redevelopment   Agency  Mobile  Home  Park,   5.20%  due
        12/15/2013 (Insured: ACA)                                                  NR/NR         360,000       367,366
        Solano County COP, 5.00% due 11/15/2013                                    AA-/A1      1,780,000     1,912,236
        Solano County COP, 5.00% due 11/15/2016                                    AA-/A1      1,000,000     1,112,100
        Southeast   Resource  Recovery   Facilities   Authority,   5.375%  due
        12/1/2013 (Insured: AMBAC) (AMT)                                           A+/A1       1,060,000     1,133,575
        Southeast Resource Recovery Facilities Authority,  5.25% due 12/1/2017
        (Insured: AMBAC)                                                           A+/A1       1,000,000     1,051,460
        Southern  California  Public  Power  Authority,   6.75%  due  7/1/2012
        (Multiple Projects; Insured: AGM)                                         AA+/Aa3      2,315,000     2,456,840
        Southern  California  Public  Power  Authority,   5.15%  due  7/1/2015
        (Insured: AMBAC)                                                           NR/Aa3        350,000       388,728
        Southern  California  Public  Power  Authority,   5.15%  due  7/1/2015
        (Insured: AMBAC)                                                           NR/Aa3        250,000       277,728
        Southern  California  Public  Power  Authority,   5.00%  due  7/1/2016
        (Southern Transmission Project)                                            AA-/NR      2,000,000     2,301,260
        Torrance  Hospital  Revenue,  6.00% due  6/1/2022  (Torrance  Memorial
        Medical Center)                                                            A+/A2       2,600,000     2,633,566
        Tracy Area Public Facilities  Financing Agency Special Tax, 5.875% due
        10/1/2019 (Community Facilities District No. 87)                          BBB/Baa1       590,000       591,528
        Tuolumne Wind Project Authority, 5.00% due 1/1/2015 (Tuolumne Co.)         A+/A1         500,000       554,080
        Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)         A+/A1       1,690,000     1,902,146
        Turlock Irrigation District, 5.00% due 1/1/2015                            A+/A1       1,125,000     1,230,232
        Turlock Irrigation District, 5.00% due 1/1/2019                            A+/A1       1,000,000     1,094,770
        Tustin  Community  Redevelopment  Agency,  4.00% due 9/1/2017  (Tustin
        Redevelopment Project Area)                                                 A/NR         935,000       930,054
        Twin Rivers USD GO, 0% due 4/1/2014                                       SP-1+/NR     1,000,000       925,310
        Ukiah Unified School District GO, 0% due 8/1/2019 (Insured: Natl-Re)        A/A1       2,000,000     1,333,940
        University of California, 4.00% due 5/15/2017 (Limited Project)           AA-/Aa2      1,250,000     1,386,150
        Upper Lake Union High School  District  GO, 0% due  8/1/2020  (Capital
        Appreciation; Insured: Natl-Re)                                           NR/Baa1      1,050,000       624,393
        Val Verde USD COP, 5.00% due 1/1/2014 (Insured: Natl-Re/FGIC) (ETM)        NR/NR         445,000       491,805
        Washington  USD COP,  5.00% due 8/1/2017  (New High  School;  Insured:
        AMBAC)                                                                      A/NR         725,000       786,400
        Washington  USD Yolo  County,  5.00% due  8/1/2021  (New High  School;
        Insured: AMBAC)                                                             A/NR         910,000       934,734
        Whittier Solid Waste, 5.375% due 8/1/2014 (Insured: AMBAC)                 NR/NR         700,000       700,875

TOTAL INVESTMENTS -- 94.60%(Cost $253,158,654)                                                           $ 260,144,723

OTHER ASSETS LESS LIABILITIES -- 5.40%                                                                      14,842,328

NET ASSETS -- 100.00%                                                                                    $ 274,987,051

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABAG       Association of Bay Area Governments
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
GO         General Obligation
HFA        Health Facilities Authority
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
VA         Veterans Affairs
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $   260,144,723    $            --       $    260,144,723   $           --

Total Investments in Securities        $   260,144,723    $            --       $    260,144,723   $           --

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between levels during the period ended June 30, 2011.

Thornburg New Mexico Intermediate Municipal Fund                                            June 30, 2011 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount

        Albuquerque Airport, 5.50% due 7/1/2013                                     A/A1     $ 4,000,000 $   4,309,640
        Albuquerque GRT, 0% due 7/1/2012 (Insured: AGM)                           AA+/Aa2        225,000       217,289
        Albuquerque GRT, 5.00% due 7/1/2021                                       AAA/Aa2      1,340,000     1,513,651
        Albuquerque GRT, 5.00% due 7/1/2021                                       AAA/Aa2      3,000,000     3,388,770
        Albuquerque  IDRB,  5.15% due 4/1/2016 (MCT Industries Inc.; LOC: Bank
        of the West) (AMT)                                                         NR/A1       1,000,000     1,040,440
        Albuquerque  IDRB,  5.25% due 4/1/2017 (MCT Industries Inc.; LOC: Bank
        of the West) (AMT)                                                         NR/A1       2,140,000     2,215,135
        Bernalillo County GRT, 5.25% due 10/1/2012                                AAA/Aa2      1,000,000     1,060,670
        Bernalillo County GRT, 5.00% due 4/1/2021 (Insured: Natl-Re)              AAA/Aa2      3,000,000     3,397,260
        Bernalillo County GRT, 5.25% due 10/1/2022 (Insured: AMBAC)               AAA/Aa2      3,170,000     3,752,519
        Bernalillo County GRT, 5.25% due 10/1/2023 (Insured: AMBAC)               AAA/Aa2      1,275,000     1,509,409
        Bernalillo County GRT, 5.25% due 10/1/2025 (Insured: AMBAC)               AAA/Aa2      3,850,000     4,498,225
        Bernalillo County Water Utility Authority, 5.00% due 7/1/2021             AAA/Aa1      1,520,000     1,754,141
        Bernalillo County Water Utility Authority, 5.50% due 7/1/2025             AAA/Aa1      1,000,000     1,138,550
        Bernalillo County Water Utility Authority, 5.00% due 7/1/2026             AAA/Aa1      1,420,000     1,536,610
        Colfax County GRT, 5.00% due 9/1/2019                                      A-/NR         930,000     1,002,280
        Colfax County GRT, 5.50% due 9/1/2029                                      A-/NR       2,510,000     2,617,077
        Dona  Ana  County  Pilot   Revenue,   5.50%  due   12/1/2014   (County
        Administrative Facilities; Insured: Radian)                                A-/NR         460,000       507,651
        Farmington  Hospital,  5.00% due 6/1/2017 (San Juan  Regional  Medical
        Center)                                                                    NR/A3       1,035,000     1,147,070
        Farmington  Hospital,  5.125% due 6/1/2018 (San Juan Regional  Medical
        Center)                                                                    NR/A3         570,000       598,517
        Farmington  Hospital,  5.125% due 6/1/2019 (San Juan Regional  Medical
        Center)                                                                    NR/A3         645,000       672,064
        Farmington  Hospital,  5.00% due 6/1/2022 (San Juan  Regional  Medical
        Center)                                                                    NR/A3       2,825,000     2,949,046
        Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.)           BBB/Baa2     4,000,000     3,892,520
        Farmington  PCR,  4.00% due 6/1/2032  put  8/1/2012 (El Paso  Electric
        Co.; Insured: Natl-Re/FGIC)                                                BBB/NR      2,000,000     2,003,380
        Farmington Utility Systems, 5.00% due 5/15/2012 (Insured: AGM)            AA+/Aa3      6,095,000     6,118,405
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2011 (Insured: AMBAC)       A/A3         500,000       501,950
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2012 (Insured: AMBAC)       A/A3       3,345,000     3,452,977
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2013 (Insured: AMBAC)       A/A3       2,110,000     2,214,508
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2017 (Insured: AMBAC)       A/A3       3,540,000     3,688,007
        Grant County Department of Health, 5.50% due 7/1/2020 (Ft. Bayard)         AA/Aa1      1,565,000     1,722,689
        Grant County Department of Health, 5.50% due 7/1/2021 (Ft. Bayard)         AA/Aa1      1,655,000     1,812,192
        Grant County Department of Health, 5.50% due 7/1/2022 (Ft. Bayard)         AA/Aa1      1,745,000     1,890,201
        Guam Government Ltd. Obligation Revenue, 5.375% due 12/1/2024             BBB-/NR      2,000,000     2,001,520
        Las Cruces Shared GRT Revenue, 5.00% due 6/1/2021                          NR/Aa3        730,000       835,076
        Las Cruces Shared GRT Revenue, 5.00% due 6/1/2022                          NR/Aa3        765,000       863,563
        Las Cruces Shared GRT Revenue, 5.00% due 6/1/2023                          NR/Aa3        800,000       891,168
        Las Cruces Shared GRT Revenue, 5.00% due 6/1/2024                          NR/Aa3        840,000       923,160
        Las Cruces Shared GRT Revenue, 5.00% due 6/1/2030                          NR/Aa3      2,000,000     2,096,700
        Las Cruces Shared GRT Revenue, 5.00% due 6/1/2037                          NR/Aa3      5,000,000     5,089,850
        Los Alamos County GRT Improvement, 5.75% due 6/1/2016                     AA+/Aa3      1,000,000     1,195,040
        Los Alamos County GRT Improvement, 5.625% due 6/1/2023                    AA+/Aa3      1,000,000     1,129,880
        Los Alamos County GRT Improvement, 5.75% due 6/1/2024                     AA+/Aa3      3,000,000     3,376,800
        Los Alamos County GRT Improvement, 5.75% due 6/1/2025                     AA+/Aa3      1,000,000     1,115,450
        Los Alamos County Utility Systems, 5.00% due 7/1/2013 (Insured: AGM)      AA+/Aa3      1,265,000     1,373,524
        Los Alamos  Public  School  District,  2.00% due  8/1/2011  (State Aid
        Withholding)                                                               NR/Aa1      2,150,000     2,153,096
        New  Mexico  Educational  Assistance  Foundation,  4.10% due  9/1/2015
        (Insured: Fitch) (AMT)                                                     NR/Aaa      2,000,000     2,144,200
        New Mexico Educational Assistance Foundation, 5.00% due 12/1/2019         AAA/Aaa      1,000,000     1,129,700
        New Mexico Educational Assistance Foundation, 5.00% due 12/1/2022         AAA/Aaa      3,000,000     3,279,480
        New Mexico Finance Authority, 5.00% due 6/15/2013 (Insured: AMBAC)         NR/Aa2      2,280,000     2,468,989
        New Mexico Finance Authority, 5.00% due 6/1/2014 (Insured: Natl-Re)       AAA/Aa1      2,660,000     2,867,693
        New Mexico Finance Authority, 5.25% due 6/1/2015 (Insured: AMBAC)         AAA/Aa1      1,000,000     1,115,230
        New Mexico Finance Authority, 5.00% due 6/15/2015 (Insured: AMBAC)         NR/Aa2      2,360,000     2,674,918
        New Mexico Finance Authority, 5.00% due 6/15/2018 (Insured: AMBAC)         NR/Aa2      2,915,000     3,225,681
        New Mexico Finance Authority, 5.00% due 6/15/2019 (Insured: Natl-Re)       NR/Aa2      1,215,000     1,341,603
        New Mexico Finance Authority, 5.00% due 6/1/2020 (Insured: AMBAC)         AAA/Aa1        365,000       402,219
        New Mexico Finance Authority, 5.00% due 6/15/2022 (Insured: Natl-Re)       AA/Aa2      1,300,000     1,425,853
        New Mexico Finance Authority, 5.00% due 6/15/2024 (Insured: Natl-Re)       AA/Aa2      7,000,000     7,525,910
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2017
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR       1,730,000     1,964,380
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2019
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR       1,000,000     1,135,480
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2021
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR       1,185,000     1,345,544
        New  Mexico  Hospital  Equipment  Loan  Council,  6.00%  due  8/1/2023
        (Presbyterian Healthcare Services)                                        AA-/Aa3      6,000,000     6,675,180
        New  Mexico  Hospital  Equipment  Loan  Council,  5.25%  due  7/1/2025
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR       1,000,000     1,145,160
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  8/1/2039
        (Presbyterian Healthcare Services)                                        AA-/Aa3      3,000,000     2,898,870
        New  Mexico  Housing  Authority  MFR,  5.30% due  12/1/2022  (El Paseo
        Apartments; Insured: AMBAC) (AMT)                                          NR/NR         905,000       815,649
        New  Mexico  MFA  MFR,  6.05%  due  7/1/2028  (Sandpiper   Apartments;
        Insured: FHA) (AMT)                                                        AA-/NR      2,335,000     2,405,914
        New Mexico MFA SFMR, 5.875% due 9/1/2020 (AMT)                             AAA/NR        130,000       134,739
        New   Mexico   MFA   SFMR,   5.25%   due   7/1/2023   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      1,010,000     1,043,381
        New   Mexico   MFA  SFMR,   5.375%   due   7/1/2023   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      1,350,000     1,413,639
        New   Mexico   MFA   SFMR,   5.50%   due   7/1/2028   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      2,205,000     2,239,883
        New   Mexico   MFA   SFMR,   5.60%   due   7/1/2028   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      1,210,000     1,242,186
        New   Mexico   MFA   SFMR,   5.40%   due   9/1/2029   (Collateralized:
        GNMA/FNMA/FHLMC)                                                           AAA/NR        915,000       945,305
        New Mexico MFA MFR, 1.75% due 9/1/2012  (Villa Alegre; Insured: FHA)       AAA/NR      1,000,000     1,007,710
        New Mexico Severance Tax, 4.00% due 7/1/2016 pre-refunded 7/1/2012         AA/Aa1        500,000       518,665
        New Mexico State University, 5.00% due 4/1/2013 (Insured: AGM)            AA+/Aa2      1,000,000     1,077,510
        Rio Rancho GRT, 5.00% due 6/1/2014 (Insured: Natl-Re/FGIC)                AA-/Aa2        955,000     1,053,461
        Rio Rancho GRT, 5.00% due 6/1/2016 (Insured: Natl-Re/FGIC)                AA-/Aa2        555,000       624,286
        Rio Rancho GRT, 5.00% due 6/1/2022 (Insured: Natl-Re/FGIC)                AA-/Aa2      1,000,000     1,061,130
        Rio Rancho  Public School  District GO, 3.00% due 8/1/2012  (State Aid
        Withholding)                                                               NR/Aa1      1,240,000     1,275,352
        Rio Rancho  Public School  District GO, 4.00% due 8/1/2013  (State Aid
        Withholding)                                                               NR/Aa1      1,210,000     1,294,131
        Rio Rancho  Public School  District GO, 4.00% due 8/1/2014  (State Aid
        Withholding)                                                               NR/Aa1      1,715,000     1,871,785
        San Juan County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
        5/15/2014                                                                  NR/Aa3        400,000       417,140
        San Juan County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
        5/15/2022                                                                  NR/Aa3      1,725,000     1,766,210
        San Juan County GRT, 5.00% due 6/15/2014 (Insured: Natl-Re)                A+/Aa3      1,225,000     1,349,387
        Sandoval County Incentive Payment, 4.00% due 6/1/2015 (Intel Corp.)        A+/NR         815,000       843,199
        Sandoval County Incentive Payment, 5.00% due 6/1/2020 (Intel Corp.)        A+/NR       6,390,000     6,800,685
        Sandoval County Landfill Improvement, 5.50% due 8/15/2015                 NR/Baa2      1,420,000     1,492,889
        Sandoval County Landfill Improvement, 5.75% due 8/15/2018                 NR/Baa2      1,335,000     1,382,446
        Santa Fe County, 5.50% due 5/15/2015 (El Castillo Retirement)             BBB-/NR        771,000       771,617
        Santa Fe County, 5.80% due 5/15/2018 (El Castillo Retirement)             BBB-/NR      1,835,000     1,835,440
        Santa Fe County, 5.625% due 5/15/2025 (El Castillo Retirement)            BBB-/NR      1,250,000     1,146,613
        Santa  Fe  County,   7.25%  due  7/1/2029  (Rancho  Viejo  Improvement
        District)                                                                  NR/NR         820,000       783,223
        Santa Fe County  Charter School  Foundation,  6.50% due 1/15/2026 (ATC
        Foundation)                                                                NR/NR         960,000       887,798
        Santa Fe County Charter School  Foundation,  6.625% due 1/15/2036 (ATC
        Foundation)                                                                NR/NR       1,030,000       906,822
        Santa Fe County  Correctional  Systems,  5.00% due 2/1/2018  (Insured:
        AGM)                                                                      AA+/Aa3      1,000,000     1,110,920
        Santa Fe County  Correctional  Systems,  6.00% due 2/1/2027  (Insured:
        AGM)                                                                      AA+/Aa3      1,520,000     1,759,962
        Santa Fe County GRT, 5.00% due 6/1/2025                                   AA+/Aa1      1,400,000     1,498,350
        Santa Fe County GRT, 5.00% due 6/1/2026                                   AA+/Aa1      1,535,000     1,634,575
        Santa Fe  Educational  Facilities,  5.40%  due  3/1/2017  (St.  John's
        College)                                                                  BBB+/NR        870,000       870,914
        Santa Fe GRT,  5.25%  due  6/1/2014  pre-refunded  6/1/2012  (Insured:
        AMBAC)                                                                    AA+/Aa3      1,025,000     1,071,996
        Taos County GRT, 4.75% due 10/1/2012 (ETM)                                 NR/A3       1,500,000     1,580,670
        University of New Mexico, 5.25% due 6/1/2013                               AA/Aa2        665,000       692,325
        University of New Mexico, 5.25% due 6/1/2014                               AA/Aa2        335,000       348,310
        University of New Mexico, 5.00% due 6/1/2015 (Insured: AMBAC)              AA/Aa2      1,590,000     1,813,618
        University of New Mexico, 5.25% due 6/1/2015                               AA/Aa2      1,195,000     1,286,167
        University of New Mexico, 5.25% due 6/1/2016                               AA/Aa2        645,000       669,355
        University of New Mexico, 5.25% due 6/1/2017                               AA/Aa2      1,730,000     1,795,325
        University of New Mexico, 5.25% due 6/1/2018                               AA/Aa2      1,825,000     1,890,317
        University of New Mexico, 5.25% due 6/1/2018                               AA/Aa2      1,200,000     1,291,548
        University of New Mexico, 5.25% due 6/1/2021                               AA/Aa2      1,000,000     1,034,170
        University of New Mexico, 6.00% due 6/1/2021                               AA/Aa2        610,000       725,046
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2016
        (Insured: AGM/FHA)                                                        AA+/Aa3      2,920,000     3,151,994
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2017
        (Insured: AGM/FHA)                                                        AA+/Aa3      2,000,000     2,143,180
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2018
        (Insured: AGM/FHA)                                                        AA+/Aa3      2,000,000     2,122,900
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2019
        (Insured: AGM/FHA)                                                        AA+/Aa3      3,000,000     3,156,960
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  7/1/2019
        (Insured: AGM/FHA)                                                        AA+/Aa3      3,000,000     3,150,360
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2020
        (Insured: AGM/FHA)                                                        AA+/Aa3      2,310,000     2,416,006
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  7/1/2020
        (Insured: AGM/FHA)                                                        AA+/Aa3        500,000       522,000
        Ventana  West Public  Improvement  District  Special  Tax,  6.625% due
        8/1/2023                                                                   NR/NR       2,000,000     1,918,920
        Virgin Islands Public Finance Authority, 6.625% due 10/1/2029             NR/Baa3      2,500,000     2,612,975

TOTAL INVESTMENTS -- 93.09%(Cost $209,373,194)                                                           $ 218,610,818

OTHER ASSETS LESS LIABILITIES -- 6.91%                                                                      16,227,378

NET ASSETS -- 100.00%                                                                                    $ 234,838,196

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
GRT        Gross Receipts Tax
IDRB       Industrial Development Revenue Bond
LOC        Letter of Credit
MFA        Mortgage Finance Authority
Mtg        Mortgage
MFR        Multi-Family Revenue
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Radian     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

   Municipal Bonds                     $   218,610,818    $            --       $    218,610,818   $           --

Total Investments in Securities        $   218,610,818    $            --       $    218,610,818   $           --

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between levels during the period ended June 30, 2011.

Thornburg New York Intermediate Municipal Fund                                              June 30, 2011 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount

        New York City Health & Hospital Corp. GO, 5.00% due 2/15/2025              A+/Aa3    $ 1,000,000  $  1,039,710
        Amherst Development Corp., 5.00% due 10/1/2020  (University at Buffalo
        Foundation Facility-Student Housing; Insured: AGM)                        AA+/Aa3      1,000,000     1,088,910
        Amherst IDA Civic Facility, 5.75% due 4/1/2015 (Insured: ACA)              NR/NR         465,000       475,100
        Brookhaven  IDA  Civic  Facility  Revenue,  4.25%  due  11/1/2037  put
        11/1/2011 (LOC: North Fork Bank)                                          BBB+/NR      1,760,000     1,761,725
        Dutchess County IDA, 5.00% due 8/1/2021 (Bard College)                    NR/Baa1      1,100,000     1,166,792
        Erie  County  IDA  School  Facilities  Revenue,   5.25%  due  5/1/2025
        (Buffalo City School District)                                            AA-/Aa3      1,000,000     1,073,580
        Guam Government Ltd. Obligation Revenue, 5.375% due 12/1/2024             BBB-/NR      1,000,000     1,000,760
        Long Island Power Authority, 5.25% due 9/1/2029                            NR/A3         545,000       585,477
        Nassau County IDA, 4.75% due 3/1/2026 (NY Institute of Technology)        BBB+/NR      1,000,000       990,560
        New York City GO, 5.00% due 8/1/2025                                       AA/Aa2        400,000       425,360
        New  York  City  Metropolitan   Transportation  Authority,  6.25%  due
        11/15/2023                                                                  A/A2       1,000,000     1,152,210
        New York City Municipal Water Finance  Authority,  5.75% due 6/15/2013
        (Insured: Natl-Re) (ETM)                                                   AAA/A2      1,000,000     1,044,540
        New York City  Subseries E5 GO, 0.03% due 8/1/2015 put 7/1/2011  (LOC:
        JPMorgan Chase Bank) (daily demand notes)                                 AAA/Aa1      1,100,000     1,100,000
        New York City  Transitional  Finance  Authority,  5.25%  due  8/1/2016
        pre-refunded 8/1/2012 (Insured: AMBAC)                                    AA+/Aaa        135,000       142,271
        New York City  Transitional  Finance  Authority,  5.00% due  1/15/2020
        (State Aid Withholding)                                                   AA-/Aa3      1,000,000     1,116,700
        New York City Transitional Finance Authority, 5.00% due 11/1/2020         AAA/Aaa      1,000,000     1,113,990
        New York Convention  Center  Development  Corp.  Hotel Unit Fee, 5.00%
        due 11/15/2017 (Insured: AMBAC)                                            NR/A1       1,000,000     1,090,830
        New York Dormitory Authority,  5.25% due 7/1/2011 (D'Youville College;
        Insured: Radian)                                                           NR/NR         370,000       370,037
        New York  Dormitory  Authority,  5.00% due  2/15/2015  (Mental  Health
        Services; Insured: AMBAC)                                                  AA-/NR      1,000,000     1,120,580
        New York  Dormitory  Authority,  5.00% due 7/1/2016  (Bishop  Henry B.
        Hucles Nursing Home; Insured: SONYMA)                                      NR/Aa1        600,000       688,830
        New York Dormitory  Authority,  5.00% due 10/1/2018  (School  District
        Revenue; Insured: AGM)                                                    AA+/Aa3      1,000,000     1,114,270
        New  York  Dormitory  Authority,   5.50%  due  2/15/2019  pre-refunded
        8/15/2011 (Mental Health Services; Insured: Natl-Re)                       AA-/NR        585,000       588,878
        New  York  Dormitory  Authority,  5.50%  due  7/1/2019  (Brooklyn  Law
        School; Insured: Radian)                                                 BBB+/Baa1     1,400,000     1,466,010
        New  York  Dormitory  Authority,  6.10%  due  7/1/2019  (Ryan  Clinton
        Community Health Center; Insured: SONYMA)                                  NR/Aa1        925,000       933,242
        New  York  Dormitory   Authority,   5.25%  due  7/1/2022  (St.  John's
        University; Insured: Natl-Re)                                              A-/A3       1,000,000     1,119,840
        New York Dormitory  Authority,  5.00% due 1/15/2023  (Municipal Health
        Facilities)                                                               AA-/Aa3      1,000,000     1,061,000
        New York  Dormitory  Authority,  5.00% due 7/1/2024  (Bishop  Henry B.
        Hucles Nursing Home; Insured: SONYMA)                                      NR/Aa1      1,000,000     1,049,330
        New  York  Dormitory  Authority,  5.25%  due  7/1/2027  (Health  Quest
        Systems; Insured: AGM)                                                    AA+/Aa3        500,000       514,240
        New York  Dormitory  Authority,  5.25% due 5/1/2030  (North Shore Long
        Island Jewish Medical)                                                    A-/Baa1      1,000,000     1,011,450
        New York Dormitory Authority Personal Income Tax, 5.50% due 3/15/2012     AAA/Aa2      1,000,000     1,037,300
        New York Dormitory  Authority Personal Income Tax, 5.00% due 3/15/2019
        (Insured: AGM)                                                            AAA/Aa3      1,000,000     1,106,300
        New York Environmental  Facilities Corp.,  6.875% due 6/15/2014 (State
        Revolving Fund)                                                           AAA/Aaa        310,000       311,677
        New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc.)      NR/Aa3      1,175,000     1,297,212
        New York State Thruway  Authority  Highway & Bridge Trust Fund,  5.00%
        due 4/1/2022                                                               AA/NR       1,000,000     1,089,270
        New York State Urban Development Corp., 5.25% due 1/1/2021                 AA-/NR      1,000,000     1,125,830
        Oneida County IDA, 6.10% due 6/1/2020  (Presbyterian  Home for Central
        NY; LOC: HSBC Bank USA)                                                    NR/Aa3        450,000       451,048
        Onondaga  Civic  Development  Corp.,  5.00%  due  7/1/2021  (Le  Moyne
        College Project)                                                          NR/Baa2      1,000,000     1,039,300
        Port  Authority New York & New Jersey,  5.00% due 8/15/2022  (Insured:
        AGM)                                                                      AA+/Aa2      1,000,000     1,086,430
        Syracuse Industrial  Development Agency,  5.25% due 5/1/2026 (Syracuse
        City School District)                                                     AA-/Aa3      2,150,000     2,315,872
        Tobacco Settlement Funding Corp., 5.50% due 6/1/2021                      AA-/Aa3      1,000,000     1,057,600
        Triborough Bridge & Tunnel Authority, 5.00% due 11/15/2025                AA-/Aa2      1,410,000     1,498,379
        United Nations Development Corp., 5.00% due 7/1/2025                       NR/A1         710,000       755,213
        Utica IDA, 5.375% due 7/15/2019 (Munson Williams Proctor Institute)        NR/A1         525,000       526,806
        Utica  IDA  Civic  Facility,  5.25%  due  7/15/2016  (Munson  Williams
        Proctor Institute)                                                         NR/A1         210,000       212,923
        Virgin Islands Water & Power Authority, 5.50% due 7/1/2017                NR/Baa3      1,350,000     1,352,106

TOTAL INVESTMENTS -- 94.64%(Cost $41,901,976)                                                             $ 43,669,488

OTHER ASSETS LESS LIABILITIES -- 5.36%                                                                       2,472,266

NET ASSETS -- 100.00%                                                                                     $ 46,141,754

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
GO         General Obligation
IDA        Industrial Development Authority
LOC        Letter of Credit
Natl-Re    Insured by National Public Finance Guarantee Corp.
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

   Municipal Bonds                     $    43,669,488    $             --      $   43,669,488     $           --

Total Investments in Securities        $    43,669,488    $             --      $   43,669,488     $           --

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between levels during the period ended June 30, 2011.

Thornburg Limited Term U.S. Government Fund                                                 June 30, 2011 Unaudited
                                                                                          Shares/
                                                                                    Principal Amount           Value
            U.S. TREASURY SECURITIES -- 10.25%
             United States Treasury Notes, 4.625%, 10/31/2011                       $   2,000,000       $    2,030,312
             United States Treasury Notes, 4.875%, 6/30/2012                            4,000,000            4,184,922
             United States Treasury Notes, 2.625%, 2/29/2016                            2,000,000            2,093,438
             United States Treasury Notes, 4.875%, 8/15/2016                            5,000,000            5,764,844
             United States Treasury Notes, 4.625%, 2/15/2017                            4,000,000            4,564,219
  a          United States Treasury Notes, 2.25%, 11/30/2017                            3,500,000            3,490,293
             United States Treasury Notes, 3.625%, 2/15/2020                            1,000,000            1,058,008
             United States Treasury Notes Inflationary Index, 2.00%, 7/15/2014          2,385,800            2,605,159
             United States Treasury Notes Inflationary Index, 1.875%, 7/15/2015         4,624,080            5,102,870
             United States Treasury Notes Inflationary Index, 2.00%, 1/15/2016          5,664,550            6,302,648

            TOTAL U.S. TREASURY SECURITIES (Cost $34,386,406)                                               37,196,713

            U.S. GOVERNMENT AGENCIES -- 22.48%
             EJM Airport LLC GSA Lease Revenue Bond, 6.271%, 5/15/2020                  2,404,816            2,665,859
             Federal Agricultural Mtg Corp., 6.71%, 7/28/2014                             200,000              230,491
             Federal Farm Credit Bank, 6.06%, 5/28/2013                                   240,000              265,520
             Federal Farm Credit Bank, 3.98%, 1/22/2015                                 1,000,000            1,089,294
             Federal Home Loan Bank, 5.375%, 6/13/2014                                  2,000,000            2,248,284
             Federal Home Loan Bank, 5.00%, 12/8/2017                                   3,000,000            3,439,748
             Federal Home Loan Bank, 2.25%, 3/26/2018                                   3,000,000            3,058,330
             Federal Home Loan Bank, 2.00%, 2/9/2021                                    3,000,000            3,003,369
             Federal Home Loan Bank, 3.00%, 3/23/2021                                   2,950,000            2,966,166
             Federal Home Loan Mtg Corp., 4.50%, 1/15/2015                              5,000,000            5,551,852
             Federal Home Loan Mtg Corp., 4.875%, 6/13/2018                             3,000,000            3,406,665
             Federal National Mtg Assoc., 4.40%, 2/19/2015                              1,585,000            1,752,624
             Federal National Mtg Assoc., 2.00%, 3/26/2015                              3,000,000            3,048,196
             New Valley Generation I, Tennessee Valley Authority, 7.299%, 3/15/2019     3,069,642            3,614,653
  b          Overseas Private Investment Corp., 4.10%, 11/15/2014                         878,400              926,712
             Private Export Funding Corp., 5.685%, 5/15/2012                            5,000,000            5,233,660
             Private Export Funding Corp., 4.974%, 8/15/2013                            2,700,000            2,949,647
             Private Export Funding Corp., 5.45%, 9/15/2017                             3,000,000            3,490,845
             Small  Business  Administration  Participation  Certificates,   Series
             2001-20D Class 1, 6.35%, 4/1/2021                                          4,751,914            5,235,577
             Small  Business  Administration  Participation  Certificates,   Series
             2002-20A Class 1, 6.14%, 1/1/2022                                          2,165,175            2,382,203
             Small  Business  Administration  Participation  Certificates,   Series
             2002-20K Class 1, 5.08%, 11/1/2022                                         1,850,147            1,984,510
             Small  Business  Administration  Participation  Certificates,   Series
             2005-20H Class 1, 5.11%, 8/1/2025                                          1,094,313            1,178,745
             Small  Business  Administration  Participation  Certificates,   Series
             2007-20D Class 1, 5.32%, 4/1/2027                                          1,923,965            2,085,583
             Small  Business  Administration  Participation  Certificates,   Series
             2007-20F Class 1, 5.71%, 6/1/2027                                          1,066,292            1,163,553
             Small  Business  Administration  Participation  Certificates,   Series
             2007-20I Class 1, 5.56%, 9/1/2027                                          3,721,061            4,090,881
             Small  Business  Administration  Participation  Certificates,   Series
             2007-20K Class 1, 5.51%, 11/1/2027                                         2,078,316            2,278,088
             Small  Business  Administration  Participation  Certificates,   Series
             2008-20G Class 1, 5.87%, 7/1/2028                                          5,586,460            6,182,353
             Tennessee Valley Authority, 4.75%, 8/1/2013                                3,000,000            3,254,995
  b,c        U.S.  Department  of  Transportation  Headquarters,  Series 2004 Class
             A-2, 5.594%, 12/7/2021                                                     2,620,591            2,804,032

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $78,130,605)                                               81,582,435

            MORTGAGE BACKED -- 57.33%
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  1321  Class  TE,  7.00%,
             8/15/2022                                                                    458,444              509,674
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2420  Class  MC,  6.00%,
             2/15/2017                                                                    611,922              666,964
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2509  Class  TV,  5.50%,
             4/15/2022                                                                  2,254,402            2,360,851
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2527  Class  BP,  5.00%,
             11/15/2017                                                                 1,630,018            1,755,347
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2529  Class  MB,  5.00%,
             11/15/2017                                                                 1,480,739            1,600,216
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2553  Class  GB,  5.00%,
             1/15/2018                                                                  1,000,000            1,084,812
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2558  Class  BD,  5.00%,
             1/15/2018                                                                  4,185,535            4,588,660
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2622  Class  PE,  4.50%,
             5/15/2018                                                                  2,500,000            2,678,261
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2628  Class  DQ,  3.00%,
             11/15/2017                                                                   300,971              308,902
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2641  Class  WE,  4.50%,
             1/15/2033                                                                    486,399              519,057
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2642  Class  JE,  5.00%,
             9/15/2032                                                                  2,000,000            2,182,757
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2649  Class  QH,  4.50%,
             7/15/2018                                                                  1,000,000            1,080,966
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2692  Class  QD,  5.00%,
             12/15/2022                                                                 2,575,000            2,774,171
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2731  Class  Vl,  5.50%,
             12/15/2014                                                                 1,702,601            1,830,323
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2770  Class  UD,  4.50%,
             5/15/2017                                                                  1,897,534            1,962,318
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2808  Class  VA,  5.50%,
             5/15/2015                                                                  5,028,654            5,439,406
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2814  Class  GB,  5.00%,
             6/15/2019                                                                    594,028              625,492
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2825  Class  VP,  5.50%,
             6/15/2015                                                                  3,432,501            3,716,003
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  2827  Class  BU,  3.50%,
             7/15/2019                                                                  2,500,000            2,611,894
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3020  Class  VA,  5.50%,
             11/15/2014                                                                   853,261              900,325
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3067  Class  PJ,  5.50%,
             7/15/2031                                                                  3,000,000            3,144,817
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3068  Class  VA,  5.50%,
             10/15/2016                                                                 1,053,815            1,067,809
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3178  Class  MC,  6.00%,
             4/15/2032                                                                  4,798,419            4,914,117
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3184  Class  PC,  5.50%,
             8/15/2032                                                                  3,927,686            4,029,594
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3187  Class  LA,  5.50%,
             4/15/2031                                                                    483,330              489,446
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3192  Class  GB,  6.00%,
             1/15/2031                                                                    249,569              249,906
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3271  Class  LU,  5.50%,
             1/15/2018                                                                  2,195,387            2,353,655
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3319  Class  PA,  5.50%,
             8/15/2030                                                                    281,616              286,877
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3320  Class  TC,  5.50%,
             10/15/2032                                                                 2,000,000            2,083,168
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3331  Class  PB,  6.00%,
             1/15/2031                                                                  2,000,000            2,086,824
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3351  Class  PK,  5.50%,
             1/15/2032                                                                  2,102,944            2,173,392
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3456  Class  KV,  5.50%,
             9/15/2017                                                                  2,184,141            2,358,620
             Federal  Home Loan Mtg  Corp.,  CMO  Series  3477,  Class  VA,  5.50%,
             7/15/2019                                                                  3,971,998            4,379,279
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3480  Class  VA,  6.00%,
             6/15/2019                                                                  2,391,034            2,675,153
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3563  Class  BC,  4.00%,
             6/15/2022                                                                  1,034,411            1,084,845
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3589  Class  CA,  4.00%,
             10/15/2021                                                                 1,546,559            1,635,307
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3640  Class  EL,  4.00%,
             3/15/2020                                                                  3,116,315            3,288,599
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3678  Class  AL,  4.50%,
             10/15/2027                                                                 2,398,485            2,553,036
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  3704  Class  DC,  4.00%,
             11/15/2036                                                                 1,037,569            1,080,334
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  R003  Class  VA,  5.50%,
             8/15/2016                                                                    970,439            1,040,215
             Federal  Home  Loan Mtg  Corp.,  CMO  Series  R012  Class  AB,  5.50%,
             12/15/2020                                                                   833,925              864,583
             Federal Home Loan Mtg Corp., Pool 1N1736, 5.355%, 4/1/2037                   484,688              515,659
             Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019                    904,477              941,080
             Federal Home Loan Mtg Corp., Pool C90041, 6.50%, 11/1/2013                     6,351                6,653
             Federal Home Loan Mtg Corp., Pool D37120, 7.00%, 7/1/2023                     13,723               15,571
             Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018                  2,717,051            2,895,725
             Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020                    683,312              721,801
             Federal Home Loan Mtg Corp., Pool G13517, 4.00%, 5/1/2024                  2,008,077            2,098,597
             Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024                 3,601,869            3,813,760
             Federal  Home Loan Mtg  Corp.,  REMIC  Series  3626  Class AV,  5.50%,
             10/15/2020                                                                 2,698,130            2,911,783
             Federal  National  Mtg  Assoc.,  CMO Series  1993-32  Class H,  6.00%,
             3/25/2023                                                                     53,512               59,484
             Federal  National  Mtg Assoc.,  CMO Series  2002-18  Class PC,  5.50%,
             4/25/2017                                                                    625,135              651,003
             Federal  National  Mtg Assoc.,  CMO Series  2003-15  Class CY,  5.00%,
             3/25/2018                                                                    983,048            1,057,376
             Federal  National  Mtg  Assoc.,  CMO Series  2003-4  Class PE,  5.00%,
             2/25/2018                                                                  2,146,264            2,321,529
             Federal  National  Mtg Assoc.,  CMO Series  2003-49  Class YD,  5.50%,
             6/25/2023                                                                    945,167            1,021,501
             Federal  National  Mtg Assoc.,  CMO Series  2003-66  Class PA,  3.50%,
             2/25/2033                                                                    410,970              428,654
             Federal  National  Mtg Assoc.,  CMO Series  2003-89  Class XC,  6.00%,
             9/25/2014                                                                    835,030              882,544
             Federal  National  Mtg  Assoc.,  CMO Series  2003-9  Class DB,  5.00%,
             2/25/2018                                                                  1,000,000            1,081,676
             Federal  National  Mtg Assoc.,  CMO Series  2003-92  Class KH,  5.00%,
             3/25/2032                                                                  2,000,000            2,157,865
             Federal  National  Mtg  Assoc.,  CMO Series  2004-2  Class QL,  4.00%,
             2/25/2019                                                                  2,000,000            2,129,033
             Federal  National  Mtg Assoc.,  CMO Series  2004-33  Class MW,  4.50%,
             1/25/2030                                                                  2,897,000            3,076,004
             Federal  National  Mtg Assoc.,  CMO Series  2004-35  Class CA,  4.00%,
             12/25/2017                                                                   557,955              574,198
             Federal  National  Mtg  Assoc.,  CMO Series  2005-26  Class G,  5.00%,
             6/25/2032                                                                  2,033,054            2,178,448
             Federal  National  Mtg Assoc.,  CMO Series  2005-99  Class VA,  5.50%,
             11/25/2016                                                                 1,315,119            1,444,874
             Federal  National Mtg Assoc.,  CMO Series  2006-121  Class VA,  5.50%,
             3/25/2017                                                                    928,075            1,002,792
             Federal  National  Mtg Assoc.,  CMO Series  2007-60  Class VA,  6.00%,
             12/25/2017                                                                 3,422,066            3,695,793
             Federal  National  Mtg Assoc.,  CMO Series  2007-65  Class PB,  6.00%,
             10/25/2032                                                                 2,916,000            3,021,639
             Federal  National  Mtg Assoc.,  CMO Series  2007-79  Class MB,  5.50%,
             12/25/2030                                                                 1,000,000            1,033,829
             Federal  National  Mtg Assoc.,  CMO Series  2008-54  Class EA,  5.00%,
             7/25/2019                                                                  2,332,813            2,537,417
             Federal  National  Mtg Assoc.,  CMO Series  2008-77  Class VA,  6.00%,
             7/25/2019                                                                  3,222,440            3,592,131
             Federal  National Mtg Assoc.,  CMO Series  2009-111  Class VB,  4.50%,
             2/25/2021                                                                  1,782,337            1,922,040
             Federal  National Mtg Assoc.,  CMO Series  2009-17  Class AH,  3.102%,
             3/25/2039                                                                  2,270,836            2,008,356
             Federal  National  Mtg Assoc.,  CMO Series  2009-49  Class KA,  5.00%,
             2/25/2024                                                                    765,980              823,212
             Federal  National  Mtg Assoc.,  CMO Series  2009-52  Class AJ,  4.00%,
             7/25/2024                                                                  1,742,872            1,840,100
             Federal  National  Mtg Assoc.,  CMO Series  2009-70  Class NK,  4.50%,
             8/25/2019                                                                  1,154,554            1,227,030
             Federal  National  Mtg  Assoc.,  CMO Series  2009-78  Class A,  4.50%,
             8/25/2019                                                                  1,637,836            1,741,524
             Federal  National  Mtg Assoc.,  CMO Series  2010-46  Class VM,  5.00%,
             5/25/2021                                                                  2,752,397            3,025,113
             Federal  National  Mtg  Assoc.,  CMO Series  2010-6  Class VA,  5.00%,
             2/25/2021                                                                  3,092,612            3,399,899
             Federal  National  Mtg Assoc.,  CMO Series  2010-69  Class EJ,  2.50%,
             7/25/2024                                                                  3,359,335            3,442,627
             Federal National Mtg Assoc., Pool 044003, 8.00%, 6/1/2017                     11,867               13,126
             Federal National Mtg Assoc., Pool 050811, 7.50%, 12/1/2012                     5,043                5,210
             Federal National Mtg Assoc., Pool 050832, 7.50%, 6/1/2013                      3,171                3,288
             Federal National Mtg Assoc., Pool 076388, 9.25%, 9/1/2018                     44,844               49,914
             Federal National Mtg Assoc., Pool 190555, 7.00%, 1/1/2014                      6,749                7,119
             Federal National Mtg Assoc., Pool 251759, 6.00%, 5/1/2013                      8,995                9,816
             Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022                     82,624               93,407
             Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024                    161,087              181,937
             Federal National Mtg Assoc., Pool 384243, 6.10%, 10/1/2011                   565,001              568,332
             Federal National Mtg Assoc., Pool 406384, 8.25%, 12/1/2024                    58,319               64,341
             Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018                     42,377               46,993
             Federal National Mtg Assoc., Pool 555207, 7.00%, 11/1/2017                    14,197               16,175
             Federal National Mtg Assoc., Pool 726308, 4.00%, 7/1/2018                  1,409,890            1,487,742
             Federal National Mtg Assoc., Pool 889906, 4.00%, 7/1/2023                  1,525,539            1,599,314
             Federal National Mtg Assoc., Pool 895572, 5.288%, 6/1/2036                   912,749              958,887
             Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019                  2,582,829            2,755,959
  d          Federal National Mtg Assoc., Pool AA2870, 4.00%, 3/1/2024                  2,984,127            3,120,977
             Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025                  2,855,545            2,988,284
             Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019                  1,992,619            2,102,681
             Federal National Mtg Assoc., Pool MA0071, 4.50%, 5/1/2019                  1,517,602            1,619,329
             Federal National Mtg Assoc., Pool MA0125, 4.50%, 7/1/2019                    959,951            1,024,297
             Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020                  2,378,837            2,510,231
             Federal  National  Mtg Assoc.,  REMIC Series  2002-59  Class B, 5.50%,
             9/25/2017                                                                  1,021,797            1,103,071
             Federal  National Mtg Assoc.,  REMIC Series  2006-B1  Class AB, 6.00%,
             6/25/2016                                                                    364,705              369,697
             Government  National Mtg Assoc.,  CMO Series  2008-56 Class CH, 5.00%,
             5/20/2035                                                                  2,142,050            2,173,355
             Government  National Mtg Assoc.,  CMO Series  2009-92 Class VA, 5.00%,
             10/20/2020                                                                 1,386,431            1,523,196
             Government National Mtg Assoc., Pool 000623, 8.00%, 9/20/2016                 17,193               18,809
             Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019                862,398              940,890
             Government National Mtg Assoc., Pool 453928, 7.00%, 7/15/2017                 16,224               17,566
             Government National Mtg Assoc., Pool 714631, 5.691%, 10/20/2059            2,154,755            2,356,958
             Government National Mtg Assoc., Pool 721652, 5.044%, 5/20/2061             4,016,795            4,334,690
             Government National Mtg Assoc., Pool 731491, 5.156%, 12/20/2060            4,244,102            4,624,015
             Government National Mtg Assoc., Pool 751388, 5.307%, 1/20/2061             3,516,837            3,847,542
             Government National Mtg Assoc., Pool 751392, 5.00%, 2/20/2061              5,529,933            5,928,955
             Government National Mtg Assoc., Pool 757313, 4.307%, 12/20/2060            5,831,356            6,179,297
             Government National Mtg Assoc., Pool 780448, 6.50%, 8/15/2011                     41                   41
             Government National Mtg Assoc., Pool 894205, 4.00%, 8/20/2039              2,952,132            3,111,377

            TOTAL MORTGAGE BACKED (Cost $203,437,541)                                                      208,091,113

TOTAL INVESTMENTS -- 90.06% (Cost $315,954,552)                                                         $  326,870,261

OTHER ASSETS LESS LIABILITIES -- 9.94%                                                                      36,092,369

NET ASSETS -- 100.00%                                                                                   $  362,962,630

Footnote Legend
a   Segregated as collateral for a when-issued security.
b Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, the aggregate value of these securities in the Fund's portfolio was $2,804,032, representing 0.77% of the Fund's net assets.
d   When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO        Collateralized Mortgage Obligation
Mtg        Mortgage
REMIC      Real Estate Mortgage Investment Conduit
VA         Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by a Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    U.S. Treasury Securities           $     37,196,713   $    37,196,713       $          --      $           --
    U.S. Government Agencies                 81,582,435                --           77,851,691          3,730,744
    Mortgage Backed                         208,091,113                --          208,091,113                 --

Total Investments in Securities        $    326,870,261   $    37,196,713       $  285,942,804     $    3,730,744

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2011, is as follows:

                  Beginning                                    Net        Net Unrealized    Net Transfers       Ending
                   Balance        Gross         Gross        Realized     Appreciation/      in/(out) of        Balance
                  9/30/2010     Purchases       Sales      Gain/(Loss)    (Depreciation)     Level 3 (b)      6/30/2011 (a)
Investments in
Securities      $ 7,171,456    $       --   $ (314,701)   $    (1,283)   $     (136,371)   $  (2,988,357)   $  3,730,744

(a) Level 3 Securities represent 1.03% of Total Net Assets at the period ended June 30, 2011.

(b) Net transfers out of Level 3 were to Level 2, and were due to changes in other significant observable inputs existing during the period ended June 30, 2011. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

Thornburg Limited Term Income Fund                                                          June 30, 2011 Unaudited
                                                                              Credit Rating+    Principal      Value
                                                                               S&P/Moody's       Amount
           U.S. TREASURY SECURITIES -- 1.46%
               United States Treasury Notes, 1.00% due 4/30/2012                   NR/NR      $ 2,500,000  $  2,516,748
               United States Treasury Notes, 1.75% due 4/15/2013                   NR/NR        2,500,000     2,559,082
               United States Treasury Notes, 2.50% due 3/31/2015                   NR/NR        6,500,000     6,819,668
               United States Treasury Notes, 5.125% due 5/15/2016                  NR/NR        1,000,000     1,162,305
               United States Treasury Notes, 4.875% due 8/15/2016                  NR/NR        2,000,000     2,305,937
               United States Treasury Notes, 3.00% due 2/28/2017                   NR/NR        2,000,000     2,104,688

           TOTAL U.S. TREASURY SECURITIES (Cost $16,589,330)                                                 17,468,428

           U.S. GOVERNMENT AGENCIES -- 3.10%
               Agfirst Farm Credit Bank, 8.393% due 12/15/2016                      A/NR        5,000,000     5,175,000
      a        Agribank FCB, 9.125% due 7/15/2019                                   A/NR        8,060,000    10,019,225
               EJM Airport  LLC GSA Lease  Revenue  Bond,  6.271% due 5/15/2020
               (Guaranty: United States of America)                                NR/NR        6,012,041     6,664,648
               Federal National Mtg Assoc., 7.491% due 8/1/2014                   AAA/Aaa          16,397        16,397
               Federal National Mtg Assoc., 2.00% due 3/26/2015                   AAA/Aaa       3,000,000     3,048,196
               Private Export Funding Corp., 5.45% due 9/15/2017                  AA+/Aaa       3,000,000     3,490,845
               Small    Business     Administration     Participation
               Certificates,  Series  2001-20J  Class  1,  5.76%  due
               10/1/2021                                                           NR/NR        2,007,073     2,170,274
               Small    Business     Administration     Participation
               Certificates,  Series  2008-20D  Class  1,  5.37%  due
               4/1/2028                                                            NR/NR        2,973,956     3,246,285
               Small Business Administration,  Series 2005-P10A Class
               1, 4.638% due 2/10/2015                                             NR/NR          700,642       745,853
               U.S.   Department  of   Transportation   Headquarters,
    a,b        Series 2004 Class A-2, 5.594% due 12/7/2021                         NR/NR        2,402,209     2,570,363

           TOTAL U.S. GOVERNMENT AGENCIES (Cost $35,152,140)                                                 37,147,086

           OTHER GOVERNMENT -- 2.54%
    a,c        Emirate of Abu Dhabi, 5.50% due 4/8/2014                            AA/Aa2       1,000,000     1,100,000
      c        Export-Import Bank of Korea, 8.125% due 1/21/2014                    A/A1        1,250,000     1,428,907
      c        Export-Import Bank of Korea, 5.875% due 1/14/2015                    A/A1        3,000,000     3,289,707
    b,c        Government of Aruba, 6.80% due 4/2/2014                             A-/NR        5,616,000     5,995,080
    a,c        Government of Bermuda, 5.603% due 7/20/2020                         AA/Aa2       3,000,000     3,301,950
               Northern Rock Asset  Management,  5.625% due 6/22/2017
               (Guaranty:  Northern  Rock Covered Bond,  LLP,  United
    a,c        Kingdom)                                                           AAA/Aaa      10,000,000    10,522,310
      c        Province of Nova Scotia Canada, 5.75% due 2/27/2012                 A+/Aa2         500,000       517,389
      c        Province of Ontario Canada, 4.10% due 6/16/2014                    AA-/Aa1       4,000,000     4,336,490

           TOTAL OTHER GOVERNMENT (Cost $29,337,268)                                                         30,491,833

           MORTGAGE BACKED -- 12.87%
               DBUBS  Mortgage Trust CMO Series  2011-LC1A  Class A1,
               3.742% due 6/1/2017                                                 NR/Aaa       3,475,154     3,562,635
      b        DBUBS  Mortgage  Trust  CMO  Series   2011-LC2A  Class
               A1FL, 1.535% due 7/12/2044                                          NR/NR        1,500,000     1,500,600
               Federal  Home Loan Mtg Corp.,  CMO  Series  2528 Class
               HN, 5.00% due 11/15/2017                                           AAA/Aaa       1,007,418     1,075,500
               Federal  Home Loan Mtg Corp.,  CMO  Series  2627 Class
               GY, 4.50% due 6/15/2018                                            AAA/Aaa       5,000,000     5,315,304
               Federal  Home Loan Mtg Corp.,  CMO  Series  2628 Class
               AB, 4.50% due 6/15/2018                                            AAA/Aaa       1,516,443     1,596,317
               Federal Home Loan Mtg Corp.,  CMO Series 2640 Class G,
               4.50% due 7/15/2018                                                AAA/Aaa       1,970,238     2,066,587
               Federal  Home Loan Mtg Corp.,  CMO  Series  2654 Class
               OG, 5.00% due 2/15/2032                                            AAA/Aaa       1,000,000     1,073,337
               Federal  Home Loan Mtg Corp.,  CMO  Series  2682 Class
               JG, 4.50% due 10/15/2023                                           AAA/Aaa       4,389,407     4,685,296
               Federal  Home Loan Mtg Corp.,  CMO  Series  2778 Class
               JD, 5.00% due 12/15/2032                                           AAA/Aaa       4,000,000     4,302,382
               Federal  Home Loan Mtg Corp.,  CMO  Series  2780 Class
               VJ, 5.00% due 4/15/2015                                            AAA/Aaa       1,027,161     1,083,317
               Federal  Home Loan Mtg Corp.,  CMO  Series  2808 Class
               VA, 5.50% due 5/15/2015                                            AAA/Aaa       2,259,256     2,443,798
               Federal  Home Loan Mtg Corp.,  CMO  Series  2814 Class
               GB, 5.00% due 6/15/2019                                            AAA/Aaa         594,028       625,492
               Federal  Home Loan Mtg Corp.,  CMO  Series  2825 Class
               VP, 5.50% due 6/15/2015                                            AAA/Aaa       2,536,212     2,745,687
               Federal  Home Loan Mtg Corp.,  CMO  Series  2827 Class
               BU, 3.50% due 7/15/2019                                            AAA/Aaa       3,000,000     3,134,273
               Federal  Home Loan Mtg Corp.,  CMO  Series  2943 Class
               BV, 5.00% due 3/15/2016                                            AAA/Aaa       2,442,934     2,643,273
               Federal Home Loan Mtg Corp.,  CMO Series 3083 Class U,
               4.50% due 1/15/2017                                                AAA/Aaa       2,815,438     2,990,166
               Federal  Home Loan Mtg Corp.,  CMO  Series  3138 Class
               PC, 5.50% due 6/15/2032                                            AAA/Aaa       4,869,928     4,990,595
               Federal  Home Loan Mtg Corp.,  CMO  Series  3192 Class
               GB, 6.00% due 1/15/2031                                            AAA/Aaa         499,137       499,812
               Federal  Home Loan Mtg Corp.,  CMO  Series  3195 Class
               PD, 6.50% due 7/15/2036                                             NR/NR        5,300,000     5,930,088
               Federal  Home Loan Mtg Corp.,  CMO  Series  3504 Class
               PC, 4.00% due 1/15/2039                                            AAA/Aaa       1,346,848     1,406,634
               Federal  Home Loan Mtg Corp.,  CMO  Series  3563 Class
               BC, 4.00% due 6/15/2022                                            AAA/Aaa       2,068,822     2,169,690
               Federal  Home Loan Mtg Corp.,  CMO  Series  3589 Class
               CA, 4.00% due 10/15/2021                                           AAA/Aaa       2,319,838     2,452,961
               Federal Home Loan Mtg Corp.,  Pool  P10039,  5.00% due
               4/1/2013                                                           AAA/Aaa         676,592       699,350
               Federal  Home Loan Mtg Corp.,  REMIC Series 3626 Class
               AV, 5.50% due 10/15/2020                                           AAA/Aaa       4,496,884     4,852,972
               Federal  National Mtg Assoc.,  CMO Series 2003-4 Class
               PE, 5.00% due 2/25/2018                                            AAA/Aaa       2,162,845     2,339,463
               Federal National Mtg Assoc.,  CMO Series 2003-74 Class
               KN, 4.50% due 8/25/2018                                            AAA/Aaa       1,107,907     1,165,130
               Federal National Mtg Assoc.,  CMO Series 2003-92 Class
               VG, 5.00% due 9/25/2014                                            AAA/Aaa         681,164       721,470
               Federal National Mtg Assoc.,  CMO Series 2004-33 Class
               MW, 4.50% due 1/25/2030                                            AAA/Aaa       3,000,000     3,185,368
               Federal  National Mtg Assoc.,  CMO Series  2005-35 VG,
               5.00% due 4/25/2016                                                AAA/Aaa       1,073,187     1,146,152
               Federal National Mtg Assoc.,  CMO Series 2005-48 Class
               AR, 5.50% due 2/25/2035                                            AAA/Aaa       1,768,429     1,939,282
               Federal National Mtg Assoc.,  CMO Series 2007-26 Class
               VH, 5.50% due 2/25/2018                                            AAA/Aaa       4,261,706     4,676,183
               Federal National Mtg Assoc.,  CMO Series 2007-42 Class
               PA, 5.50% due 4/25/2037                                            AAA/Aaa       2,914,495     3,141,822
               Federal National Mtg Assoc.,  CMO Series 2007-65 Class
               PB, 6.00% due 10/25/2032                                           AAA/Aaa       3,000,000     3,108,682
               Federal National Mtg Assoc.,  CMO Series 2008-54 Class
               EA, 5.00% due 7/25/2019                                            AAA/Aaa       3,110,417     3,352,768
               Federal National Mtg Assoc.,  CMO Series 2008-55 Class
               VA, 5.00% due 7/25/2019                                            AAA/Aaa       3,887,407     4,197,423
               Federal  National  Mtg  Assoc.,  CMO  Series  2009-111
               Class VB, 4.50% due 2/25/2021                                      AAA/Aaa       1,782,337     1,908,110
               Federal National Mtg Assoc.,  CMO Series 2009-17 Class
               AH, 3.102% due 3/25/2039                                           AAA/Aaa       3,784,727     3,347,259
               Federal National Mtg Assoc.,  CMO Series 2009-49 Class
               KA, 5.00% due 2/25/2024                                            AAA/Aaa       1,787,288     1,920,829
               Federal  National Mtg Assoc.,  CMO Series 2009-5 Class
               A, 4.50% due 12/25/2023                                            AAA/Aaa       5,172,883     5,508,543
               Federal National Mtg Assoc.,  CMO Series 2009-52 Class
               AJ, 4.00% due 7/25/2024                                            AAA/Aaa       2,904,787     3,066,833
               Federal National Mtg Assoc.,  CMO Series 2009-65 Class
               GA, 4.50% due 11/25/2023                                           AAA/Aaa       1,488,072     1,597,157
               Federal National Mtg Assoc.,  CMO Series 2009-70 Class
               NK, 4.50% due 8/25/2019                                            AAA/Aaa       2,886,385     3,088,431
               Federal National Mtg Assoc.,  CMO Series 2009-70 Class
               PA, 5.00% due 8/25/2035                                            AAA/Aaa       2,558,182     2,716,037
               Federal National Mtg Assoc.,  CMO Series 2009-89 Class
               BV, 4.50% due 12/25/2020                                           AAA/Aaa       2,635,856     2,830,406
               Federal  National Mtg Assoc.,  Pool 357384,  4.50% due
               5/1/2018                                                           AAA/Aaa         779,099       829,327
               Federal  National Mtg Assoc.,  Pool 897936,  5.50% due
               8/1/2021                                                           AAA/Aaa       3,393,845     3,683,704
               Government  National  Mtg Assoc.,  CMO Series  2009-35
               Series KV, 4.50% due 6/20/2020                                     AAA/Aaa       4,235,789     4,576,847
               Government  National  Mtg Assoc.,  CMO Series  2009-68
               Class DP, 4.50% due 11/16/2038                                     AAA/Aaa       2,848,618     3,043,332
               Government  National Mtg Assoc.,  Pool  003007,  8.50%
               due 11/20/2015                                                     AAA/Aaa          14,693        16,028
               Government  National Mtg Assoc.,  Pool 714631,  5.691%
               due 10/20/2059                                                     AAA/Aaa       5,817,839     6,363,786
               Government  National Mtg Assoc.,  Pool 721652,  5.044%
               due 5/20/2061                                                      AAA/Aaa       5,856,305     6,319,781
               Government  National Mtg Assoc.,  Pool 731491,  5.156%
               due 12/20/2060                                                     AAA/Aaa       4,064,383     4,428,208
               Government  National Mtg Assoc.,  Pool 751388,  5.307%
               due 1/20/2061                                                      AAA/Aaa       5,526,458     6,046,138
               Government  National Mtg Assoc.,  Pool 827148,  2.375%
               due 2/20/2024                                                      AAA/Aaa          31,663        32,559

           TOTAL MORTGAGE BACKED (Cost $151,727,656)                                                        154,143,124

           ASSET BACKED SECURITIES -- 9.05%
           BANKS -- 0.02%
             Commercial Banks -- 0.02%
               Wells Fargo Asset  Securities  Corp.,  Series 2005-AR2
               Class B1, 2.742% due 2/25/2035                                      B-/C           957,737       158,914
               Wells Fargo Asset  Securities  Corp.,  Series 2005-AR2
               Class B1, 3.506% due 3/25/2035                                      NR/NR        1,035,850       120,029

                                                                                                                278,943
           CONSUMER SERVICES -- 0.42%
             Hotels, Restaurants & Leisure -- 0.42%
               Sonic Capital LLC, 5.438% due 5/20/2041                             NR/NR        4,987,500     5,018,672

                                                                                                              5,018,672
           DIVERSIFIED FINANCIALS -- 8.28%
             Capital Markets -- 4.82%
               AHMAT Mtg Advance Trust,  Series  2010-ADV1  Class A1,
               3.968% due 8/6/2022                                                AAA/NR        2,000,000     2,030,000
               AHMAT  Mtg  Advance  Trust,  Series  SART-1  Class A2,
               3.37% due 5/10/2043                                                AAA/Aaa       5,000,000     5,020,500
               Arran  Residential  Mtgs Funding plc,  Series  2011-1A
               Class A2C, 1.787% due 11/19/2047                                    NR/Aaa       5,000,000     5,003,699
               Banc of America  Mtg  Securities,  Inc.,  Series  2005 A
               Class B1 Floating Rate Note, 2.978% due 2/25/2035                   NR/NR        2,786,569     1,161,229
               Banc of America  Commercial Mtg Inc.,  Series 2002-PB2
               Class C, 6.349% due 6/11/2035                                      AAA/Aa1       3,045,000     3,074,536
               Banc of America  Commercial  Mtg Inc.,  Series  2006-6
               Class A3, 5.369% due 10/10/2045                                    AAA/Aaa       3,000,000     3,168,032
               Bear Stearns  Mtg,  Series  2004-3 Class 1-A2,  2.804%
               due 7/25/2034                                                      BBB+/B1         319,041       268,698
    a,c        Cie Financement Foncier, 2.50% due 9/16/2015                       AAA/Aaa       6,000,000     5,943,882
               Citigroup   Commercial  Mtg  Trust,  Series  2004-HYB2
               Class B1, 2.89% due 3/25/2034                                       AA/Caa2        410,869       340,247
               Countrywide  Home Loan,  Series 2004 Class 1-A, 2.683%
               due 7/20/2034                                                        A/Ba3         490,129       431,354
               Credit  Suisse  Commercial  Mtg Capital  Certificates,
               Series 2007-C2 Class A2, 5.448% due 1/15/2049                      AAA/Aaa       2,979,350     3,011,651
               Greenwich  Capital  Commercial  Funding Corp.,  Series
               2004-GG1 Class A5, 4.883% due 6/10/2036                            AAA/Aaa          29,488        29,479
               Home  Equity  Asset  Trust  Series  2006-3  Class  2A,
               0.366% due 7/25/2036                                               AAA/A1        3,068,344     2,947,712
               JPMorgan Chase  Commercial  Mtg,  Series 2004-C3 Class
               A-5, 4.878% due 1/15/2042                                           NR/Aaa       5,000,000     5,312,393
               Merrill Lynch Mtg  Investors,  Series 2003 E Class B3,
               2.436% due 10/25/2028                                               A+/B3        1,154,210       579,097
               Merrill Lynch Mtg Investors,  Series 2004 A4 Class M1,
               2.716% due 8/25/2034                                               CCC/NR          842,432       678,379
               Morgan Stanley  Re-REMIC Trust Series  2009-GG10 Class
               A4A, 5.992% due 8/12/2045                                           NR/Aaa       1,638,000     1,792,547
               Nomura Asset  Securities  Corp.,  Series 1998-D6 Class
               A2, 7.311% due 3/15/2030                                           AAA/Aaa       5,683,000     6,111,039
               Option  One Mtg Loan  Trust,  Series  2005-5  Class A3
               Floating Rate Note, 0.396% due 12/25/2035                          AAA/Baa2      2,175,165     1,824,787
               Silverstone  Master  Issuer,  Series  2010-1A Class A1
               Floating Rate Note, 1.674% due 1/21/2055                           AAA/Aaa       5,000,000     4,999,988
               Wachovia Bank  Commercial Mtg Trust,  Series  2004-C10
               Class C, 4.842% due 2/15/2041                                      AA+/Aaa       4,000,000     3,981,690
             Consumer Finance -- 3.27%
               First  Financial  Bank  USA,  Series  2010-C  Class B,
               5.19% due 9/17/2018                                                 AA/NR        2,000,000     1,996,887
               First  Financial  Bank  USA,  Series  2010-D  Class A,
               3.72% due 6/17/2019                                                AAA/NR        5,000,000     5,073,011
               GSAF Series 2011-1A Class A, 3.72% due 2/15/2023                    NR/Aaa       3,000,000     3,022,500
               Popular ABS Mtg Pass-Through  Series 2005-4 Class AF5,
               5.537% due 9/25/2035                                               AAA/Baa1      7,000,000     6,983,536
      b        Santander  Drive  Auto  Receivables  Trust,  2.86% due
               6/15/2017                                                            A/NR        1,813,482     1,807,860
               SLM  Student  Loan  Trust   Series   2003-C  Class  A2
               Floating Rate Bond, 0.637% due 9/15/2020                           AA-/Aa2       4,346,688     4,151,178
               SLM  Student  Loan  Trust   Series   2004-B  Class  A3
               Floating Rate Bond, 0.577% due 3/15/2024                            A+/Aaa       5,000,000     4,354,814
               SLM  Student  Loan  Trust   Series   2006-B  Class  A3
               Floating Rate Bond, 0.387% due 12/15/2022                            A/Aaa       4,148,765     4,082,268
               SLM Student Loan Trust  Series  2011-B Class A2, 3.74%
               due 2/15/2029                                                      AAA/Aaa       5,000,000     4,935,264
               Structured Asset Securities Corp.  Series 2004-3 Class
               3-A1, 5.50% due 3/25/2019                                          AAA/Baa2      2,711,858     2,810,889
             Diversified Financial Services -- 0.19%
               FNBC Trust, Series 1993 A, 8.08% due 1/5/2018                      AA-/Aa1         921,442       997,241
               Residential Asset Mtg, 0.486% due 3/25/2035                         NR/Aa3       1,317,348     1,254,028

                                                                                                             99,180,415
           INSURANCE -- 0.33%
             Insurance -- 0.33%
               Northwind Holdings LLC, Series 2007-1A Class A1 Floating Rate
               Bond, 1.034% due 12/1/2037 (Insured:MBIA)                            A/Baa1      5,162,500     3,983,746

                                                                                                              3,983,746

           TOTAL ASSET BACKED SECURITIES (Cost $112,633,316)                                                108,461,776

           CORPORATE BONDS -- 52.34%
           AUTOMOBILES & COMPONENTS -- 0.76%
             Automobiles -- 0.76%
      a        Harley-Davidson Funding Corp., 5.25% due 12/15/2012                BBB/Baa1      3,000,000      3,140,244
      a        Hyundai Capital America, 3.75% due 4/6/2016                        BBB/Baa2        500,000        501,775
      c        Hyundai Capital Services, Inc., 6.00% due 5/5/2015                 BBB+/Baa2     5,000,000      5,450,375

                                                                                                               9,092,394
           BANKS -- 9.81%
             Commercial Banks -- 9.81%
    a,c        ANZ National International, 6.20% due 7/19/2013                     AA/Aa3       1,000,000      1,089,780
    a,c        ANZ National International Ltd., 3.125% due 8/10/2015               AA/Aa3       4,000,000      4,029,152
               Associated Banc Corp., 5.125% due 3/28/2016                       BBB-/Baa1      5,000,000      5,217,365
    a,c        Banco Santander Brasil, 4.25% due 1/14/2016                       BBB-/Baa1      6,000,000      6,015,000
    a,c        Barclays Bank plc, 2.50% due 9/21/2015                             AAA/Aaa       5,000,000      4,958,990
               BNP  Paribas  Home Loan  Covered  Bonds SA,  2.20% due
    a,c        11/2/2015                                                          AAA/Aaa      10,000,000      9,772,360
      c        Corp Andina de Fomento, 3.75% due 1/15/2016                         A+/A1        6,000,000      6,083,064
    a,c        Credit Agricole London, 1.724% due 1/21/2014                        A+/Aa1       7,000,000      7,096,614
    a,c        Danske Bank A/S, 3.75% due 4/1/2015                                  A/A2        4,000,000      4,025,228
    a,c        HSBC Bank plc, 3.50% due 6/28/2015                                  AA/Aa2       2,000,000      2,052,266
               HSBC Bank USA, N.A., 4.875% due 8/24/2020                           AA-/A1       1,000,000        984,534
    a,c        Intesa Sanpaolo SpA, 2.658% due 2/24/2014                           A+/Aa3       5,000,000      4,987,760
    a,c        Kookmin Bank, 7.25% due 5/14/2014                                   AA/Aa1       5,000,000      5,665,945
               National  City Bank  Floating  Rate  Note,  0.622% due
               6/7/2017                                                             A/A3        4,000,000      3,746,588
               Nations Bank Corp., 7.23% due 8/15/2012                              A/A2          250,000        261,795
               North Fork Bancorp, Inc., 5.875% due 8/15/2012                    BBB-/Baa2      2,000,000      2,074,800
      c        Royal Bank of Scotland plc, 3.40% due 8/23/2013                     A+/Aa3       1,000,000      1,023,250
      c        Royal Bank of Scotland plc, 3.95% due 9/21/2015                     A+/Aa3       4,000,000      4,018,780
      c        Royal Bank of Scotland plc, 4.875% due 3/16/2015                    A+/Aa3       1,600,000      1,660,525
    a,c        Santander Issuances, 6.50% due 8/11/2019                           AA-/Aa3       5,000,000      4,977,280
    a,c        Societe Generale, 3.10% due 9/14/2015                               A+/Aa2       6,000,000      5,930,784
               Sovereign Bank, 5.125% due 3/15/2013                                A-/A3        4,000,000      4,149,404
    a,b        Sovereign Bank Lease  Pass-Through  Trust,  12.18% due
               6/30/2020                                                            A/A2        5,920,404      7,933,342
    a,c        Standard Chartered plc, 3.20% due 5/12/2016                          A/A2        5,000,000      4,951,740
    a,c        Toronto-Dominion Bank, 2.20% due 7/29/2015                          NR/Aaa       3,000,000      3,039,906
      a        Webster Bank, 5.875% due 1/15/2013                                BBB-/Baa1      3,000,000      3,082,164
      c        Westpac Banking Corp., 3.00% due 8/4/2015                           AA/Aa2       2,000,000      2,021,682
               Whitney National Bank, 5.875% due 4/1/2017                          NR/Baa1      1,500,000      1,508,314
    a,c        Woori Bank, 4.75% due 1/20/2016                                     A-/A1        5,000,000      5,212,241

                                                                                                             117,570,653
           CAPITAL GOODS -- 2.16%
             Aerospace & Defense -- 0.13%
               Boeing Co., 5.00% due 3/15/2014                                      A/A2        1,500,000      1,649,652
             Electrical Equipment -- 0.07%
               Emerson Electric Co., 5.75% due 11/1/2011                            A/A2          800,000        814,017
             Industrial Conglomerates -- 1.07%
               General  Electric  Capital  Corp.  Floating Rate Note,
               0.387% due 6/20/2014                                               AA+/Aa2       4,000,000      3,923,560
               General Electric Co., 5.25% due 12/6/2017                          AA+/Aa2       2,500,000      2,769,560
    a,c        Smiths Group plc, 6.05% due 5/15/2014                             BBB+/Baa2      2,500,000      2,710,122
    a,c        Smiths Group plc, 7.20% due 5/15/2019                             BBB+/Baa2      3,000,000      3,401,787
             Machinery -- 0.89%
      c        Ingersoll-Rand   Global   Holding   Co.,   9.50%   due
               4/15/2014                                                         BBB+/Baa1        500,000        600,375
      a        ITW CUPIDS Finance Trust I, 6.55% due 12/31/2011                   NR/A1         5,000,000      5,034,860
               John Deere Capital Corp., 5.25% due 10/1/2012                       A/A2         1,600,000      1,691,166
    a,c        Volvo Treasury AB, 5.95% due 4/1/2015                             BBB/Baa2       3,000,000      3,318,594

                                                                                                              25,913,693
           COMMERCIAL & PROFESSIONAL SERVICES -- 0.45%
             Commercial Services & Supplies -- 0.45%
               Allied Waste North America, Inc., 6.875% due 6/1/2017             BBB/Baa3       4,000,000      4,335,000
               Science  Applications  International  Corp., 6.25% due
               7/1/2012                                                           A-/A3         1,000,000      1,049,498

                                                                                                               5,384,498
           CONSUMER DURABLES & APPAREL -- 0.49%
             Household Durables -- 0.28%
               Fortune Brands, Inc., 6.375% due 6/15/2014                        BBB-/Baa3      3,000,000      3,335,166
             Textiles, Apparel & Luxury Goods -- 0.21%
               Nike, Inc., 5.15% due 10/15/2015                                   A+/A1         2,315,000      2,585,288

                                                                                                               5,920,454
           DIVERSIFIED FINANCIALS -- 7.40%
             Capital Markets -- 3.71%
      c        AMVESCAP plc, 5.375% due 2/27/2013                                 A-/A3         5,606,000      5,953,090
    a,c        CDP Financial, Inc., 3.00% due 11/25/2014                         AAA/Aaa        4,000,000      4,160,964
      a        FMR LLC, 4.75% due 3/1/2013                                        A+/A2         5,000,000      5,249,100
               Goldman Sachs Group,  Inc.  Floating Rate Note, 1.268%
               due 2/7/2014                                                        A/A1         3,000,000      2,975,109
    a,c        Gruposura Finance, 5.70% due 5/18/2021                            BBB-/NR        1,500,000      1,496,250
      a        IPIC GMTN Ltd., 3.125% due 11/15/2015                              AA/Aa3        1,000,000        990,000
      a        IPIC GMTN Ltd., 5.00% due 11/15/2020                               AA/Aa3        1,000,000        990,000
    a,c        Macquarie Group Ltd., 7.30% due 8/1/2014                           A-/A2         3,000,000      3,357,711
    a,c        Macquarie Group Ltd., 7.625% due 8/13/2019                         NR/NR         1,000,000      1,092,398
    a,c        Macquarie Group Ltd., 6.00% due 1/14/2020                          A-/A2         1,000,000      1,002,756
    a,c        Macquarie Group Ltd., 4.875% due 8/10/2017                         A-/A2         3,000,000      3,024,723
      c        Man Group plc, 6.50% due 8/1/2013                                 NR/Baa2        5,000,000      5,198,635
               Merrill Lynch & Co., Inc., 6.875% due 4/25/2018                     A/A2         2,000,000      2,212,836
               Morgan   Stanley   Floating  Rate  Note,   2.761%  due
               5/14/2013                                                           A/A2         5,000,000      5,133,600
      c        Nomura Holdings, Inc., 5.00% due 3/4/2015                         BBB+/Baa2      1,500,000      1,581,526
             Consumer Finance -- 0.96%
               American Express Credit Co., 5.125% due 8/25/2014                 BBB+/A2        3,000,000      3,273,963
    a,c        Banque PSA Finance, 2.203% due 4/4/2014                           BBB/Baa1       7,000,000      6,986,973
               Capital One Bank, 6.50% due 6/13/2013                             BBB/Baa1         300,000        327,217
               Capital One Financial Corp., 5.70% due 9/15/2011                  BBB/Baa1         950,000        959,538
             Diversified Financial Services -- 2.73%
               Bank of America Corp., 4.50% due 4/1/2015                           A/A2         1,000,000      1,045,500
               Bank of America Corp., 5.875% due 1/5/2021                          A/A2         2,000,000      2,098,950
      a        Bank  of  America  Covered  Bond  Issuer,   5.50%  due
               6/14/2012                                                          AA/Aa2        3,000,000      3,112,920
    a,c        BM&F Bovespa SA, 5.50% due 7/16/2020                              BBB+/Baa1      1,000,000      1,035,500
               Citigroup, Inc., 5.00% due 9/15/2014                               A-/Baa1       3,000,000      3,143,874
               Citigroup, Inc., 6.50% due 8/19/2013                                A/A3         1,000,000      1,087,558
               Citigroup, Inc., 6.00% due 12/13/2013                               A/A3         2,000,000      2,174,558
      a        CME Group Index Services, 4.40% due 3/15/2018                      AA/Aa3        4,000,000      4,208,916
               JPMorgan Chase & Co., 3.15% due 7/5/2016                           A+/NR         5,000,000      5,030,590
      c        Korea Development Bank, 8.00% due 1/23/2014                         A/A1         3,000,000      3,414,621
               MBNA Corp., 6.125% due 3/1/2013                                     A/A2         1,305,000      1,397,427
    a,c        National Agricultural  Cooperative  Federation,  5.00%
               due 9/30/2014                                                       A/A1         2,000,000      2,133,432
               National Rural Utilities CFC, 10.375% due 11/1/2018                A+/A1         2,000,000      2,769,848

                                                                                                              88,620,083
           ENERGY -- 4.53%
             Energy Equipment & Services -- 1.30%
               Detroit Edison  Corporate  Senior Note Series D, 5.40%
               due 8/1/2014                                                        A/A2         2,000,000      2,221,002
               Nabors Industries, Inc., 9.25% due 1/15/2019                      BBB/Baa2       4,000,000      5,070,168
               Rowan Companies, Inc., 7.875% due 8/1/2019                       BBB-/Baa3       7,000,000      8,318,436
             Oil, Gas & Consumable Fuels -- 3.23%
      c        BP Capital Markets plc, 3.875% due 3/10/2015                        A/A2         2,000,000      2,106,304
               ConocoPhillips, 4.75% due 2/1/2014                                  A/A1         1,000,000      1,091,144
      a        DCP Midstream LLC, 9.75% due 3/15/2019                            BBB/Baa2       1,500,000      1,960,463
      c        Enbridge, Inc., 5.80% due 6/15/2014                                A-/Baa1       2,000,000      2,219,676
               Energy Transfer Partners LP, 6.00% due 7/1/2013                  BBB-/Baa3       1,000,000      1,080,701
               Enterprise Products Partners LP, 3.70% due 6/1/2015              BBB-/Baa3       1,000,000      1,048,372
      a        Florida Gas Transmission, 4.00% due 7/15/2015                     BBB/Baa2       2,000,000      2,101,030
               Murphy Oil Corp., 6.375% due 5/1/2012                             BBB/Baa3         750,000        780,869
      c        Norsk Hydro A/S, 6.70% due 1/15/2018                              AA-/Aa2        1,000,000      1,184,709
      a        Northern Natural Gas Co., 5.75% due 7/15/2018                       A/A2            50,000         56,759
    a,c        Odebrecht Drill VIII/IX, 6.35% due 6/30/2021                       NR/Baa3       6,000,000      6,330,000
      a        Semco Energy, Inc., 5.15% due 4/21/2020                           BBB+/A3        3,000,000      3,127,260
      c        Shell International Finance, 3.10% due 6/28/2015                   AA/Aa1        3,000,000      3,135,291
               Sunoco Logistics Partner, 8.75% due 2/15/2014                      NR/Baa2       5,000,000      5,678,085
               Valero Logistics, 6.875% due 7/15/2012                           BBB-/Baa3       2,700,000      2,799,630
    a,c        Woodside Finance Ltd., 8.125% due 3/1/2014                       BBB+/Baa1       2,000,000      2,316,570
    a,c        Woodside Finance Ltd., 4.50% due 11/10/2014                      BBB+/Baa1       1,500,000      1,607,112

                                                                                                              54,233,581
           FOOD, BEVERAGE & TOBACCO -- 2.18%
             Beverages -- 1.00%
               Anheuser-Busch Cos., Inc., 4.375% due 1/15/2013                    A-/Baa1       2,000,000      2,097,920
               Anheuser-Busch Cos., Inc., 4.70% due 4/15/2012                     A-/Baa1       1,000,000      1,031,299
    a,c        Bacardi Ltd., 8.20% due 4/1/2019                                  BBB/Baa1       1,500,000      1,899,705
      c        Coca Cola HBC Finance BV, 5.125% due 9/17/2013                     A-/A3         6,524,000      6,991,621
             Food Products -- 0.18%
               Corn   Products   International,   Inc.,   3.20%   due
               11/1/2015                                                         BBB/Baa2       1,000,000      1,019,901
               Kraft Foods, Inc., 6.00% due 2/11/2013                           BBB-/Baa2       1,000,000      1,078,271
             Tobacco -- 1.00%
               Altria Group, Inc., 8.50% due 11/10/2013                          BBB/Baa1       1,000,000      1,159,012
               Altria Group, Inc., 9.70% due 11/10/2018                          BBB/Baa1       3,000,000      3,942,363
               Lorillard Tobacco Co., 8.125% due 6/23/2019                      BBB-/Baa2       5,000,000      5,823,760
               UST, Inc., 5.75% due 3/1/2018                                     BBB/NR         1,000,000      1,076,432

                                                                                                              26,120,284
           HEALTH CARE EQUIPMENT & SERVICES -- 0.19% Health Care Providers &
             Services -- 0.19%
               McKesson Corp., 6.50% due 2/15/2014                                A-/Baa2       1,000,000      1,124,117
               Wellpoint, Inc., 6.00% due 2/15/2014                               A-/Baa1       1,000,000      1,112,217

                                                                                                               2,236,334
           HOTELS RESTAURANTS & LEISURE -- 0.40%
             Hotels, Restaurants & Leisure -- 0.40%
      a        Hyatt Hotels Corps., 5.75% due 8/15/2015                          BBB/Baa2       2,500,000      2,628,525
    a,c        TDIC Finance Ltd., 6.50% due 7/2/2014                              AA/A1         2,000,000      2,202,500

                                                                                                               4,831,025
           INSURANCE -- 5.16%
             Insurance -- 5.16%
               Aflac, Inc., 8.50% due 5/15/2019                                   A-/A2         3,000,000      3,669,012
               Alterra Finance LLC, 6.25% due 9/30/2020                          BBB/Baa2       3,000,000      3,084,180
               Aon Corp., 3.50% due 9/30/2015                                    BBB+/Baa2      1,000,000      1,027,852
               CNA Financial Corp., 6.50% due 8/15/2016                          BBB-/Baa3      2,035,000      2,271,133
               Fidelity National Financial, 6.60% due 5/15/2017                  BBB-/Baa3      6,000,000      6,333,270
      a        Forethought   Financial   Group,   Inc.,   8.625%  due
               4/15/2021                                                         BBB-/BAA3      5,700,000      5,795,766
      a        Genworth Life Institutional Fund, 5.875% due 5/3/2013               A/A2         1,000,000      1,055,300
               Hanover Insurance Group, 6.375% due 6/15/2021                     BBB-/Baa3      2,000,000      1,987,876
               Hartford  Financial  Services Group,  Inc., 4.625% due
               7/15/2013                                                         BBB/Baa3       1,000,000      1,044,689
      a        Liberty Mutual Group, Inc., 5.75% due 3/15/2014                   BBB-/Baa2      1,000,000      1,061,083
               Lincoln National Corp., 4.75% due 2/15/2014                        A-/Baa2       1,000,000      1,069,005
      a        Met Life Global Funding I, 1.04% due 1/10/2014                    AA-/Aa3        6,000,000      5,998,566
      c        Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                 BBB/NR         7,035,000      7,265,635
               Pacific Life Global  Funding CPI  Floating  Rate Note,
      a        4.86% due 2/6/2016                                                 A+/A1         8,000,000      8,079,200
    a,c        QBE Insurance Group Ltd., 5.647% due 7/1/2023                     BBB+/Baa1      7,000,000      6,774,600
               Unitrin, Inc., 6.00% due 11/30/2015                               BBB-/Baa3      5,000,000      5,344,030

                                                                                                              61,861,197
           MATERIALS -- 1.88%
             Chemicals -- 1.11%
      a        Chevron Phillips Chemical, 7.00% due 6/15/2014                    BBB/Baa1       5,000,000      5,642,330
               E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                  A/A2           325,000        342,490
      a        Incitec Pivot Ltd., 4.00% due 12/7/2015                            NR/NR         3,000,000      3,063,702
               RPM International, Inc., 6.125% due 10/15/2019                   BBB-/Baa3       4,000,000      4,285,308
             Construction Materials -- 0.41%
               CRH America, Inc., 8.125% due 7/15/2018                          BBB+/Baa1       4,150,000      4,921,593
             Metals & Mining -- 0.36%
    a,c        Anglo American Capital, 9.375% due 4/8/2014                      BBB+/Baa1       1,000,000      1,195,517
      c        Arcelormittal, 3.75% due 8/5/2015                                BBB-/Baa3       3,000,000      3,067,554

                                                                                                              22,518,494
           MEDIA -- 0.88%
             Media -- 0.88%
               DIRECTV  Holdings  LLC/DIRECTV  Financing  Co.,  Inc.,
               7.625% due 5/15/2016                                              BBB/Baa2       5,000,000      5,450,000
               Time Warner Cable, Inc., 7.50% due 4/1/2014                       BBB/Baa2       1,500,000      1,728,082
               Time Warner Cable, Inc., 5.40% due 7/2/2012                       BBB/Baa2       3,000,000      3,136,125
               Time Warner Co., Inc., 8.05% due 1/15/2016                        BBB/Baa2         200,000        238,819

                                                                                                              10,553,026
           PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.50%
             Biotechnology -- 1.33%
               Biogen Idec, Inc., 6.875% due 3/1/2018                           BBB+/Baa3      10,000,000     11,678,110
               Genzyme Corp., 3.625% due 6/15/2015                                A-/A2         3,000,000      3,175,899
               Genzyme Corp., 5.00% due 6/15/2020                                 A-/A2         1,000,000      1,073,908
             Pharmaceuticals -- 0.17%
               Tiers  Inflation  Linked Trust  Series  Wyeth  2004-21
      b        Trust  Certificate CPI Floating Rate Note,  4.532% due
               2/1/2014                                                           AA/A1         2,000,000      1,993,960

                                                                                                              17,921,877
           REAL ESTATE -- 0.36%
             Real Estate Investment Trusts -- 0.36%
               Commonwealth   REIT  (HRPT   Properties),   6.25%  due
               6/15/2017                                                         BBB/Baa2       4,000,000      4,360,916

                                                                                                               4,360,916
           RETAILING -- 0.63%
             Specialty Retail -- 0.63%
               Best Buy Co., Inc., 6.75% due 7/15/2013                          BBB-/Baa2       2,500,000      2,731,147
               Best Buy Co., Inc., 3.75% due 3/15/2016                          BBB-/Baa2       3,000,000      3,014,373
               Staples, Inc., 9.75% due 1/15/2014                                BBB/Baa2       1,500,000      1,785,737

                                                                                                               7,531,257
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.94%
             Semiconductors & Semiconductor Equipment -- 0.94%
               KLA Tencor Corp., 6.90% due 5/1/2018                              BBB/Baa1      10,000,000     11,296,180

                                                                                                              11,296,180
           SOFTWARE & SERVICES -- 1.37%
             Information Technology Services -- 0.98%
               Computer Sciences Corp., 5.50% due 3/15/2013                       A-/Baa1       1,000,000      1,062,298
               Computer Sciences Corp., 6.50% due 3/15/2018                       A-/Baa1       6,000,000      6,425,712
               Electronic Data Systems Corp., 6.00% due 8/1/2013                   A/A2         1,000,000      1,097,881
      a        SAIC, Inc., 4.45% due 12/1/2020                                    A-/A3         2,000,000      2,057,404
               Western Union Co., 6.50% due 2/26/2014                             A-/A3         1,000,000      1,113,165
             Software -- 0.39%
               BMC Software, Inc., 7.25% due 6/1/2018                           BBB+/Baa2       4,000,000      4,612,228

                                                                                                              16,368,688
           TECHNOLOGY HARDWARE & EQUIPMENT -- 0.05%
             Computers & Peripherals -- 0.05%
               Dell, Inc., 5.625% due 4/15/2014                                   A-/A2           500,000        556,101

                                                                                                                 556,101
           TELECOMMUNICATION SERVICES -- 1.87%
             Diversified Telecommunication Services -- 1.65%
               AT&T, Inc., 4.85% due 2/15/2014                                    A-/A2         1,000,000      1,086,168
      a        Hidden Ridge Facility, 5.65% due 1/1/2022                          NR/Baa1       4,472,178      4,610,190
               Michigan Bell Telephone Co., 7.85% due 1/15/2022                   A-/NR         3,000,000      3,677,028
    a,c        Qtel International Finance Ltd., 6.50% due 6/10/2014                A/A2         1,000,000      1,106,250
    a,c        Qtel   International    Finance   Ltd.,   3.375%   due
               10/14/2016                                                          A/A2           500,000        498,750
      c        Telecom Italia Capital SA, 6.175% due 6/18/2014                   BBB/Baa2       3,000,000      3,228,240
      c        Telefonica Emisiones SAU, 6.421% due 6/20/2016                     A-/Baa1       5,000,000      5,582,705
             Wireless Telecommunication Services -- 0.22%
    a,b        Richland Towers, 4.606% due 3/15/2016                              NR/NR         2,712,225      2,627,901

                                                                                                              22,417,232
           TRANSPORTATION -- 1.98%
             Air Freight & Logistics -- 0.04%
               FedEx Corp., 8.76% due 5/22/2015                                  BBB/Baa1         397,958        444,803
             Airlines -- 1.04%
      a        Aviation Capital Group, 6.75% due 4/6/2021                        BBB-/NR        3,000,000      2,959,650
      a        Aviation Capital Group, 7.125% due 10/15/2020                     BBB-/NR        2,319,000      2,395,643
               Continental  Airlines  Series 1997-4 Class 4-A,  6.90%
               due 1/2/2018                                                     BBB+/Baa1         132,891        140,692
               Delta Air Lines, Inc., 6.20% due 7/2/2018                         A-/Baa2        2,470,730      2,574,303
               Iberbond plc, 4.826% due 12/24/2017                                NR/NR         4,396,603      4,363,629
             Road & Rail -- 0.90%
    a,c        Asciano  Finance,   4.625%  due  9/23/2020  (Guaranty:
               Asciano Ltd.)                                                     BBB-/Baa2      5,000,000      4,770,830
    a,c        Asciano   Finance,   5.00%  due  4/7/2018   (Guaranty:
               Asciano Ltd.)                                                     BBB-/Baa1      2,000,000      2,052,970
               Ryder System, Inc., 3.50% due 6/1/2017                            BBB+/Baa1      4,000,000      4,034,544

                                                                                                              23,737,064
           UTILITIES -- 7.35%
             Electric Utilities -- 4.61%
               Centerpoint Energy, 7.00% due 3/1/2014                            BBB+/A3        2,000,000      2,286,664
               Commonwealth Edison Co., 6.15% due 3/15/2012                      A-/Baa1          910,000        944,772
    a,c        E. ON International Finance BV, 5.80% due 4/30/2018                A/A2          2,000,000      2,220,616
    a,c        Electricite de France SA, 5.50% due 1/26/2014                     A+/Aa3         1,250,000      1,373,564
               Empire District Electric Co., 4.65% due 5/28/2020                BBB+/A3         3,000,000      2,976,582
               Entergy Louisiana LLC, 4.80% due 5/1/2021                         A-/A3          4,300,000      4,398,500
               Entergy Texas, Inc., 7.125% due 2/1/2019                         BBB+/Baa2       2,000,000      2,346,440
               Entergy Texas, Inc., 3.60% due 6/1/2015                          BBB+/Baa2       3,000,000      3,080,589
      a        Great River Energy Series 2007-A,  5.829% due 7/1/2017
               (Insured: Natl-Re)                                                 A-/A3         3,245,677      3,598,514
               Gulf Power Co., 4.35% due 7/15/2013                                 A/A3           925,000        970,846
    a,c        Iberdrola Finance Ireland Ltd., 3.80% due 9/11/2014                A-/A3         6,000,000      6,127,908
               Idaho Power Corp., 6.025% due 7/15/2018                            A-/A2         1,000,000      1,167,555
      a        Kincaid Generation LLC, 7.33% due 6/15/2020                      BBB-/Baa3       6,621,800      7,624,406
    a,c        Korea Southern Power Co., 5.375% due 4/18/2013                      A/A1         1,000,000      1,054,060
               Metropolitan Edison Co., 7.70% due 1/15/2019                     BBB-/Baa2       2,250,000      2,711,959
      a        Monongahela Power Co., 5.70% due 3/15/2017                       BBB+/Baa1       2,200,000      2,404,116
               MP Environmental, 4.982% due 7/1/2014                             AAA/Aaa        2,548,051      2,667,548
      a        Steelriver Transmission Co. LLC, 4.71% due 6/30/2017               NR/Baa2       3,861,662      3,919,973
               Toledo Edison Co., 7.25% due 5/1/2020                             BBB/Baa1       1,000,000      1,204,920
      c        TransAlta Corp., 4.75% due 1/15/2015                              BBB/Baa2       2,000,000      2,135,782
             Gas Utilities -- 0.58%
    a,c        ENN Energy Holdings Ltd., 6.00% due 5/13/2021                    BBB-/Baa3       5,000,000      4,912,830
      a        Maritimes & North East Pipeline, 7.50% due 5/31/2014              BBB/Baa3       1,837,600      1,997,692
             Multi-Utilities -- 2.16%
               Ameren Energy Generating Co., 7.00% due 4/15/2018                 BBB-/Ba1       2,000,000      2,047,458
               Black Hills Corp., 5.875% due 7/15/2020                          BBB-/Baa3       5,000,000      5,274,470
               Dominion Resources, Inc., 8.875% due 1/15/2019                    A-/Baa2        1,000,000      1,294,592
      a        Enogex LLC, 6.875% due 7/15/2014                                 BBB+/Baa3       4,000,000      4,409,636
      a        Enogex LLC, 6.25% due 3/15/2020                                  BBB+/Baa3       2,500,000      2,753,432
      a        Power Receivables Financing LLC, 6.29% due 1/1/2012                NR/NR         1,458,779      1,460,895
    a,c        Taqa  Abu  Dhabi   National   Energy  Co.,  6.60%  due
               8/1/2013                                                           NR/A3         5,000,000      5,412,500
               Union Electric Co., 4.65% due 10/1/2013                          BBB+/A3         2,000,000      2,140,496
               Wisconsin Public Service Corp., 6.125% due 8/1/2011                A/Aa3         1,150,000      1,154,431

                                                                                                              88,073,746

           TOTAL CORPORATE BONDS (Cost $599,792,925)                                                         627,118,777

           CONVERTIBLE BONDS -- 0.70%
           DIVERSIFIED FINANCIALS -- 0.70%
             Capital Markets -- 0.70%
      a        Apollo Investment Corp., 5.75% due 1/15/2016                      BBB/NR         8,500,000      8,372,500

           TOTAL CONVERTIBLE BONDS (Cost $8,382,185)                                                           8,372,500

           MUNICIPAL BONDS -- 10.67%
               American Campus Properties Student Housing,  7.38% due
               9/1/2012 (Insured: Natl-Re)                                       BBB/Baa1       1,270,000      1,278,293
               American  Fork City  Utah  Sales,  5.07% due  3/1/2013
               (Insured: AGM)                                                    AA+/Aa3          120,000        126,485
               American   Municipal  Power  Ohio,  Inc.,  5.072%  due
               2/15/2018                                                          A/A3          5,000,000      5,131,450
               Anaheim California Public Financing Authority,  5.316%
               due 9/1/2017 (Insured: Natl Re/FGIC)                               A/A1          2,340,000      2,309,393
               Anaheim California Public Financing Authority,  5.486%
               due 9/1/2020 (Insured: Natl-Re/FGIC)                               A/A1          3,270,000      3,117,029
               Brentwood    California    Infrastructure    Financing
               Authority, 6.16% due 10/1/2019                                    AA-/NR         2,110,000      2,216,154
               California  Health  Facilities   Financing  Authority,
               6.76% due 2/1/2019                                                 A-/NR         3,905,000      4,268,048
               California  School  Finance   Authority,   5.041%  due
               7/1/2020 (LOC: City National Bank)                                AAA/NR         4,000,000      3,985,960
               Camden County New Jersey, 5.47% due 7/1/2018                       A+/A2         2,140,000      2,185,004
               Camden County New Jersey, 5.62% due 7/1/2019                       A+/A2         3,025,000      3,048,232
               Carson  California  Redevelopment  Agency,  4.511% due
               10/1/2016                                                          A-/NR         5,000,000      4,896,550
               Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013              BBB-/NR           555,000        558,569
               Connecticut  Housing  Finance  Authority,  5.071%  due
               11/15/2019                                                        AAA/Aaa        3,775,000      3,829,851
               Cook County  Illinois  School District 083, 4.875% due
               12/1/2011 (Insured: AGM)                                           NR/Aa3          150,000        152,811
               Florida State Board of Education, 3.60% due 6/1/2015              AAA/Aa1        3,000,000      3,190,890
               Fort  Collins  Colorado  Electric  Utility,  4.92% due
               12/1/2020                                                         AA-/NR         2,250,000      2,241,517
               George Washington University, 4.411% due 9/15/2017                 A+/A1         1,750,000      1,803,567
               Hancock   County   Mississippi,   4.90%  due  8/1/2011
               (Insured: Natl-Re)                                                 NR/A1           315,000        315,835
               Hanover   Pennsylvania  Area  School  District  Notes,
               4.47% due 3/15/2013 (Insured: AGM)                                AA+/Aa3        1,385,000      1,462,685
               Illinois Finance Authority  Revenue Bonds,  5.629% due
               7/1/2016 (Insured: Syncora)                                        A+/NR         1,735,000      1,770,550
               Los Angeles California Department of Airports,  5.175%
               due 5/15/2017                                                     AA-/A1         4,000,000      4,181,640
               Los Angeles  California  Municipal  Improvement Corp.,
               6.165% due 11/1/2020                                               A+/A2        10,000,000     10,652,400
               Los Angeles County  California  Public Works Financing
               Authority, 5.591% due 8/1/2020                                     A+/A1         3,000,000      3,029,850
               Louisiana  Public  Facilities  Authority,   5.72%  due
               7/1/2015 (Insured: CIFG)                                           NR/Baa3       1,795,000      1,742,047
               Maine  Finance  Authority  Waste Motor Oil,  4.55% due
               10/1/2014                                                           A/NR         1,495,000      1,560,107
               Menomonee Falls Wisconsin GO, 4.25% due 11/1/2014                  NR/Aa2        3,350,000      3,508,522
      a        Midwest Family Housing,  5.168% due 7/1/2016 (Insured:
               CIFG)                                                              NR/NR         1,185,000      1,160,684
               Mississippi   Development  Bank  Special   Obligation,
               5.21% due 7/1/2013 (Insured: AGM)                                 AA+/NR         1,200,000      1,287,024
               New Jersey  Health Care  Facilities  Financing,  7.70%
               due 7/1/2011 (Insured: Connie Lee)                                 NR/NR            25,000         25,005
               New York City Transitional  Finance Authority Revenue,
               4.075% due 11/1/2020                                              AAA/Aa1        2,500,000      2,549,550
               New York  State  Urban  Development  Corp.,  4.75% due
               12/15/2011                                                        AAA/NR         1,400,000      1,427,286
               North  Carolina  Eastern  Municipal  Power,  4.43% due
               1/1/2014                                                           A-/Baa1       2,000,000      2,072,380
               Oakland  California  Redevelopment  Agency,  8.00% due
               9/1/2016                                                           A-/NR         4,200,000      4,418,400
               Ohio Housing  Financing Agency Mtg, 5.20% due 9/1/2014
               (GNMA/FNMA)                                                        NR/Aaa        2,395,000      2,557,046
               Ohio State Taxable Development  Assistance,  4.88% due
               10/1/2011 (Insured: Natl-Re)                                       AA/Aa2          550,000        555,065
               Oklahoma  Development  Finance  Authority,  8.00%  due
               5/1/2020                                                           NR/NR         8,500,000      8,391,030
               Port St.  Lucie  Florida  Lease  Revenue,  4.457%  due
               9/1/2014 (Wyndcrest)                                                A/Aa3        1,470,000      1,492,359
               Redlands California  Redevelopment  Agency, 5.818% due
               8/1/2022 (Insured: AMBAC)                                          A-/NR         2,570,000      2,398,247
               Riverside   California   Sewer   Revenue,   5.61%  due
               8/1/2017                                                           AA/Aa2        2,000,000      2,211,340
               San   Bernardino   County   California   San   Sevaine
               Redevelopment Agency, 7.135% due 9/1/2020                         BBB/NR         2,165,000      2,103,211
               San    Francisco    California    City   and    County
               Redevelopment Financing Authority, 8.00% due 8/1/2019               A/A1         6,500,000      7,121,920
               San   Jose   California   Redevelopment   Agency   Tax
               Allocation, 3.447% due 8/1/2013                                     A/A2         1,000,000      1,023,630
               San   Jose   California   Redevelopment   Agency   Tax
               Allocation, 4.281% due 8/1/2014                                     A/A2           750,000        784,125
               San Luis Obispo County California, 7.45% due 9/1/2019              AA-/NR        3,950,000      4,431,663
               San Marcos  California  Redevelopment  Agency,  6.125%
               due 10/1/2018                                                      AA-/NR        5,000,000      4,987,850
               Springfield    Ohio   City   School    District    Tax
               Anticipation  Notes,  6.40%  due  12/1/2011  (Insured:
               AMBAC)                                                             NR/NR         1,500,000      1,522,215
               Tazewell County Illinois Community High School,  5.20%
               due 12/1/2011 (Insured: AGM)                                       NR/Aa3          355,000        361,454
               Victor New York, 9.20% due 5/1/2014                                NR/NR           710,000        737,214
               Wisconsin  State  Health and  Educational  Facilities,
               7.08% due 6/1/2016 (Insured: ACA)                                  NR/NR         1,680,000      1,635,816

           TOTAL MUNICIPAL BONDS (Cost $124,715,524)                                                         127,817,953

           SHORT TERM INVESTMENTS -- 5.84%
                Bank of New York Tri-Party Repurchase Agreement 0.22% dated
                6/30/2011, due 7/01/2011, repurchase price collateralized by
                4 corporate debt obligations having an average yield of 6.28%, a minimum credit rating of BBB-, maturity dates from
                4/27/2015 to 3/1/2039, and having an aggregate market value of
                $31,984,503                                                       NR/NR        30,000,000     30,000,000
                McCormick & Co., 0.09% due 7/1/2011                               NR/NR        40,000,000     40,000,000

           TOTAL SHORT TERM INVESTMENTS (Cost $70,000,000)                                                    70,000,000

TOTAL INVESTMENTS -- 98.57% (Cost $1,148,330,344)                                                        $ 1,181,021,477

OTHER ASSETS LESS LIABILITIES -- 1.43%                                                                        17,095,283


NET ASSETS -- 100.00%                                                                                    $ 1,198,116,760

Footnote Legend
+   Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings a  Securities exempt from registration under Rule 144A of the Securities Act of
   1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, the aggregate value of these securities in the Fund's portfolio was $320,006,209, representing 26.71% of the Fund's net assets.
b  Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
c  Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA     Insured by American Capital Access
AGM     Insured by Assured Guaranty Municipal Corp.
AMBAC   Insured by American Municipal Bond Assurance Corp.
CIFG    CIFG Assurance North America Inc.
CMO     Collateralized Mortgage Obligation
CPI     Consumer Price Index
Cupids  Cumulative Undivided Preferred Interests In Debt Securities
FCB     Farm Credit Bank
FGIC    Insured by Financial Guaranty Insurance Co.
FNMA    Collateralized by Federal National Mortgage Association
GNMA    Insured by Government National Mortgage Co.
GO      General Obligation
LOC     Letter of Credit
MBIA    Insured by Municipal Bond Investors Assurance
Mtg     Mortgage
Natl-Re Insured by National Public Finance Guarantee Corp.
REIT    Real Estate Investment Trust
REMIC   Real Estate Mortgage Investment Conduit
Syncora Insured by Syncora Guarantee Inc.
VA      Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by a Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    U.S. Treasury Securities           $     17,468,428   $     17,468,428      $             --   $             --
    U.S. Government Agencies                 37,147,086                  --           34,576,723          2,570,363
    Other Government                         30,491,833                  --           24,496,753          5,995,080
    Mortgage Backed                         154,143,124                  --          152,642,524          1,500,600
    Asset Backed Securities                 108,461,776                  --          106,653,916          1,807,860
    Corporate Bonds                         627,118,777                  --          614,563,574         12,555,203
    Convertible Bonds                         8,372,500                  --            8,372,500                 --
    Municipal Bonds                         127,817,953                  --          127,817,953                 --
    Short Term Investments                   70,000,000                  --           70,000,000                 --

Total Investments in Securities        $  1,181,021,477   $     17,468,428      $  1,139,123,943   $     24,429,106

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2011, is as follows:

                  Beginning                                    Net        Net Unrealized    Net Transfers       Ending
                   Balance        Gross         Gross        Realized     Appreciation/      in/(out) of        Balance
                  9/30/2010     Purchases       Sales      Gain/(Loss)    (Depreciation)     Level 3 (b)      6/30/2011 (a)
Investments in
Securities      $ 15,214,529  $ 20,341,902   $(233,830)    $    1,182     $    (420,485)   $ (10,4784,192)   $  24,429,106

(a) Level 3 Securities represent 2.04% of Total Net Assets at the period ended June 30, 2011.

(b) Net transfers out of Level 3 were to Level 2, and were due to changes in other significant observable inputs existing during the period ended June 30, 2011. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

Thornburg Strategic Income Fund                                                           June 30, 2011  Unaudited

                                                                                         Shares/
                                                                                    Principal Amount           Value

            COMMON STOCK -- 6.08%
              CONSUMER SERVICES -- 0.05%
                Hotels, Restaurants & Leisure -- 0.05%
                 OPAP SA                                                                    8,300    $         129,390

                                                                                                               129,390
              DIVERSIFIED FINANCIALS -- 0.87%
                Capital Markets -- 0.61%
                 Apollo Investment Corp.                                                  168,060            1,715,892
                Diversified Financial Services -- 0.26%
                 KKR Financial Holdings LLC                                                73,000              716,130

                                                                                                             2,432,022
              ENERGY -- 1.07%
                Energy Equipment & Services -- 0.58%
                 Seadrill Ltd.                                                             46,100            1,622,641
                Oil, Gas & Consumable Fuels -- 0.49%
                 Eni S.p.A.                                                                58,500            1,383,638

                                                                                                             3,006,279
              INSURANCE -- 0.09%
                Insurance -- 0.09%
                 Swiss Re Ltd.                                                              4,400              247,070

                                                                                                               247,070
              REAL ESTATE -- 2.54%
                Real Estate Investment Trusts -- 2.54%
                 Annaly Capital Management, Inc.                                          101,900            1,838,276
                 Chimera Investment Corp.                                                 770,900            2,667,314
                 Invesco Mortgage Capital, Inc.                                           123,500            2,609,555

                                                                                                             7,115,145
              TELECOMMUNICATION SERVICES -- 1.12%
                Diversified Telecommunication Services -- 0.93%
                 France Telecom SA                                                         26,900              572,067
                 Telefonica SA                                                             21,500              525,665
                 Telstra Corp. Ltd.                                                       483,000            1,497,141
                Wireless Telecommunication Services -- 0.19%
                 Mobistar SA                                                                7,000              531,712

                                                                                                             3,126,585
              UTILITIES -- 0.34%
                Electric Utilities -- 0.34%
                 E. ON AG                                                                  13,100              372,056
                 Enel S.p.A.                                                               87,856              573,829

                                                                                                               945,885

            TOTAL COMMON STOCK (Cost $16,368,710)                                                           17,002,376

            PREFERRED STOCK -- 3.54%
              BANKS -- 1.47%
                Commercial Banks -- 0.32%
                 Huntington Bancshares Pfd, 8.50%                                             750              864,000
                 Webster Financial Corp. Pfd Series A, 8.50%                                   15               15,863
                Thrifts & Mortgage Finance -- 1.15%
                 Falcons Funding Trust I Pfd, 8.875%                                        3,000            3,225,937

                                                                                                             4,105,800
              FOOD, BEVERAGE & TOBACCO -- 0.19%
                Food Products -- 0.19%
                 H.J. Heinz Finance Co. Pfd, 8.00%                                              5              541,563

                                                                                                               541,563
              MISCELLANEOUS -- 0.41%
                U.S. Government Agencies -- 0.41%
                 Farm Credit Bank of Texas Pfd, 10.00%                                      1,000            1,140,625

                                                                                                             1,140,625
              REAL ESTATE -- 0.47%
                Real Estate Investment Trusts -- 0.47%
                 Alexandria Real Estate Pfd, 7.00%                                         50,000            1,307,500

                                                                                                             1,307,500
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.35%
                Communications Equipment -- 0.35%
                 Lucent Technologies Capital Trust I Pfd, 7.75%                             1,000              983,750

                                                                                                               983,750
               UTILITIES -- 0.65%
                Multi-Utilities -- 0.65%
                 Centerpoint Energy, Inc. Pfd, 7.5%                                        50,000            1,837,500

                                                                                                             1,837,500

            TOTAL PREFERRED STOCK (Cost $9,041,575)                                                          9,916,738

            ASSET BACKED SECURITIES -- 3.70%
              BANKS -- 0.04%
                Commercial Banks -- 0.04%
                  Wells Fargo Asset Securities Corp. Series 2005-AR1 Class B1,
                  2.742%, 2/25/2035                                                $      383,096               63,566
                  Wells Fargo Asset Securities Corp. Series 2005-AR2 Class B1,
                  3.506%, 3/25/2035                                                       383,648               44,455

                                                                                                               108,021
              DIVERSIFIED FINANCIALS -- 2.19%
                Capital Markets -- 0.83%
                  Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 2.755%, 8/25/2033        590,900              427,915
                  Bear Stearns Commercial Mtg Securities Series 2007-T26 Class A1,
                  5.145%, 1/12/2045                                                        23,907               24,219
                  Bear Stearns Commercial Mtg Securities Series 2007-T28 Class A1,
                  5.422%, 9/11/2042                                                         2,232                2,245
                  LB-UBS Commercial Mtg Trust Series 2007-C1 Class A1, 5.391%,
                  2/15/2040                                                                 3,234                3,253
                  Merrill Lynch Mtg Investors Trust, 2.716%, 8/25/2034                    336,973              271,352
                  Merrill Lynch/Countrywide Commercial Mtg Trust Series 2007-6
                  Class A1, 5.175%, 3/12/2051                                               3,340                3,359
                  Morgan Stanley Capital I Series 2007-HQ11 Class A1, 5.246%,
                  2/20/2044                                                                 2,438                2,442
                  Morgan Stanley Capital I Series 2007-IQ13 Class A1, 5.05%,
                  3/15/2044                                                                11,505               11,575
                  Morgan Stanley Capital I Series 2007-T25 Class A1, 5.391%,
                  11/12/2049                                                               22,184               22,356
                  Morgan Stanley Capital, Inc. Series 2005-HE7 Class A2C, 0.506%,
                  11/25/2035                                                            1,877,598            1,554,617
                Diversified Financial Services -- 1.36%
                  Banc of America Funding Corp. Series 2006-I Class SB1, 3.336%,
                  12/20/2036                                                              961,145              180,384
                  Banc of America Mtg Services Series 2005-A Class B1, 2.978%,
                  2/25/2035                                                               928,856              387,077
                  Citigroup Commercial Mtg Trust Series 2004-HYB2 Class B1, 2.89%,
                  3/25/2034                                                               185,076              153,264
                  Citigroup Commercial Mtg Trust Series 2007-C6 Class A1, 5.622%,
                  12/10/2049                                                               55,391               55,327
                  Countrywide Series 2005-11 Class AF3, 4.778%, 2/25/2036                 948,312              813,205
                  Countrywide Series 2006-15 Class A6, 5.826%, 10/25/2046                 403,108              301,952
                  JPMorgan Mortgage Acquisition Corp. Series 2006-CH1 Class A4,
                  0.326%, 7/25/2036                                                     1,645,000            1,256,739
                  JPMorgan Series 2007-CH5 Class A2, 0.236%, 5/25/2037                    686,147              660,087

                                                                                                             6,131,368
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.26%
                Pharmaceuticals -- 0.26%
  a               QHP PhaRMA, 10.25%, 3/15/2015                                           708,500              723,960

                                                                                                               723,960
              REAL ESTATE -- 1.21%
                Real Estate Investment Trusts -- 1.21%
                  New Century Home Equity Loan Trust, 0.616%, 6/25/2035                 2,000,000            1,719,142
                  Structured Asset Investment Loan Trust Series 2003-BC9 Class
                  3A2, 1.146%, 8/25/2033                                                1,828,512            1,660,848

                                                                                                             3,379,990

            TOTAL ASSET BACKED SECURITIES (Cost $11,758,948)                                                10,343,339

            CORPORATE BONDS -- 59.22%
              BANKS -- 4.02%
                Commercial Banks -- 4.02%
  a,b             Banco do Brasil SA, 5.875%, 1/26/2022                                 1,000,000              989,000
  a,b             Banco Industrial e Comercial S.A., 6.25%, 1/20/2013                   1,000,000            1,027,500
  a,b             DBS Bank Ltd., 5.125%, 5/16/2017                                        200,000              206,097
  a,b,c,d         Islandsbanki, 4.41%, 10/15/2008                                          60,000               16,650
  a,b,c,d         Landsbanki Islands HF, 5.73%, 8/25/2009                                 175,000               12,250
                  National City Bank Floating Rate Note, 0.622%, 6/7/2017               1,000,000              936,647
                  PNC Preferred Funding Trust III Floating Rate Note, 8.70%,
  a               12/31/2049                                                              500,000              527,225
                  Provident Bank of Maryland, 9.50%, 5/1/2018                           1,500,000            1,677,252
  a,b             Santander Issuances, 6.50%, 8/11/2019                                 1,000,000              995,456
  b               Shinhan Bank, 6.819%, 9/20/2036                                         100,000              105,184
                  Sovereign Bank, 5.125%, 3/15/2013                                       100,000              103,735
                  Susquehanna Capital II, 11.00%, 3/23/2040                             1,000,000            1,080,000
  a               Webster Bank, 5.875%, 1/15/2013                                       2,000,000            2,054,776
                  Wells Fargo Capital XIII Preferred Note, 7.70%, 12/29/2049              500,000              510,000
                  Whitney National Bank, 5.875%, 4/1/2017                               1,000,000            1,005,543

                                                                                                            11,247,315
              CAPITAL GOODS -- 5.15%
                Building Products -- 0.43%
                  Owens Corning, Inc., 9.00%, 6/15/2019                                 1,000,000            1,194,395
                Industrial Conglomerates -- 2.46%
                  General Electric Capital Corp., 0.387%, 6/20/2014                     1,000,000              980,890
  a,b             Hutchison Whampoa International (10) Ltd., 6.00%, 12/29/2049          2,000,000            2,050,000
                  Otter Tail Corp., 9.00%, 12/15/2016                                   3,000,000            3,330,000
  a,b             Smiths Group plc, 6.05%, 5/15/2014                                      500,000              542,024
                Machinery -- 0.98%
                  Case New Holland, Inc., 7.75%, 9/1/2013                               1,000,000            1,082,500
                  Ingersoll-Rand Co., 9.50%, 4/15/2014                                    500,000              600,375
  a               SPX Corp., 6.875%, 9/1/2017                                           1,000,000            1,070,000
                Trading Companies & Distributors -- 1.28%
  a               Aviation Capital Group, 6.75%, 4/6/2021                               2,500,000            2,466,375
  a,b             Noble Group Ltd., 8.50%, 5/30/2013                                    1,000,000            1,110,000

                                                                                                            14,426,559
               COMMERCIAL & PROFESSIONAL SERVICES -- 0.36%
                Commercial Services & Supplies -- 0.36%
                  Corrections Corp. of America, 6.25%, 3/15/2013                        1,000,000            1,002,500

                                                                                                             1,002,500
              CONSUMER DURABLES & APPAREL -- 0.68%
                Household Durables -- 0.68%
                  FGI Operating Co., Inc., 10.25%, 8/1/2015                             1,800,000            1,912,500

                                                                                                             1,912,500
              CONSUMER SERVICES -- 0.73%
                Hotels, Restaurants & Leisure -- 0.73%
  a               Sizzling Platter LLC, 12.25%, 4/15/2016                               2,000,000            2,045,000

                                                                                                             2,045,000
              DIVERSIFIED FINANCIALS -- 2.45%
                Capital Markets -- 0.77%
  a,b             Macquarie Group Ltd., 7.30%, 8/1/2014                                 1,000,000            1,119,237
  a               Oppenheimer Holdings, Inc., 8.75%, 4/15/2018                          1,000,000            1,037,500
                Consumer Finance -- 1.14%
                  North Fork Bancorp, Inc., 5.875%, 8/15/2012                           1,000,000            1,037,400
                  SLM Corp., 6.25%, 1/25/2016                                           1,000,000            1,037,500
                  TMX Finance LLC, 13.25%, 7/15/2015                                    1,000,000            1,122,500
                Diversified Financial Services -- 0.54%
  a               Citicorp Series 1999-1 Class 2, 8.04%, 12/15/2019                       250,000              298,986
                  Citigroup, Inc., 5.00%, 9/15/2014                                       750,000              785,969
  e               Counts Series 1998 II-A, 6.67%, 2/15/2018                               201,572              195,525
  b               Korea Development Bank, 5.30%, 1/17/2013                                200,000              210,535

                                                                                                             6,845,152
               ENERGY -- 8.03%
                Energy Equipment & Services -- 0.79%
  a,b             RDS Ultra-Deepwater Ltd., 11.875%, 3/15/2017                          1,000,000            1,120,000
                  Seacor Holdings, Inc., 7.375%, 10/1/2019                              1,000,000            1,097,808
                Oil, Gas & Consumable Fuels -- 7.24%
  a               Black Elk Energy Offshore, 13.75%, 12/1/2015                          2,000,000            2,010,000
  a,b             Bumi Capital PTE Ltd., 12.00%, 11/10/2016                             1,000,000            1,165,000
  a               DCP Midstream LLC, 9.75%, 3/15/2019                                     500,000              653,487
                  Energy Transfer Partners LP, 8.50%, 4/15/2014                           500,000              581,728
                  Enterprise Products Operating LP, 7.034%, 1/15/2068                   2,000,000            2,102,500
  a,b             Gaz Capital SA, 7.51%, 7/31/2013                                      1,000,000            1,102,536
  a               Maritimes & Northeast Pipeline LLC, 7.50%, 5/31/2014                    918,800              998,846
                  Niska Gas Storage, 8.875%, 3/15/2018                                  2,000,000            2,100,000
  a               Northern Tier Energy LLC, 10.50%, 12/1/2017                           1,500,000            1,653,750
  a,b             Odebrecht Drill VIII/IX, 6.35%, 6/30/2021                             2,000,000            2,110,000
  a,b             Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019                      1,000,000            1,207,500
                  Plains All American Pipeline LP, 8.75%, 5/1/2019                      1,000,000            1,258,019
                  Raam Global Energy Co., 12.50%, 10/1/2015                             2,000,000            2,100,000
                  Tennessee Gas Pipeline Co., 8.00%, 2/1/2016                           1,000,000            1,208,804

                                                                                                            22,469,978
              FOOD, BEVERAGE & TOBACCO -- 1.29%
                Beverages -- 0.20%
                  Constellation Brands, Inc., 8.375%, 12/15/2014                          500,000              568,750
                Food Products -- 0.67%
                  Bunge Ltd. Finance Co., 5.10%, 7/15/2015                                321,000              345,153
  a               Harmony Foods Corp., 10.00%, 5/1/2016                                 1,500,000            1,530,000
                Tobacco -- 0.42%
                  Lorillard Tobacco Co, 8.125%, 6/23/2019                               1,000,000            1,164,752

                                                                                                             3,608,655
              HEALTH CARE EQUIPMENT & SERVICES -- 1.15%
                Health Care Equipment & Supplies -- 0.20%
                  Beckman Coulter, Inc., 6.00%, 6/1/2015                                  500,000              568,185
                Health Care Providers & Services -- 0.37%
  a               Aurora Diagnostics Holdings LLC, 10.75%, 1/15/2018                    1,000,000            1,035,000
                Health Care Technology -- 0.58%
                  Merge Healthcare, Inc., 11.75%, 5/1/2015                              1,500,000            1,605,000

                                                                                                             3,208,185
              INSURANCE -- 7.70%
                Insurance -- 7.70%
  a,b             Dai Ichi Mutual Life, 7.25%, 12/31/2049                               2,000,000            1,998,826
  a               Forethought Financial Group, 8.625%, 4/15/2021                        2,000,000            2,033,602
  a               International Lease Finance Corp., 6.50%, 9/1/2014                    2,000,000            2,120,000
                  International Lease Finance Corp., 5.75%, 5/15/2016                     500,000              492,358
  a               National Life Insurance of Vermont, 10.50%, 9/15/2039                 1,000,000            1,289,187
                  Northwind Holdings LLC Series 2007-1A Class A1, 1.034%, 12/1/2037     1,475,000            1,138,213
  a,b,e           Oil Casualty Insurance, 8.00%, 9/15/2034                              1,934,000            1,624,560
  a               Oil Insurance Ltd., 7.558%, 12/29/2049                                1,000,000              915,700
  a               Prudential Holdings LLC, 8.695%, 12/18/2023                             585,000              709,102
  a,b             QBE Insurance Group Ltd., 5.647%, 7/1/2023                            2,500,000            2,419,500
  a,b             QBE Insurance Group Ltd., 9.75%, 3/14/2014                              780,000              907,486
  a,b             Swiss Re Capital I LP, 6.854%, 5/29/2049                              2,000,000            1,922,970
                  Unum Group, 7.125%, 9/30/2016                                           500,000              573,917
  a,b             White Mountains RE Group, 7.506%, 5/29/2049                           1,000,000              954,090
                  Willis North America, Inc., 7.00%, 9/29/2019                          1,286,000            1,424,950
  a               ZFS Finance USA Trust II, 6.45%, 12/15/2065                           1,000,000            1,015,000

                                                                                                            21,539,461
              MATERIALS -- 0.44%
                Metals & Mining -- 0.23%
  a,b             Posco, 8.75%, 3/26/2014                                                 500,000              581,770
  b               Rio Tinto Alcan, Inc., 5.00%, 6/1/2015                                   50,000               55,022
                Miscellaneous -- 0.21%
  a,b             Anglo American Capital, 9.375%, 4/8/2014                                500,000              597,759

                                                                                                             1,234,551
              MEDIA -- 1.16%
                Media -- 1.16%
  a               Friendfinder Networks, 14.00%, 9/30/2013                                599,284              630,746
  a               Proquest LLC, 9.00%, 10/15/2018                                       2,000,000            2,050,000
                  Washington Post Co., 7.25%, 2/1/2019                                    500,000              574,975

                                                                                                             3,255,721
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.75%
                Biotechnology -- 0.71%
  e               JPR Royalty LLC, 14.00%, 12/1/2020                                    2,000,000            2,000,000
                Pharmaceuticals -- 1.04%
                  Axcan Intermediate Holdings, Inc., 12.75%, 3/1/2016                   1,000,000            1,083,750
  a               KV Pharmaceutical Co., 12.00%, 3/15/2015                              2,000,000            1,822,500

                                                                                                             4,906,250
              RETAILING -- 0.77%
                Internet & Catalog Retail -- 0.19%
                  Ticketmaster, 10.75%, 8/1/2016                                          500,000              545,000
                Multiline Retail -- 0.38%
  a,b             Grupo Famsa S.A.B. de C.V., 11.00%, 7/20/2015                         1,000,000            1,077,000
                Specialty Retail -- 0.20%
                  Best Buy, Inc., 6.75%, 7/15/2013                                        500,000              546,230

                                                                                                             2,168,230
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.40%
                Semiconductors & Semiconductor Equipment -- 0.40%
                  KLA Tencor Corp., 6.90%, 5/1/2018                                     1,000,000            1,129,618

                                                                                                             1,129,618
              SOFTWARE & SERVICES -- 2.14%
                Information Technology Services -- 0.36%
  a               Igate Corp., 9.00%, 5/1/2016                                          1,000,000            1,010,000
                Internet Software & Services -- 1.40%
  a,b             EAccess Ltd., 8.25%, 4/1/2018                                         1,000,000              997,500
  a               Earthlink, Inc., 8.875%, 5/15/2019                                    2,000,000            1,815,000
                  SSI Investment II/CP-ISSR LLC, 11.125%, 6/1/2018                      1,000,000            1,105,000
                Software -- 0.38%
                  Aspect Software, Inc., 10.625%, 5/7/2017                              1,000,000            1,075,000

                                                                                                             6,002,500
              TECHNOLOGY HARDWARE & EQUIPMENT -- 1.46%
                Communications Equipment -- 1.08%
  a               Brightstar Corp., 9.50%, 12/1/2016                                    1,000,000            1,070,000
  a,e             Richland Towers, 7.87%, 3/15/2041                                     2,000,000            1,946,480
                Electronic Equipment, Instruments & Components -- 0.38%
                  Avnet, Inc., 5.875%, 6/15/2020                                        1,000,000            1,055,940

                                                                                                             4,072,420
              TELECOMMUNICATION SERVICES -- 3.28%
                Diversified Telecommunication Services -- 2.30%
                  Centurylink, Inc., 6.45%, 6/15/2021                                   2,000,000            1,977,138
                  Frontier Communications, 8.25%, 4/15/2017                             1,000,000            1,087,500
                  Global Crossing Ltd., 12.00%, 9/15/2015                               1,000,000            1,165,000
                  Qwest Corp., 8.875%, 3/15/2012                                        1,000,000            1,052,500
                  Qwest Corp., 8.375%, 5/1/2016                                           500,000              590,000
  b               Telecom Italia Capital, 0.886%, 7/18/2011                               550,000              549,950
                Wireless Telecommunication Services -- 0.98%
  a               CC Holdings GS V LLC/Crown Castle Intl. Corp., 7.75%, 5/1/2017        1,500,000            1,623,750
  a,b             Digicel SA, 12.00%, 4/1/2014                                            500,000              578,750
  a,b             Vimpelcom, 8.25%, 5/23/2016                                             500,000              549,375

                                                                                                             9,173,963
              TRANSPORTATION -- 6.30%
                Air Freight & Logistics -- 0.16%
                  FedEx Corp., 8.76%, 5/22/2015                                           397,958              444,803
                Airlines -- 5.83%
  a,b             Air Canada, 9.25%, 8/1/2015                                           2,000,000            2,047,500
                  American Airlines, 10.375%, 7/2/2019                                  1,331,175            1,537,507
                  American Airlines, Inc., 13.00%, 8/1/2016                               806,158              931,112
                  American Airlines, Inc., 10.50%, 10/15/2012                           2,000,000            2,122,500
                  Continental Airlines, 6.90%, 7/2/2018                                 1,488,087            1,486,153
  e               Continental Airlines, 7.02%, 5/1/2017                                 1,338,923            1,325,533
  a               Jet Equipment Trust, 9.41%, 12/15/2013                                1,484,323            1,424,950
                  JetBlue Airways Corp., 0.533%, 1/2/2014                               2,000,000            1,855,000
                  United Airlines, Inc., 12.75%, 7/15/2012                                491,040              533,392
  a               United Airlines, Inc., 9.875%, 8/1/2013                               1,800,000            1,890,000
  e               US Airways, 7.076%, 9/20/2022                                         1,141,926            1,150,490
                Marine -- 0.31%
  a               Windsor Petroleum Transport Corp., 7.84%, 1/15/2021                     956,943              870,866

                                                                                                            17,619,806
              UTILITIES -- 9.96%
                Electric Utilities -- 4.44%
                  Alabama Power Capital Trust V, 3.405%, 10/1/2042                        700,000              696,822
  a,b             Centrais Eletricas DO PA, 10.50%, 6/3/2016                            2,000,000            2,072,500
                  Comed Financing III, 6.35%, 3/15/2033                                 1,500,000            1,298,110
                  Commonwealth Edison, 6.15%, 3/15/2012                                   300,000              311,463
  a,b             Dubai Electricity & Water, 6.375%, 10/21/2016                         1,000,000            1,037,500
  a               Duquesne Light Holdings, 6.40%, 9/15/2020                             2,000,000            2,068,806
                  Metropolitan Edison, 7.70%, 1/15/2019                                   250,000              301,329
                  Public Service Co. of New Mexico, 7.95%, 5/15/2018                    1,325,000            1,495,516
                  Puget Energy, Inc., 6.50%, 12/15/2020                                 2,000,000            2,065,400
  a,b             Taqa Abu Dhabi National Energy Co., 6.60%, 8/1/2013                   1,000,000            1,082,500
                Gas Utilities -- 1.03%
  a               Source Gas LLC., 5.90%, 4/1/2017                                      1,000,000            1,008,891
                  Southern Union Co., 7.20%, 11/1/2066                                  2,000,000            1,860,000
                Independent Power Producers & Energy Traders -- 1.61%
  a,b             Inkia Energy Ltd., 8.375%, 4/4/2021                                   2,000,000            2,050,000
  a               Ipalco Enterprises, Inc., 5.00%, 5/1/2018                             2,000,000            1,953,708
                  RRI Energy, Inc., 7.625%, 6/15/2014                                     500,000              515,000
                Multi-Utilities -- 2.88%
                  Amerenenergy Generating Co., 7.00%, 4/15/2018                         1,000,000            1,023,729
                  Black Hills Corp., 9.00%, 5/15/2014                                     500,000              579,470
                  CMS Energy Corp., 8.75%, 6/15/2019                                    2,000,000            2,441,286
  a               Enogex LLC, 6.875%, 7/15/2014                                         1,000,000            1,102,409
                  NiSource Finance Corp., 6.40%, 3/15/2018                              1,130,000            1,280,108
                  Sempra Energy, 9.80%, 2/15/2019                                         250,000              335,352
  a               Texas-New Mexico Power, 9.50%, 4/1/2019                               1,000,000            1,285,042

                                                                                                            27,864,941

            TOTAL CORPORATE BONDS (Cost $152,577,949)                                                      165,733,305

            CONVERTIBLE BONDS -- 3.03%
               DIVERSIFIED FINANCIALS -- 1.75%
                Capital Markets -- 0.88%
  a               Apollo Investment Corp., 5.75%, 1/15/2016                             1,500,000            1,477,500
  a               Hercules Technology, 6.00%, 4/15/2016                                 1,000,000              977,500
                Diversified Financial Services -- 0.87%
  a               ICAHN Enterprise LP, 4.00%, 8/15/2013                                 2,000,000            1,922,600
                  KKR Financial Holdings LLC, 7.00%, 7/15/2012                            505,000              527,725

                                                                                                             4,905,325
              FOOD, BEVERAGE & TOBACCO -- 0.29%
                Beverages -- 0.29%
                  Central European Distribution Corp., 3.00%, 3/15/2013                 1,000,000              820,000

                                                                                                               820,000
              MATERIALS -- 0.63%
                Metals & Mining -- 0.63%
  a,b             Jaguar Mining, Inc., 4.50%, 11/1/2014                                 2,000,000            1,772,500

                                                                                                             1,772,500
              TRANSPORTATION -- 0.35%
                Marine -- 0.35%
  a               Ultrapetrol Bahamas Ltd., 7.25%, 1/15/2017                            1,000,000              985,000

                                                                                                               985,000

            TOTAL CONVERTIBLE BONDS (Cost $8,531,456)                                                        8,482,825

            MUNICIPAL BONDS -- 4.54%
                  California Health Facilities Financing Authority (Developmental
                  Disabilities-B), 7.875%, 2/1/2026                                     1,940,000            2,206,653
                  Los Angeles California Municipal Improvement Corp. Lease Revenue
                  (Build America Bonds), 6.165%, 11/1/2020                              1,885,000            2,007,977
                  Louisiana Public Facilities Authority Revenue (Black & Gold
                  Facilities Project C), 5.15%, 4/1/2012                                   90,000               90,131
  a               Midwest Family Housing, 5.168%, 7/1/2016                                770,000              754,200
                  Oakland California Redevelopment Agency, 8.00%, 9/1/2016              1,000,000            1,052,000
                  Ohio State Solid Waste (Republic Services Project), 4.25%,
                  4/1/2033                                                                900,000              922,050
                  Oklahoma Development Finance Authority, 8.00%, 5/1/2020               1,500,000            1,480,770
                  San Bernardino County California Redevelopment Agency (San
                  Sevaine), 8.45%, 9/1/2030                                             2,000,000            1,984,620
                  San Marcos California Redevelopment Agency Tax Allocation,
                  6.125%, 10/1/2018                                                     1,000,000              997,570
                  Texas State Public Finance Authority Charter School Finance
                  Corp. (ED-New Frontiers Series Q), 8.75%, 8/15/2027                     750,000              748,582
                  Wisconsin State Health & Educational Facilities (Richland
                  Hospital), 7.08%, 6/1/2016                                              470,000              457,639

            TOTAL MUNICIPAL BONDS (Cost $11,953,366)                                                        12,702,192

            U.S. TREASURY SECURITIES -- 0.74%
                  U.S. Treasury, 2.25%, 1/31/2015                                       2,000,000            2,081,328

            TOTAL U.S. TREASURY SECURITIES (Cost $1,993,863)                                                 2,081,328

            U.S. GOVERNMENT AGENCIES -- 0.44%
  a               Agribank FCB, 9.125%, 7/15/2019                                       1,000,000            1,243,080

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $1,044,343)                                                 1,243,080

            OTHER GOVERNMENT -- 1.49%
  a,b             Northern Rock Asset Management plc, 5.625%, 6/22/2017                 3,000,000            3,156,693
  a,b,e           Republic of Iceland, 4.875%, 6/16/2016                                1,000,000            1,002,500

            TOTAL OTHER GOVERNMENT (Cost $4,213,118)                                                         4,159,193

            MORTGAGE BACKED -- 0.00%
                  Federal National Mtg Assoc. CMO Series 1994-37 Class L, 6.50%,
                  3/25/2024                                                                10,167               11,395

            TOTAL MORTGAGE BACKED (Cost $10,207)                                                                11,395

            FOREIGN BONDS -- 9.66%
              BANKS -- 0.80%
                Commercial Banks -- 0.80%
                  Banco Santander Chile (CHL), 6.50%, 9/22/2020                       125,000,000              251,418
                  NRW Bank (NOK), 3.50%, 5/21/2013                                      5,000,000              926,680
                  Royal Bank of Scotland Group plc (CAD), 5.875%, 5/12/2016             1,000,000            1,067,831

                                                                                                             2,245,929
              CONSUMER SERVICES -- 0.03%
                Hotels, Restaurants & Leisure -- 0.03%
  c,d,e           FU JI Food (HKD), 0%, 10/18/2010                                      7,000,000               89,955

                                                                                                                89,955
              DIVERSIFIED FINANCIALS -- 0.83%
                Capital Markets -- 0.83%
                  Morgan Stanley (AUD), 5.37%, 3/1/2013                                 1,000,000            1,054,294
                  Morgan Stanley (BRL), 10.09%, 5/3/2017                                2,000,000            1,262,294

                                                                                                             2,316,588
              FOOD & STAPLES RETAILING -- 0.51%
                Food & Staples Retailing -- 0.51%
                  Wesfarmers Ltd. (AUD), 7.607%, 9/11/2014                              1,300,000            1,440,962

                                                                                                             1,440,962
              FOOD, BEVERAGE & TOBACCO -- 1.56%
                Beverages -- 0.95%
                  Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017         2,000,000            1,297,536
                  Anheuser- Busch InBev (BRL), 9.75%, 11/17/2015                        2,000,000            1,355,205
                Food Products -- 0.61%
                  Viterra, Inc. (CAD), 8.50%, 8/1/2017                                  1,500,000            1,706,931

                                                                                                             4,359,672
              INSURANCE -- 0.61%
                Insurance -- 0.61%
                  ELM BV (AUD), 7.635%, 12/31/2049                                      1,000,000              876,274
                  ELM BV (AUD), 6.35%, 12/27/2049                                       1,000,000              825,885

                                                                                                             1,702,159
              MEDIA -- 0.94%
                Media -- 0.94%
  a               Corus Entertainment (CAD), 7.25%, 2/10/2017                           1,000,000            1,099,072
                  CET 21 SPOL S.R.O. (EUR), 9.00%, 11/1/2017                            1,000,000            1,537,159

                                                                                                             2,636,231
              MISCELLANEOUS -- 2.36%
                Miscellaneous -- 2.36%
                  BK Nederlandse Gemeenten N.V. (NOK), 4.00%, 5/15/2015                 5,000,000              936,392
                  International Bank for Reconstruction and Development (BRL),
  e               9.00%, 4/28/2014                                                      1,000,000              645,372
                  International Finance Corp. (KRW), 1.75%, 8/23/2013               1,450,000,000            1,350,706
                  Kommunalbanken AS (NOK), 4.00%, 1/26/2015                             5,000,000              936,791
                  New South Wales Treasury Corp. (AUD), 3.75%, 11/20/2020               1,000,000            1,212,283
                  Republic of Brazil (BRL), 12.50%, 1/5/2016                            2,025,000            1,527,849

                                                                                                             6,609,393
              TELECOMMUNICATION SERVICES -- 0.15%
                Diversified Telecommunication Services -- 0.15%
                  Wind Acquisition Finance SA (EUR), 11.75%, 7/15/2017                    250,000              407,855

                                                                                                               407,855
              TRANSPORTATION -- 1.50%
                Air Freight & Logistics -- 0.56%
                  Livingston International (CAD), 10.125%, 11/9/2015                    1,500,000            1,549,552
                Airlines -- 0.94%
  e               Iberbond 2004 plc (EUR), 4.235%, 12/24/2017                           2,000,000            2,639,272

                                                                                                             4,188,824
              UTILITIES -- 0.37%
                Industrial Power Production/Energy Trading -- 0.37%
                  Alinta Networks Holdings (AUD), 5.25%, 9/21/2012                      1,000,000            1,043,341

                                                                                                             1,043,341

            TOTAL FOREIGN BONDS (Cost $24,198,438)                                                          27,040,909

            OTHER SECURITIES -- 0.59%
                Loan Participations -- 0.59%
  e               Merisant Co. Term Loan B, 7.50%, 1/31/2014                            1,662,675            1,637,735

            TOTAL OTHER SECURITIES (Cost $1,580,185)                                                         1,637,735

            SHORT TERM INVESTMENTS -- 3.57%
                  Bank of New York Tri-Party Repurchase Agreement 0.22% dated
                  6/30/2011, due 7/01/2011, repurchase price collateralized by
                  4 corporate debt obligations having an average yield of 5.51%, a minimum credit rating of BBB-, maturity dates from
                  4/1/2014 to 6/15/2021, and having an aggregate market value of
                  $10,685,301                                                          10,000,000           10,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $10,000,000)                                                 10,000,000

TOTAL INVESTMENTS -- 96.60% (Cost $253,272,158)                                                      $     270,354,415

OTHER ASSETS LESS LIABILITIES -- 3.40%                                                                       9,502,223

NET ASSETS -- 100.00%                                                                                $     279,856,638

Footnote Legend
a   Securities exempt from registration under Rule 144A of the Securities Act of
    1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, the aggregate value of these securities in the Fund's portfolio was $101,424,125, representing 36.24% of the Fund's net assets.
b   Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c   Bond in default.
d   Non-income producing.
e   Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM        Adjustable Rate Mortgage
AUD        Denominated in Australian Dollars
BRL        Denominated in Brazilian Real
CAD        Denominated in Canadian Dollars
CHL        Denominated in Chilean Peso
CMO        Collateralized Mortgage Obligation
EUR        Denominated in Euros
FCB        Farm Credit Bank
HKD        Denominated in Hong Kong Dollars
KRW        Denominated in Korean Won
Mtg        Mortgage
NOK        Denominated in Norwegian Krone
Pfd        Preferred Stock

                         Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2011
                                           Contract        Contract          Value         Unrealized      Unrealized
Contract Description          Buy/Sell      Amount        Value Date          USD         Appreciation    Depreciation

Euro                            Sell         691,050      08/18/2011     $   1,000,894    $     21,597   $          --
Euro                            Sell         227,500      08/18/2011           329,504           1,796              --
Euro                            Sell       1,525,600      08/18/2011         2,209,629             --        (157,590)

Total                                                                                     $     23,393   $   (157,590)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification
ASC 815-10-50 ("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2011, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2011 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $     17,002,376   $     17,002,376      $          --      $           --
    Preferred Stock (a)                       9,916,738          7,521,812          2,394,926                  --
    Asset Backed Securities                  10,343,339                 --         10,343,339                  --
    Corporate Bonds                         165,733,305                 --        157,490,717           8,242,588
    Convertible Bonds                         8,482,825                 --          8,482,825                  --
    Municipal Bonds                          12,702,192                 --         12,702,192                  --
    U.S. Treasury Securities                  2,081,328          2,081,328                 --                  --
    U.S. Government Agencies                  1,243,080                 --          1,243,080                  --
    Other Government                          4,159,193                 --          3,156,693           1,002,500
    Mortgage Backed                              11,395                 --             11,395                  --
    Foreign Bonds                            27,040,909                 --         23,666,310           3,374,599
    Other Securities                          1,637,735                 --                 --           1,637,735
    Short Term Investments                   10,000,000                 --         10,000,000                  --

Total Investments in Securities        $    270,354,415   $     26,605,516      $ 229,491,477      $   14,257,422

    Other Financial Instruments**
     Forward  Currency Contracts       $         23,393   $              --     $      23,393      $           --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $      (157,590)   $              --     $    (157,590)     $           --

(a) Industry classifications for Preferred Stock in Level 2 consisted of $15,863 in Banks, $541,563 in Food, Beverage & Tobacco, and $1,837,500 in Utilities at June 30, 2011.

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2011, is as follows:

                  Beginning                                    Net        Net Unrealized    Net Transfers       Ending
                   Balance        Gross         Gross        Realized     Appreciation/      in/(out) of        Balance
                  9/30/2010     Purchases       Sales      Gain/(Loss)    (Depreciation)     Level 3 (b)     6/30/2011 (a)
Investments in
Securities     $  9,712,956   $ 13,336,256  $(5,789,254)  $  123,104    $   (719,170)     $  (2,406,470)   $  14,257,422

(a) Level 3 Securities represent 5.09% of Total Net Assets at the period ended June 30, 2011.

(b) Net transfers out of Level 3 were to Level 2, and were due to changes in other significant observable inputs existing during the period ended June 30, 2011. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

Thornburg Value Fund                                                                      June 30, 2011  Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 96.81%
              BANKS -- 8.13%
                Commercial Banks -- 8.13%
                 Mitsubishi UFJ Financial Group, Inc.                                  30,355,130       $  147,052,987
       a         Sterling Financial Corp.                                               2,272,729           36,522,755
                 Turkiye Garanti Bankasi A.S.                                          20,567,300           93,268,840
                 U.S. Bancorp                                                           3,801,758           96,982,847

                                                                                                           373,827,429
              CAPITAL GOODS -- 2.54%
                Industrial Conglomerates -- 2.54%
                 General Electric Co.                                                   6,198,600          116,905,596

                                                                                                           116,905,596
              CONSUMER DURABLES & APPAREL -- 1.09%
                Household Durables -- 1.09%
       a         Pulte Group, Inc.                                                      6,546,000           50,142,360

                                                                                                            50,142,360
              CONSUMER SERVICES -- 1.51%
                Hotels, Restaurants & Leisure -- 1.51%
       a         Life Time Fitness, Inc.                                                1,746,636           69,708,243

                                                                                                            69,708,243
              DIVERSIFIED FINANCIALS -- 8.83%
                Capital Markets -- 3.41%
                 AllianceBernstein Holding LP                                           1,079,195           20,979,551
                 Goldman Sachs Group, Inc.                                              1,019,800          135,725,182
                Diversified Financial Services -- 5.42%
                 Bank of America Corp.                                                 11,063,400          121,254,864
                 JPMorgan Chase & Co.                                                   3,128,925          128,098,189

                                                                                                           406,057,786
              ENERGY -- 17.76%
                Energy Equipment & Services -- 5.49%
                 Baker Hughes, Inc.                                                     1,337,831           97,073,018
                 Transocean Ltd.                                                        2,402,100          155,079,576
                Oil, Gas & Consumable Fuels -- 12.27%
                 Exxon Mobil Corp.                                                      2,178,500          177,286,330
                 Inpex Corp.                                                               25,860          190,163,592
                 OAO Gazprom ADR                                                        7,498,840          109,108,122
       a         Sandridge Energy, Inc.                                                 8,235,715           87,792,722

                                                                                                           816,503,360
              HEALTH CARE EQUIPMENT & SERVICES -- 4.84%
                Health Care Equipment & Supplies -- 3.82%
       a         Alere, Inc.                                                            2,029,900           74,334,938
       a         Varian Medical Systems, Inc.                                           1,449,090          101,465,282
                Health Care Providers & Services -- 1.02%
       a         Community Health Systems, Inc.                                         1,822,624           46,804,984

                                                                                                           222,605,204
              INSURANCE -- 4.89%
                Insurance -- 4.89%
       a         Genworth Financial, Inc.                                               8,828,500           90,756,980
                 Hartford Financial Services Group, Inc.                                5,094,940          134,353,568

                                                                                                           225,110,548
              MATERIALS -- 4.96%
                Metals & Mining -- 4.96%
       b         Tokyo Steel Mfg.                                                      10,800,400          113,497,775
                 United States Steel Corp.                                              2,485,800          114,446,232

                                                                                                           227,944,007
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 9.67%
                Biotechnology -- 4.32%
       a         Gilead Sciences, Inc.                                                  4,797,905          198,681,246
                Life Sciences Tools & Services -- 3.00%
       a         Thermo Fisher Scientific, Inc.                                         2,139,665          137,773,029
                Pharmaceuticals -- 2.35%
                 Roche Holdings AG                                                        646,500          108,192,150

                                                                                                           444,646,425
              RETAILING -- 6.71%
                Specialty Retail -- 6.71%
                 Best Buy Co., Inc.                                                     2,940,100           92,348,541
       a         Office Depot, Inc.                                                    10,561,611           44,569,998
     a,b         OfficeMax, Inc.                                                        4,298,000           33,739,300
                 Staples, Inc.                                                          3,039,200           48,019,360
                 The Gap, Inc.                                                          4,962,600           89,823,060

                                                                                                           308,500,259
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.36%
                Semiconductors & Semiconductor Equipment -- 2.36%
       a         MEMC Electronic Materials, Inc.                                        7,643,851           65,202,049
       a         ON Semiconductor Corp.                                                 4,126,527           43,204,738

                                                                                                           108,406,787
              SOFTWARE & SERVICES -- 13.40%
                Information Technology Services -- 4.12%
       a         Amdocs Ltd.                                                            3,245,948           98,644,360
       a         Fiserv, Inc.                                                           1,448,689           90,731,392
                Internet Software & Services -- 6.06%
       a         Google, Inc.                                                             376,669          190,737,648
       a         Yahoo!, Inc.                                                           5,843,200           87,881,728
                Software -- 3.22%
                 Microsoft Corp.                                                        5,702,400          148,262,400

                                                                                                           616,257,528
              TECHNOLOGY HARDWARE & EQUIPMENT -- 4.93%
                Computers & Peripherals -- 4.28%
       a         Dell, Inc.                                                            11,801,700          196,734,339
                Electronic Equipment, Instruments & Components -- 0.65%
                 Corning, Inc.                                                          1,650,735           29,960,840

                                                                                                           226,695,179
              TELECOMMUNICATION SERVICES -- 5.19%
                Diversified Telecommunication Services -- 2.89%
       a         Global Crossing Ltd.                                                     936,677           35,949,663
       a         Level 3 Communications, Inc.                                          39,653,356           96,754,189
                Wireless Telecommunication Services -- 2.30%
                 KDDI Corp.                                                                14,762          105,803,043

                                                                                                           238,506,895

            TOTAL COMMON STOCK (Cost $4,215,176,510)                                                     4,451,817,606

            CONVERTIBLE BONDS -- 1.18%
              MATERIALS -- 0.63%
                Metals & Mining -- 0.63%
  c               Anglogold Holdings Ltd., 3.50%, 5/22/2014                        $   25,000,000           28,843,750

                                                                                                            28,843,750
              TELECOMMUNICATION SERVICES -- 0.55%
                Diversified Telecommunication Services -- 0.55%
                  Level 3 Communications, Inc., 6.50%, 10/1/2016                       12,049,000           25,408,329

                                                                                                            25,408,329

            TOTAL CONVERTIBLE BONDS (Cost $37,045,149)                                                      54,252,079

            SHORT TERM INVESTMENTS -- 1.33%
                  Bank of New York Tri-Party Repurchase Agreement 0.22% dated
                  6/30/2011, due 7/01/2011, repurchase price collateralized by
                  5 corporate debt obligations having an average yield of 6.87%, a minimum credit rating of BBB-, maturity dates from
                  4/1/2014 to 2/6/2039, and having an aggregate market value of
                  $37,101,475                                                          35,000,000           35,000,000
                  Devon Energy Corp., 0.15%, 7/1/2011                                  26,000,000           26,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $61,000,000)                                                 61,000,000

TOTAL INVESTMENTS -- 99.32% (Cost $4,313,221,659)                                                      $ 4,567,069,685

OTHER ASSETS LESS LIABILITIES -- 0.68%                                                                      31,232,171

NET ASSETS -- 100.00%                                                                                  $ 4,598,301,856

Footnote Legend
a   Non-income producing.
b Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                       Shares/Principal       Gross         Gross      Shares/Principal      Market Value    Investment
Issuer                September 30, 2010    Additions    Reductions     June 30, 2011       June 30, 2011      Income
OfficeMax, Inc.*                      --    4,298,000            --           4,298,000  $     33,739,300   $        --
Tokyo Steel Mfg.*              7,435,600    3,364,800            --          10,800,400       113,497,775       760,834

Total non-controlled affiliated issuers - 3.20% of net assets                            $    147,237,075   $   760,834
*Issuers not affiliated at September 30, 2010.
c   Securities exempt from registration under Rule 144A of the Securities Act of
    1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, the aggregate value of these securities in the Fund's portfolio was $28,843,750, representing 0.63% of the Fund's net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
                         Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2011
                                           Contract        Contract          Value         Unrealized      Unrealized
Contract Description          Buy/Sell      Amount        Value Date          USD         Appreciation    Depreciation

Japanese Yen                   Sell      6,966,190,300    08/31/2011     $  86,556,861    $         --   $    (667,970)
Japanese Yen                   Sell     20,056,400,700    08/31/2011       249,206,383              --        (876,033)
Japanese Yen                   Sell     15,024,754,500    08/31/2011       186,686,773              --      (2,690,661)

Total                                                                                     $         --   $  (4,234,664)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification
ASC 815-10-50 ("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2011, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2011 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.
Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $  4,451,817,606   $  4,451,817,606      $           --     $           --
    Convertible Bonds                        54,252,079                 --          54,252,079                 --
    Short Term Investments                   61,000,000                 --          61,000,000                 --

Total Investments in Securities        $  4,567,069,685   $  4,451,817,606      $  115,252,079     $           --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $    (4,234,664)   $             --      $  (4,234,664)     $           --
     Spot Currency                     $        (3,469)   $         (3,469)     $           --     $           --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2011, is as follows:

                  Beginning                                    Net        Net Unrealized    Net Transfers       Ending
                   Balance        Gross         Gross        Realized     Appreciation/      in/(out) of        Balance
                  9/30/2010     Purchases       Sales      Gain/(Loss)    (Depreciation)     Level 3 (b)     6/30/2011 (a)
Investments in
Securities     $  30,000,000   $       --    $     --      $       --     $          --    $ (30,000,000)    $        --

(a) Level 3 Securities represent 0.00% of Total Net Assets at the period ended June 30, 2011.

(b) Net transfers out of Level 3 were to Level 1, and were due to quoted prices in active markets for identical investments existing during the period ended June 30, 2011. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

Thornburg International Value Fund                                                        June 30, 2011  Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 91.91%
              AUTOMOBILES & COMPONENTS -- 3.90%
                Automobiles -- 3.90%
                 Hyundai Motor Co.                                                      2,820,953     $    626,203,214
                 Toyota Motor Corp.                                                    13,438,126          550,845,485

                                                                                                         1,177,048,699
              BANKS -- 9.05%
                Commercial Banks -- 9.05%
                 BNP Paribas SA                                                         7,573,758          584,629,484
                 China Merchants Bank Co. Ltd.                                        155,470,732          376,404,718
                 Industrial & Commercial Bank of China Ltd.                           578,452,100          439,319,417
                 Mitsubishi UFJ Financial Group, Inc.                                 107,819,900          522,324,837
                 Standard Chartered plc                                                20,321,245          534,227,173
                 Turkiye Garanti Bankasi A.S.                                          60,683,568          275,188,577

                                                                                                         2,732,094,206
              CAPITAL GOODS -- 6.34%
                Aerospace & Defense -- 0.55%
                 Embraer S.A.                                                           5,421,345          166,868,999
                Industrial Conglomerates -- 2.28%
                 Siemens AG                                                             5,003,900          687,181,446
                Machinery -- 3.51%
                 Fanuc Ltd.                                                             2,157,007          358,496,412
                 Komatsu Ltd.                                                          22,586,693          700,564,840

                                                                                                         1,913,111,697
              CONSUMER DURABLES & APPAREL -- 3.92%
                Textiles, Apparel & Luxury Goods -- 3.92%
                 adidas AG                                                              5,979,420          474,306,646
                 LVMH Moet Hennessy Louis Vuitton SA                                    3,940,056          709,066,552

                                                                                                         1,183,373,198
              CONSUMER SERVICES -- 1.55%
                Hotels, Restaurants & Leisure -- 1.55%
       a         Carnival plc                                                          12,085,525          468,041,764

                                                                                                           468,041,764
              DIVERSIFIED FINANCIALS -- 7.53%
                Capital Markets -- 3.59%
                 Credit Suisse Group AG                                                10,571,738          411,175,537
                 Deutsche Bank AG                                                       7,376,911          435,928,217
                 Julius Baer Group Ltd.                                                 5,777,758          238,669,682
                Diversified Financial Services -- 3.94%
                 BM&F Bovespa SA                                                       40,721,200          269,535,127
                 Hong Kong Exchanges & Clearing Ltd.                                   26,157,400          548,580,346
       b         ING Groep N.V.                                                        30,088,400          370,397,845

                                                                                                         2,274,286,754
              ENERGY -- 9.87%
                Energy Equipment & Services -- 2.83%
                 Schlumberger Ltd.                                                      6,954,505          600,869,232
                 Seadrill Ltd.                                                          7,222,524          254,220,422
                Oil, Gas & Consumable Fuels -- 7.04%
       b         BG Group plc                                                          24,473,892          555,410,663
                 Canadian Natural Resources Ltd.                                        9,894,900          414,796,835
                 Cenovus Energy, Inc.                                                   7,442,913          280,908,324
                 CNOOC Ltd.                                                           252,218,070          589,892,809
                 Coal India Ltd.                                                       32,418,974          285,082,460

                                                                                                         2,981,180,745
              FOOD & STAPLES RETAILING -- 3.34%
                Food & Staples Retailing -- 3.34%
                 Tesco plc                                                             93,417,218          602,718,813
                 Wal-Mart de Mexico SAB de C.V.                                       137,062,200          406,790,917

                                                                                                         1,009,509,730
              FOOD, BEVERAGE & TOBACCO -- 5.12%
                Beverages -- 1.04%
                 Sabmiller plc                                                          8,615,750          314,099,753
                Food Products -- 1.97%
                 Nestle SA                                                              9,542,600          593,042,938
                Tobacco -- 2.11%
                 British American Tobacco plc                                          14,534,525          637,065,825

                                                                                                         1,544,208,516
              HEALTH CARE EQUIPMENT & SERVICES -- 3.65%
                Health Care Equipment & Supplies -- 1.00%
                 Covidien plc                                                           5,658,498          301,201,848
                Health Care Providers & Services -- 2.65%
                 Fresenius Medical Care AG & Co.                                        7,344,894          549,069,128
       a         Sinopharm Group Co. H                                                 74,602,800          250,219,500

                                                                                                         1,100,490,476
              HOUSEHOLD & PERSONAL PRODUCTS -- 2.89%
                Household Products -- 1.94%
                 Reckitt Benckiser plc                                                 10,635,620          587,195,907
                Personal Products -- 0.95%
                 Natura Cosmeticos SA                                                  11,460,500          286,393,169

                                                                                                           873,589,076
              INSURANCE -- 2.93%
                Insurance -- 2.93%
                 Allianz SE                                                             3,009,807          420,448,717
                 China Life Insurance Co.                                              73,238,610          250,349,798
                 Dai-ichi Life Insurance Co.                                              153,157          213,645,502

                                                                                                           884,444,017
              MATERIALS -- 7.71%
                Chemicals -- 3.17%
                 Air Liquide SA                                                         3,863,440          553,757,642
                 Potash Corp. of Saskatchewan, Inc.                                     7,098,500          404,543,515
                Construction Materials -- 1.26%
                 Lafarge SA                                                             5,984,204          381,354,331
                Metals & Mining -- 3.28%
                 ArcelorMittal                                                         14,269,100          496,512,469
                 BHP Billiton Ltd.                                                     10,477,762          492,221,301

                                                                                                         2,328,389,258
              MEDIA -- 2.40%
                Media -- 2.40%
                 Pearson plc                                                           16,108,031          304,026,573
                 Publicis Groupe                                                        7,526,002          419,636,733

                                                                                                           723,663,306
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 6.37%
                Pharmaceuticals -- 6.37%
                 Novartis AG                                                           10,081,996          617,570,971
                 Novo Nordisk A/S                                                       5,735,512          719,810,436
                 Teva Pharmaceutical Industries Ltd. ADR                               12,164,900          586,591,478

                                                                                                         1,923,972,885
              RETAILING -- 2.94%
                Specialty Retail -- 2.94%
                 Hennes & Mauritz AB                                                   13,523,874          466,318,365
                 Kingfisher plc                                                        98,103,317          420,709,104

                                                                                                           887,027,469
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.99%
                Semiconductors & Semiconductor Equipment -- 0.99%
                 ARM Holdings plc                                                      31,717,000          299,316,869

                                                                                                           299,316,869
              SOFTWARE & SERVICES -- 3.55%
                Internet Software & Services -- 1.03%
                 Tencent Holdings Ltd.                                                  5,598,109          152,079,911
       b         Yandex NV                                                              4,444,800          157,834,848
                Software -- 2.52%
       b         Check Point Software Technologies Ltd.                                 1,201,600           68,310,960
                 SAP AG                                                                11,460,205          693,843,765

                                                                                                         1,072,069,484
              TECHNOLOGY HARDWARE & EQUIPMENT -- 3.29%
                Communications Equipment -- 2.06%
                 HTC Corp.                                                             18,493,671          621,960,631
                Office Electronics -- 1.23%
                 Canon, Inc.                                                            7,811,938          369,709,754

                                                                                                           991,670,385
              TELECOMMUNICATION SERVICES -- 3.01%
                Diversified Telecommunication Services -- 1.73%
                 Telefonica SA                                                         21,332,753          521,575,639
                Wireless Telecommunication Services -- 1.28%
                 KDDI Corp.                                                                54,056          387,433,228

                                                                                                           909,008,867
              TRANSPORTATION -- 1.56%
                Road & Rail -- 1.56%
                 Canadian National Railway Co.                                          5,889,800          471,086,290

                                                                                                           471,086,290

            TOTAL COMMON STOCK (Cost $21,640,701,540)                                                   27,747,583,691

            PREFERRED STOCK -- 2.72%
              AUTOMOBILES & COMPONENTS -- 2.72%
                Automobiles -- 2.72%
                 Volkswagen AG Pfd                                                      3,980,450          821,679,531

            TOTAL PREFERRED STOCK (Cost $361,324,244)                                                      821,679,531

            SHORT TERM INVESTMENTS -- 4.00%
                  AGL Capital Corp., 0.24%, 7/1/2011                               $   42,000,000           42,000,000
                  AGL Capital Corp., 0.25%, 7/1/2011                                   50,000,000           50,000,000
                  American Water Capital, 0.30%, 7/1/2011                              30,000,000           30,000,000
                  Autozone, Inc., 0.25%, 7/5/2011                                      30,000,000           29,999,167
                  Bank of New York Tri-Party Repurchase Agreement 0.22% dated
                  6/30/2011, due 7/01/2011, repurchase price collateralized by
                  3 corporate debt obligations having an average yield of 5.38%, a minimum credit rating of BBB-, maturity dates from
                  6/15/2016 to 3/1/2039, and having an aggregate market value of
                  $26,753,887                                                          25,000,000           25,000,000
                  BMW U.S. Capital LLC, 0.22%, 7/1/2011                                54,000,000           54,000,000
                  BMW U.S. Capital LLC, 0.27%, 7/1/2011                                41,000,000           41,000,000
                  Carolina Power & Light, 0.30%, 7/8/2011                              35,000,000           34,997,958
                  Dairy Farmers of America, 0.35%, 7/1/2011                            47,127,000           47,127,000
                  DCP Midstream LLC, 0.27%, 7/1/2011                                   60,000,000           60,000,000
                  DCP Midstream LLC, 0.28%, 7/7/2011                                   30,000,000           29,998,600
                  Devon Energy Corp., 0.15%, 7/1/2011                                 150,400,000          150,400,000
                  Devon Energy Corp., 0.19%, 7/1/2011                                  10,000,000           10,000,000
                  Florida Power & Light Co., 0.20%, 7/6/2011                           20,400,000           20,399,433
                  Kansas City Power & Light, 0.26%, 7/1/2011                            9,993,000            9,993,000
                  Kansas City Power & Light, 0.25%, 7/5/2011                           19,000,000           18,999,472
                  Kansas City Power & Light, 0.25%, 7/6/2011                           40,000,000           39,998,611
                  Kraft Foods, Inc., 0.13%, 7/1/2011                                   25,000,000           25,000,000
                  McCormick & Co., 0.07%, 7/1/2011                                     30,000,000           30,000,000
                  Mississippi State, put 7/7/2011 (Nissan; Insured: Bank of
                  America) (weekly demand notes), 0.15%, 11/1/2028                     28,790,000           28,790,000
                  New York City Municipal Water Finance, put 7/1/2011 (SPA:
                  Landesbank Hessen-Thuringen) (daily demand notes), 0.06%,
                  6/15/2039                                                            10,000,000           10,000,000
                  Northern IL Gas Corp., 0.09%, 7/1/2011                               16,000,000           16,000,000
                  Northwest Natural Gas Co., 0.12%, 7/1/2011                           16,000,000           16,000,000
                  Oglethorpe Power Corp., 0.17%, 7/5/2011                              42,364,000           42,363,200
                  Oglethorpe Power Corp., 0.17%, 7/7/2011                              29,357,000           29,356,168
                  Oneok, Inc., 0.25%, 7/8/2011                                         12,000,000           11,999,417
                  Pepco Holdings, Inc., 0.50%, 7/5/2011                                12,200,000           12,199,322
                  Sherwin Williams Co., 0.13%, 7/1/2011                                10,000,000           10,000,000
                  South Fulton Georgia Municipal Water & Sewer Authority, put
                  7/7/2011 (LOC: Bank of America) (weekly demand notes), 0.07%,
                  1/1/2033                                                              7,365,000            7,365,000
                  Toyota Motor Credit Corp., 0.11%, 7/5/2011                           50,000,000           49,999,389
                  Toyota Motor Credit Corp., 0.11%, 7/6/2011                           50,000,000           49,999,236
                  Wellpoint, Inc., 0.12%, 7/1/2011                                    175,000,000          175,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $1,207,984,974)                                           1,207,984,973

TOTAL INVESTMENTS -- 98.63% (Cost $23,210,010,758)                                                   $  29,777,248,195

OTHER ASSETS LESS LIABILITIES -- 1.37%                                                                     414,481,075

NET ASSETS -- 100.00%                                                                                $  30,191,729,270

Footnote Legend
a Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                           Shares/Principal      Gross         Gross      Shares/Principal     Market Value    Investment
Issuer                    September 30, 2010   Additions    Reductions     June 30, 2011      June 30, 2011       Income
Carnival plc                  11,352,925         732,600            --         12,085,525  $    468,041,764  $  6,915,471
Sinopharm Group Co. H*        67,089,500       7,513,300            --         74,602,800                 *     1,659,419

Total non-controlled affiliated issuers - 1.55% of net assets                              $    468,041,764  $  8,574,890
*Issuer not affiliated at June 30, 2011.
b   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
ARM        Adjustable Rate Mortgage
LOC        Letter of Credit
Pfd        Preferred Stock
SPA        Stand-by Purchase Agreement
                         Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2011
                                           Contract        Contract          Value         Unrealized      Unrealized
Contract Description          Buy/Sell      Amount        Value Date          USD         Appreciation    Depreciation

Euro                           Sell     552,269,300       11/09/2011     $   797,917,602  $         --   $  (6,449,423)
Euro                           Sell     823,781,300       08/24/2011       1,192,935,459            --     (28,755,370)

Total                                                                                     $         --   $ (35,204,793)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification
ASC 815-10-50 ("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2011, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2011 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $ 27,747,583,691   $ 27,747,583,691      $            --    $           --
    Preferred Stock                         821,679,531        821,679,531                   --                --
    Short Term Investments                1,207,984,973                 --        1,207,984,973                --

Total Investments in Securities        $ 29,777,248,195   $ 28,569,263,222      $ 1,207,984,973    $           --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $   (35,204,793)   $             --      $   (35,204,793)   $           --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between levels during the period ended June 30, 2011.

Thornburg Core Growth Fund                                                                June 30, 2011  Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 99.42%
              AUTOMOBILES & COMPONENTS -- 2.41%
                Auto Components -- 2.41%
                 Gentex Corp.                                                             838,527     $     25,348,671

                                                                                                            25,348,671
              BANKS -- 2.40%
                Commercial Banks -- 2.40%
       a         SVB Financial Group                                                      423,806           25,305,456

                                                                                                            25,305,456
              CAPITAL GOODS -- 2.27%
                Trading Companies & Distributors -- 2.27%
       a         RSC Holdings, Inc.                                                     2,001,511           23,938,072

                                                                                                            23,938,072
              DIVERSIFIED FINANCIALS -- 13.65%
                Capital Markets -- 8.08%
       a         Affiliated Managers Group, Inc.                                          261,387           26,517,711
                 Charles Schwab Corp.                                                   1,961,435           32,265,606
       a         UBS AG                                                                 1,438,900           26,236,499
                Diversified Financial Services -- 5.57%
       a         Encore Capital Group, Inc.                                               498,000           15,298,560
       a         Intercontinental Exchange, Inc.                                          184,144           22,964,598
       a         Portfolio Recovery Associates, Inc.                                      240,794           20,416,924

                                                                                                           143,699,898
              ENERGY -- 3.66%
                Energy Equipment & Services -- 2.30%
                 Baker Hughes, Inc.                                                       333,600           24,206,016
                Oil, Gas & Consumable Fuels -- 1.36%
       a         Continental Resources, Inc.                                              220,900           14,338,619

                                                                                                            38,544,635
              FOOD & STAPLES RETAILING -- 2.29%
                Food & Staples Retailing -- 2.29%
                 PriceSmart, Inc.                                                         469,495           24,052,229

                                                                                                            24,052,229
              HEALTH CARE EQUIPMENT & SERVICES -- 7.21%
                Health Care Equipment & Supplies -- 2.13%
       a         Zoll Medical Corp.                                                       395,306           22,398,038
                Health Care Providers & Services -- 5.08%
       a         HMS Holdings Corp.                                                       357,690           27,495,630
       a         Medco Health Solutions, Inc.                                             459,600           25,976,592

                                                                                                            75,870,260
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 9.01%
                Biotechnology -- 6.14%
       a         Alexion Pharmaceuticals, Inc.                                            351,310           16,522,109
       a         Gilead Sciences, Inc.                                                  1,161,479           48,096,845
                Pharmaceuticals -- 2.87%
       a         Salix Pharmaceuticals Ltd.                                               757,837           30,184,648

                                                                                                            94,803,602
              RETAILING -- 6.06%
                Internet & Catalog Retail -- 3.32%
       a         Amazon.com, Inc.                                                         171,015           34,970,857
                Specialty Retail -- 2.74%
                 The Gap, Inc.                                                          1,591,600           28,807,960

                                                                                                            63,778,817
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.77%
                Semiconductors & Semiconductor Equipment -- 4.77%
                 ASM International N.V.                                                   605,400           23,883,830
       a         ON Semiconductor Corp.                                                 2,518,498           26,368,674

                                                                                                            50,252,504
              SOFTWARE & SERVICES -- 28.43%
                Information Technology Services -- 5.05%
       a         Fiserv, Inc.                                                             337,784           21,155,412
                 Visa, Inc.                                                               379,756           31,998,241
                Internet Software & Services -- 8.74%
       a         Baidu, Inc. ADR                                                          161,900           22,687,047
       a         Google, Inc.                                                              61,569           31,177,310
       a         RightNow Technologies, Inc.                                              717,280           23,239,872
       a         Travelzoo, Inc.                                                           55,300            3,559,200
       a         Yandex NV                                                                319,300           11,338,343
                Software -- 14.64%
       a         BroadSoft, Inc.                                                          716,044           27,302,758
       a         Intuit, Inc.                                                             623,500           32,334,710
                 Microsoft Corp.                                                        1,610,438           41,871,388
       a         RealD, Inc.                                                              877,122           20,515,883
       a         SolarWinds, Inc.                                                       1,225,579           32,036,635

                                                                                                           299,216,799
              TECHNOLOGY HARDWARE & EQUIPMENT -- 11.22%
                Communications Equipment -- 3.74%
                 Qualcomm, Inc.                                                           693,200           39,366,828
                Computers & Peripherals -- 5.77%
       a         EMC Corp.                                                              1,513,100           41,685,905
       a         Fusion-Io,  Inc.                                                         630,700           18,977,763
                Electronic Equipment, Instruments & Components -- 1.71%
       a         Universal Display Corp.                                                  513,538           18,020,049

                                                                                                           118,050,545
              TELECOMMUNICATION SERVICES -- 2.95%
                Wireless Telecommunication Services -- 2.95%
       a         SBA Communications Corp.                                                 812,200           31,017,918

                                                                                                            31,017,918
              TRANSPORTATION -- 3.09%
                Air Freight & Logistics -- 3.09%
                 FedEx Corp.                                                              342,927           32,526,626

                                                                                                            32,526,626

            TOTAL COMMON STOCK (Cost $852,517,028)                                                       1,046,406,032

TOTAL INVESTMENTS -- 99.42% (Cost $852,517,028)                                                      $   1,046,406,032

OTHER ASSETS LESS LIABILITIES -- 0.58%                                                                       6,086,227

NET ASSETS -- 100.00%                                                                                 $  1,052,492,259

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification
ASC 815-10-50 ("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2011, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.
In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $  1,046,406,032   $  1,046,406,032      $           --     $           --

Total Investments in Securities        $  1,046,406,032   $  1,046,406,032      $           --     $           --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra and Standard & Poor's (S&P).

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between levels during the period ended June 30, 2011.

Thornburg International Growth Fund                                                       June 30, 2011  Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 92.53%
              CAPITAL GOODS -- 2.10%
                Construction & Engineering -- 2.10%
                 Tower Bersama Infrastructure                                          14,938,500     $      4,137,244

                                                                                                             4,137,244
              COMMERCIAL & PROFESSIONAL SERVICES -- 7.43%
                Commercial Services & Supplies -- 2.96%
                 CPP Group plc                                                            875,379            1,945,842
                 Regus plc                                                              2,193,700            3,897,505
                Professional Services -- 4.47%
                 Experian plc                                                             354,800            4,518,479
                 Seek Ltd.                                                                621,365            4,291,908

                                                                                                            14,653,734
              CONSUMER DURABLES & APPAREL -- 2.39%
                Textiles, Apparel & Luxury Goods -- 2.39%
                 Compagnie Financiere Richemont SA                                         71,900            4,707,814

                                                                                                             4,707,814
              CONSUMER SERVICES -- 10.06%
                Diversified Consumer Services -- 1.42%
       a         New Oriental Education & Technology Group, Inc. ADR                       25,200            2,815,344
                Hotels, Restaurants & Leisure -- 8.64%
       a         7 Days Group Holdings Ltd. ADR                                           166,698            3,222,273
                 Domino's Pizza UK & IRL plc                                              551,800            3,575,216
       a         Genting Singapore plc                                                  1,194,000            1,876,105
       a         Jubilant Foodworks Ltd.                                                  203,249            4,312,775
       a         Las Vegas Sands Corp.                                                     48,500            2,047,185
                 Wynn Macau Ltd.                                                          616,800            2,013,277

                                                                                                            19,862,175
              DIVERSIFIED FINANCIALS -- 2.18%
                Capital Markets -- 2.18%
       a         UBS AG                                                                   236,000            4,303,158

                                                                                                             4,303,158
              ENERGY -- 5.05%
                Oil, Gas & Consumable Fuels -- 5.05%
                 Cenovus Energy, Inc.                                                     120,100            4,532,780
                 CNOOC Ltd.                                                             2,322,000            5,430,742

                                                                                                             9,963,522
              FOOD & STAPLES RETAILING -- 4.98%
                Food & Staples Retailing -- 4.98%
                 PriceSmart, Inc.                                                         105,840            5,422,183
                 Tesco plc                                                                682,200            4,401,488

                                                                                                             9,823,671
              FOOD, BEVERAGE & TOBACCO -- 0.85%
                Beverages -- 0.85%
                 Remy Cointreau SA                                                         19,900            1,674,917

                                                                                                             1,674,917
              HEALTH CARE EQUIPMENT & SERVICES -- 6.36%
                Health Care Equipment & Supplies -- 1.75%
                 St. Shine Optical Co. Ltd.                                               227,356            3,447,127
                Health Care Providers & Services -- 4.61%
                 Diagnosticos da America SA                                               321,100            4,320,700
                 Orpea                                                                     98,400            4,780,273

                                                                                                            12,548,100
              MEDIA -- 3.51%
                Media -- 3.51%
       a         Kabel Deutschland Holding AG                                              52,600            3,234,182
                 Television Broadcasts Ltd.                                               559,484            3,695,526

                                                                                                             6,929,708
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 3.84%
                Biotechnology -- 1.68%
                 Grifols SA                                                               165,683            3,325,270
                Pharmaceuticals -- 2.16%
       a         Genomma Lab Internacional SA                                           1,673,900            4,260,342

                                                                                                             7,585,612
              RETAILING -- 13.55%
                Internet & Catalog Retail -- 7.88%
       a         ASOS plc                                                                  46,000            1,771,866
       a         MakeMyTrip Ltd.                                                          153,621            3,763,715
                 Start Today Co. Ltd.                                                     220,900            4,393,030
       a         YOOX S.p.A                                                               202,250            3,724,818
       a         zooplus AG                                                                13,465            1,903,811
                Multiline Retail -- 2.00%
                 Clicks Group Ltd.                                                        631,500            3,945,824
                Specialty Retail -- 3.67%
       a         Carphone Warehouse Group plc                                             666,300            4,523,472
       a         SuperGroup plc                                                           195,915            2,710,421

                                                                                                            26,736,957
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.38%
                Semiconductors & Semiconductor Equipment -- 5.38%
                 ASM International N.V.                                                   118,000            4,655,256
                 Infineon Technologies AG                                                 262,200            2,947,537
       a         Sequans Communications SA ADR                                            211,317            3,011,267

                                                                                                            10,614,060
              SOFTWARE & SERVICES -- 15.10%
                Internet Software & Services -- 11.80%
       a         Baidu, Inc. ADR                                                           35,600            4,988,628
                 Kakaku.com, Inc.                                                             715            5,018,011
       a         Telecity Group plc                                                       455,680            4,051,646
       a         Xing AG                                                                   60,472            4,748,601
       a         Yandex NV                                                                125,800            4,467,158
                Software -- 3.30%
       a         AutoNavi Holdings Ltd. ADR                                               179,300            2,662,605
       a         Check Point Software Technologies Ltd.                                    67,800            3,854,430

                                                                                                            29,791,079
              TECHNOLOGY HARDWARE & EQUIPMENT -- 3.59%
                Communications Equipment -- 3.59%
       a         EXFO, Inc.                                                               418,770            3,258,031
                 Qualcomm, Inc.                                                            67,500            3,833,325

                                                                                                             7,091,356
              TELECOMMUNICATION SERVICES -- 4.07%
                Wireless Telecommunication Services -- 4.07%
                 KDDI Corp.                                                                   620            4,443,699
                 Vodafone Group plc                                                     1,355,400            3,595,855

                                                                                                             8,039,554
              TRANSPORTATION -- 2.09%
                Air Freight & Logistics -- 2.09%
                 Glovis Co. Ltd.                                                           25,600            4,124,198

                                                                                                             4,124,198

            TOTAL COMMON STOCK (Cost $157,065,629)                                                         182,586,859

            SHORT TERM INVESTMENTS -- 3.14%
                 Devon Energy Corp., 0.15%, 7/1/2011                               $    6,200,000            6,200,000

            TOTAL SHORT TERM INVESTMENTS (Cost $6,200,000)                                                   6,200,000

TOTAL INVESTMENTS -- 95.67% (Cost $163,265,629)                                                      $     188,786,859

OTHER ASSETS LESS LIABILITIES -- 4.33%                                                                       8,547,207

NET ASSETS -- 100.00%                                                                                $     197,334,066

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt

                         Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2011
                                           Contract        Contract          Value         Unrealized      Unrealized
Contract Description          Buy/Sell      Amount        Value Date          USD         Appreciation    Depreciation

Euro                            Sell       2,932,600      09/21/2011     $  4,243,365     $         --    $    (32,885)
Euro                            Sell       6,074,400      09/21/2011        8,789,435               --        (235,526)
Great Britain Pound             Sell      12,033,400      09/21/2011       19,294,672               --         (11,028)
Japanese Yen                    Sell      88,779,300      07/07/2011        1,102,791           27,192              --
Japanese Yen                    Sell     157,432,700      07/07/2011        1,955,583               --         (15,180)
Japanese Yen                    Sell     229,084,500      07/07/2011        2,845,621               --         (31,142)
Japanese Yen                    Sell     211,957,000      07/07/2011        2,632,868               --         (74,515)
South African Rand              Sell      13,435,200      12/08/2011        1,941,935               --            (151)

Total                                                                                     $     27,192    $   (400,427)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification
ASC 815-10-50 ("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2011, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2011 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $    182,586,859   $    182,586,859      $           --     $           --
    Short Term Investments                    6,200,000                 --           6,200,000                 --

Total Investments in Securities        $    188,786,859   $    182,586,859      $    6,200,000     $           --

    Other Financial Instruments**
     Forward  Currency Contracts       $         27,192   $             --      $       27,192     $           --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $      (400,427)   $             --      $     (400,427)    $           --

 * See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between levels during the period ended June 30, 2011.

Thornburg Investment Income Builder Fund                                                  June 30, 2011  Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 76.37%
              BANKS -- 2.82%
                Commercial Banks -- 2.37%
                 Banque Cantonale Vaudoise                                                 55,100     $     33,096,045
                 Intesa Sanpaolo                                                        5,141,942           13,690,291
                 Intesa Sanpaolo-RSP                                                   17,996,800           38,860,001
                 Liechtensteinische Landesbank AG                                       1,150,000          103,134,107
                 St. Galler Kantonalbank                                                   63,124           34,705,999
                Thrifts & Mortgage Finance -- 0.45%
                 Capitol Federal Financial, Inc.                                        3,600,000           42,336,000

                                                                                                           265,822,443
              CAPITAL GOODS -- 0.20%
                Industrial Conglomerates -- 0.20%
                 NWS Holdings Ltd.                                                     13,821,000           18,506,858

                                                                                                            18,506,858
              CONSUMER SERVICES -- 1.97%
                Hotels, Restaurants & Leisure -- 1.97%
                 Berjaya Sports Toto Berhad                                            14,600,000           21,710,217
                 McDonald's Corp.                                                       1,461,500          123,233,680
                 OPAP SA                                                                2,581,800           40,247,961

                                                                                                           185,191,858
              DIVERSIFIED FINANCIALS -- 5.04%
                Capital Markets -- 3.44%
                 AllianceBernstein Holdings LP                                            900,000           17,496,000
                 Apollo Investment Corp.                                                9,015,800           92,051,318
                 Ares Capital Corp.                                                     5,206,400           83,666,848
                 Och-Ziff Capital Management Group                                      2,750,000           38,142,500
       a         Solar Capital Ltd.                                                     3,600,000           88,884,000
       a         Solar Capital Ltd.                                                       150,000            3,703,500
                Diversified Financial Services -- 1.60%
                 Bolsas y Mercados Espanoles                                              520,500           15,492,330
                 Hong Kong Exchanges & Clearing Ltd.                                    2,317,300           48,599,067
                 KKR Financial Holdings, LLC                                            8,800,000           86,328,000

                                                                                                           474,363,563
              ENERGY -- 9.68%
                Energy Equipment & Services -- 1.89%
                 Fred Olsen Energy ASA                                                    251,717            8,901,996
                 Seadrill Ltd.                                                          4,810,394          169,317,595
                Oil, Gas & Consumable Fuels -- 7.79%
                 Canadian Oil Sands Ltd.                                                4,233,000          122,146,705
                 Eni SpA                                                                7,406,300          175,173,370
                 Origin Energy Ltd.                                                        37,076              627,903
                 Royal Dutch Shell plc ADR                                              2,698,200          191,922,966
                 Total SA                                                               4,213,300          243,663,432

                                                                                                           911,753,967
              FOOD & STAPLES RETAILING -- 0.97%
                Food & Staples Retailing -- 0.97%
                 Sysco Corp.                                                            2,942,300           91,740,914

                                                                                                            91,740,914
              FOOD, BEVERAGE & TOBACCO -- 5.66%
                Beverages -- 1.76%
                 Coca Cola Co.                                                          2,462,400          165,694,896
                Food Products -- 1.83%
                 Kraft Foods, Inc.                                                      3,158,400          111,270,432
                 Marine Harvest                                                        15,132,523           12,133,730
                 Nestle SA                                                                786,900           48,903,390
                Tobacco -- 2.07%
                 Philip Morris International, Inc.                                      2,928,900          195,562,653

                                                                                                           533,565,101
              HOUSEHOLD & PERSONAL PRODUCTS -- 0.63%
                Household Products -- 0.63%
                 Kimberly-Clark Corp.                                                     886,400           58,998,784

                                                                                                            58,998,784
              INSURANCE -- 2.75%
                Insurance -- 2.75%
                 Allianz SE                                                               177,200           24,753,585
                 Gjensidige Forsikring ASA                                              7,406,701           91,294,147
                 Legal & General Group plc                                             26,642,200           50,541,639
                 Scor SE                                                                1,601,000           45,505,116
                 Zurich Financial Services AG                                             184,200           46,578,555

                                                                                                           258,673,042
              MATERIALS -- 1.36%
                Metals & Mining -- 1.36%
                 Impala Platinum Holdings Ltd.                                          1,349,900           36,371,718
                 Southern Copper Corp.                                                  2,799,400           92,016,278

                                                                                                           128,387,996
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 6.06%
                Pharmaceuticals -- 6.06%
                 Merck & Co.                                                            1,057,800           37,329,762
                 Novartis AG                                                            2,639,800          161,700,506
                 Pfizer, Inc.                                                          10,186,200          209,835,720
                 Roche Holding AG                                                         966,600          161,761,070

                                                                                                           570,627,058
              REAL ESTATE -- 6.08%
                Real Estate Investment Trusts -- 5.61%
                 Annaly Capital Management, Inc.                                        5,570,640          100,494,346
                 Anworth Mortgage Asset Corp.                                           3,067,800           23,039,178
                 Capstead Mortgage Corp.                                                2,425,817           32,505,948
                 Chimera Investment Corp.                                              19,280,300           66,709,838
                 Dexus Property Group                                                  62,862,143           59,332,086
       a         Dynex Capital, Inc.                                                    2,351,183           22,759,451
                 Invesco Mortgage Capital, Inc.                                         4,506,700           95,226,571
                 MFA Financial, Inc.                                                   15,913,397          127,943,712
                Real Estate Management & Development -- 0.47%
                 Hopewell Holdings Ltd.                                                14,025,000           44,426,828

                                                                                                           572,437,958
              RETAILING -- 0.61%
                Multiline Retail -- 0.61%
                 David Jones Ltd.                                                      13,231,303           57,616,439

                                                                                                            57,616,439
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.33%
                Semiconductors & Semiconductor Equipment -- 3.33%
                 Intel Corp.                                                            6,966,070          154,368,111
                 Mediatek, Inc.                                                         3,382,235           36,738,466
                 Taiwan Semiconductor Manufacturing Co. Ltd.                           48,726,000          122,478,709

                                                                                                           313,585,286
              SOFTWARE & SERVICES -- 2.93%
                Information Technology Services -- 0.86%
                 Paychex, Inc.                                                          2,653,000           81,500,160
                Software -- 2.07%
                 Microsoft Corp.                                                        7,500,000          195,000,000

                                                                                                           276,500,160
              TELECOMMUNICATION SERVICES -- 18.01%
                Diversified Telecommunication Services -- 13.34%
                 AT&T, Inc.                                                             5,017,490          157,599,361
                 France Telecom SA                                                      6,839,100          145,443,342
                 Koninklijke KPN N.V.                                                  14,991,600          218,052,838
                 Singapore Telecommunications Ltd.                                     36,036,164           92,415,466
       b         TDC A/S                                                                5,496,726           50,164,544
                 Telecom Italia S.p.A.                                                 15,929,200           22,164,185
                 Telecom Italia-RSP S.p.A.                                             12,230,500           14,233,184
                 Telefonica SA                                                          6,664,174          162,935,877
                 Telstra Corp. Ltd.                                                    95,718,275          296,695,166
                 Verizon Communications, Inc.                                           2,609,000           97,133,070
                Wireless Telecommunication Services -- 4.67%
                 Advanced Info Service Public Company Ltd.                             15,190,452           51,417,641
                 China Mobile Ltd.                                                     14,751,207          136,674,766
                 SK Telecom Co. Ltd.                                                      463,500           70,112,162
                 Vodafone Group plc                                                    68,506,900          181,747,704

                                                                                                         1,696,789,306
              TRANSPORTATION -- 1.17%
                Transportation Infrastructure -- 1.17%
                 Hopewell Highway Infrastructure Ltd.                                  15,722,341           10,304,167
                 MAp Airports                                                          27,913,009           99,993,297

                                                                                                           110,297,464
              UTILITIES -- 7.10%
                Electric Utilities -- 5.30%
                 CEZ AS                                                                 2,377,600          122,345,876
                 E. ON AG                                                               2,372,300           67,376,122
                 Enel S.p.A.                                                           42,412,700          277,017,449
                 Entergy Corp.                                                            483,567           33,017,955
                Multi-Utilities -- 1.80%
                 GDF Suez                                                               4,634,496          169,597,187

                                                                                                           669,354,589

            TOTAL COMMON STOCK (Cost $6,585,380,128)                                                     7,194,212,786

            PREFERRED STOCK -- 3.59%
              BANKS -- 2.15%
                Commercial Banks -- 2.15%
                 Barclays Bank plc Pfd, 7.10%                                             200,000            5,070,000
                 Fifth Third Bancorp Pfd, 8.50%                                           564,789           79,895,052
                 First Tennessee Bank Pfd, 3.75%                                           12,000            7,856,250
                 Huntington Bancshares Pfd, 8.50%                                          95,087          109,540,224

                                                                                                           202,361,526
              DIVERSIFIED FINANCIALS -- 0.27%
                Capital Markets -- 0.03%
                 Morgan Stanley Pfd, 4.00%                                                120,000            2,484,000
                Diversified Financial Services -- 0.24%
                 Bank of America Corp. Pfd, 3.00%                                         420,000            7,005,600
                 Citigroup Capital XII Pfd, 8.50%                                         600,000           15,492,000

                                                                                                            24,981,600
              INSURANCE -- 0.21%
                Insurance -- 0.21%
                 Principal Financial Group Pfd, 5.563%                                    201,500           19,803,682

                                                                                                            19,803,682
              MISCELLANEOUS -- 0.11%
                U.S. Government Agencies -- 0.11%
                 Farm Credit Bank of Texas Pfd, 10.00%                                      9,000           10,265,625

                                                                                                            10,265,625
              REAL ESTATE -- 0.13%
                Real Estate Investment Trusts -- 0.13%
                 Alexandria Real Estate Pfd, 7.00%                                        463,500           12,120,525

                                                                                                            12,120,525
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.21%
                Communications Equipment -- 0.21%
                 Lucent Technologies Capital Trust I Pfd, 7.75%                            20,500           20,166,875

                                                                                                            20,166,875
              TELECOMMUNICATION SERVICES -- 0.18%
                Wireless Telecommunication Services -- 0.18%
                 Centaur Funding Corp. Pfd, 9.08%                                          15,000           17,071,875

                                                                                                            17,071,875
              UTILITIES -- 0.33%
                Multi-Utilities -- 0.33%
                 Centerpoint Energy, Inc. Pfd, 7.5%                                       850,000           31,237,500

            TOTAL PREFERRED STOCK (Cost $274,949,416)                                                      338,009,208

            EXCHANGE TRADED FUNDS -- 0.29%
                 iShares High Yield Corporate Bond                                        300,000           27,393,000

            TOTAL EXCHANGE TRADED FUNDS (Cost $19,847,775)                                                  27,393,000

            ASSET BACKED SECURITIES -- 0.25%
              BANKS -- 0.03%
                Commercial Banks -- 0.03%
                  Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                  2.742%, 2/25/2035                                                $   10,161,589            1,686,077
                  Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                  3.506%, 3/25/2035                                                     9,591,203            1,111,378

                                                                                                             2,797,455
              DIVERSIFIED FINANCIALS -- 0.20%
                Capital Markets -- 0.15%
                  Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 2.755%, 8/25/2033        590,900              427,915
                  Merrill Lynch Mtg Investors Trust, 2.716%, 8/25/2034                  6,200,300            4,992,871
                  Morgan Stanley Capital, Inc. Series 2005-HE7 Class A2C, 0.506%,
                  11/25/2035                                                            9,997,864            8,715,513
                Diversified Financial Services -- 0.05%
                  Banc of America Funding Corp. Series 2006-I Class SB1, 3.336%,
                  12/20/2036                                                            3,228,967              606,001
                  Banc of America Mtg Securities Series 2005-A Class B1, 2.978%,
                  2/25/2035                                                             5,185,804            2,161,048
                  Citigroup Mtg Loan Trust, Inc., 2.89%, 3/25/2034                      1,480,608            1,226,114
                  Structured Asset Security Corp. Series 2002-27A Class B1,
                  2.525%, 1/25/2033                                                     2,553,016              447,387

                                                                                                            18,576,849
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.02%
                Pharmaceuticals -- 0.02%
  c               QHP PhaRMA, 10.25%, 3/15/2015                                         2,125,501            2,171,879

            TOTAL ASSET BACKED SECURITIES (Cost $46,100,834)                                                23,546,183

            CORPORATE BONDS -- 12.38%
              AUTOMOBILES & COMPONENTS -- 0.07%
                Automobiles -- 0.07%
  c               American Honda Finance, 7.625%, 10/1/2018                             5,000,000            6,155,590

                                                                                                             6,155,590
              BANKS -- 0.57%
                Commercial Banks -- 0.57%
  c,d             Alfa Diversified, 2.31%, 3/15/2012                                    1,312,500            1,312,500
  c,d             Banco Industrial e Comercial S.A., 6.25%, 1/20/2013                   9,000,000            9,247,500
                  Fifth Third Bancorp, 6.25%, 5/1/2013                                  2,750,000            2,977,345
  c,d             Groupe BPCE, 12.50%, 8/29/2049                                       10,211,000           11,685,060
  b,c,d,e,f       Landsbanki Islands HF, 7.431%, 12/31/2049                             5,000,000                    0
                  National City Preferred Capital Trust I, 12.00%, 12/29/2049           3,250,000            3,577,470
                  PNC Financial Services Group, Inc., 8.25%, 5/29/2049                 10,000,000           10,577,390
  c               PNC Preferred Funding Trust III, 8.70%, 12/31/2049                    4,500,000            4,745,025
                  Provident Bank of Maryland, 9.50%, 5/1/2018                           5,600,000            6,261,741
  d               Shinhan Bank, 6.819%, 9/20/2036                                         900,000              946,651
                  Wells Fargo Capital XIII Preferred Note, 7.70%, 12/29/2049            2,500,000            2,550,000

                                                                                                            53,880,682
              CAPITAL GOODS -- 0.33%
                Industrial Conglomerates -- 0.20%
                  Otter Tail Corp., 9.00%, 12/15/2016                                  17,000,000           18,870,000
                Trading Companies & Distributors -- 0.13%
                  International Lease Finance Corp. E-Capital Trust I, 5.74%,
  c               12/21/2065                                                           15,000,000           12,242,850

                                                                                                            31,112,850
              CONSUMER SERVICES -- 0.10%
                Hotels, Restaurants & Leisure -- 0.10%
                  Seneca Nation Indians Capital Improvements Authority, 6.75%,
  c               12/1/2013                                                             2,480,000            2,461,450
  c               Sizzling Platter, LLC, 12.25%, 4/15/2016                              7,000,000            7,157,500

                                                                                                             9,618,950

                Capital Markets -- 0.09%
                  Goldman Sachs Group, Inc., 5.625%, 1/15/2017                          8,000,000            8,469,104
                Consumer Finance -- 0.52%
                  American Express Credit Co., 5.875%, 5/2/2013                         5,000,000            5,382,705
                  Capital One Capital IV, 6.745%, 2/17/2037                             6,400,000            6,488,000
                  Capital One Financial Corp., 6.15%, 9/1/2016                         25,000,000           27,580,500
                  SLM Corp., 4.00%, 7/25/2014                                           2,000,000            1,969,160
                  SLM Corp. LIBOR Floating Rate Note, 0.574%, 1/27/2014                 5,000,000            4,741,520
                  TMX Finance LLC/TitleMax Finance Corp., 13.25%, 7/15/2015             2,500,000            2,806,250
                Diversified Financial Services -- 0.55%
                  Citigroup, Inc., 5.00%, 9/15/2014                                    16,250,000           17,029,317
  d               Export-Import Bank of Korea, 8.125%, 1/21/2014                        2,750,000            3,143,597
                  JPMorgan Chase & Co., 7.90%, 4/29/2049                               15,000,000           16,111,350
  d               Korea Development Bank, 5.30%, 1/17/2013                                800,000              842,141
                  MBNA Corp., 6.125%, 3/1/2013                                          2,000,000            2,141,650
                  National Rural Utilities CFC, 10.375%, 11/1/2018                      5,000,000            6,924,620
                  SquareTwo Financial Corp., 11.625%, 4/1/2017                          5,000,000            5,225,000

                                                                                                           108,854,914
              ENERGY -- 2.45%
                Energy Equipment & Services -- 0.28%
                  Nabors Industries, Inc., 9.25%, 1/15/2019                            10,500,000           13,309,191
  c,d             RDS Ultra-Deepwater Ltd., 11.875%, 3/15/2017                          9,400,000           10,528,000
                  Seacor Holdings, Inc., 7.375%, 10/1/2019                              2,000,000            2,195,616
                Oil, Gas & Consumable Fuels -- 2.17%
  c               Black Elk Energy Offshore, 13.75%, 12/1/2015                         16,750,000           16,833,750
  c,d             Bumi Capital PTE Ltd., 12.00%, 11/10/2016                             3,000,000            3,495,000
  c               DCP Midstream, LLC, 9.75%, 3/15/2019                                  5,000,000            6,534,875
                  Enbridge Energy Partners LP, 9.875%, 3/1/2019                         9,750,000           12,844,201
  c               Enogex, LLC, 6.875%, 7/15/2014                                        2,000,000            2,204,818
  c               Enogex, LLC, 6.25%, 3/15/2020                                         2,500,000            2,753,433
                  Enterprise Products Operating LP, 7.034%, 1/15/2068                  20,880,000           21,950,100
  c               Gaz Capital SA, 8.146%, 4/11/2018                                     2,000,000            2,352,500
  c               GS Caltex Corp., 7.25%, 7/2/2013                                      7,000,000            7,663,670
                  Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019                     8,000,000           10,258,920
  c               Maritimes & Northeast Pipeline, LLC, 7.50%, 5/31/2014                 6,891,000            7,491,344
                  Murphy Oil Corp., 6.375%, 5/1/2012                                    5,000,000            5,205,795
                  Niska Gas Storage, 8.875%, 3/15/2018                                  8,739,000            9,175,950
                  NuStar Logistics, 7.65%, 4/15/2018                                   18,000,000           21,500,496
                  Oneok Partners LP, 5.90%, 4/1/2012                                    3,000,000            3,112,131
                  Oneok Partners LP, 8.625%, 3/1/2019                                   8,000,000           10,170,536
  c,d             Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019                      4,000,000            4,830,000
  c,d             Petroplus Finance Ltd., 6.75%, 5/1/2014                               5,000,000            4,900,000
                  Plains Exploration & Production Co., 7.625%, 6/1/2018                 1,000,000            1,050,000
                  RAAM Global Energy Co., 12.50%, 10/1/2015                            12,000,000           12,600,000
                  Southern Union Co., 7.20%, 11/1/2066                                 23,020,000           21,408,600
                  Teppco Partners LP, 7.00%, 6/1/2067                                   7,000,000            6,982,500
  c               Woodside Financial Ltd., 8.125%, 3/1/2014                             8,000,000            9,266,280

                                                                                                           230,617,706
              FOOD & STAPLES RETAILING -- 0.12%
                Food & Staples Retailing -- 0.12%
                  Rite Aid Corp., 8.625%, 3/1/2015                                      3,000,000            2,805,000
                  Rite Aid Corp., 9.375%, 12/15/2015                                    9,500,000            8,858,750

                                                                                                            11,663,750
              FOOD, BEVERAGE & TOBACCO -- 0.34%
                Beverages -- 0.03%
                  Anheuser Busch Cos., Inc., 4.70%, 4/15/2012                           3,000,000            3,093,897
                Food Products -- 0.04%
  c               Harmony Foods Corp, 10.00%, 5/1/2016                                  3,500,000            3,570,000
                Tobacco -- 0.27%
                  Altria Group, Inc., 8.50%, 11/10/2013                                 4,000,000            4,636,048
                  Altria Group, Inc., 9.70%, 11/10/2018                                10,750,000           14,126,801
  c,d             B.A.T. International Finance, plc, 9.50%, 11/15/2018                  5,000,000            6,689,125

                                                                                                            32,115,871
              HEALTH CARE EQUIPMENT & SERVICES -- 0.31%
                Health Care Equipment & Supplies -- 0.05%
                  Alere, Inc., 8.625%, 10/1/2018                                        5,000,000            5,100,000
                Health Care Providers & Services -- 0.12%
  c               Aurora Diagnostics Holdings, LLC, 10.75%, 1/15/2018                  11,000,000           11,385,000
                Health Care Technology -- 0.14%
                  Merge Healthcare, Inc., 11.75%, 5/1/2015                             12,000,000           12,840,000

                                                                                                            29,325,000
              INSURANCE -- 1.65%
                Insurance -- 1.65%
                  American General Finance Corp., 4.875%, 7/15/2012                     1,000,000              995,000
  c,d             Dai Ichi Mutual Life, 7.25%, 12/31/2049                              12,000,000           11,992,956
                  Hartford Financial Services Group, 8.125%, 6/15/2038                  9,650,000           10,397,875
  c               Liberty Mutual Group, Inc., 5.75%, 3/15/2014                          1,000,000            1,061,083
  c               Metlife Capital Trust X, 9.25%, 4/8/2068                             12,000,000           14,640,000
                  Metlife, Inc. Series A, 6.817%, 8/15/2018                             4,000,000            4,683,424
  c               National Life Insurance of Vermont, 10.50%, 9/15/2039                 2,000,000            2,578,374
                  Northwind Holdings, LLC Series 2007-1A Class A1, 1.034%,
                  12/1/2037                                                             5,162,500            3,983,746
  c,d             Oil Insurance Ltd., 7.558%, 12/29/2049                                4,000,000            3,662,800
                  Pacific Life Global Funding CPI Floating Rate Note, 4.86%,
  c               2/6/2016                                                              2,000,000            2,019,800
  c               Prudential Holdings, LLC, 8.695%, 12/18/2023                          4,500,000            5,454,630
  c,d             QBE Insurance Group Ltd., 5.647%, 7/1/2023                           10,613,000           10,271,262
  c               Swiss Re Capital I LP, 6.854%, 5/29/2049                             40,865,000           39,291,085
                  Transatlantic Holdings, Inc., 5.75%, 12/14/2015                      14,647,000           15,699,914
  c               White Mountains Re Group Ltd., 7.506%, 5/29/2049                     14,000,000           13,357,260
  c               ZFS Finance USA Trust II, 6.45%, 12/15/2065                          14,198,000           14,410,970
  c               ZFS Finance USA Trust V, 6.50%, 5/9/2037                              1,260,000            1,253,700

                                                                                                           155,753,879
              MATERIALS -- 0.43%
                Construction Materials -- 0.17%
  c,d             C8 Capital Ltd., 6.64%, 12/31/2049                                    2,000,000            1,480,000
                  CRH America, Inc., 8.125%, 7/15/2018                                 12,000,000           14,231,112
                Containers & Packaging -- 0.03%
  c               Plastipak Holdings, Inc., 10.625%, 8/15/2019                          2,250,000            2,531,250
                Metals & Mining -- 0.23%
  c,d             Anglo American Capital, 9.375%, 4/8/2014                              3,500,000            4,184,310
  c,d             Bemax Resources Ltd., 9.375%, 7/15/2014                               5,000,000            4,400,000
                  Freeport-McMoRan Copper & Gold, 8.375%, 4/1/2017                      4,965,000            5,424,262
  c               GTL Trade Finance, Inc., 7.25%, 10/20/2017                            7,000,000            7,840,000

                                                                                                            40,090,934
              MEDIA -- 0.34%
                Media -- 0.34%
                  Comcast Cable Communications, 8.875%, 5/1/2017                        5,000,000            6,377,145
                  DIRECTV Holdings, LLC, 7.625%, 5/15/2016                              3,000,000            3,270,000
                  Time Warner Cable, Inc., 8.75%, 2/14/2019                            14,000,000           17,838,940
                  Time Warner Cable, Inc., 8.25%, 2/14/2014                             4,000,000            4,652,596

                                                                                                            32,138,681
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.25%
                Biotechnology -- 0.08%
  e               JPR Royalty, LLC, 14.00%, 12/1/2020                                   5,000,000            5,000,000
                  Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
  e               Certificate CPI Floating Rate Note, 4.532%, 2/1/2014                  3,000,000            2,990,940
                Pharmaceuticals -- 0.17%
                  Axcan Intermediate Holdings, Inc., 12.75%, 3/1/2016                   4,250,000            4,605,937
  c               KV Pharmaceutical Co., 12.00%, 3/15/2015                             12,000,000           10,935,000

                                                                                                            23,531,877
              RETAILING -- 0.08%
                Internet & Catalog Retail -- 0.02%
                  Ticketmaster, 10.75%, 8/1/2016                                        1,500,000            1,635,000
                Multiline Retail -- 0.02%
  c,d             Grupo Famsa S.A.B. de C.V., 11.00%, 7/20/2015                         1,500,000            1,615,500
                Specialty Retail -- 0.04%
                  Best Buy, Inc., 6.75%, 7/15/2013                                      4,000,000            4,369,836

                                                                                                             7,620,336
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.14%
                Semiconductors & Semiconductor Equipment -- 0.14%
                  KLA Tencor Corp., 6.90%, 5/1/2018                                    10,000,000           11,296,180
                  National Semiconductor Corp., 6.15%, 6/15/2012                        2,000,000            2,084,826

                                                                                                            13,381,006
              SOFTWARE & SERVICES -- 0.35%
                Information Technology Services -- 0.05%
  c               Igate Corp., 9.00%, 5/1/2016                                          5,000,000            5,050,000
                Internet Software & Services -- 0.28%
  c,d             EAccess Ltd., 8.25%, 4/1/2018                                         4,000,000            3,990,000
  c               Earthlink, Inc., 8.875%, 5/15/2019                                   12,000,000           10,890,000
                  SSI Investments II/CO-ISSR, LLC, 11.125%, 6/1/2018                    3,000,000            3,315,000
  e               Yahoo!, Inc., 6.65%, 8/10/2026                                        8,147,594            8,066,118
                Software -- 0.02%
                  Aspect Software, Inc., 10.625%, 5/7/2017                              2,000,000            2,150,000

                                                                                                            33,461,118
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.06%
                Communications Equipment -- 0.06%
  c               Brightstar Corp., 9.50%, 12/1/2016                                    5,000,000            5,350,000

                                                                                                             5,350,000
              TELECOMMUNICATION SERVICES -- 0.82%
                Diversified Telecommunication Services -- 0.74%
  d               Deutsche Telekom International Finance B.V., 8.75%, 6/15/2030        26,150,000           34,512,561
  d               Global Crossing Ltd., 12.00%, 9/15/2015                               4,000,000            4,660,000
  c,d             Global Crossing Ltd., 9.00%, 11/15/2019                               8,000,000            9,760,000
                  Level 3 Financing, Inc., 9.25%, 11/1/2014                             7,912,000            8,139,470
  d               Telecom Italia Capital SA, 5.25%, 10/1/2015                           4,190,000            4,356,025
  c,d             Telemar Norte Leste SA, 5.50%, 10/23/2020                             9,065,000            8,951,687
                Wireless Telecommunication Services -- 0.08%
  c,d             Digicel SA, 12.00%, 4/1/2014                                          2,000,000            2,315,000
  c,d             Vimpelcom, 8.25%, 5/23/2016                                           4,500,000            4,944,375

                                                                                                            77,639,118
              TRANSPORTATION -- 0.29%
                Airlines -- 0.15%
  c,d             Air Canada, 9.25%, 8/1/2015                                           9,000,000            9,213,750
                  American Airlines, Inc., 13.00%, 8/1/2016                             4,030,789            4,655,561
                Marine -- 0.14%
                  Commercial Barge Line Co., 12.50%, 7/15/2017                          2,000,000            2,245,000
                  United Maritime, LLC, 11.75%, 6/15/2015                               3,500,000            3,657,500
  c               Windsor Petroleum Transport Corp., 7.84%, 1/15/2021                   8,557,939            7,788,152

                                                                                                            27,559,963
              UTILITIES -- 2.52%
                Electric Utilities -- 1.24%
                  Alabama Power Capital Trust V, 3.405%, 10/1/2042                      4,000,000            3,981,840
                  Arizona Public Service Co., 5.50%, 9/1/2035                           4,000,000            3,885,736
                  Arizona Public Service Co., 8.75%, 3/1/2019                           6,500,000            8,345,142
  c,d             Centrais Eletricas DO PA, 10.50%, 6/3/2016                           16,000,000           16,580,000
                  Comed Financing III, 6.35%, 3/15/2033                                 2,961,000            2,562,470
  c,d             E. CL SA, 5.625%, 1/15/2021                                           2,000,000            2,054,412
  c,d             Enel Finance International S.A., 6.25%, 9/15/2017                    38,000,000           41,950,822
                  Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018                   8,000,000            8,942,152
  c               Great River Energy, 5.829%, 7/1/2017                                  1,872,755            2,076,343
  c               Monongahela Power Co., 7.95%, 12/15/2013                              2,000,000            2,267,016
  c               Texas-New Mexico Power, 9.50%, 4/1/2019                              19,000,000           24,415,798
                Gas Utilities -- 0.11%
                  Southwest Gas Corp., 7.625%, 5/15/2012                                9,465,000            9,912,742
                Independent Power Producers & Energy Traders -- 0.20%
  c,d             Inkia Energy Ltd., 8.375%, 4/4/2021                                  18,000,000           18,450,000
                Multi-Utilities -- 0.97%
                  Ameren Illinois Co., 9.75%, 11/15/2018                                5,000,000            6,570,255
                  AmerenEnergy Generating Co., 7.00%, 4/15/2018                         9,050,000            9,264,747
                  Black Hills Corp., 9.00%, 5/15/2014                                   4,500,000            5,215,234
                  Dominion Resources, Inc., 8.875%, 1/15/2019                          14,750,000           19,095,232
                  NiSource Finance Corp., 6.15%, 3/1/2013                              12,237,000           13,163,231
                  NiSource Finance Corp., 6.40%, 3/15/2018                             20,000,000           22,656,780
                  Sempra Energy, 9.80%, 2/15/2019                                       7,750,000           10,395,904
                  Sempra Energy, 8.90%, 11/15/2013                                      2,000,000            2,311,478
                  Union Electric Co., 6.70%, 2/1/2019                                   2,500,000            2,935,588

                                                                                                           237,032,922

            TOTAL CORPORATE BONDS (Cost $980,320,058)                                                    1,166,905,147

            CONVERTIBLE BONDS -- 1.70%
              DIVERSIFIED FINANCIALS -- 1.21%
                Capital Markets -- 0.08%
  c               Hercules Technology Grow, 6.00%, 4/15/2016                            7,000,000            6,842,500
                Diversified Financial Services -- 1.14%
  c               ICAHN Enterprise LP, 4.00%, 8/15/2013                                10,000,000            9,613,000
                  KKR Financial Holdings, LLC, 7.00%, 7/15/2012                        61,600,000           64,372,000
                  KKR Financial Holdings, LLC, 7.50%, 1/15/2017                        22,750,000           32,816,875

                                                                                                           113,644,375
              FOOD, BEVERAGE & TOBACCO -- 0.08%
                Beverages -- 0.08%
                  Central European Distribution Corp., 3.00%, 3/15/2013                 9,300,000            7,626,000

                                                                                                             7,626,000
              MATERIALS -- 0.10%
                Metals & Mining -- 0.10%
  c,d             Jaguar Mining, Inc., 4.50%, 11/1/2014                                11,000,000            9,748,750

                                                                                                             9,748,750
              MEDIA -- 0.04%
                Media -- 0.04%
                  Live Nation Entertainment, Inc., 2.875%, 7/15/2027                    4,000,000            3,760,000

                                                                                                             3,760,000
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.02%
                Pharmaceuticals -- 0.02%
                  KV Pharmaceutical Co., 2.50%, 5/16/2033                               4,000,000            2,000,000

                                                                                                             2,000,000
              REAL ESTATE -- 0.11%
                Real Estate Investment Trusts -- 0.11%
  c               Extra Space Storage LP, 3.625%, 4/1/2027                             10,000,000           10,350,000

                                                                                                            10,350,000
              TELECOMMUNICATION SERVICES -- 0.12%
                Diversified Telecommunication Services -- 0.03%
                  Level 3 Communications, Inc., 7.00%, 3/15/2015                        2,000,000            3,180,000
                Wireless Telecommunication Services -- 0.09%
                  NII Holdings, 3.125%, 6/15/2012                                       8,000,000            8,010,000

                                                                                                            11,190,000
              TRANSPORTATION -- 0.02%
                Marine -- 0.02%
  c               Ultrapetrol Bahamas Ltd., 7.25%, 1/15/2017                            1,750,000            1,723,750

            TOTAL CONVERTIBLE BONDS (Cost $142,469,330)                                                    160,042,875

            MUNICIPAL BONDS -- 0.04%
                  San Bernardino County California, 8.45%, 9/1/2030                     2,555,000            2,535,352
                  Victor New York, 9.20%, 5/1/2014                                      1,130,000            1,173,313

            TOTAL MUNICIPAL BONDS (Cost $3,665,744)                                                          3,708,665

            U.S. GOVERNMENT AGENCIES -- 0.11%
  c               Agribank FCB, 9.125%, 7/15/2019                                       6,750,000            8,390,790
                  Federal National Mtg Association REMIC Series 2006-B1 Class AB,
                  6.00%, 6/25/2016                                                      1,823,523            1,848,486

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $8,569,356)                                                10,239,276

            FOREIGN BONDS -- 2.15%
              CONSUMER SERVICES -- 0.00%
                Hotels, Restaurants & Leisure -- 0.00%
  b,e,f           FU JI Food and Catering (HKD), 0%, 10/18/2010                        17,500,000              224,887

                                                                                                               224,887
              DIVERSIFIED FINANCIALS -- 0.19%
                Capital Markets -- 0.11%
                  Morgan Stanley (AUD), 5.37%, 3/1/2013                                 4,000,000            4,217,174
                  Morgan Stanley (BRL), 10.09%, 5/3/2017                                9,560,000            6,033,768
                Diversified Financial Services -- 0.08%
  c,e             Bank of America Corp. (BRL), 10.00%, 11/19/2014                       6,500,000            4,154,519
  e               Bank of America Corp. (BRL), 10.75%, 8/20/2018                        5,000,000            3,199,821

                                                                                                            17,605,282
              FOOD & STAPLES RETAILING -- 0.02%
                Food & Staples Retailing -- 0.02%
                  Wesfarmers Ltd. (AUD), 7.607%, 9/11/2014                              2,000,000            2,216,865

                                                                                                             2,216,865
              FOOD, BEVERAGE & TOBACCO -- 0.13%
                Beverages -- 0.13%
                  Ambev International Finance Co. Ltd. (BRL), 9.50%, 7/24/2017          7,669,000            4,975,403
                  Anheuser- Busch InBev (BRL), 9.75%, 11/17/2015                       10,000,000            6,776,023

                                                                                                            11,751,426
              INSURANCE -- 0.17%
                Insurance -- 0.17%
                  ELM BV (AUD), 7.635%, 12/31/2049                                     10,500,000            9,200,875
                  ELM BV (AUD), 6.35%, 12/27/2049                                       8,000,000            6,607,083

                                                                                                            15,807,958
              MEDIA -- 0.07%
                Media -- 0.07%
  c               Corus Entertainment (CAD), 7.25%, 2/10/2017                           2,000,000            2,198,144
                  News America Holdings (AUD), 8.625%, 2/7/2014                         4,000,000            4,409,774

                                                                                                             6,607,918
              MISCELLANEOUS -- 0.41%
                Miscellaneous -- 0.41%
                  New South Wales Treasury Corp. (AUD), 3.75%, 11/20/2020               8,500,000           10,304,401
                  Republic of Brazil (BRL), 12.50%, 1/5/2016                           16,250,000           12,260,516
                  Republic of Brazil (BRL), 12.50%, 1/5/2022                           20,000,000           16,018,967

                                                                                                            38,583,884
              TELECOMMUNICATION SERVICES -- 0.05%
                Diversified Telecommunication Services -- 0.05%
  c               Wind Acquisition Finance SA (EUR), 11.75%, 7/15/2017                  3,000,000            4,894,255

                                                                                                             4,894,255
              TRANSPORTATION -- 0.90%
                Airlines -- 0.11%
  e               Iberbond 2004 plc (EUR), 4.235%, 12/24/2017                           8,000,000           10,557,089
                Transportation Infrastructure -- 0.79%
                  Southern Cross Air Corp. (AUD), 6.688%, 12/20/2016                   69,711,900           74,433,073

                                                                                                            84,990,162
              UTILITIES -- 0.21%
                Electric Utilities -- 0.09%
                  Cia De Ele Do E Da Bahia (BRL), 11.75%, 4/27/2016                    12,000,000            8,246,564
                Multi-Utilities -- 0.12%
                  Ville De Montreal (CAD), 5.45%, 12/1/2019                            10,000,000           11,487,376

                                                                                                            19,733,940

            TOTAL FOREIGN BONDS (Cost $155,930,214)                                                        202,416,577

            OTHER SECURITIES -- 0.26%
                Loan Participations -- 0.26%
                  Crown Castle Operating Co., 1.691%, 3/6/2014                          2,923,858            2,888,362
  e               Merisant Co. Term Loan B, 7.50%, 1/31/2014                            2,326,411            2,291,515
                  Mylan Laboratories, Inc., 3.50%, 10/2/2014                            1,956,182            1,964,495
                  Texas Comp Electric Holdings, LLC, 3.69%, 10/10/2014                 20,669,860           17,466,032

            TOTAL OTHER SECURITIES (Cost $23,931,228)                                                       24,610,404

            SHORT TERM INVESTMENTS -- 2.37%
                  Bank of New York Tri-Party Repurchase Agreement 0.22% dated
                  6/30/2011, due 7/01/2011, repurchase price collateralized by
                  71 corporate debt obligations having an average yield of 5.38%, a minimum credit rating of BBB-, maturity dates from
                  5/1/2012 to 6/14/2041, and having an aggregate market value of
                  $186,728,891                                                        175,000,000          175,000,000
                  Devon Energy Corp., 0.15%, 7/1/2011                                  48,000,000           48,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $223,000,000)                                               223,000,000

TOTAL INVESTMENTS -- 99.51% (Cost $8,464,164,083)                                                    $   9,374,084,121

OTHER ASSETS LESS LIABILITIES -- 0.49%                                                                      46,362,214

NET ASSETS -- 100.00%                                                                                $   9,420,446,335

Footnote Legend
a Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                           Shares/Principal      Gross         Gross      Shares/Principal     Market Value    Investment
Issuer                    September 30, 2010   Additions    Reductions     June 30, 2011      June 30, 2011       Income
Dynex Capital, Inc.*                  --       2,351,183            --       2,351,183     $     22,759,451  $    931,819
Solar Capital Ltd.             1,901,000       1,699,000            --       3,600,000           88,884,000     5,992,020
Solar Capital Ltd.                    --         153,599        (3,599)        150,000            3,703,500       270,000

Total non-controlled affiliated issuers - 1.22% of net assets                              $    115,346,951  $  7,193,839

*Issuer not affiliated at September 30, 2010.
b   Non-income producing.
c   Securities exempt from registration under Rule 144A of the Securities Act of
    1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, the aggregate value of these securities in the Fund's portfolio was $544,620,192, representing 5.78% of the Fund's net assets.
d   Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e   Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
f   Bond in default.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
ARM        Adjustable Rate Mortgage
AUD        Denominated in Australian Dollars
BRL        Denominated in Brazilian Real
CAD        Denominated in Canadian Dollars
CHL        Denominated in Chilean Peso
CMO        Collateralized Mortgage Obligation
CPI        Consumer Price Index
EUR        Denominated in Euros
FCB        Farm Credit Bank
HKD        Denominated in Hong Kong Dollars
LIBOR      London Interbank Offered Rate
MFA        Mortgage Finance Authority
Mtg        Mortgage
Pfd        Preferred Stock
REMIC      Real Estate Mortgage Investment Conduit

                         Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2011
                                           Contract        Contract          Value         Unrealized      Unrealized
Contract Description          Buy/Sell      Amount        Value Date          USD         Appreciation    Depreciation

Euro                            Sell      127,326,900     08/31/2011     $ 184,348,355    $         --   $ (3,712,865)
Euro                            Sell      107,340,200     08/31/2011       155,410,909              --     (7,999,539)
Euro                            Sell      648,459,200     08/31/2011       938,861,991              --    (30,130,722)
Great Britain Pound             Sell       73,563,500     10/06/2011       117,932,666         624,478              --
Great Britain Pound             Sell       19,954,800     10/06/2011        31,990,359         479,493              --
Swiss Franc                     Buy        30,199,500     10/06/2011        35,941,893          51,207              --
Swiss Franc                     Sell      148,116,700     10/06/2011       176,280,886              --    (15,563,981)
Thai Baht                       Sell      779,346,600     08/25/2011        25,276,542          51,590              --
Thai Baht                       Sell      355,380,200     08/25/2011        11,526,043          44,206              --

Total                                                                                     $  1,250,974   $ (57,407,107)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification
ASC 815-10-50 ("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2011, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2011 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $  7,194,212,786   $  7,194,212,786      $            --    $             --
    Preferred Stock(a)                      338,009,208        281,843,583           56,165,625                  --
    Exchange Traded Funds                    27,393,000         27,393,000                   --                  --
    Asset Backed Securities                  23,546,183                 --           23,546,183                  --
    Corporate Bonds                       1,166,905,147                 --        1,150,848,089          16,057,058
    Convertible Bonds                       160,042,875                 --          160,042,875                  --
    Municipal Bonds                           3,708,665                 --            3,708,665                  --
    U.S. Government Agencies                 10,239,276                 --           10,239,276                  --
    Foreign Bonds                           202,416,577                 --          184,280,261          18,136,316
    Other Securities                         24,610,404                 --           22,318,889           2,291,515
    Short Term Investments                  223,000,000                 --          223,000,000                  --

Total Investments in Securities        $  9,374,084,121   $  7,503,449,369      $ 1,834,149,863    $     36,484,889

    Other Financial Instruments**
     Forward  Currency Contracts       $      1,250,974   $             --      $     1,250,974    $             --
     Spot Currency                     $         94,127   $         94,127      $            --    $             --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $   (57,407,107)   $             --      $   (57,407,107)   $             --
     Spot Currency                     $       (37,263)   $        (37,263)     $            --    $             --

(a) Industry classifications for Preferred Stock in Level 2 consist of $7,856,250 in Banks, $17,071,875 in Telecommunication Services and $31,237,500 in Utilities at June 30, 2011.

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2011, is as follows:

                  Beginning                                    Net        Net Unrealized    Net Transfers       Ending
                   Balance        Gross         Gross        Realized     Appreciation/      in/(out) of        Balance
                  9/30/2010     Purchases       Sales      Gain/(Loss)    (Depreciation)     Level 3 (b)     6/30/2011 (a)
Investments in
Securities     $ 31,312,142   $ 22,211,865  $(12,637,504) $ (131,375)   $    (89,136)     $  (4,181,103)   $  36,484,889

(a) Level 3 Securities represent 0.39% of Total Net Assets at the period ended June 30, 2011.

(b) Net transfers out of Level 3 were to Level 2, and were due to changes in other significant observable inputs existing during the period ended June 30, 2011. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

Thornburg Global Opportunities Fund                                                       June 30, 2011  Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 92.33%
              BANKS -- 7.38%
                Commercial Banks -- 7.38%
                 BancorpSouth, Inc.                                                       713,300     $      8,852,053
                 China Merchants Bank Co., Ltd.                                         2,458,241            5,951,561
                 Liechtensteinische Landesbank AG                                         157,678           14,140,852

                                                                                                            28,944,466
              CAPITAL GOODS -- 6.04%
                Machinery -- 2.92%
                 Trinity Industries, Inc.                                                 328,821           11,469,276
                Trading Companies & Distributors -- 3.12%
                 Fly Leasing Ltd. ADR                                                     925,113           12,239,245

                                                                                                            23,708,521
              CONSUMER DURABLES & APPAREL -- 3.15%
                Household Durables -- 3.15%
                 Cyrela Brazil Realty S.A.                                              1,296,300           12,351,252

                                                                                                            12,351,252
              CONSUMER SERVICES -- 0.20%
                Hotels, Restaurants & Leisure -- 0.20%
                 Arcos Dorados Holdings, Inc.                                              36,500              769,785

                                                                                                               769,785
              DIVERSIFIED FINANCIALS -- 14.91%
                Capital Markets -- 3.92%
       a         UBS AG                                                                   629,046           11,469,849
                 Verwaltungs und Privat Bank AG                                            29,680            3,897,320
                Diversified Financial Services -- 10.99%
                 Bank of America Corp.                                                  1,152,700           12,633,592
       a         ING Groep N.V.                                                           923,400           11,367,350
                 KKR Financial Holdings LLC                                             1,947,700           19,106,937

                                                                                                            58,475,048
              ENERGY -- 13.02%
                Energy Equipment & Services -- 9.89%
                 Ensco plc ADR                                                            221,000           11,779,300
                 Ensign Energy Services, Inc.                                             691,900           13,716,759
                 Transocean Ltd.                                                          206,000           13,299,360
                Oil, Gas & Consumable Fuels -- 3.13%
       a         Bankers Petroleum Ltd.                                                 1,722,200           12,285,485

                                                                                                            51,080,904
              FOOD & STAPLES RETAILING -- 0.94%
                Food & Staples Retailing -- 0.94%
                 Walgreen Co.                                                              86,500            3,672,790

                                                                                                             3,672,790
              FOOD, BEVERAGE & TOBACCO -- 4.85%
                Food Products -- 4.85%
                 BRF-Brasil Foods SA                                                    1,119,700           19,012,623

                                                                                                            19,012,623
              INSURANCE -- 8.09%
                Insurance -- 8.09%
                 Hartford Financial Services Group, Inc.                                  237,300            6,257,601
                 Swiss Re Ltd.                                                            232,950           13,080,666
                 Willis Group Holdings plc                                                301,300           12,386,443

                                                                                                            31,724,710
              MEDIA -- 6.03%
                Media -- 6.03%
       a         Kabel Deutschland Holding AG                                             232,400           14,289,426
                 Television Broadcasts Ltd.                                             1,416,800            9,358,305

                                                                                                            23,647,731
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 4.05%
                Pharmaceuticals -- 4.05%
                 Roche Holding AG                                                          29,700            4,970,312
                 Teva Pharmaceutical Industries Ltd. ADR                                  226,430           10,918,455

                                                                                                            15,888,767
               RETAILING -- 3.61%
                Specialty Retail -- 3.61%
       a         Carphone Warehouse Group plc                                           2,086,600           14,165,807

                                                                                                            14,165,807
              SOFTWARE & SERVICES -- 7.42%
                Internet Software & Services -- 3.57%
       a         Google, Inc.                                                              27,635           13,993,811
                Software -- 3.85%
                 Microsoft Corp.                                                          581,500           15,119,000

                                                                                                            29,112,811
              TECHNOLOGY HARDWARE & EQUIPMENT -- 1.51%
                Computers & Peripherals -- 1.51%
       a         Dell, Inc.                                                               355,100            5,919,517

                                                                                                             5,919,517
              TELECOMMUNICATION SERVICES -- 11.13%
                Diversified Telecommunication Services -- 11.13%
                 Cable & Wireless Worldwide plc                                        15,146,800           11,199,558
       a         Global Crossing Ltd.                                                     375,990           14,430,496
                 Telstra Corp. Ltd.                                                     5,817,663           18,032,841

                                                                                                            43,662,895

            TOTAL COMMON STOCK (Cost $304,809,649)                                                         362,137,627

            PREFERRED STOCK -- 2.90%
              BANKS -- 2.90%
                Commercial Banks -- 2.90%
                 Fifth Third Bancorp Pfd, 8.50%                                            80,500           11,387,530

            TOTAL PREFERRED STOCK (Cost $2,079,829)                                                         11,387,530

            SHORT TERM INVESTMENTS -- 4.95%
                  Devon Energy Corp., 0.15%, 7/1/2011                              $   19,400,000           19,400,000

            TOTAL SHORT TERM INVESTMENTS (Cost $19,400,000)                                                 19,400,000

TOTAL INVESTMENTS -- 100.18% (Cost $326,289,478)                                                     $     392,925,157

LIABILITIES NET OF OTHER ASSETS -- (0.18)%                                                                    (706,616)

NET ASSETS -- 100.00%                                                                                $     392,218,541

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
Pfd        Preferred Stock

                         Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2011
                                           Contract        Contract          Value         Unrealized      Unrealized
Contract Description          Buy/Sell      Amount        Value Date          USD         Appreciation    Depreciation

Euro                            Sell       1,974,500      08/18/2011     $   2,859,801    $         --   $    (46,474)
Euro                            Sell       1,797,700      08/18/2011         2,603,730              --        (52,254)
Euro                            Sell       1,665,100      08/18/2011         2,411,676              --        (93,591)
Euro                            Sell       3,085,600      08/18/2011         4,469,082              --       (143,441)
Euro                            Sell       5,161,200      08/18/2011         7,475,313              --       (533,137)
Great Britain Pound             Sell      12,306,000      12/16/2011        19,710,870              --       (105,812)
Swiss Franc                     Sell      12,624,300      10/05/2011        15,024,636              --     (1,375,859)

Total                                                                                     $         --   $ (2,350,568)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification
ASC 815-10-50 ("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2011, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2011 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                              Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

   Common Stock                        $    362,137,627   $    362,137,627      $           --     $            --
    Preferred Stock                          11,387,530         11,387,530                  --                  --
    Short Term Investments                   19,400,000                --           19,400,000                  --

Total Investments in Securities        $    392,925,157   $    373,525,157      $   19,400,000     $            --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $    (2,350,568)   $             --      $   (2,350,568)    $            --
     Spot Currency                     $           (44)   $            (44)     $           --     $            --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2011, is as follows:

                  Beginning                                    Net        Net Unrealized    Net Transfers       Ending
                   Balance        Gross         Gross        Realized     Appreciation/      in/(out) of        Balance
                  9/30/2010     Purchases       Sales      Gain/(Loss)    (Depreciation)     Level 3 (b)     6/30/2011 (a)
Investments in
Securities     $  6,000,000    $       --     $    --      $       --     $          --     $ (6,000,000)    $         --

(a) Level 3 Securities represent 0.00% of Total Net Assets at the period ended June 30, 2011.

(b) Net transfers out of Level 3 were to Level 1, and were due to quoted prices in active markets for identical investments existing during the period ended June 30, 2011. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

Thornburg Developing World Fund                                                           June 30, 2011  Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 100.02%
              BANKS -- 11.00%
                Commercial Banks -- 11.00%
                 Banco Macro SA ADR                                                        24,031     $        906,930
                 Credicorp Ltd.                                                            11,320              974,652
                 Komercni Banka a.s.                                                        6,934            1,691,013
                 PT Bank Mandiri                                                        2,504,000            2,102,361
                 Sberbank of Russia                                                       586,400            2,157,952
                 Turkiye Garanti Bankasi A.S.                                             336,400            1,525,511

                                                                                                             9,358,419
              CAPITAL GOODS -- 1.43%
                Machinery -- 1.43%
                 Turk Traktor Ve Ziraat Makineleri AS                                      52,974            1,214,191

                                                                                                             1,214,191
              CONSUMER DURABLES & APPAREL -- 2.72%
                Textiles, Apparel & Luxury Goods -- 2.72%
                 Trinity Ltd.                                                           2,298,000            2,312,263

                                                                                                             2,312,263
              CONSUMER SERVICES -- 5.69%
                Diversified Consumer Services -- 2.71%
       a         New Oriental Education & Technology Group, Inc. ADR                       20,623            2,304,001
                Hotels, Restaurants & Leisure -- 2.98%
       a         Jubilant Foodworks Ltd.                                                   39,343              834,826
                 Wynn Macau Ltd.                                                          522,800            1,706,455

                                                                                                             4,845,282
              ENERGY -- 10.42%
                Energy Equipment & Services -- 2.78%
                 Schlumberger Ltd.                                                         27,344            2,362,522
                Oil, Gas & Consumable Fuels -- 7.64%
       a         Bankers Petroleum Ltd.                                                   181,000            1,291,181
                 CNOOC Ltd.                                                               597,000            1,396,276
                 Coal India Ltd.                                                          156,200            1,373,575
                 OAO Gazprom ADR                                                          167,800            2,441,490

                                                                                                             8,865,044
              FOOD & STAPLES RETAILING -- 5.34%
                Food & Staples Retailing -- 5.34%
                 Drogasil S.A.                                                            314,067            2,143,218
                 Eurocash SA                                                              140,406            1,510,127
                 PriceSmart, Inc.                                                          17,458              894,374

                                                                                                             4,547,719
              FOOD, BEVERAGE & TOBACCO -- 5.31%
                Beverages -- 2.79%
                 Coca Cola Co.                                                             35,357            2,379,173
                Food Products -- 2.52%
                 Mayora Indah                                                           1,414,000            2,143,548

                                                                                                             4,522,721
              HEALTH CARE EQUIPMENT & SERVICES -- 6.79%
                Health Care Equipment & Supplies -- 2.35%
                 St. Shine Optical Co. Ltd.                                               131,644            1,995,960
                Health Care Providers & Services -- 4.44%
                 Diagnosticos da America SA                                               140,200            1,886,522
                 Sinopharm Group Co. H                                                    564,900            1,894,687

                                                                                                             5,777,169
              HOUSEHOLD & PERSONAL PRODUCTS -- 6.32%
                Household Products -- 2.69%
                 Colgate Palmolive Co.                                                     26,210            2,291,016
                Personal Products -- 3.63%
                 Dabur India Ltd.                                                         325,369              831,574
                 Hengan International Group Co. Ltd.                                      251,500            2,257,511

                                                                                                             5,380,101
              MATERIALS -- 13.10%
                Chemicals -- 5.43%
                 Asian Paints Ltd.                                                         29,918            2,115,559
                 Potash Corp. of Saskatchewan, Inc.                                        43,929            2,503,514
                Construction Materials -- 5.13%
                 PT Indocement Tunggal Prakarsa Tbk                                     1,276,700            2,538,363
                 West China Cement Ltd.                                                 5,074,000            1,832,240
                Metals & Mining -- 2.54%
                 Southern Copper Corp.                                                     65,701            2,159,592

                                                                                                            11,149,268
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 3.87%
                Pharmaceuticals -- 3.87%
                 China Shineway Pharmaceutical Group Ltd.                                 400,000              794,685
       a         Genomma Lab Internacional SA                                             982,800            2,501,383

                                                                                                             3,296,068
              RETAILING -- 8.00%
                Internet & Catalog Retail -- 2.45%
       a         Makemytrip Ltd.                                                           84,989            2,082,231
                Multiline Retail -- 2.91%
                 Clicks Group Ltd.                                                        396,315            2,476,309
                Specialty Retail -- 2.64%
                 Cia Hering                                                                97,600            2,245,116

                                                                                                             6,803,656
              SOFTWARE & SERVICES -- 17.17%
                Information Technology Services -- 1.53%
                 Infosys Technologies Ltd. ADR                                             19,934            1,300,295
                Internet Software & Services -- 9.16%
       a         Baidu, Inc. ADR                                                           10,268            1,438,855
                 Mercadolibre, Inc.                                                        20,862            1,655,191
       a         Renren, Inc. ADR                                                          57,000              504,450
                 Tencent Holdings Ltd.                                                     69,800            1,896,208
       a         Yandex NV                                                                 64,730            2,298,562
                Software -- 6.48%
                 Totvs SA                                                                 155,255            2,865,052
       a         VanceInfo Technologies ADR                                               114,833            2,653,791

                                                                                                            14,612,404
              TECHNOLOGY HARDWARE & EQUIPMENT -- 1.07%
                Communications Equipment -- 1.07%
                 HTC Corp.                                                                 27,000              908,037

                                                                                                               908,037
              TRANSPORTATION -- 1.79%
                Transportation Infrastructure -- 1.79%
                 China Merchants Holdings International Co. Ltd.                          394,000            1,524,011

                                                                                                             1,524,011

            TOTAL COMMON STOCK (Cost $76,838,818)                                                           85,116,353

TOTAL INVESTMENTS -- 100.02% (Cost $76,838,818)                                                      $      85,116,353

LIABILITIES NET OF OTHER ASSETS -- (0.02)%                                                                    (19,932)

NET ASSETS -- 100.00%                                                                                $      85,096,421

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
EUR        Denominated in Euros

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification
ASC 815-10-50 ("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2011, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service.
The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2011. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2011
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $   85,116,353   $     85,116,353        $         --       $          --

Total Investments in Securities        $   85,116,353   $     85,116,353        $         --       $          --

     Other Financial Instruments**
      Spot Currency                    $        1,993   $          1,993        $         --       $          --

Liabilities

     Other Financial Instruments**
      Spot Currency                    $         (45)   $           (45)        $         --      $           --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI Barra and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes:
It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers between levels during the period ended June 30, 2011.


Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    August 18, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    August 18, 2011

By:      /s/ George T. Strickland

         George T. Strickland

         Treasurer and principal financial officer

         Date:    August 18, 2011